UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2025

Date of reporting period:	June 30, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class 2

Blue Chip Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of April 30, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16Footnote Reference*	0.90%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from April 30, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$26,925
  Total Number of Portfolio Holdings42
  Portfolio Turnover Rate (annualized)31.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.33%
Investment Companies	0.67%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	27.00%
Financial	24.04%
Communications	21.67%
Industrial	8.76%
Consumer, Cyclical	8.04%
Consumer, Non-cyclical	7.46%
Basic Materials	2.36%
Money Market Funds	0.67%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC897SAR2-0

Class 1

Bond Market Index Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,885,911
  Total Number of Portfolio Holdings4,159
  Portfolio Turnover Rate (annualized)44.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	69.99%
Bonds	28.71%
Investment Companies	2.05%
Municipal Bonds	0.57%
Other Assets and Liabilities	(1.32)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.26%
Mortgage Securities	26.01%
Financial	8.20%
Consumer, Non-cyclical	4.15%
Utilities	2.40%
Communications	2.12%
Money Market Funds	2.05%
Industrial	1.93%
Technology	1.78%
Energy	1.76%
Consumer, Cyclical	1.49%
Basic Materials	0.60%
Revenue Bonds	0.33%
General Obligation Unlimited	0.18%
Insured	0.04%
Prerefunded	0.01%
General Obligation Limited	0.01%
Other Assets and Liabilities	(1.32)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC5SAR1-0

Class 1

Core Plus Bond Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$209,421
  Total Number of Portfolio Holdings793
  Portfolio Turnover Rate (annualized)204.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	62.32%
U.S. Government & Government Agency Obligations	34.74%
Investment Companies	7.60%
Senior Floating Rate Interests	2.60%
Other Assets and LiabilitiesFootnote Reference*	(7.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	33.69%
Financial	17.48%
Government	9.56%
Asset Backed Securities	9.42%
Consumer, Non-cyclical	5.61%
Exchange-Traded Funds	5.36%
Utilities	4.70%
Industrial	3.98%
Energy	3.53%
Consumer, Cyclical	3.47%
Communications	3.36%
Technology	3.24%
Money Market Funds	2.24%
Basic Materials	1.62%
Other Assets and LiabilitiesFootnote Reference*	(7.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC4SAR1-0

Class 1

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$556,399
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)13.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.50%
Domestic Equity Funds	43.44%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR1-0

Class 2

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$556,399
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)13.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.50%
Domestic Equity Funds	43.44%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR2-0

Class 2

Diversified Balanced Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$219,914
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)64.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.09%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.50%
Domestic Equity Funds	23.21%
Exchange-Traded Funds	20.29%
International Equity Funds	7.09%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC52SAR2-0

Class 2

Diversified Balanced Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$96,936
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)13.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	49.54%
Domestic Equity Funds	43.40%
International Equity Funds	7.09%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC43SAR2-0

Class 2

Diversified Growth Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,056,227
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)12.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.40%
Fixed Income Funds	34.54%
International Equity Funds	10.09%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC7SAR2-0

Class 2

Diversified Growth Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,450,539
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)69.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	35.23%
Fixed Income Funds	34.50%
Exchange-Traded Funds	20.28%
International Equity Funds	10.10%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC53SAR2-0

Class 2

Diversified Growth Strategic Allocation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$217,430
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)12.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.35%
Fixed Income Funds	34.58%
International Equity Funds	10.10%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC44SAR2-0

Class 2

Diversified Income Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$191,708
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)16.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.55%
Domestic Equity Funds	31.42%
International Equity Funds	4.06%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC8SAR2-0

Class 1

Diversified International Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$281,882
  Total Number of Portfolio Holdings108
  Portfolio Turnover Rate (annualized)24.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.11%
Investment Companies	1.45%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.65%
Japan	12.50%
France	10.70%
Germany	7.29%
Canada	6.92%
China	6.34%
Netherlands	4.32%
Taiwan	3.91%
United States	3.67%
Hong Kong	2.83%
India	2.09%
Korea, Republic Of	1.99%
Italy	1.97%
Greece	1.79%
Ireland	1.76%
Spain	1.65%
Switzerland	1.51%
Denmark	1.30%
Sweden	1.30%
Austria	1.23%
Other LocationsFootnote Reference*	7.84%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC9SAR1-0

Class 1

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$707,562
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.09%
Investment Companies	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.06%
Consumer, Non-cyclical	19.72%
Consumer, Cyclical	13.17%
Technology	10.17%
Industrial	10.00%
Energy	6.77%
Utilities	4.55%
Communications	4.31%
Basic Materials	2.34%
Money Market Funds	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR1-0

Class 2

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$707,562
  Total Number of Portfolio Holdings64
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.09%
Investment Companies	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.06%
Consumer, Non-cyclical	19.72%
Consumer, Cyclical	13.17%
Technology	10.17%
Industrial	10.00%
Energy	6.77%
Utilities	4.55%
Communications	4.31%
Basic Materials	2.34%
Money Market Funds	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR2-0

Class 1

Global Emerging Markets Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	1.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$74,119
  Total Number of Portfolio Holdings121
  Portfolio Turnover Rate (annualized)36.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.62%
Investment Companies	1.73%
Preferred Stocks	0.88%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	19.26%
India	16.84%
Korea, Republic Of	9.04%
Brazil	4.19%
Greece	3.69%
Hong Kong	3.60%
Indonesia	2.55%
Mexico	2.20%
Uruguay	1.79%
South Africa	1.73%
Saudi Arabia	1.67%
Poland	1.42%
Singapore	1.26%
Peru	1.01%
Canada	0.77%
Vietnam	0.75%
United States	0.55%
Luxembourg	0.52%
United Kingdom	0.51%
Other LocationsFootnote Reference*	3.80%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC12SAR1-0

Class 1

Government & High Quality Bond Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$108,545
  Total Number of Portfolio Holdings279
  Portfolio Turnover Rate (annualized)300.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	89.85%
Bonds	26.26%
Investment Companies	1.75%
Other Assets and LiabilitiesFootnote Reference*	(17.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.46%
Asset Backed Securities	14.50%
Government	3.15%
Money Market Funds	1.75%
Other Assets and LiabilitiesFootnote Reference*	(17.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC11SAR1-0

Class 1

LargeCap Growth Account I

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$617,971
  Total Number of Portfolio Holdings409
  Portfolio Turnover Rate (annualized)51.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.75%
Investment Companies	2.38%
Convertible Preferred Stocks	0.11%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	43.17%
Communications	21.53%
Consumer, Non-cyclical	12.69%
Financial	7.74%
Industrial	6.48%
Consumer, Cyclical	5.68%
Money Market Funds	2.20%
Energy	0.46%
Exchange-Traded Funds	0.18%
Basic Materials	0.06%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC15SAR1-0

Class 1

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,530,371
  Total Number of Portfolio Holdings508
  Portfolio Turnover Rate (annualized)1.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.93%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.99%
Communications	15.64%
Financial	14.56%
Consumer, Non-cyclical	14.12%
Consumer, Cyclical	7.88%
Industrial	7.33%
Energy	2.93%
Money Market Funds	2.60%
Utilities	2.32%
Basic Materials	1.44%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR1-0

Class 2

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,530,371
  Total Number of Portfolio Holdings508
  Portfolio Turnover Rate (annualized)1.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.93%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.99%
Communications	15.64%
Financial	14.56%
Consumer, Non-cyclical	14.12%
Consumer, Cyclical	7.88%
Industrial	7.33%
Energy	2.93%
Money Market Funds	2.60%
Utilities	2.32%
Basic Materials	1.44%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR2-0

Class 1

LargeCap S&P 500 Managed Volatility Index Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$132,962
  Total Number of Portfolio Holdings510
  Portfolio Turnover Rate (annualized)17.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.22%
Investment Companies	6.02%
Purchased Options	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.73%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.71%
Communications	14.99%
Financial	13.95%
Consumer, Non-cyclical	13.53%
Consumer, Cyclical	7.57%
Industrial	7.04%
Money Market Funds	4.52%
Energy	2.82%
Utilities	2.23%
Exchange-Traded Funds	1.50%
Basic Materials	1.38%
Purchased Options	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.73%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC42SAR1-0

Class 1

MidCap Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$655,752
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)14.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.86%
Investment Companies	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.33%
Consumer, Cyclical	23.58%
Industrial	20.43%
Technology	15.80%
Utilities	3.60%
Consumer, Non-cyclical	3.30%
Communications	2.32%
Basic Materials	1.50%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR1-0

Class 2

MidCap Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$655,752
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)14.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.86%
Investment Companies	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.33%
Consumer, Cyclical	23.58%
Industrial	20.43%
Technology	15.80%
Utilities	3.60%
Consumer, Non-cyclical	3.30%
Communications	2.32%
Basic Materials	1.50%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR2-0

Class 1

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$233,261
  Total Number of Portfolio Holdings99
  Portfolio Turnover Rate (annualized)59.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.11%
Financial	16.50%
Communications	15.46%
Consumer, Non-cyclical	12.83%
Consumer, Cyclical	9.71%
Industrial	7.98%
Energy	3.86%
Utilities	2.52%
Basic Materials	1.66%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR1-0

Class 2

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$233,261
  Total Number of Portfolio Holdings99
  Portfolio Turnover Rate (annualized)59.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.11%
Financial	16.50%
Communications	15.46%
Consumer, Non-cyclical	12.83%
Consumer, Cyclical	9.71%
Industrial	7.98%
Energy	3.86%
Utilities	2.52%
Basic Materials	1.66%
Money Market Funds	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR2-0

Class 1

Principal LifeTime 2020 Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$143,798
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)42.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.26%
Domestic Equity Funds	29.37%
International Equity Funds	12.97%
Specialty Funds	0.40%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC23SAR1-0

Class 1

Principal LifeTime 2030 Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$320,417
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)48.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	41.55%
Domestic Equity Funds	40.06%
International Equity Funds	17.91%
Specialty Funds	0.48%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC24SAR1-0

Class 1

Principal LifeTime 2040 Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$206,799
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.34%
International Equity Funds	24.38%
Fixed Income Funds	21.28%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC25SAR1-0

Class 1

Principal LifeTime 2050 Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$93,218
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.43%
International Equity Funds	29.61%
Fixed Income Funds	4.96%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC26SAR1-0

Class 1

Principal LifeTime 2060 Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$34,452
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)71.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.40%
International Equity Funds	30.09%
Fixed Income Funds	3.52%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC41SAR1-0

Class 1

Principal LifeTime Strategic Income Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$54,244
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)41.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.81%
Domestic Equity Funds	24.91%
International Equity Funds	10.86%
Specialty Funds	0.42%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC27SAR1-0

Class 1

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$249,394
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)16.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.59%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.50%
Money Market Funds	0.59%
Consumer, Cyclical	0.55%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR1-0

Class 2

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$249,394
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)16.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.59%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.50%
Money Market Funds	0.59%
Consumer, Cyclical	0.55%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR2-0

Class 1

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$570,035
  Total Number of Portfolio Holdings28
  Portfolio Turnover Rate (annualized)48.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.53%
Fixed Income Funds	32.50%
International Equity Funds	8.79%
Specialty Funds	2.41%
Money Market Funds	0.79%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR1-0

Class 2

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$570,035
  Total Number of Portfolio Holdings28
  Portfolio Turnover Rate (annualized)48.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.53%
Fixed Income Funds	32.50%
International Equity Funds	8.79%
Specialty Funds	2.41%
Money Market Funds	0.79%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR2-0

Class 1

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$158,737
  Total Number of Portfolio Holdings28
  Portfolio Turnover Rate (annualized)40.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	55.51%
Domestic Equity Funds	34.55%
International Equity Funds	7.16%
Specialty Funds	1.87%
Money Market Funds	0.93%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR1-0

Class 2

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$158,737
  Total Number of Portfolio Holdings28
  Portfolio Turnover Rate (annualized)40.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	55.51%
Domestic Equity Funds	34.55%
International Equity Funds	7.16%
Specialty Funds	1.87%
Money Market Funds	0.93%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR2-0

Class 1

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$413,104
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)42.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.65%
International Equity Funds	14.93%
Fixed Income Funds	14.72%
Specialty Funds	2.25%
Money Market Funds	0.48%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR1-0

Class 2

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$413,104
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)42.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.65%
International Equity Funds	14.93%
Fixed Income Funds	14.72%
Specialty Funds	2.25%
Money Market Funds	0.48%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR2-0

Class 1

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$118,793
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)30.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.12%
Domestic Equity Funds	22.23%
International Equity Funds	3.81%
Money Market Funds	0.97%
Specialty Funds	0.89%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR1-0

Class 2

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$118,793
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)30.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.12%
Domestic Equity Funds	22.23%
International Equity Funds	3.81%
Money Market Funds	0.97%
Specialty Funds	0.89%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR2-0

Class 1

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$463,692
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)44.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	76.92%
International Equity Funds	19.89%
Specialty Funds	2.40%
Fixed Income Funds	0.44%
Money Market Funds	0.38%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR1-0

Class 2

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$463,692
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)44.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	76.92%
International Equity Funds	19.89%
Specialty Funds	2.40%
Fixed Income Funds	0.44%
Money Market Funds	0.38%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR2-0

Class 1

Short-Term Income Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$130,951
  Total Number of Portfolio Holdings381
  Portfolio Turnover Rate (annualized)48.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.41%
U.S. Government & Government Agency Obligations	7.42%
Investment Companies	4.24%
Other Assets and LiabilitiesFootnote Reference*	(0.07)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.13%
Asset Backed Securities	21.92%
Mortgage Securities	13.70%
Utilities	8.10%
Government	7.41%
Consumer, Non-cyclical	5.33%
Energy	4.81%
Technology	4.45%
Money Market Funds	4.24%
Industrial	3.13%
Communications	2.37%
Basic Materials	0.77%
Consumer, Cyclical	0.71%
Other Assets and LiabilitiesFootnote Reference*	(0.07)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC34SAR1-0

Class 1

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$163,299
  Total Number of Portfolio Holdings124
  Portfolio Turnover Rate (annualized)15.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	1.29%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.93%
Consumer, Non-cyclical	23.77%
Industrial	21.46%
Technology	11.62%
Consumer, Cyclical	10.04%
Energy	2.82%
Utilities	2.56%
Communications	1.33%
Money Market Funds	1.29%
Basic Materials	1.14%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR1-0

Class 2

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$163,299
  Total Number of Portfolio Holdings124
  Portfolio Turnover Rate (annualized)15.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	1.29%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.93%
Consumer, Non-cyclical	23.77%
Industrial	21.46%
Technology	11.62%
Consumer, Cyclical	10.04%
Energy	2.82%
Utilities	2.56%
Communications	1.33%
Money Market Funds	1.29%
Basic Materials	1.14%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer April Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$42,573
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)34.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	91.58%
Purchased Options	15.55%
Other Assets and LiabilitiesFootnote Reference*	(7.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	91.51%
Purchased Options	15.55%
Money Market Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(7.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC902SAR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer January Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$40,601
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)54.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	140.19%
Purchased Options	22.53%
Other Assets and LiabilitiesFootnote Reference*	(62.72)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	140.16%
Purchased Options	22.53%
Money Market Funds	0.03%
Other Assets and LiabilitiesFootnote Reference*	(62.72)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC900SAR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer July Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$87,303
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate (annualized)54.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	51.28%
Purchased Options	10.04%
Other Assets and LiabilitiesFootnote Reference*	38.68%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	51.28%
Purchased Options	10.04%
Other Assets and LiabilitiesFootnote Reference*	38.68%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC898SAR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer October Account

Semi-Annual Shareholder Report  June 30, 2025

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$44,031
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	109.39%
Purchased Options	15.60%
Other Assets and LiabilitiesFootnote Reference*	(24.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	109.39%
Purchased Options	15.60%
Money Market Funds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(24.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC899SAR2-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Variable Contracts Funds, Inc.
Semi-Annual
Financial Statements
and Additional Information
June 30, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 64
Schedules of Investments 90
Financial Highlights (Includes performance information) 225
Changes in and Disagreements with Accountants (N-CSR Item 8) 299
Proxy Disclosures (N-CSR Item 9) 300
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 301
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 302

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 19,685 $ 2,003,514 $ 224,760
Investment in affiliated Funds--at cost ..........................................................
$ 181 $ 38,160 $ 3,378
Assets
Investment in securities--at value  ................................................................ $ 26,743 $ 1,872,632
(a)
$ 221,257
(a)
Investment in affiliated Funds--at value ........................................................... 181 38,160 3,378
Cash ............................................................................................... – 886 37
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 2 13,341 1,625
Fund shares sold ............................................................................. 23 705 671
Investment securities sold ................................................................... – 34,536 7,896
Variation margin on futures ................................................................. – – 177
Prepaid expenses ..................................................................................
3 – –
Total Assets   26,952 1,960,260 235,049
Liabilities
Accrued management and investment advisory fees .............................................. 13 217 80
Accrued distribution fees .......................................................................... 5 – –
Accrued directors' expenses ....................................................................... 1 12 2
Accrued professional fees ......................................................................... 5 6 5
Accrued other expenses ........................................................................... – 10 –
Payables:
Fund shares redeemed ....................................................................... 3 8,962 127
Investment securities purchased ............................................................ – 61,081 24,076
Variation margin on futures ................................................................. – – 24
Collateral obligation on securities loaned, at value ............................................... – 4,061 1,314
Total Liabilities
27 74,349 25,628
Net Assets Applicable to Outstanding Shares ..................................................
$ 26,925 $ 1,885,911 $ 209,421
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 19,303 $ 2,088,501 $ 231,184
Total distributable earnings (accumulated loss) ...................................................
7,622 (202,590) (21,763)
Total Net Assets
$ 26,925 $ 1,885,911 $ 209,421
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 1,885,911 $ 209,421
Shares Issued and Outstanding .............................................................. 196,825 21,363
Net Asset Value per share ...................................................................
$ 9 .58 $ 9 .80
Class 2 : Net Assets ................................................................................ $ 26,925 N/A N/A
Shares Issued and Outstanding .............................................................. 1,675
Net Asset Value per share ...................................................................
$ 16 .07
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
Diversified Balanced
Strategic Allocation
Account
Investment in securities--at cost ................................................................
$ – $ 43,146 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 407,944 $ 168,987 $ 82,868
Assets
Investment in securities--at value  ................................................................ $ – $ 44,608 $ –
Investment in affiliated Funds--at value ........................................................... 556,535 175,496 96,963
Receivables:
Dividends and interest ....................................................................... – 22 –
Expense reimbursement from Manager ..................................................... – – 1
Fund shares sold ............................................................................. 4 – –
Investment securities sold ................................................................... 2,074 637 168
Prepaid expenses ..................................................................................
4 3 3
Total Assets   558,617 220,766 97,135
Liabilities
Accrued management and investment advisory fees .............................................. 23 21 4
Accrued distribution fees .......................................................................... 107 45 20
Accrued directors' expenses ....................................................................... 4 2 2
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 2,079 709 168
Interfund borrowing ......................................................................... – 70 –
Total Liabilities
2,218 852 199
Net Assets Applicable to Outstanding Shares ..................................................
$ 556,399 $ 219,914 $ 96,936
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 313,871 $ 197,773 $ 70,832
Total distributable earnings (accumulated loss) ...................................................
242,528 22,141 26,104
Total Net Assets
$ 556,399 $ 219,914 $ 96,936
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 34,180 N/A N/A
Shares Issued and Outstanding .............................................................. 2,189
Net Asset Value per share ...................................................................
$ 15 .62
Class 2 : Net Assets ................................................................................ $ 522,219 $ 219,914 $ 96,936
Shares Issued and Outstanding .............................................................. 33,339 17,789 7,567
Net Asset Value per share ...................................................................
$ 15 .66 $ 12 .36 $ 12 .81

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
Diversified Growth
Strategic Allocation
Account
Investment in securities--at cost ................................................................
$ – $ 285,583 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,343,631 $ 1,030,588 $ 171,444
Assets
Investment in securities--at value  ................................................................ $ – $ 294,229 $ –
Investment in affiliated Funds--at value ........................................................... 2,056,748 1,157,958 217,488
Receivables:
Dividends and interest ....................................................................... – 184 –
Investment securities sold ................................................................... 10,339 5,850 1,499
Prepaid expenses ..................................................................................
3 3 3
Total Assets   2,067,090 1,458,224 218,990
Liabilities
Accrued management and investment advisory fees .............................................. 84 142 9
Accrued distribution fees .......................................................................... 422 295 45
Accrued directors' expenses ....................................................................... 13 9 2
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 10,339 6,924 1,499
Interfund borrowing ......................................................................... – 310 –
Total Liabilities
10,863 7,685 1,560
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,056,227 $ 1,450,539 $ 217,430
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 858,417 $ 1,242,951 $ 140,302
Total distributable earnings (accumulated loss) ...................................................
1,197,810 207,588 77,128
Total Net Assets
$ 2,056,227 $ 1,450,539 $ 217,430
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 2,056,227 $ 1,450,539 $ 217,430
Shares Issued and Outstanding .............................................................. 104,978 108,954 15,446
Net Asset Value per share ...................................................................
$ 19 .59 $ 13 .31 $ 14 .08

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 202,917 $ 355,049
Investment in affiliated Funds--at cost ..........................................................
$ 169,592 $ 3,926 $ 14,508
Foreign currency--at cost ........................................................................
$ – $ 33 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 276,718
(a)
$ 694,617
(a)
Investment in affiliated Funds--at value ........................................................... 191,760 3,926 14,508
Foreign currency--at value ........................................................................ – 33 –
Cash ............................................................................................... – 3 –
Receivables:
Dividends and interest ....................................................................... – 556 1,012
Fund shares sold ............................................................................. – 1,565 1,739
Investment securities sold ................................................................... 1,274 – 4,410
Prepaid expenses ..................................................................................
4 – –
Total Assets   193,038 282,801 716,286
Liabilities
Accrued management and investment advisory fees .............................................. 8 184 267
Accrued distribution fees .......................................................................... 39 – 17
Accrued directors' expenses ....................................................................... 2 2 5
Accrued foreign tax ............................................................................... – 102 –
Accrued professional fees ......................................................................... 5 4 3
Accrued other expenses ........................................................................... – 7 3
Payables:
Fund shares redeemed ....................................................................... 1,276 396 974
Investment securities purchased ............................................................ – 66 3,496
Collateral obligation on securities loaned, at value ............................................... – 158 3,959
Total Liabilities
1,330 919 8,724
Net Assets Applicable to Outstanding Shares ..................................................
$ 191,708 $ 281,882 $ 707,562
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 152,948 $ 177,652 $ 253,559
Total distributable earnings (accumulated loss) ...................................................
38,760 104,230 454,003
Total Net Assets
$ 191,708 $ 281,882 $ 707,562
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 281,882 $ 623,137
Shares Issued and Outstanding .............................................................. 15,026 19,129
Net Asset Value per share ...................................................................
$ 18 .76 $ 32 .58
Class 2 : Net Assets ................................................................................ $ 191,708 N/A $ 84,425
Shares Issued and Outstanding .............................................................. 14,162 2,635
Net Asset Value per share ...................................................................
$ 13 .54 $ 32 .04
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 57,915 $ 131,019 $ 398,627
Investment in affiliated Funds--at cost ..........................................................
$ 1,282 $ 1,898 $ 13,554
Foreign currency--at cost ........................................................................
$ 11 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 73,007 $ 126,030 $ 605,914
(a)
Investment in affiliated Funds--at value ........................................................... 1,282 1,898 13,554
Foreign currency--at value ........................................................................ 11 – –
Deposits with counterparty ........................................................................ – 85 237
Receivables:
Dividends and interest ....................................................................... 245 361 140
Expense reimbursement from Manager ..................................................... – – 8
Foreign tax refund ........................................................................... 2 – –
Fund shares sold ............................................................................. 3 281 48
Investment securities sold ................................................................... 42 10,199 151
Variation margin on futures ................................................................. – 26 16
Prepaid expenses ..................................................................................

Total Assets   74,592 138,881 620,068
Liabilities
Accrued management and investment advisory fees .............................................. 59 42 337
Accrued directors' expenses ....................................................................... 1 2 3
Accrued foreign tax ............................................................................... 219 – –
Accrued professional fees ......................................................................... – 5 4
Accrued other expenses ........................................................................... 16 – 1
Cash overdraft ..................................................................................... – 1 47
Payables:
Fund shares redeemed ....................................................................... 126 27 1,299
Investment securities purchased ............................................................ 52 30,257 355
Variation margin on futures ................................................................. – 2 –
Collateral obligation on securities loaned, at value ............................................... – – 51
Total Liabilities
473 30,336 2,097
Net Assets Applicable to Outstanding Shares ..................................................
$ 74,119 $ 108,545 $ 617,971
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 55,119 $ 136,941 $ 259,038
Total distributable earnings (accumulated loss) ...................................................
19,000 (28,396) 358,933
Total Net Assets
$ 74,119 $ 108,545 $ 617,971
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 74,119 $ 108,545 $ 617,971
Shares Issued and Outstanding .............................................................. 4,111 12,669 11,958
Net Asset Value per share ...................................................................
$ 18 .03 $ 8 .57 $ 51 .68
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,123,866 $ 61,943 $ 418,416
Investment in affiliated Funds--at cost ..........................................................
$ 65,613 $ 5,984 $ 2,415
Assets
Investment in securities--at value  ................................................................ $ 2,468,378
(a)
$ 126,005
(a)
$ 655,135
(a)
Investment in affiliated Funds--at value ........................................................... 65,613 5,984 2,415
Deposits with counterparty ........................................................................ – 1,588 –
Receivables:
Dividends and interest ....................................................................... 1,414 83 70
Fund shares sold ............................................................................. 4,670 – 112
Investment securities sold ................................................................... 185 123 1,689
Variation margin on futures ................................................................. 321 7 –
Prepaid expenses ..................................................................................
– – 1
Total Assets   2,540,581 133,790 659,422
Liabilities
Accrued management and investment advisory fees .............................................. 389 38 286
Accrued distribution fees .......................................................................... 14 – 10
Accrued directors' expenses ....................................................................... 14 2 5
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 27 2 –
Cash overdraft ..................................................................................... – – 4
Payables:
Fund shares redeemed ....................................................................... 9,425 733 536
Investment securities purchased ............................................................ – – 737
Options and swaptions contracts written  (premiums received $ 0 , $ 678 and $ 0 ) ........... – 31 –
Collateral obligation on securities loaned, at value ............................................... 337 18 2,088
Total Liabilities
10,210 828 3,670
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,530,371 $ 132,962 $ 655,752
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 576,128 $ 30,428 $ 272,929
Total distributable earnings (accumulated loss) ...................................................
1,954,243 102,534 382,823
Total Net Assets
$ 2,530,371 $ 132,962 $ 655,752
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,458,249 $ 132,962 $ 604,474
Shares Issued and Outstanding .............................................................. 92,388 7,226 8,249
Net Asset Value per share ...................................................................
$ 26 .61 $ 18 .40 $ 73 .27
Class 2 : Net Assets ................................................................................ $ 72,122 N/A $ 51,278
Shares Issued and Outstanding .............................................................. 2,775 714
Net Asset Value per share ...................................................................
$ 25 .99 $ 71 .83
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 116,940 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,405 $ 134,224 $ 292,011
Assets
Investment in securities--at value  ................................................................ $ 232,399 $ – $ –
Investment in affiliated Funds--at value ........................................................... 1,405 143,802 320,422
Receivables:
Dividends and interest ....................................................................... 88 248 385
Fund shares sold ............................................................................. 55 246 1,746
Investment securities sold ................................................................... – 3,372 –
Prepaid expenses ..................................................................................
3 3 4
Total Assets   233,950 147,671 322,557
Liabilities
Accrued management and investment advisory fees .............................................. 117 – –
Accrued distribution fees .......................................................................... 18 – –
Accrued directors' expenses ....................................................................... 3 2 3
Accrued professional fees ......................................................................... 4 5 5
Payables:
Fund shares redeemed ....................................................................... 547 3,618 168
Investment securities purchased ............................................................ – 248 1,964
Total Liabilities
689 3,873 2,140
Net Assets Applicable to Outstanding Shares ..................................................
$ 233,261 $ 143,798 $ 320,417
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 90,361 $ 123,566 $ 264,728
Total distributable earnings (accumulated loss) ...................................................
142,900 20,232 55,689
Total Net Assets
$ 233,261 $ 143,798 $ 320,417
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 144,781 $ 143,798 $ 320,417
Shares Issued and Outstanding .............................................................. 3,266 10,539 21,940
Net Asset Value per share ...................................................................
$ 44 .34 $ 13 .64 $ 14 .60
Class 2 : Net Assets ................................................................................ $ 88,480 N/A N/A
Shares Issued and Outstanding .............................................................. 2,045
Net Asset Value per share ...................................................................
$ 43 .26

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 181,431 $ 78,829 $ 30,456
Assets
Investment in affiliated Funds--at value ........................................................... $ 206,802 $ 93,222 $ 34,455
Receivables:
Dividends and interest ....................................................................... 143 16 4
Fund shares sold ............................................................................. 1,305 4 226
Investment securities sold ................................................................... – 497 –
Prepaid expenses ..................................................................................
3 3 3
Total Assets   208,253 93,742 34,688
Liabilities
Accrued directors' expenses ....................................................................... 2 2 1
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 35 501 4
Investment securities purchased ............................................................ 1,412 16 226
Total Liabilities
1,454 524 236
Net Assets Applicable to Outstanding Shares ..................................................
$ 206,799 $ 93,218 $ 34,452
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 165,183 $ 71,104 $ 27,884
Total distributable earnings (accumulated loss) ...................................................
41,616 22,114 6,568
Total Net Assets
$ 206,799 $ 93,218 $ 34,452
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 206,799 $ 93,218 $ 34,452
Shares Issued and Outstanding .............................................................. 10,683 4,842 1,835
Net Asset Value per share ...................................................................
$ 19 .36 $ 19 .25 $ 18 .78

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 234,346 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 53,710 $ 1,468 $ 451,274
Assets
Investment in securities--at value  ................................................................ $ – $ 247,035 $ –
Investment in affiliated Funds--at value ........................................................... 54,245 1,468 570,163
Receivables:
Dividends and interest ....................................................................... 102 1,155 404
Fund shares sold ............................................................................. 114 401 16
Investment securities sold ................................................................... – – 854
Prepaid expenses ..................................................................................
3 3 3
Total Assets   54,464 250,062 571,440
Liabilities
Accrued management and investment advisory fees .............................................. – 159 107
Accrued distribution fees .......................................................................... – 20 30
Accrued directors' expenses ....................................................................... 1 2 4
Accrued professional fees ......................................................................... 3 4 4
Payables:
Fund shares redeemed ....................................................................... 88 237 870
Investment securities purchased ............................................................ 128 246 390
Total Liabilities
220 668 1,405
Net Assets Applicable to Outstanding Shares ..................................................
$ 54,244 $ 249,394 $ 570,035
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 50,331 $ 220,831 $ 383,227
Total distributable earnings (accumulated loss) ...................................................
3,913 28,563 186,808
Total Net Assets
$ 54,244 $ 249,394 $ 570,035
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 54,244 $ 154,410 $ 421,230
Shares Issued and Outstanding .............................................................. 4,495 8,271 26,062
Net Asset Value per share ...................................................................
$ 12 .07 $ 18 .67 $ 16 .16
Class 2 : Net Assets ................................................................................ N/A $ 94,984 $ 148,805
Shares Issued and Outstanding .............................................................. 5,085 9,393
Net Asset Value per share ...................................................................
$ 18 .68 $ 15 .84

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 136,310 $ 303,199 $ 108,663
Assets
Investment in affiliated Funds--at value ........................................................... $ 158,772 $ 413,217 $ 118,819
Receivables:
Dividends and interest ....................................................................... 175 128 153
Fund shares sold ............................................................................. 12 94 51
Investment securities sold ................................................................... 79 15 110
Prepaid expenses ..................................................................................
3 3 3
Total Assets   159,041 413,457 119,136
Liabilities
Accrued management and investment advisory fees .............................................. 30 76 22
Accrued distribution fees .......................................................................... 7 40 6
Accrued directors' expenses ....................................................................... 2 3 2
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 90 109 161
Investment securities purchased ............................................................ 171 121 148
Total Liabilities
304 353 343
Net Assets Applicable to Outstanding Shares ..................................................
$ 158,737 $ 413,104 $ 118,793
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 126,595 $ 259,165 $ 110,846
Total distributable earnings (accumulated loss) ...................................................
32,142 153,939 7,947
Total Net Assets
$ 158,737 $ 413,104 $ 118,793
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 125,315 $ 212,642 $ 87,306
Shares Issued and Outstanding .............................................................. 10,113 8,934 7,481
Net Asset Value per share ...................................................................
$ 12 .39 $ 23 .80 $ 11 .67
Class 2 : Net Assets ................................................................................ $ 33,422 $ 200,462 $ 31,487
Shares Issued and Outstanding .............................................................. 2,752 8,618 2,742
Net Asset Value per share ...................................................................
$ 12 .15 $ 23 .26 $ 11 .48

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 126,399 $ 130,835
Investment in affiliated Funds--at cost ..........................................................
$ 340,032 $ 4,445 $ 1,182
Assets
Investment in securities--at value  ................................................................ $ – $ 126,596
(a)
$ 163,685
(a)
Investment in affiliated Funds--at value ........................................................... 463,819 4,445 1,182
Cash ............................................................................................... – 5 –
Deposits with counterparty ........................................................................ – 71 –
Receivables:
Dividends and interest ....................................................................... 8 1,066 151
Fund shares sold ............................................................................. 71 1,193 44
Investment securities sold ................................................................... 117 – –
Variation margin on futures ................................................................. – 8 –
Prepaid expenses ..................................................................................
3 2 2
Total Assets   464,018 133,386 165,064
Liabilities
Accrued management and investment advisory fees .............................................. 85 43 109
Accrued distribution fees .......................................................................... 46 – 2
Accrued directors' expenses ....................................................................... 3 2 3
Accrued professional fees ......................................................................... 4 5 7
Payables:
Fund shares redeemed ....................................................................... 188 728 408
Investment securities purchased ............................................................ – 550 310
Collateral obligation on securities loaned, at value ............................................... – 1,107 926
Total Liabilities
326 2,435 1,765
Net Assets Applicable to Outstanding Shares ..................................................
$ 463,692 $ 130,951 $ 163,299
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 289,398 $ 124,872 $ 118,781
Total distributable earnings (accumulated loss) ...................................................
174,294 6,079 44,518
Total Net Assets
$ 463,692 $ 130,951 $ 163,299
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 227,977 $ 130,951 $ 154,035
Shares Issued and Outstanding .............................................................. 8,003 49,910 9,768
Net Asset Value per share ...................................................................
$ 28 .49 $ 2 .62 $ 15 .77
Class 2 : Net Assets ................................................................................ $ 235,715 N/A $ 9,264
Shares Issued and Outstanding .............................................................. 8,459 594
Net Asset Value per share ...................................................................
$ 27 .87 $ 15 .60
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P
500 Index Buffer April
Account
(a)
U.S. LargeCap S&P 500
Index Buffer January
Account
(b)
U.S. LargeCap S&P
500 Index Buffer July
Account
(c)
Investment in securities--at cost ................................................................
$ 40,383 $ 63,990 $ 49,720
Investment in affiliated Funds--at cost ..........................................................
$ 29 $ 13 $ –
Assets
Investment in securities--at value  ................................................................ $ 45,578 $ 66,054 $ 53,538
Investment in affiliated Funds--at value ........................................................... 29 13 –
Cash ............................................................................................... 5 9 14,038
Receivables:
Dividends and interest ....................................................................... 34 58 28
Expense reimbursement from Manager ..................................................... 1 1 1
Fund shares sold ............................................................................. – – 35,740
Investment securities sold ................................................................... 12 1,038 9,177
Prepaid expenses ..................................................................................
3 3 3
Total Assets   45,662 67,176 112,525
Liabilities
Accrued management and investment advisory fees .............................................. 25 42 21
Accrued distribution fees .......................................................................... 9 15 8
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 7 5 5
Payables:
Fund shares redeemed ....................................................................... 1,373 24,025 –
Interfund borrowing ......................................................................... – 750 –
Investment securities purchased ............................................................ 16 275 23,189
Options and swaptions contracts written  (premiums received $ 1,706 , $ 2,241 and $ 1,939 ) 1,658 1,462 1,998
Total Liabilities
3,089 26,575 25,222
Net Assets Applicable to Outstanding Shares ..................................................
$ 42,573 $ 40,601 $ 87,303
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 36,350 $ 28,546 $ 76,867
Total distributable earnings (accumulated loss) ...................................................
6,223 12,055 10,436
Total Net Assets
$ 42,573 $ 40,601 $ 87,303
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 42,573 $ 40,601 $ 87,303
Shares Issued and Outstanding .............................................................. 3,931 3,268 6,109
Net Asset Value per share ...................................................................
$ 10 .83 $ 12 .43 $ 14 .30
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(b)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(c)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P 500
Index Buffer October
Account
(a)
Investment in securities--at cost ............................................................................................................................
$ 52,975
Assets
Investment in securities--at value  ............................................................................................................................ $ 55,034
Receivables:
Dividends and interest ................................................................................................................................... 43
Investment securities sold ............................................................................................................................... 259
Prepaid expenses ..............................................................................................................................................
3
Total Assets   55,339
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 31
Accrued distribution fees ...................................................................................................................................... 11
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 5
Cash overdraft ................................................................................................................................................. 204
Payables:
Fund shares redeemed ................................................................................................................................... 10,358
Investment securities purchased ........................................................................................................................ 18
Options and swaptions contracts written  (premiums received $ 1,953 ) ................................................................................. 680
Total Liabilities
11,308
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 44,031
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 33,657
Total distributable earnings (accumulated loss) ...............................................................................................................
10,374
Total Net Assets
$ 44,031
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 44,031
Shares Issued and Outstanding .......................................................................................................................... 3,027
Net Asset Value per share ...............................................................................................................................
$ 14 .55
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Blue Chip
Account
(a),(b)
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3 $ 681 $ 164
Dividends ............................................................................................... 71 132 58
Withholding tax ........................................................................................ (1) – –
Interest .................................................................................................. – 36,879 5,110
Securities lending - net .................................................................................
– 28 8
Total Income 73 37,720 5,340
Expenses:
Management and investment advisory fees ............................................................ 74 1,391 486
Distribution f ees - Class 2 .............................................................................. 11 N/A N/A
Distribution f ees - Class 3 .............................................................................. 20 N/A N/A
Administrative service fees - Class 3 .................................................................. 12 N/A N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 1 21 6
Directors' expenses ..................................................................................... 1 22 3
Professional fees ....................................................................................... 3 4 3
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... – 4 3
Total Gross Expenses 125 1,446 504
Less: Reimbursement from Manager - Class 2 ........................................................ 1 N/A N/A
Less: Reimbursement from Manager - Class 3 ........................................................ 2 N/A N/A
Total Net Expenses 122 1,446 504
Net Investment Income (Loss) (49) 36,274 4,836
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,141 (39,120) (1,528)
Futures contracts ....................................................................................... – – (775)
Swap agreements ....................................................................................... – – 51
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,003 82,094 4,367
Futures contracts ....................................................................................... – – 1,247
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 2,144 42,974 3,362
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,095 $ 79,248 $ 8,198
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
(b)
Class 2 shares commenced operations on April 30, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
(a)
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 332 $ –
Dividends ............................................................................................... – 182 –
Interest .................................................................................................. – 7 –
Total Income – 521 –
Expenses:
Management and investment advisory fees ............................................................ 144 134 26
Distribution f ees - Class 2 .............................................................................. 675 280 129
Distribution f ees - Class 3 .............................................................................. 2 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Directors' expenses ..................................................................................... 7 4 2
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 1 –
Total Gross Expenses 835 424 162
Less: Reimbursement from Manager - Class 2 ........................................................ – – 2
Total Net Expenses 835 424 160
Net Investment Income (Loss) (835) 97 (160)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (3,734) –
Investment transactions in affiliated Funds ............................................................ 18,646 1,027 1,966
Futures contracts ....................................................................................... – (3,653) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (646) –
Investments in affiliated Funds ......................................................................... 11,120 8,007 3,461
Net Realized and Unrealized Gain (Loss) on investments and futures 29,766 1,001 5,427
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 28,931 $ 1,098 $ 5,267
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
(a)
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 2,352 $ –
Dividends ............................................................................................... – 1,023 –
Interest .................................................................................................. – 91 –
Total Income – 3,466 –
Expenses:
Management and investment advisory fees ............................................................ 538 885 57
Distribution f ees - Class 2 .............................................................................. 2,691 1,844 283
Distribution f ees - Class 3 .............................................................................. 1 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Chief compliance officer expenses ..................................................................... 1 1 –
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 24 17 3
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 5 –
Total Expenses 3,266 2,758 348
Net Investment Income (Loss) (3,266) 708 (348)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (21,890) –
Investment transactions in affiliated Funds ............................................................ 115,109 7,427 5,780
Futures contracts ....................................................................................... – (45,063) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (5,263) –
Investments in affiliated Funds ......................................................................... 5,323 59,227 7,595
Net Realized and Unrealized Gain (Loss) on investments and futures 120,432 (5,562) 13,375
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 117,166 $ (4,854) $ 13,027
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Account
(a)
Diversified
International
Account
Equity Income
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 45 $ 221
Dividends ............................................................................................... – 5,273 7,660
Withholding tax ........................................................................................ – (371) (137)
Securities lending - net .................................................................................
– 2 5
Total Income – 4,949 7,749
Expenses:
Management and investment advisory fees ............................................................ 50 1,054 1,594
Distribution f ees - Class 2 .............................................................................. 251 N/A 97
Distribution f ees - Class 3 .............................................................................. – N/A 2
Administrative service fees - Class 3 .................................................................. – N/A 1
Custodian fees .......................................................................................... – 27 8
Directors' expenses ..................................................................................... 3 4 8
Professional fees ....................................................................................... 2 16 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 – 1
Total Expenses 310 1,104 1,716
Net Investment Income (Loss) (310) 3,845 6,033
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (5) and $ 0 , respectively) ...................... – 9,667 24,117
Investment transactions in affiliated Funds ............................................................ 2,081 – –
Foreign currency transactions .......................................................................... – 15 –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (90) and $ 0 , respectively) .................................. – 32,779 8,656
Investments in affiliated Funds ......................................................................... 7,290 – –
Translation of assets and liabilities in foreign currencies .............................................. – 34 –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 9,371 42,495 32,773
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,061 $ 46,340 $ 38,806
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 24 $ 40 $ 263
Dividends ............................................................................................... 1,108 – 1,449
Withholding tax ........................................................................................ (101) – (11)
Interest .................................................................................................. – 2,386 10
Securities lending - net .................................................................................
2 – 1
Total Income 1,033 2,426 1,712
Expenses:
Management and investment advisory fees ............................................................ 337 262 2,015
Custodian fees .......................................................................................... 29 4 8
Directors' expenses ..................................................................................... 2 2 8
Professional fees ....................................................................................... 19 3 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... – – 1
Total Gross Expenses 390 274 2,037
Less: Reimbursement from Manager .................................................................. – – 47
Total Net Expenses 390 274 1,990
Net Investment Income (Loss) 643 2,152 (278)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (51) , $ 0 and $ 0 , respectively) ..................... 2,926 (1,647) 61,861
Foreign currency transactions .......................................................................... (17) – –
Futures contracts ....................................................................................... – (221) (142)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (39) , $ 0 and $ 0 , respectively) .................................. 7,660 4,067 (19,811)
Futures contracts ....................................................................................... – 145 168
Translation of assets and liabilities in foreign currencies .............................................. 3 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 10,572 2,344 42,076
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,215 $ 4,496 $ 41,798

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,084 $ 166 $ 40
Dividends ............................................................................................... 16,451 863 2,530
Withholding tax ........................................................................................ (4) – (84)
Interest .................................................................................................. 8 1 –
Securities lending - net .................................................................................
1 – 2
Total Income 17,540 1,030 2,488
Expenses:
Management and investment advisory fees ............................................................ 2,366 240 1,762
Distribution f ees - Class 2 .............................................................................. 85 N/A 61
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 13 7 4
Directors' expenses ..................................................................................... 27 3 8
Professional fees ....................................................................................... 2 3 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 19 1 2
Total Expenses 2,516 257 1,842
Net Investment Income (Loss) 15,024 773 646
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 153,682 14,126 65,261
Futures contracts ....................................................................................... (990) 113 –
Options and swaptions ................................................................................. – (781) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (22,530) (6,184) (28,275)
Futures contracts ....................................................................................... 1,378 26 –
Options and swaptions ................................................................................. – 527 –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 131,540 7,827 36,986
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 146,564 $ 8,600 $ 37,632

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 61 $ 1,645 $ 2,616
Dividends ............................................................................................... 1,178 – –
Withholding tax ........................................................................................ (16) – –
Interest .................................................................................................. 1 – –
Total Income 1,224 1,645 2,616
Expenses:
Management and investment advisory fees ............................................................ 682 N/A N/A
Distribution f ees - Class 2 .............................................................................. 100 N/A N/A
Custodian fees .......................................................................................... 2 – –
Directors' expenses ..................................................................................... 3 3 4
Professional fees ....................................................................................... 2 2 3
Technology fees ........................................................................................ 3 3 3
Total Expenses 792 8 10
Net Investment Income (Loss) 432 1,637 2,606
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 8,043 – –
Investment transactions in affiliated Funds ............................................................ – (832) 2,339
Capital gain distributions received from affiliated Funds .............................................. – 202 582
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 106 – –
Investments in affiliated Funds ......................................................................... – 7,191 14,636
Net Realized and Unrealized Gain (Loss) on investments 8,149 6,561 17,557
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,581 $ 8,198 $ 20,163

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,034 $ 209 $ 70
Total Income 1,034 209 70
Expenses:
Directors' expenses ..................................................................................... 3 2 2
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 3
Total Expenses 8 7 7
Net Investment Income (Loss) 1,026 202 63
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 779 240 125
Capital gain distributions received from affiliated Funds .............................................. 478 264 94
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 12,136 6,619 2,419
Net Realized and Unrealized Gain (Loss) on investments 13,393 7,123 2,638
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 14,419 $ 7,325 $ 2,701

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 668 $ 62 $ 3,631
Dividends ............................................................................................... – 4,071 –
Interest .................................................................................................. – 1 –
Total Income 668 4,134 3,631
Expenses:
Management and investment advisory fees ............................................................ N/A 966 645
Distribution f ees - Class 2 .............................................................................. N/A 122 180
Custodian fees .......................................................................................... – 2 –
Directors' expenses ..................................................................................... 2 3 7
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... – – 1
Total Expenses 7 1,098 838
Net Investment Income (Loss) 661 3,036 2,793
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 259 (34)
Investment transactions in affiliated Funds ............................................................ (268) – 16,669
Capital gain distributions received from affiliated Funds .............................................. 61 – 295
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 3,295 –
Investments in affiliated Funds ......................................................................... 2,386 – 14,481
Net Realized and Unrealized Gain (Loss) on investments 2,179 3,554 31,411
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,840 $ 6,590 $ 34,204

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,525 $ 1,400 $ 1,367
Total Income 1,525 1,400 1,367
Expenses:
Management and investment advisory fees ............................................................ 179 456 137
Distribution f ees - Class 2 .............................................................................. 40 240 39
Directors' expenses ..................................................................................... 3 5 2
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... – 2 –
Total Expenses 227 708 183
Net Investment Income (Loss) 1,298 692 1,184
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ (7) (28) (5)
Investment transactions in affiliated Funds ............................................................ 3,423 11,029 170
Capital gain distributions received from affiliated Funds .............................................. 55 239 44
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,673 14,310 4,242
Net Realized and Unrealized Gain (Loss) on investments 7,144 25,550 4,451
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,442 $ 26,242 $ 5,635

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 492 $ 75 $ 28
Dividends ............................................................................................... – – 994
Withholding tax ........................................................................................ – – (3)
Interest .................................................................................................. – 2,818 –
Securities lending - net .................................................................................
– 4 7
Total Income 492 2,897 1,026
Expenses:
Management and investment advisory fees ............................................................ 508 257 665
Distribution f ees - Class 2 .............................................................................. 279 N/A 11
Custodian fees .......................................................................................... – 2 3
Directors' expenses ..................................................................................... 6 3 3
Professional fees ....................................................................................... 2 3 3
Technology fees ........................................................................................ 3 3 3
Total Expenses 798 268 688
Net Investment Income (Loss) (306) 2,629 338
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (43) (42) 2,308
Investment transactions in affiliated Funds ............................................................ 13,863 – –
Futures contracts ....................................................................................... – (7) –
Capital gain distributions received from affiliated Funds .............................................. 373 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,367 (1,957)
Investments in affiliated Funds ......................................................................... 18,324 – –
Futures contracts ....................................................................................... – 126 –
Net Realized and Unrealized Gain (Loss) on investments and futures 32,517 1,444 351
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 32,211 $ 4,073 $ 689

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
April Account
(a)
U.S. LargeCap S&P
500 Index Buffer
January Account
(b)
U.S. LargeCap S&P
500 Index Buffer
July Account
(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2 $ 8 $ 1
Dividends ............................................................................................... 216 411 200
Interest .................................................................................................. – 1 –
Total Income 218 420 201
Expenses:
Management and investment advisory fees ............................................................ 133 254 126
Distribution f ees - Class 2 .............................................................................. 48 92 46
Directors' expenses ..................................................................................... 1 1 1
Professional fees ....................................................................................... 3 2 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 3 1
Total Gross Expenses 189 355 179
Less: Reimbursement from Manager - Class 2 ........................................................ 6 3 5
Total Net Expenses 183 352 174
Net Investment Income (Loss) 35 68 27
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ (731) 2,411 (332)
Options and swaptions ................................................................................. 1,055 146 703
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,902 (261) 1,773
Options and swaptions ................................................................................. (469) 794 (390)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 1,757 3,090 1,754
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,792 $ 3,158 $ 1,781
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(b)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(c)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
October Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 2
Dividends ................................................................................................................................................... 300
Total Income 302
Expenses:
Management and investment advisory fees ................................................................................................................ 188
Distribution f ees - Class 2 .................................................................................................................................. 68
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 2
Professional fees ........................................................................................................................................... 2
Technology fees ............................................................................................................................................ 3
Other expenses ............................................................................................................................................. 3
Total Gross Expenses 267
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 5
Total Net Expenses 262
Net Investment Income (Loss) 40
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 2,625
Options and swaptions ..................................................................................................................................... 450
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (987)
Options and swaptions ..................................................................................................................................... 358
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 2,446
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,486
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Period Ended
June 30, 2025
(a), (b)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (49) $ (85)
Net realized gain (loss) on investments ...................................................................................................... 1,141 566
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,003 3,330
Net Increase (Decrease) in Net Assets Resulting from Operations 2,095 3,811
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,197 3,626
Total Increase (Decrease) in Net Assets 3,292 7,437
Net Assets
Beginning of period ..........................................................................................................................
23,633 16,196
End of period ................................................................................................................................
$ 26,925 $ 23,633
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a), (b)
Dollars:
Sold ................................................................................................... $ 25,344 $ 2,072
Redeemed ...............................................................................................
(697) (25,522)
Net Increase (Decrease)
$ 24,647 $ (23,450)
Shares:
Sold ................................................................................................... 1,720 139
Redeemed ...............................................................................................
(45) (1,735)
Net Increase (Decrease)
1,675 (1,596)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... N/A $ 6,681
Redeemed ...............................................................................................
N/A (3,055)
Net Increase (Decrease)
N/A $ 3,626
Shares:
Sold ................................................................................................... N/A 491
Redeemed ...............................................................................................
N/A (219)
Net Increase (Decrease)
N/A 272
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a), (b)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... N/A $ –
Total Dividends and Distributions
N/A $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
(b)
Period from April 30, 2025, date operations commenced, through June 30, 2025 for Class 2 shares.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 36,274 $ 80,215
Net realized gain (loss) on investments ...................................................................................................... (39,120) (50,594)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
82,094 (132)
Net Increase (Decrease) in Net Assets Resulting from Operations 79,248 29,489
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (71,809)
Total Dividends and Distributions – (71,809)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(353,621) (237,675)
Total Increase (Decrease) in Net Assets (274,373) (279,995)
Net Assets
Beginning of period ..........................................................................................................................
2,160,284 2,440,279
End of period ................................................................................................................................
$ 1,885,911 $ 2,160,284
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 108,527
Redeemed ..........................................................................................................
(462,148)
Net Increase (Decrease)
$ (353,621)
Shares:
Sold .............................................................................................................. 11,591
Redeemed ..........................................................................................................
(49,199)
Net Increase (Decrease)
(37,608)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 339,696
Reinvested ......................................................................................................... 71,809
Redeemed ..........................................................................................................
(649,180)
Net Increase (Decrease)
$ (237,675)
Shares:
Sold .............................................................................................................. 36,541
Reinvested ......................................................................................................... 7,527
Redeemed ..........................................................................................................
(69,268)
Net Increase (Decrease)
(25,200)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (71,809)
Total Dividends and Distributions
$ (71,809)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 4,836 $ 8,727
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (2,252) (6,583)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
5,614 (91)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,198 2,053
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (6,636)
Total Dividends and Distributions – (6,636)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,400) 9,935
Total Increase (Decrease) in Net Assets 4,798 5,352
Net Assets
Beginning of period ..........................................................................................................................
204,623 199,271
End of period ................................................................................................................................
$ 209,421 $ 204,623
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 19,064
Redeemed ..........................................................................................................
(22,464)
Net Increase (Decrease)
$ (3,400)
Shares:
Sold .............................................................................................................. 1,987
Redeemed ..........................................................................................................
(2,351)
Net Increase (Decrease)
(364)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 35,483
Reinvested ......................................................................................................... 6,636
Redeemed ..........................................................................................................
(32,184)
Net Increase (Decrease)
$ 9,935
Shares:
Sold .............................................................................................................. 3,717
Reinvested ......................................................................................................... 678
Redeemed ..........................................................................................................
(3,359)
Net Increase (Decrease)
1,036
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,636)
Total Dividends and Distributions
$ (6,636)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (835) $ 15,047
Net realized gain (loss) on investments ...................................................................................................... 18,646 73,665
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
11,120 (23,113)
Net Increase (Decrease) in Net Assets Resulting from Operations 28,931 65,599
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (33,327)
Total Dividends and Distributions – (33,327)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(94,763) (147,231)
Total Increase (Decrease) in Net Assets (65,832) (114,959)
Net Assets
Beginning of period ..........................................................................................................................
622,231 737,190
End of period ................................................................................................................................
$ 556,399 $ 622,231
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ......................................................................................... $ 463 $ 3,343 $ 100
Redeemed .....................................................................................
(2,365) (93,786) (2,518)
Net Increase (Decrease)
$ (1,902) $ (90,443) $ (2,418)
Shares:
Sold ......................................................................................... 31 226 7
Redeemed .....................................................................................
(158) (6,245) (173)
Net Increase (Decrease)
(127) (6,019) (166)
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 1,470 $ 5,208 $ 416
Reinvested .................................................................................... 1,798 31,410 119
Redeemed .....................................................................................
(4,277) (183,131) (244)
Net Increase (Decrease)
$ (1,009) $ (146,513) $ 291
Shares:
Sold ......................................................................................... 100 352 28
Reinvested .................................................................................... 121 2,112 8
Redeemed .....................................................................................
(289) (12,284) (17)
Net Increase (Decrease)
(68) (9,820) 19
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,798) $ (31,410) $ (119)
Total Dividends and Distributions
$ (1,798) $ (31,410) $ (119)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Adaptive Allocation
Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 97 $ 5,289
Net realized gain (loss) on investments and futures ......................................................................................... (6,360) 17,103
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,361 (2,297)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,098 20,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (6,924)
Total Dividends and Distributions – (6,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(16,100) (19,577)
Total Increase (Decrease) in Net Assets (15,002) (6,406)
Net Assets
Beginning of period ..........................................................................................................................
234,916 241,322
End of period ................................................................................................................................
$ 219,914 $ 234,916
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 877 –
Redeemed ...............................................................................................
(16,965) (12)
Net Increase (Decrease)
$ (16,088) $ (12)
Shares:
Sold ................................................................................................... 71 –
Redeemed ...............................................................................................
(1,387) (1)
Net Increase (Decrease)
(1,316) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,292 –
Reinvested .............................................................................................. 6,924 –
Redeemed ...............................................................................................
(32,793) –
Net Increase (Decrease)
$ (19,577) –
Shares:
Sold ................................................................................................... 517 –
Reinvested .............................................................................................. 563 –
Redeemed ...............................................................................................
(2,677) –
Net Increase (Decrease)
(1,597) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (6,924) $ –
Total Dividends and Distributions
$ (6,924) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Strategic Allocation
Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (160) $ 2,730
Net realized gain (loss) on investments ...................................................................................................... 1,966 9,293
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,461 (1,075)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,267 10,948
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,495)
Total Dividends and Distributions – (5,495)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(20,863) (27,049)
Total Increase (Decrease) in Net Assets (15,596) (21,596)
Net Assets
Beginning of period ..........................................................................................................................
112,532 134,128
End of period ................................................................................................................................
$ 96,936 $ 112,532
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 989 –
Redeemed ...............................................................................................
(21,841) (11)
Net Increase (Decrease)
$ (20,852) $ (11)
Shares:
Sold ................................................................................................... 81 –
Redeemed ...............................................................................................
(1,780) (1)
Net Increase (Decrease)
(1,699) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 3,196 –
Reinvested .............................................................................................. 5,494 1
Redeemed ...............................................................................................
(35,740) –
Net Increase (Decrease)
$ (27,050) $ 1
Shares:
Sold ................................................................................................... 261 –
Reinvested .............................................................................................. 452 –
Redeemed ...............................................................................................
(2,936) –
Net Increase (Decrease)
(2,223) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,494) $ (1)
Total Dividends and Distributions
$ (5,494) $ (1)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (3,266) $ 54,059
Net realized gain (loss) on investments ...................................................................................................... 115,109 410,514
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
5,323 (123,795)
Net Increase (Decrease) in Net Assets Resulting from Operations 117,166 340,778
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (134,538)
Total Dividends and Distributions – (134,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(444,933) (899,482)
Total Increase (Decrease) in Net Assets (327,767) (693,242)
Net Assets
Beginning of period ..........................................................................................................................
2,383,994 3,077,236
End of period ................................................................................................................................
$ 2,056,227 $ 2,383,994
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 5,217 $ 17
Redeemed ...............................................................................................
(449,055) (1,112)
Net Increase (Decrease)
$ (443,838) $ (1,095)
Shares:
Sold ................................................................................................... 278 1
Redeemed ...............................................................................................
(24,054) (62)
Net Increase (Decrease)
(23,776) (61)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 79,775 $ 793
Reinvested .............................................................................................. 134,479 59
Redeemed ...............................................................................................
(1,114,544) (44)
Net Increase (Decrease)
$ (900,290) $ 808
Shares:
Sold ................................................................................................... 4,326 44
Reinvested .............................................................................................. 7,341 3
Redeemed ...............................................................................................
(60,309) (2)
Net Increase (Decrease)
(48,642) 45
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (134,479) $ (59)
Total Dividends and Distributions
$ (134,479) $ (59)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Adaptive Allocation
Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 708 $ 31,935
Net realized gain (loss) on investments and futures ......................................................................................... (59,526) 106,349
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
53,964 18,221
Net Increase (Decrease) in Net Assets Resulting from Operations (4,854) 156,505
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (48,169)
Total Dividends and Distributions – (48,169)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(93,404) 111
Total Increase (Decrease) in Net Assets (98,258) 108,447
Net Assets
Beginning of period ..........................................................................................................................
1,548,797 1,440,350
End of period ................................................................................................................................
$ 1,450,539 $ 1,548,797
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 3,821 –
Redeemed ...............................................................................................
(97,213) (12)
Net Increase (Decrease)
$ (93,392) $ (12)
Shares:
Sold ................................................................................................... 292 –
Redeemed ...............................................................................................
(7,383) (1)
Net Increase (Decrease)
(7,091) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 61,654 –
Reinvested .............................................................................................. 48,169 –
Redeemed ...............................................................................................
(109,712) –
Net Increase (Decrease)
$ 111 –
Shares:
Sold ................................................................................................... 4,727 –
Reinvested .............................................................................................. 3,644 –
Redeemed ...............................................................................................
(8,285) –
Net Increase (Decrease)
86 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (48,169) $ –
Total Dividends and Distributions
$ (48,169) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Strategic Allocation
Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (348) $ 5,399
Net realized gain (loss) on investments ...................................................................................................... 5,780 26,535
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,595 (2,170)
Net Increase (Decrease) in Net Assets Resulting from Operations 13,027 29,764
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (13,836)
Total Dividends and Distributions – (13,836)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(38,946) (66,029)
Total Increase (Decrease) in Net Assets (25,919) (50,101)
Net Assets
Beginning of period ..........................................................................................................................
243,349 293,450
End of period ................................................................................................................................
$ 217,430 $ 243,349
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 2,820 –
Redeemed ...............................................................................................
(41,754) (12)
Net Increase (Decrease)
$ (38,934) $ (12)
Shares:
Sold ................................................................................................... 214 –
Redeemed ...............................................................................................
(3,111) (1)
Net Increase (Decrease)
(2,897) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 26,949 –
Reinvested .............................................................................................. 13,835 1
Redeemed ...............................................................................................
(106,814) –
Net Increase (Decrease)
$ (66,030) $ 1
Shares:
Sold ................................................................................................... 2,013 –
Reinvested .............................................................................................. 1,051 –
Redeemed ...............................................................................................
(8,032) –
Net Increase (Decrease)
(4,968) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,835) $ (1)
Total Dividends and Distributions
$ (13,835) $ (1)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (310) $ 5,561
Net realized gain (loss) on investments ...................................................................................................... 2,081 12,556
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,290 (1,769)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,061 16,348
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (9,381)
Total Dividends and Distributions – (9,381)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(31,745) (39,628)
Total Increase (Decrease) in Net Assets (22,684) (32,661)
Net Assets
Beginning of period ..........................................................................................................................
214,392 247,053
End of period ................................................................................................................................
$ 191,708 $ 214,392
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ................................................................................................... $ 8,048 –
Redeemed ...............................................................................................
(39,628) (165)
Net Increase (Decrease)
$ (31,580) $ (165)
Shares:
Sold ................................................................................................... 621 –
Redeemed ...............................................................................................
(3,034) (12)
Net Increase (Decrease)
(2,413) (12)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 27,116 $ 74
Reinvested .............................................................................................. 9,377 4
Redeemed ...............................................................................................
(76,195) (4)
Net Increase (Decrease)
$ (39,702) $ 74
Shares:
Sold ................................................................................................... 2,098 5
Reinvested .............................................................................................. 719 –
Redeemed ...............................................................................................
(5,886) –
Net Increase (Decrease)
(3,069) 5
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,377) $ (4)
Total Dividends and Distributions
$ (9,377) $ (4)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 3,845 $ 4,092
Net realized gain (loss) on investments and foreign currencies ............................................................................. 9,682 21,407
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
32,813 (12,916)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,340 12,583
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,034)
Total Dividends and Distributions – (8,034)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(9,806) (15,276)
Total Increase (Decrease) in Net Assets 36,534 (10,727)
Net Assets
Beginning of period ..........................................................................................................................
245,348 256,075
End of period ................................................................................................................................
$ 281,882 $ 245,348
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 12,974
Redeemed ..........................................................................................................
(22,780)
Net Increase (Decrease)
$ (9,806)
Shares:
Sold .............................................................................................................. 746
Redeemed ..........................................................................................................
(1,317)
Net Increase (Decrease)
(571)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 16,604
Reinvested ......................................................................................................... 8,034
Redeemed ..........................................................................................................
(39,914)
Net Increase (Decrease)
$ (15,276)
Shares:
Sold .............................................................................................................. 1,014
Reinvested ......................................................................................................... 486
Redeemed ..........................................................................................................
(2,433)
Net Increase (Decrease)
(933)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (8,034)
Total Dividends and Distributions
$ (8,034)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Period Ended
June 30, 2025
(a)
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 6,033 $ 12,921
Net realized gain (loss) on investments ...................................................................................................... 24,117 72,860
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
8,656 14,740
Net Increase (Decrease) in Net Assets Resulting from Operations 38,806 100,521
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (21,125)
Total Dividends and Distributions – (21,125)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(22,316) (53,326)
Total Increase (Decrease) in Net Assets 16,490 26,070
Net Assets
Beginning of period ..........................................................................................................................
691,072 665,002
End of period ................................................................................................................................
$ 707,562 $ 691,072
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2025
(a)
Dollars:
Sold ......................................................................................... $ 37,635 $ 9,652 $ 790
Redeemed .....................................................................................
(64,006) (3,604) (2,783)
Net Increase (Decrease)
$ (26,371) $ 6,048 $ (1,993)
Shares:
Sold ......................................................................................... 1,215 316 26
Redeemed .....................................................................................
(2,035) (117) (94)
Net Increase (Decrease)
(820) 199 (68)
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 30,615 $ 5,315 $ 1,360
Reinvested .................................................................................... 19,040 2,029 56
Redeemed .....................................................................................
(104,378) (6,739) (624)
Net Increase (Decrease)
$ (54,723) $ 605 $ 792
Shares:
Sold ......................................................................................... 1,031 177 45
Reinvested .................................................................................... 625 68 2
Redeemed .....................................................................................
(3,458) (229) (20)
Net Increase (Decrease)
(1,802) 16 27
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (19,040) $ (2,029) $ (56)
Total Dividends and Distributions
$ (19,040) $ (2,029) $ (56)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 643 $ 839
Net realized gain (loss) on investments and foreign currencies ............................................................................. 2,909 3,926
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
7,663 (313)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,215 4,452
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,362)
Total Dividends and Distributions – (1,362)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,571) (5,022)
Total Increase (Decrease) in Net Assets 8,644 (1,932)
Net Assets
Beginning of period ..........................................................................................................................
65,475 67,407
End of period ................................................................................................................................
$ 74,119 $ 65,475
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 3,386
Redeemed ..........................................................................................................
(5,957)
Net Increase (Decrease)
$ (2,571)
Shares:
Sold .............................................................................................................. 207
Redeemed ..........................................................................................................
(366)
Net Increase (Decrease)
(159)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 4,726
Reinvested ......................................................................................................... 1,362
Redeemed ..........................................................................................................
(11,110)
Net Increase (Decrease)
$ (5,022)
Shares:
Sold .............................................................................................................. 308
Reinvested ......................................................................................................... 89
Redeemed ..........................................................................................................
(717)
Net Increase (Decrease)
(320)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,362)
Total Dividends and Distributions
$ (1,362)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,152 $ 3,903
Net realized gain (loss) on investments and futures ......................................................................................... (1,868) (3,382)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
4,212 304
Net Increase (Decrease) in Net Assets Resulting from Operations 4,496 825
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (3,581)
Total Dividends and Distributions – (3,581)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(7,325) (7,578)
Total Increase (Decrease) in Net Assets (2,829) (10,334)
Net Assets
Beginning of period ..........................................................................................................................
111,374 121,708
End of period ................................................................................................................................
$ 108,545 $ 111,374
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 8,900
Redeemed ..........................................................................................................
(16,225)
Net Increase (Decrease)
$ (7,325)
Shares:
Sold .............................................................................................................. 1,060
Redeemed ..........................................................................................................
(1,934)
Net Increase (Decrease)
(874)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,650
Reinvested ......................................................................................................... 3,581
Redeemed ..........................................................................................................
(22,809)
Net Increase (Decrease)
$ (7,578)
Shares:
Sold .............................................................................................................. 1,396
Reinvested ......................................................................................................... 418
Redeemed ..........................................................................................................
(2,733)
Net Increase (Decrease)
(919)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (3,581)
Total Dividends and Distributions
$ (3,581)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (278) $ (621)
Net realized gain (loss) on investments and futures ......................................................................................... 61,719 104,008
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(19,643) 36,695
Net Increase (Decrease) in Net Assets Resulting from Operations 41,798 140,082
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (30,731)
Total Dividends and Distributions – (30,731)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(69,037) (44,213)
Total Increase (Decrease) in Net Assets (27,239) 65,138
Net Assets
Beginning of period ..........................................................................................................................
645,210 580,072
End of period ................................................................................................................................
$ 617,971 $ 645,210
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 26,018
Redeemed ..........................................................................................................
(95,055)
Net Increase (Decrease)
$ (69,037)
Shares:
Sold .............................................................................................................. 546
Redeemed ..........................................................................................................
(1,985)
Net Increase (Decrease)
(1,439)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 44,420
Reinvested ......................................................................................................... 30,731
Redeemed ..........................................................................................................
(119,364)
Net Increase (Decrease)
$ (44,213)
Shares:
Sold .............................................................................................................. 976
Reinvested ......................................................................................................... 675
Redeemed ..........................................................................................................
(2,606)
Net Increase (Decrease)
(955)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (30,731)
Total Dividends and Distributions
$ (30,731)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 15,024 $ 33,695
Net realized gain (loss) on investments and futures ......................................................................................... 152,692 528,056
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(21,152) 60,470
Net Increase (Decrease) in Net Assets Resulting from Operations 146,564 622,221
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (204,909)
Total Dividends and Distributions – (204,909)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(250,099) (570,897)
Total Increase (Decrease) in Net Assets (103,535) (153,585)
Net Assets
Beginning of period ..........................................................................................................................
2,633,906 2,787,491
End of period ................................................................................................................................
$ 2,530,371 $ 2,633,906
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 170,865 $ 3,140
Redeemed ...............................................................................................
(419,729) (4,375)
Net Increase (Decrease)
$ (248,864) $ (1,235)
Shares:
Sold ................................................................................................... 6,959 129
Redeemed ...............................................................................................
(16,803) (179)
Net Increase (Decrease)
(9,844) (50)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 181,051 $ 12,721
Reinvested .............................................................................................. 200,078 4,831
Redeemed ...............................................................................................
(960,688) (8,890)
Net Increase (Decrease)
$ (579,559) $ 8,662
Shares:
Sold ................................................................................................... 7,451 534
Reinvested .............................................................................................. 8,410 208
Redeemed ...............................................................................................
(39,491) (372)
Net Increase (Decrease)
(23,630) 370
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (200,078) $ (4,831)
Total Dividends and Distributions
$ (200,078) $ (4,831)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 773 $ 2,029
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 13,458 38,483
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
(5,631) (6,086)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,600 34,426
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (18,687)
Total Dividends and Distributions – (18,687)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(23,573) (46,279)
Total Increase (Decrease) in Net Assets (14,973) (30,540)
Net Assets
Beginning of period ..........................................................................................................................
147,935 178,475
End of period ................................................................................................................................
$ 132,962 $ 147,935
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 8,384
Redeemed ..........................................................................................................
(31,957)
Net Increase (Decrease)
$ (23,573)
Shares:
Sold .............................................................................................................. 498
Redeemed ..........................................................................................................
(1,852)
Net Increase (Decrease)
(1,354)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,119
Reinvested ......................................................................................................... 18,687
Redeemed ..........................................................................................................
(75,085)
Net Increase (Decrease)
$ (46,279)
Shares:
Sold .............................................................................................................. 576
Reinvested ......................................................................................................... 1,136
Redeemed ..........................................................................................................
(4,321)
Net Increase (Decrease)
(2,609)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (18,687)
Total Dividends and Distributions
$ (18,687)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 646 $ 1,901
Net realized gain (loss) on investments ...................................................................................................... 65,261 87,732
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(28,275) 28,524
Net Increase (Decrease) in Net Assets Resulting from Operations 37,632 118,157
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (56,394)
Total Dividends and Distributions – (56,394)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(76,272) 17,899
Total Increase (Decrease) in Net Assets (38,640) 79,662
Net Assets
Beginning of period ..........................................................................................................................
694,392 614,730
End of period ................................................................................................................................
$ 655,752 $ 694,392
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 11,342 $ 2,071
Redeemed ...............................................................................................
(87,431) (2,254)
Net Increase (Decrease)
$ (76,089) $ (183)
Shares:
Sold ................................................................................................... 161 31
Redeemed ...............................................................................................
(1,240) (34)
Net Increase (Decrease)
(1,079) (3)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 73,092 $ 4,143
Reinvested .............................................................................................. 52,321 4,073
Redeemed ...............................................................................................
(110,791) (4,939)
Net Increase (Decrease)
$ 14,622 $ 3,277
Shares:
Sold ................................................................................................... 1,051 61
Reinvested .............................................................................................. 788 62
Redeemed ...............................................................................................
(1,609) (73)
Net Increase (Decrease)
230 50
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (52,321) $ (4,073)
Total Dividends and Distributions
$ (52,321) $ (4,073)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 432 $ 1,028
Net realized gain (loss) on investments ...................................................................................................... 8,043 20,999
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
106 23,672
Net Increase (Decrease) in Net Assets Resulting from Operations 8,581 45,699
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (7,828)
Total Dividends and Distributions – (7,828)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,080 404
Total Increase (Decrease) in Net Assets 11,661 38,275
Net Assets
Beginning of period ..........................................................................................................................
221,600 183,325
End of period ................................................................................................................................
$ 233,261 $ 221,600
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 9,323 $ 11,051
Redeemed ...............................................................................................
(14,535) (2,759)
Net Increase (Decrease)
$ (5,212) $ 8,292
Shares:
Sold ................................................................................................... 225 269
Redeemed ...............................................................................................
(345) (67)
Net Increase (Decrease)
(120) 202
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,747 $ 19,832
Reinvested .............................................................................................. 5,479 2,349
Redeemed ...............................................................................................
(28,844) (5,159)
Net Increase (Decrease)
$ (16,618) $ 17,022
Shares:
Sold ................................................................................................... 167 491
Reinvested .............................................................................................. 136 59
Redeemed ...............................................................................................
(717) (130)
Net Increase (Decrease)
(414) 420
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,479) $ (2,349)
Total Dividends and Distributions
$ (5,479) $ (2,349)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 1,637 $ 4,186
Net realized gain (loss) on investments ...................................................................................................... (630) 7,107
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,191 (711)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,198 10,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (6,018)
Total Dividends and Distributions – (6,018)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(9,832) (11,205)
Total Increase (Decrease) in Net Assets (1,634) (6,641)
Net Assets
Beginning of period ..........................................................................................................................
145,432 152,073
End of period ................................................................................................................................
$ 143,798 $ 145,432
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 12,991
Redeemed ..........................................................................................................
(22,823)
Net Increase (Decrease)
$ (9,832)
Shares:
Sold .............................................................................................................. 995
Redeemed ..........................................................................................................
(1,737)
Net Increase (Decrease)
(742)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 20,028
Reinvested ......................................................................................................... 6,018
Redeemed ..........................................................................................................
(37,251)
Net Increase (Decrease)
$ (11,205)
Shares:
Sold .............................................................................................................. 1,539
Reinvested ......................................................................................................... 464
Redeemed ..........................................................................................................
(2,892)
Net Increase (Decrease)
(889)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,018)
Total Dividends and Distributions
$ (6,018)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,606 $ 7,326
Net realized gain (loss) on investments ...................................................................................................... 2,921 16,864
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,636 822
Net Increase (Decrease) in Net Assets Resulting from Operations 20,163 25,012
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (9,364)
Total Dividends and Distributions – (9,364)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,539 5,007
Total Increase (Decrease) in Net Assets 23,702 20,655
Net Assets
Beginning of period ..........................................................................................................................
296,715 276,060
End of period ................................................................................................................................
$ 320,417 $ 296,715
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 29,562
Redeemed ..........................................................................................................
(26,023)
Net Increase (Decrease)
$ 3,539
Shares:
Sold .............................................................................................................. 2,127
Redeemed ..........................................................................................................
(1,869)
Net Increase (Decrease)
258
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 59,389
Reinvested ......................................................................................................... 9,364
Redeemed ..........................................................................................................
(63,746)
Net Increase (Decrease)
$ 5,007
Shares:
Sold .............................................................................................................. 4,394
Reinvested ......................................................................................................... 683
Redeemed ..........................................................................................................
(4,705)
Net Increase (Decrease)
372
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (9,364)
Total Dividends and Distributions
$ (9,364)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 1,026 $ 3,310
Net realized gain (loss) on investments ...................................................................................................... 1,257 11,690
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
12,136 2,339
Net Increase (Decrease) in Net Assets Resulting from Operations 14,419 17,339
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,065)
Total Dividends and Distributions – (5,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,872 12,344
Total Increase (Decrease) in Net Assets 31,291 24,618
Net Assets
Beginning of period ..........................................................................................................................
175,508 150,890
End of period ................................................................................................................................
$ 206,799 $ 175,508
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 26,677
Redeemed ..........................................................................................................
(9,805)
Net Increase (Decrease)
$ 16,872
Shares:
Sold .............................................................................................................. 1,455
Redeemed ..........................................................................................................
(540)
Net Increase (Decrease)
915
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 37,395
Reinvested ......................................................................................................... 5,065
Redeemed ..........................................................................................................
(30,116)
Net Increase (Decrease)
$ 12,344
Shares:
Sold .............................................................................................................. 2,110
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(1,714)
Net Increase (Decrease)
679
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (5,065)
Total Dividends and Distributions
$ (5,065)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 202 $ 1,255
Net realized gain (loss) on investments ...................................................................................................... 504 6,315
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,619 2,020
Net Increase (Decrease) in Net Assets Resulting from Operations 7,325 9,590
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,370)
Total Dividends and Distributions – (2,370)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,534 4,435
Total Increase (Decrease) in Net Assets 10,859 11,655
Net Assets
Beginning of period ..........................................................................................................................
82,359 70,704
End of period ................................................................................................................................
$ 93,218 $ 82,359
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 10,731
Redeemed ..........................................................................................................
(7,197)
Net Increase (Decrease)
$ 3,534
Shares:
Sold .............................................................................................................. 594
Redeemed ..........................................................................................................
(398)
Net Increase (Decrease)
196
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 18,056
Reinvested ......................................................................................................... 2,370
Redeemed ..........................................................................................................
(15,991)
Net Increase (Decrease)
$ 4,435
Shares:
Sold .............................................................................................................. 1,039
Reinvested ......................................................................................................... 135
Redeemed ..........................................................................................................
(917)
Net Increase (Decrease)
257
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (2,370)
Total Dividends and Distributions
$ (2,370)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 63 $ 430
Net realized gain (loss) on investments ...................................................................................................... 219 2,037
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,419 465
Net Increase (Decrease) in Net Assets Resulting from Operations 2,701 2,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (697)
Total Dividends and Distributions – (697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,207 5,877
Total Increase (Decrease) in Net Assets 4,908 8,112
Net Assets
Beginning of period ..........................................................................................................................
29,544 21,432
End of period ................................................................................................................................
$ 34,452 $ 29,544
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 5,899
Redeemed ..........................................................................................................
(3,692)
Net Increase (Decrease)
$ 2,207
Shares:
Sold .............................................................................................................. 336
Redeemed ..........................................................................................................
(211)
Net Increase (Decrease)
125
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,266
Reinvested ......................................................................................................... 697
Redeemed ..........................................................................................................
(5,086)
Net Increase (Decrease)
$ 5,877
Shares:
Sold .............................................................................................................. 603
Reinvested ......................................................................................................... 41
Redeemed ..........................................................................................................
(301)
Net Increase (Decrease)
343
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (697)
Total Dividends and Distributions
$ (697)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 661 $ 1,627
Net realized gain (loss) on investments ...................................................................................................... (207) 1,436
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,386 335
Net Increase (Decrease) in Net Assets Resulting from Operations 2,840 3,398
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,531)
Total Dividends and Distributions – (1,531)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,117) (4,204)
Total Increase (Decrease) in Net Assets 723 (2,337)
Net Assets
Beginning of period ..........................................................................................................................
53,521 55,858
End of period ................................................................................................................................
$ 54,244 $ 53,521
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 5,542
Redeemed ..........................................................................................................
(7,659)
Net Increase (Decrease)
$ (2,117)
Shares:
Sold .............................................................................................................. 477
Redeemed ..........................................................................................................
(661)
Net Increase (Decrease)
(184)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,705
Reinvested ......................................................................................................... 1,531
Redeemed ..........................................................................................................
(17,440)
Net Increase (Decrease)
$ (4,204)
Shares:
Sold .............................................................................................................. 1,020
Reinvested ......................................................................................................... 133
Redeemed ..........................................................................................................
(1,536)
Net Increase (Decrease)
(383)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,531)
Total Dividends and Distributions
$ (1,531)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 3,036 $ 3,832
Net realized gain (loss) on investments ...................................................................................................... 259 9,012
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,295 (9,966)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,590 2,878
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,016)
Total Dividends and Distributions – (8,016)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,545) 106,128
Total Increase (Decrease) in Net Assets (5,955) 100,990
Net Assets
Beginning of period ..........................................................................................................................
255,349 154,359
End of period ................................................................................................................................
$ 249,394 $ 255,349
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 7,488 $ 7,197
Redeemed ...............................................................................................
(12,708) (14,522)
Net Increase (Decrease)
$ (5,220) $ (7,325)
Shares:
Sold ................................................................................................... 407 389
Redeemed ...............................................................................................
(687) (785)
Net Increase (Decrease)
(280) (396)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 36,261 $ 96,526
Reinvested .............................................................................................. 7,467 549
Redeemed ...............................................................................................
(31,272) (3,403)
Net Increase (Decrease)
$ 12,456 $ 93,672
Shares:
Sold ................................................................................................... 1,940 5,054
Reinvested .............................................................................................. 380 28
Redeemed ...............................................................................................
(1,702) (187)
Net Increase (Decrease)
618 4,895
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (7,467) $ (549)
Total Dividends and Distributions
$ (7,467) $ (549)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,793 $ 12,968
Net realized gain (loss) on investments ...................................................................................................... 16,930 45,515
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,481 12,560
Net Increase (Decrease) in Net Assets Resulting from Operations 34,204 71,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (11,726)
Total Dividends and Distributions – (11,726)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(49,176) (64,894)
Total Increase (Decrease) in Net Assets (14,972) (5,577)
Net Assets
Beginning of period ..........................................................................................................................
585,007 590,584
End of period ................................................................................................................................
$ 570,035 $ 585,007
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 10,220 $ 2,134
Redeemed ...............................................................................................
(49,776) (11,754)
Net Increase (Decrease)
$ (39,556) $ (9,620)
Shares:
Sold ................................................................................................... 663 141
Redeemed ...............................................................................................
(3,230) (781)
Net Increase (Decrease)
(2,567) (640)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 25,724 $ 6,641
Reinvested .............................................................................................. 9,035 2,691
Redeemed ...............................................................................................
(94,113) (14,872)
Net Increase (Decrease)
$ (59,354) $ (5,540)
Shares:
Sold ................................................................................................... 1,730 458
Reinvested .............................................................................................. 601 182
Redeemed ...............................................................................................
(6,349) (1,030)
Net Increase (Decrease)
(4,018) (390)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,035) $ (2,691)
Total Dividends and Distributions
$ (9,035) $ (2,691)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 1,298 $ 4,417
Net realized gain (loss) on investments ...................................................................................................... 3,471 6,002
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,673 3,733
Net Increase (Decrease) in Net Assets Resulting from Operations 8,442 14,152
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,161)
Total Dividends and Distributions – (4,161)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(13,072) (11,997)
Total Increase (Decrease) in Net Assets (4,630) (2,006)
Net Assets
Beginning of period ..........................................................................................................................
163,367 165,373
End of period ................................................................................................................................
$ 158,737 $ 163,367
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 4,066 $ 1,838
Redeemed ...............................................................................................
(16,751) (2,225)
Net Increase (Decrease)
$ (12,685) $ (387)
Shares:
Sold ................................................................................................... 341 159
Redeemed ...............................................................................................
(1,408) (190)
Net Increase (Decrease)
(1,067) (31)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 16,146 $ 2,500
Reinvested .............................................................................................. 3,393 768
Redeemed ...............................................................................................
(29,788) (5,016)
Net Increase (Decrease)
$ (10,249) $ (1,748)
Shares:
Sold ................................................................................................... 1,381 220
Reinvested .............................................................................................. 289 66
Redeemed ...............................................................................................
(2,565) (442)
Net Increase (Decrease)
(895) (156)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,393) $ (768)
Total Dividends and Distributions
$ (3,393) $ (768)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 692 $ 6,631
Net realized gain (loss) on investments ...................................................................................................... 11,240 36,247
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,310 14,369
Net Increase (Decrease) in Net Assets Resulting from Operations 26,242 57,247
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (5,689)
Total Dividends and Distributions – (5,689)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(21,545) (29,611)
Total Increase (Decrease) in Net Assets 4,697 21,947
Net Assets
Beginning of period ..........................................................................................................................
408,407 386,460
End of period ................................................................................................................................
$ 413,104 $ 408,407
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 6,438 $ 1,952
Redeemed ...............................................................................................
(20,848) (9,087)
Net Increase (Decrease)
$ (14,410) $ (7,135)
Shares:
Sold ................................................................................................... 285 89
Redeemed ...............................................................................................
(931) (411)
Net Increase (Decrease)
(646) (322)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 17,304 $ 5,556
Reinvested .............................................................................................. 3,215 2,474
Redeemed ...............................................................................................
(40,062) (18,098)
Net Increase (Decrease)
$ (19,543) $ (10,068)
Shares:
Sold ................................................................................................... 805 265
Reinvested .............................................................................................. 147 116
Redeemed ...............................................................................................
(1,845) (866)
Net Increase (Decrease)
(893) (485)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,215) $ (2,474)
Total Dividends and Distributions
$ (3,215) $ (2,474)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 1,184 $ 4,089
Net realized gain (loss) on investments ...................................................................................................... 209 2,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
4,242 1,632
Net Increase (Decrease) in Net Assets Resulting from Operations 5,635 8,662
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (3,952)
Total Dividends and Distributions – (3,952)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,080) (13,503)
Total Increase (Decrease) in Net Assets (8,445) (8,793)
Net Assets
Beginning of period ..........................................................................................................................
127,238 136,031
End of period ................................................................................................................................
$ 118,793 $ 127,238
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 2,481 $ 1,669
Redeemed ...............................................................................................
(13,101) (5,129)
Net Increase (Decrease)
$ (10,620) $ (3,460)
Shares:
Sold ................................................................................................... 220 150
Redeemed ...............................................................................................
(1,160) (463)
Net Increase (Decrease)
(940) (313)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 8,631 $ 2,446
Reinvested .............................................................................................. 2,947 1,005
Redeemed ...............................................................................................
(20,263) (8,269)
Net Increase (Decrease)
$ (8,685) $ (4,818)
Shares:
Sold ................................................................................................... 778 223
Reinvested .............................................................................................. 262 91
Redeemed ...............................................................................................
(1,829) (754)
Net Increase (Decrease)
(789) (440)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,947) $ (1,005)
Total Dividends and Distributions
$ (2,947) $ (1,005)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ (306) $ 5,887
Net realized gain (loss) on investments ...................................................................................................... 14,193 37,745
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
18,324 23,552
Net Increase (Decrease) in Net Assets Resulting from Operations 32,211 67,184
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,374)
Total Dividends and Distributions – (4,374)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,177) (12,219)
Total Increase (Decrease) in Net Assets 13,034 50,591
Net Assets
Beginning of period ..........................................................................................................................
450,658 400,067
End of period ................................................................................................................................
$ 463,692 $ 450,658
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 10,029 $ 3,259
Redeemed ...............................................................................................
(23,284) (9,181)
Net Increase (Decrease)
$ (13,255) $ (5,922)
Shares:
Sold ................................................................................................... 379 123
Redeemed ...............................................................................................
(883) (350)
Net Increase (Decrease)
(504) (227)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 20,237 $ 8,759
Reinvested .............................................................................................. 2,421 1,953
Redeemed ...............................................................................................
(32,815) (12,774)
Net Increase (Decrease)
$ (10,157) $ (2,062)
Shares:
Sold ................................................................................................... 810 357
Reinvested .............................................................................................. 94 77
Redeemed ...............................................................................................
(1,286) (519)
Net Increase (Decrease)
(382) (85)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,421) $ (1,953)
Total Dividends and Distributions
$ (2,421) $ (1,953)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,629 $ 5,541
Net realized gain (loss) on investments and futures ......................................................................................... (49) (170)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
1,493 1,420
Net Increase (Decrease) in Net Assets Resulting from Operations 4,073 6,791
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,673)
Total Dividends and Distributions – (4,673)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(6,993) (4,171)
Total Increase (Decrease) in Net Assets (2,920) (2,053)
Net Assets
Beginning of period ..........................................................................................................................
133,871 135,924
End of period ................................................................................................................................
$ 130,951 $ 133,871
Class 1
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 16,653
Redeemed ..........................................................................................................
(23,646)
Net Increase (Decrease)
$ (6,993)
Shares:
Sold .............................................................................................................. 6,443
Redeemed ..........................................................................................................
(9,175)
Net Increase (Decrease)
(2,732)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 36,883
Reinvested ......................................................................................................... 4,673
Redeemed ..........................................................................................................
(45,727)
Net Increase (Decrease)
$ (4,171)
Shares:
Sold .............................................................................................................. 14,508
Reinvested ......................................................................................................... 1,840
Redeemed ..........................................................................................................
(17,987)
Net Increase (Decrease)
(1,639)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,673)
Total Dividends and Distributions
$ (4,673)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 338 $ 726
Net realized gain (loss) on investments ...................................................................................................... 2,308 9,322
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,957) 1,889
Net Increase (Decrease) in Net Assets Resulting from Operations 689 11,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,037)
Total Dividends and Distributions – (4,037)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,749) (12,366)
Total Increase (Decrease) in Net Assets (8,060) (4,466)
Net Assets
Beginning of period ..........................................................................................................................
171,359 175,825
End of period ................................................................................................................................
$ 163,299 $ 171,359
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold ................................................................................................... $ 5,952 $ 516
Redeemed ...............................................................................................
(14,673) (544)
Net Increase (Decrease)
$ (8,721) $ (28)
Shares:
Sold ................................................................................................... 395 36
Redeemed ...............................................................................................
(962) (37)
Net Increase (Decrease)
(567) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 10,037 $ 733
Reinvested .............................................................................................. 3,840 197
Redeemed ...............................................................................................
(25,857) (1,316)
Net Increase (Decrease)
$ (11,980) $ (386)
Shares:
Sold ................................................................................................... 646 46
Reinvested .............................................................................................. 254 13
Redeemed ...............................................................................................
(1,655) (84)
Net Increase (Decrease)
(755) (25)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,840) $ (197)
Total Dividends and Distributions
$ (3,840) $ (197)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
April Account
(a)
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 35 $ 169
Net realized gain (loss) on investments and options and swaptions ......................................................................... 324 7,164
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,433 1,443
Net Increase (Decrease) in Net Assets Resulting from Operations 1,792 8,776
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (4,354)
Total Dividends and Distributions – (4,354)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,837 10,792
Total Increase (Decrease) in Net Assets 4,629 15,214
Net Assets
Beginning of period ..........................................................................................................................
37,944 22,730
End of period ................................................................................................................................
$ 42,573 $ 37,944
Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 8,786
Redeemed ..........................................................................................................
(5,949)
Net Increase (Decrease)
$ 2,837
Shares:
Sold .............................................................................................................. 864
Redeemed ..........................................................................................................
(564)
Net Increase (Decrease)
300
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 91,365
Reinvested ......................................................................................................... 4,354
Redeemed ..........................................................................................................
(84,927)
Net Increase (Decrease)
$ 10,792
Shares:
Sold .............................................................................................................. 8,593
Reinvested ......................................................................................................... 412
Redeemed ..........................................................................................................
(7,669)
Net Increase (Decrease)
1,336
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,354)
Total Dividends and Distributions
$ (4,354)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
January Account
(a)
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 68 $ 115
Net realized gain (loss) on investments and options and swaptions ......................................................................... 2,557 6,565
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
533 711
Net Increase (Decrease) in Net Assets Resulting from Operations 3,158 7,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (35)
Total Dividends and Distributions – (35)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(30,826) 2,580
Total Increase (Decrease) in Net Assets (27,668) 9,936
Net Assets
Beginning of period ..........................................................................................................................
68,269 58,333
End of period ................................................................................................................................
$ 40,601 $ 68,269
Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 9,697
Redeemed ..........................................................................................................
(40,523)
Net Increase (Decrease)
$ (30,826)
Shares:
Sold .............................................................................................................. 812
Redeemed ..........................................................................................................
(3,289)
Net Increase (Decrease)
(2,477)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 77,931
Reinvested ......................................................................................................... 35
Redeemed ..........................................................................................................
(75,386)
Net Increase (Decrease)
$ 2,580
Shares:
Sold .............................................................................................................. 6,921
Reinvested ......................................................................................................... 3
Redeemed ..........................................................................................................
(6,972)
Net Increase (Decrease)
(48)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (35)
Total Dividends and Distributions
$ (35)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
July Account
(a)
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 27 $ 152
Net realized gain (loss) on investments and options and swaptions ......................................................................... 371 10,189
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,383 (1,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,781 8,467
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (864)
Total Dividends and Distributions – (864)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
46,629 (22,939)
Total Increase (Decrease) in Net Assets 48,410 (15,336)
Net Assets
Beginning of period ..........................................................................................................................
38,893 54,229
End of period ................................................................................................................................
$ 87,303 $ 38,893
Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 50,602
Redeemed ..........................................................................................................
(3,973)
Net Increase (Decrease)
$ 46,629
Shares:
Sold .............................................................................................................. 3,551
Redeemed ..........................................................................................................
(294)
Net Increase (Decrease)
3,257
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 76,571
Reinvested ......................................................................................................... 864
Redeemed ..........................................................................................................
(100,374)
Net Increase (Decrease)
$ (22,939)
Shares:
Sold .............................................................................................................. 5,878
Reinvested ......................................................................................................... 66
Redeemed ..........................................................................................................
(7,739)
Net Increase (Decrease)
(1,795)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (864)
Total Dividends and Distributions
$ (864)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
October Account
(a)
Period Ended
June 30, 2025
Year Ended
December 31,
2024
Operations
Net investment income (loss) ................................................................................................................ $ 40 $ 124
Net realized gain (loss) on investments and options and swaptions ......................................................................... 3,075 3,899
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
(629) 1,075
Net Increase (Decrease) in Net Assets Resulting from Operations 2,486 5,098
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (76)
Total Dividends and Distributions – (76)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(18,296) 36,019
Total Increase (Decrease) in Net Assets (15,810) 41,041
Net Assets
Beginning of period ..........................................................................................................................
59,841 18,800
End of period ................................................................................................................................
$ 44,031 $ 59,841
Class 2
Capital Share Transactions:
Period Ended June 30, 2025
Dollars:
Sold .............................................................................................................. $ 1,911
Redeemed ..........................................................................................................
(20,207)
Net Increase (Decrease)
$ (18,296)
Shares:
Sold .............................................................................................................. 138
Redeemed ..........................................................................................................
(1,419)
Net Increase (Decrease)
(1,281)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 81,299
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(45,356)
Net Increase (Decrease)
$ 36,019
Shares:
Sold .............................................................................................................. 5,978
Reinvested ......................................................................................................... 6
Redeemed ..........................................................................................................
(3,284)
Net Increase (Decrease)
2,700
Dividends and Distributions to Shareholders:
Period Ended June 30, 2025
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (76)
Total Dividends and Distributions
$ (76)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation
Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account,
Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account, Equity Income Account,
Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index
Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime
2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap S&P 500 Index Buffer April Account, U.S. LargeCap S&P 500 Index Buffer January Account, U.S. LargeCap
S&P 500 Index Buffer July Account, and U.S. LargeCap S&P 500 Index Buffer October Account, each a series of the Fund, (known as the
“Funds”), are presented herein. Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal
LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to two classes of shares: Class 1 and Class 2.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 1, 2024, the following funds changed their names:
Effective April 30, 2025, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Class 2 shares of the Blue Chip Account.
Effective May 1, 2025, all Class 3 shares converted into Class 2 shares, as applicable. Additionally, the following Funds changed their names:
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate
Old Name New Name
Diversified Balanced Managed Volatility Account Diversified Balanced Strategic Allocation Account
Diversified Balanced Volatility Control Account Diversifi ed Balanced Adaptive Allocation Account
Diversified Growth Managed Volatility Account Diversified Growth Strategic Allocation Account
Diversified Growth Volatility Control Account Diversified Growth Adaptive Allocation Account
Old Name New Name
U.S. LargeCap Buffer April Account U.S. LargeCap S&P 500 Index April Account
U.S. LargeCap Buffer January Account U.S. LargeCap S&P 500 Index January Account
U.S. LargeCap Buffer July Account U.S. LargeCap S&P 500 Index July Account
U.S. LargeCap Buffer October Account U.S. LargeCap S&P 500 Index October Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of June 30, 2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds
Diversified International Account
Euro 30.1%
British Pound Sterling 18.3
Japanese Yen 12.5
Hong Kong Dollar 8.5
Canadian Dollar 7.3
Global Emerging Markets Account
Hong Kong Dollar 26.1%
New Taiwan Dollar 19.3
Indian Rupee 16.4
South Korean Won 9.0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended June 30, 2025, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As of January 1, 2024, the Funds have adopted the ASU and added required disclosures, as applicable.
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction . The
ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds' financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of June 30, 2025.  Any outstanding borrowing as of June 30, 2025 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended June 30, 2025, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 2 4.98% $ —
Bond Market Index Account 213 4.95 5
Core Plus Bond Account 57 4.95 1
Diversified Balanced Adaptive Allocation Account 10 4.92 —
Diversified Growth Adaptive Allocation Account 67 4.94 2
Diversified International Account 6 4.97 —
Equity Income Account 13 4.96 —
Global Emerging Markets Account 9 4.96 —
Government & High Quality Bond Account 8 4.95 —
LargeCap Growth Account I 188 4.96 5
LargeCap S&P 500 Index Account 420 4.97 10
LargeCap S&P 500 Managed Volatility Index Account 65 4.96 2
MidCap Account 2 4.92 —
Principal Capital Appreciation Account 30 4.98 1
Real Estate Securities Account 29 4.97 1
Short-Term Income Account 24 4.95 1
SmallCap Account 5 4.99 —
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Account $ 1 4.90% $ —
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of June
30, 2025.
During the period ended June 30, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedule s of investments,  certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Diversified Balanced Adaptive Allocation Account $ 12 4.80% —
Diversified Growth Adaptive Allocation Account 83 4.83 2
MidCap Account 12 4.96 —
U.S. LargeCap S&P 500 Index Buffer April Account 32 4.83 1
U.S. LargeCap S&P 500 Index Buffer January Account 87 4.94 2
U.S. LargeCap S&P 500 Index Buffer July Account 46 4.91 1
U.S. LargeCap S&P 500 Index Buffer October Account 129 4.95 3
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Bond Market Index Account $ 8 5.48%
Core Plus Bond Account 4 5.48
Diversified Growth Adaptive Allocation Account 2 5.48
LargeCap Growth Account I 1 5.48
LargeCap S&P 500 Index Account 4 5.48
U.S. LargeCap S&P 500 Index Buffer January Account 9 5.48
U.S. LargeCap S&P 500 Index Buffer July Account 2 5.48
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2025 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30, 2025, none of the Funds had cross trades .
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of June 30, 2025, deposits with counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Strategic Allocation
Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, Principal LifeTime Funds,
and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency Contracts and
TBA Securities) Options
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ — $ 8
Government & High Quality Bond Account 85 — — 85
LargeCap Growth Account I 237 — — 237
LargeCap S&P 500 Managed Volatility Index Account — — 1,588 1,588
Short-Term Income Account 71 — — 71
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of June 30, 2025, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2025 , the Funds had unfunded loan commitments as follows (amounts in thousands):
Swap Agreements. Certain of the Funds may enter into swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Core Plus Bond Account $ 2 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Adaptive Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth
Strategic Allocation Account, Diversified Growth Adaptive Allocation Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

As of June 30, 2025, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 97.68%
Equity Income Account 22.68
Government & High Quality Bond Account 15.77
LargeCap S&P 500 Index Account 62.37
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 4.90
Real Estate Securities Account 5.64
Asset Derivatives June 30, 2025 Liability Derivatives June 30, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 709
*
Payables, Total distributable earnings (accumulated loss)
$ 87
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 118
*
Payables, Total distributable earnings (accumulated loss)
$ 25
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 121
*
$ —
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,295
*
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 70
*
Payables
$ 31
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 58
*
$ —
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts Investment in securities - at value**
$ 6,621
Payables
$ 1,658
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts Investment in securities - at value**
$ 9,146
Payables
$ 1,462
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts Investment in securities - at value**
$ 8,763
Payables
$ 1,998
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Asset Derivatives June 30, 2025 Liability Derivatives June 30, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts Investment in securities - at value**
$ 6,868
Payables
$ 680
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Account
Credit Contracts
Swap agreements $ 51 $ —
Interest Rate Contracts
Futures contracts $ (775) $ 1,247
Total $ (724) $ 1,247
Diversified Balanced Adaptive Allocation Account
Equity Contracts
Futures contracts $ (3,653) $ —
Diversified Growth Adaptive Allocation Account
Equity Contracts
Futures contracts $ (45,063) $ —
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts $ (221) $ 145
LargeCap Growth Account I
Equity Contracts
Futures contracts $ (142) $ 168
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts $ (990) $ 1,378
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments* $ 2,251 $ (834)
Futures contracts $ 113 $ 26
Options and swaptions $ (781) $ 527
Total $ 1,583 $ (281)
Short-Term Income Account
Interest Rate Contracts
Futures contracts $ (7) $ 126
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Investment transactions/Investments* $ (1,384) $ 189
Options and swaptions $ 1,055 $ (469)
Total $ (329) $ (280)
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Investment transactions/Investments* $ (444) $ (859)
Options and swaptions $ 146 $ 794
Total $ (298) $ (65)
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Investment transactions/Investments* $ (1,044) $ 646
Options and swaptions $ 703 $ (390)
Total $ (341) $ 256
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Investment transactions/Investments* $ (600) $ (420)
Options and swaptions $ 450 $ 358
Total $ (150) $ (62)
*Investment transactions includes purchased options and/or purchased swaptions.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended June
30, 2025 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
                    Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts
Exchange Cleared Credit Default Swaps - Buy Protection $ 4,850
Interest Rate Contracts
Futures - Long 69,963
Futures - Short 5,599
Government & High Quality Bond Account
Interest Rate Contracts
Futures - Long 5,662
Futures - Short 7,604
LargeCap Growth Account I
Equity Contracts
Futures - Long 3,851
LargeCap S&P 500 Index Account
Equity Contracts
Futures - Long 73,783
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Futures - Long 2,779
Purchased Options 14
Written Options 14
Short-Term Income Account
Interest Rate Contracts
Futures - Long 8,068
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Purchased Options 83
Written Options 96
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Purchased Options 89
Written Options 108
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Purchased Options 112
Written Options 127
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Purchased Options 105
Written Options 131
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 26,743 $ — $ — $ 26,743
Investment Companies* 181 — — 181
Total investments in securities $ 26,924 $ — $ — $ 26,924
Bond Market Index Account
Bonds* — 541,516 — 541,516
Investment Companies* 38,731 — — 38,731
Municipal Bonds* — 10,639 — 10,639
U.S. Government & Government Agency Obligations* — 1,319,906 — 1,319,906
Total investments in securities $ 38,731 $ 1,872,061 $ — $ 1,910,792
Core Plus Bond Account
Bonds* — 130,508 1 130,509
Investment Companies* 15,923 — — 15,923
Senior Floating Rate Interests* — 5,456 — 5,456
U.S. Government & Government Agency Obligations* — 72,747 — 72,747
Total investments in securities $ 15,923 $ 208,711 $ 1 $ 224,635
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 709 $ — $ — $ 709
Derivative Liabilities
Interest Rate Contracts
Futures** (87) — — (87)
Diversified Balanced Account
Investment Companies* 556,535 — — 556,535
Total investments in securities $ 556,535 $ — $ — $ 556,535
Diversified Balanced Adaptive Allocation Account
Investment Companies* 220,104 — — 220,104
Total investments in securities $ 220,104 $ — $ — $ 220,104
Diversified Balanced Strategic Allocation Account
Investment Companies* 96,963 — — 96,963
Total investments in securities $ 96,963 $ — $ — $ 96,963
Diversified Growth Account
Investment Companies* 2,056,748 — — 2,056,748
Total investments in securities $ 2,056,748 $ — $ — $ 2,056,748
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,452,187 — — 1,452,187
Total investments in securities $ 1,452,187 $ — $ — $ 1,452,187
Diversified Growth Strategic Allocation Account
Investment Companies* 217,488 — — 217,488
Total investments in securities $ 217,488 $ — $ — $ 217,488
Diversified Income Account
Investment Companies* 191,760 — — 191,760
Total investments in securities $ 191,760 $ — $ — $ 191,760
Diversified International Account
Common Stocks
Basic Materials 3,401 2,947 — 6,348
Communications 4,697 21,114 — 25,811
Consumer, Cyclical 5,872 33,887 — 39,759
Consumer, Non-cyclical 4,025 42,643 — 46,668
Energy 7,600 3,045 — 10,645
Financial 11,154 60,200 — 71,354
Industrial 1,724 37,598 — 39,322
Technology — 33,348 — 33,348
Utilities — 3,305 — 3,305
Investment Companies* 4,084 — — 4,084
Total investments in securities $ 42,557 $ 238,087 $ — $ 280,644
Equity Income Account
Common Stocks* 694,058 — — 694,058
Investment Companies* 15,067 — — 15,067
Total investments in securities $ 709,125 $ — $ — $ 709,125
Global Emerging Markets Account
Common Stocks
Basic Materials 1,705 1,561 — 3,266
Communications 1,899 11,062 — 12,961
Consumer, Cyclical 1,026 3,874 — 4,900
Consumer, Non-cyclical 559 6,365 — 6,924
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account (continued)
Common Stocks (continued)
Energy $ 100 $ 1,635 $ — $ 1,735
Financial 1,580 15,985 — 17,565
Industrial 1,316 5,785 — 7,101
Technology 803 15,913 — 16,716
Utilities 244 940 — 1,184
Investment Companies* 1,282 — — 1,282
Preferred Stocks
Consumer, Cyclical — 250 — 250
Energy 405 — — 405
Total investments in securities $ 10,919 $ 63,370 $ — $ 74,289
Government & High Quality Bond Account
Bonds* — 28,508 — 28,508
Investment Companies* 1,898 — — 1,898
U.S. Government & Government Agency Obligations* — 97,522 — 97,522
Total investments in securities $ 1,898 $ 126,030 $ — $ 127,928
Derivative Assets
Interest Rate Contracts
Futures** 118 — — 118
Derivative Liabilities
Interest Rate Contracts
Futures** (25) — — (25)
LargeCap Growth Account I
Common Stocks
Basic Materials 279 — — 279
Communications 132,957 — — 132,957
Consumer, Cyclical 34,883 — — 34,883
Consumer, Non-cyclical 78,360 — — 78,360
Energy 2,878 — — 2,878
Financial 47,897 — — 47,897
Industrial 40,049 — — 40,049
Technology 266,311 — 204 266,515
Utilities 283 — — 283
Convertible Preferred Stocks
Basic Materials — — 96 96
Consumer, Cyclical — — 264 264
Technology — — 298 298
Investment Companies* 14,709 — — 14,709
Total investments in securities $ 618,606 $ — $ 862 $ 619,468
Derivative Assets
Equity Contracts
Futures** 121 — — 121
LargeCap S&P 500 Index Account
Common Stocks* 2,459,773 — — 2,459,773
Investment Companies* 74,218 — — 74,218
Total investments in securities $ 2,533,991 $ — $ — $ 2,533,991
Derivative Assets
Equity Contracts
Futures** 1,295 — — 1,295
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 123,947 — — 123,947
Investment Companies* 7,999 — — 7,999
Purchased Options — 43 — 43
Total investments in securities $ 131,946 $ 43 $ — $ 131,989
Derivative Assets
Equity Contracts
Futures** 27 — — 27
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account (continued)
Equity Contracts (continued)
Derivative Liabilities
Equity Contracts
Written Options $ — $ (31) $ — $ (31)
MidCap Account
Common Stocks
Basic Materials 9,834 — — 9,834
Communications 15,241 — — 15,241
Consumer, Cyclical 154,621 — — 154,621
Consumer, Non-cyclical 21,648 — — 21,648
Financial 192,372 — — 192,372
Industrial 133,904 — — 133,904
Technology 103,621 — — 103,621
Utilities 23,606 — — 23,606
Investment Companies* 2,703 — — 2,703
Total investments in securities $ 657,550 $ — $ — $ 657,550
Principal Capital Appreciation Account
Common Stocks* 232,399 — — 232,399
Investment Companies* 1,405 — — 1,405
Total investments in securities $ 233,804 $ — $ — $ 233,804
Principal LifeTime 2020 Account
Investment Companies* 143,802 — — 143,802
Total investments in securities $ 143,802 $ — $ — $ 143,802
Principal LifeTime 2030 Account
Investment Companies* 320,422 — — 320,422
Total investments in securities $ 320,422 $ — $ — $ 320,422
Principal LifeTime 2040 Account
Investment Companies* 206,802 — — 206,802
Total investments in securities $ 206,802 $ — $ — $ 206,802
Principal LifeTime 2050 Account
Investment Companies* 93,222 — — 93,222
Total investments in securities $ 93,222 $ — $ — $ 93,222
Principal LifeTime 2060 Account
Investment Companies* 34,455 — — 34,455
Total investments in securities $ 34,455 $ — $ — $ 34,455
Principal LifeTime Strategic Income Account
Investment Companies* 54,245 — — 54,245
Total investments in securities $ 54,245 $ — $ — $ 54,245
Real Estate Securities Account
Common Stocks* 247,035 — — 247,035
Investment Companies* 1,468 — — 1,468
Total investments in securities $ 248,503 $ — $ — $ 248,503
SAM Balanced Portfolio
Investment Companies* 570,163 — — 570,163
Total investments in securities $ 570,163 $ — $ — $ 570,163
SAM Conservative Balanced Portfolio
Investment Companies* 158,772 — — 158,772
Total investments in securities $ 158,772 $ — $ — $ 158,772
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies* $ 413,217 $ — $ — $ 413,217
Total investments in securities $ 413,217 $ — $ — $ 413,217
SAM Flexible Income Portfolio
Investment Companies* 118,819 — — 118,819
Total investments in securities $ 118,819 $ — $ — $ 118,819
SAM Strategic Growth Portfolio
Investment Companies* 463,819 — — 463,819
Total investments in securities $ 463,819 $ — $ — $ 463,819
Short-Term Income Account
Bonds* — 115,772 — 115,772
Investment Companies* 5,552 — — 5,552
U.S. Government & Government Agency Obligations* — 9,717 — 9,717
Total investments in securities $ 5,552 $ 125,489 $ — $ 131,041
Derivative Assets
Interest Rate Contracts
Futures** 58 — — 58
SmallCap Account
Common Stocks* 162,759 — — 162,759
Investment Companies* 2,108 — — 2,108
Total investments in securities $ 164,867 $ — $ — $ 164,867
U.S. LargeCap S&P 500 Index Buffer April Account
Investment Companies* 38,986 — — 38,986
Purchased Options — 6,621 — 6,621
Total investments in securities $ 38,986 $ 6,621 $ — $ 45,607
Derivative Liabilities
Equity Contracts
Written Options — (1,658) — (1,658)
U.S. LargeCap S&P 500 Index Buffer January Account
Investment Companies* 56,921 — — 56,921
Purchased Options — 9,146 — 9,146
Total investments in securities $ 56,921 $ 9,146 $ — $ 66,067
Derivative Liabilities
Equity Contracts
Written Options — (1,462) — (1,462)
U.S. LargeCap S&P 500 Index Buffer July Account
Investment Companies* 44,775 — — 44,775
Purchased Options — 8,763 — 8,763
Total investments in securities $ 44,775 $ 8,763 $ — $ 53,538
Derivative Liabilities
Equity Contracts
Written Options — (1,998) — (1,998)
U.S. LargeCap S&P 500 Index Buffer October Account
Investment Companies* 48,166 — — 48,166
Purchased Options — 6,868 — 6,868
Total investments in securities $ 48,166 $ 6,868 $ — $ 55,034
Derivative Liabilities
Equity Contracts
Written Options — (680) — (680)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .48 .47 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .81% .78% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
Diversified Growth Account .05% .04%
LargeCap S&P 500 Index Account .19 .15
Net Assets of Fund (in billions)
First $3 Next $3 Over $6
Bond Market Index Account .14% .12% .10%
All Net Assets
Diversified Balanced Account .05%
Diversified Balanced Adaptive Allocation Account .12
Diversified Balanced Strategic Allocation Account .05
Diversified Growth Adaptive Allocation Account .12
Diversified Growth Strategic Allocation Account .05
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to May 1, 2025, there was no contractual limit.
# Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2025, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal Life
Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2025 through June 30, 2025
Expiration
LargeCap Growth Account I .016% April 30, 2026
Period from January 1, 2025 through June 30, 2025
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A .90%* 1.05%# April 30, 2026
Diversified Balanced Account N/A N/A .48# April 30, 2025
Diversified Balanced Adaptive Allocation Account N/A N/A .55# April 30, 2025
Diversified Balanced Strategic Allocation Account N/A .31 .48# April 30, 2026
Diversified Growth Account N/A N/A .48# April 30, 2025
Diversified Growth Adaptive Allocation Account N/A N/A .55# April 30, 2025
Diversified Growth Strategic Allocation Account N/A N/A .48# April 30, 2025
Diversified Income Account N/A N/A .48# April 30, 2025
Equity Income Account N/A N/A .91# April 30, 2025
LargeCap Growth Account I .69 N/A N/A April 30, 2025
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer April Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2026
Class 1 Class 2
Blue Chip Account N/A 1,386
Bond Market Index Account 4,571 N/A
Core Plus Bond Account 20,892 N/A
Diversified Balanced Account 2,189 33,187
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

6. Capital Share Transactions
The conversion of Class 3 shares into Class 2 shares during the period ended June 30, 2025 resulted in the following capital shares transactions
(amounts in thousands):
7. Investment Transactions
For the period ended June 30, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2
Diversified Balanced Adaptive Allocation Account N/A 17,789
Diversified Balanced Strategic Allocation Account N/A 7,567
Diversified Growth Account N/A 104,928
Diversified Growth Adaptive Allocation Account N/A 108,953
Diversified Growth Strategic Allocation Account N/A 15,446
Diversified Income Account N/A 14,151
Diversified International Account 14,847 N/A
Equity Income Account 10,198 595
Global Emerging Markets Account 4,111 N/A
Government & High Quality Bond Account 10,433 N/A
LargeCap Growth Account I 11,717 N/A
LargeCap S&P 500 Index Account 33,031 2,775
MidCap Account 7,634 365
Principal Capital Appreciation Account 2,748 407
Principal LifeTime 2020 Account 10,539 N/A
Principal LifeTime 2030 Account 21,940 N/A
Principal LifeTime 2040 Account 10,683 N/A
Principal LifeTime 2050 Account 4,842 N/A
Principal LifeTime 2060 Account 1,835 N/A
Principal LifeTime Strategic Income Account 4,495 N/A
Real Estate Securities Account 6,230 498
SAM Balanced Portfolio 24,258 2,549
SAM Conservative Balanced Portfolio 9,926 1,353
SAM Conservative Growth Portfolio 7,954 1,179
SAM Flexible Income Portfolio 7,286 2,026
SAM Strategic Growth Portfolio 7,754 937
Short-Term Income Account 49,292 N/A
SmallCap Account 9,568 314
U.S. LargeCap S&P 500 Index Buffer April Account N/A 3,931
U.S. LargeCap S&P 500 Index Buffer January Account N/A 3,268
U.S. LargeCap S&P 500 Index Buffer July Account N/A 6,109
U.S. LargeCap S&P 500 Index Buffer October Account N/A 3,027
Class 3 Shares
Redeemed
Class 3 Dollars
Redeemed
Class 2
Shares Sold
Class 2
Dollars Sold
Blue Chip Account 1,666 $24,517 1,666 $24,517
Diversified Balanced Adaptive Allocation Account 1 11 1 11
Diversified Balanced Strategic Allocation Account 1 12 1 12
Diversified Growth Adaptive Allocation Account 1 12 1 12
Diversified Growth Strategic Allocation Account 1 12 1 12
Equity Income Account 73 2,171 73 2,171
Purchases Sales
Blue Chip Account $ 5,071 $ 3,951
Bond Market Index Account 186,400 348,829
Core Plus Bond Account 149,520 148,530
Diversified Balanced Account 39,950 135,574
Diversified Balanced Adaptive Allocation Account 68,836 88,490
Diversified Balanced Strategic Allocation Account 7,130 28,161
Diversified Growth Account 141,332 589,657
Diversified Growth Adaptive Allocation Account 482,225 620,170
Diversified Growth Strategic Allocation Account 14,639 53,945
Diversified Income Account 16,542 48,605
Diversified International Account 31,249 40,135
Equity Income Account 41,489 58,968
Global Emerging Markets Account 12,344 14,740
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

For the period ended June 30, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
During the period ended June 30, 2025, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio had in-kind purchases from a fund affiliated with the Manager as follows
(amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2025 and December 31,
2024 were as follows (amounts in thousands):
Purchases Sales
Government & High Quality Bond Account $ 99,952 $ 105,100
LargeCap Growth Account I 152,042 216,324
LargeCap S&P 500 Index Account 23,598 240,580
LargeCap S&P 500 Managed Volatility Index Account 11,644 29,198
MidCap Account 50,580 127,204
Principal Capital Appreciation Account 71,496 65,185
Principal LifeTime 2020 Account 31,029 39,023
Principal LifeTime 2030 Account 80,226 73,500
Principal LifeTime 2040 Account 67,010 48,636
Principal LifeTime 2050 Account 32,082 28,082
Principal LifeTime 2060 Account 13,467 11,104
Principal LifeTime Strategic Income Account 11,070 12,466
Real Estate Securities Account 20,180 25,217
SAM Balanced Portfolio 136,401 182,463
SAM Conservative Balanced Portfolio 31,680 43,347
SAM Conservative Growth Portfolio 84,814 102,850
SAM Flexible Income Portfolio 18,038 30,833
SAM Strategic Growth Portfolio 100,223 117,914
Short-Term Income Account 20,380 29,619
SmallCap Account 12,508 21,141
U.S. LargeCap S&P 500 Index Buffer April Account 8,073 5,976
U.S. LargeCap S&P 500 Index Buffer January Account 44,600 15,970
U.S. LargeCap S&P 500 Index Buffer July Account 13,692 9,489
U.S. LargeCap S&P 500 Index Buffer October Account 2,178 37,065
Purchases Sales
Bond Market Index Account $ 260,363 $ 418,056
Core Plus Bond Account 72,997 67,468
Government & High Quality Bond Account 90,009 91,562
Short-Term Income Account 8,994 2,194
SAM Balanced Portfolio $ 20,428
SAM Conservative Balanced Portfolio 3,724
SAM Conservative Growth Portfolio 16,416
SAM Flexible Income Portfolio 2,914
SAM Strategic Growth Portfolio 25,748
Ordinary Income
Long-Term Capital
Gain*
2025 2024 2025 2024
Bond Market Index Account $ — $ 71,809 $ — $ —
Core Plus Bond Account — 6,636 — —
Diversified Balanced Account — 15,468 — 17,859
Diversified Balanced Adaptive Allocation Account — 4,594 — 2,330
Diversified Balanced Strategic Allocation Account — 2,564 — 2,931
Diversified Growth Account — 66,307 — 68,231
Diversified Growth Adaptive Allocation Account — 28,994 — 19,175
Diversified Growth Strategic Allocation Account — 5,335 — 8,501
Diversified Income Account — 5,674 — 3,707
Diversified International Account — 8,034 — —
Equity Income Account — 14,405 — 6,720
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2025 2024 2025 2024
Global Emerging Markets Account $ — $ 1,362 $ — $ —
Government & High Quality Bond Account — 3,581 — —
LargeCap Growth Account I — 1,574 — 29,157
LargeCap S&P 500 Index Account — 43,127 — 161,782
LargeCap S&P 500 Managed Volatility Index Account — 2,622 — 16,065
MidCap Account — 1,464 — 54,930
Principal Capital Appreciation Account — 1,951 — 5,877
Principal LifeTime 2020 Account — 4,259 — 1,759
Principal LifeTime 2030 Account — 6,402 — 2,962
Principal LifeTime 2040 Account — 2,914 — 2,151
Principal LifeTime 2050 Account — 1,211 — 1,159
Principal LifeTime 2060 Account — 341 — 356
Principal LifeTime Strategic Income Account — 1,423 — 108
Real Estate Securities Account — 3,490 — 4,526
SAM Balanced Portfolio — 11,726 — —
SAM Conservative Balanced Portfolio — 4,161 — —
SAM Conservative Growth Portfolio — 5,689 — —
SAM Flexible Income Portfolio — 3,952 — —
SAM Strategic Growth Portfolio — 4,374 — —
Short-Term Income Account — 4,673 — —
SmallCap Account — 745 — 3,292
U.S. LargeCap S&P 500 Index Buffer April Account — 4,354 — —
U.S. LargeCap S&P 500 Index Buffer January Account — 35 — —
U.S. LargeCap S&P 500 Index Buffer July Account — 864 — —
U.S. LargeCap S&P 500 Index Buffer October Account — 76 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (127) $ 5,654 $ — $ 5,527
Bond Market Index Account 79,090 — (142,491) (218,437) — (281,838)
Core Plus Bond Account 8,747 — (30,141) (8,547) (20) (29,961)
Diversified Balanced Account 15,784 60,796 — 137,017 — 213,597
Diversified Balanced Adaptive Allocation Account 7,882 12,874 — 307 (20) 21,043
Diversified Balanced Strategic Allocation Account 2,990 7,309 — 10,538 — 20,837
Diversified Growth Account 57,230 317,146 — 706,268 — 1,080,644
Diversified Growth Adaptive Allocation Account 44,451 88,474 — 79,811 (294) 212,442
Diversified Growth Strategic Allocation Account 6,286 19,630 — 38,185 — 64,101
Diversified Income Account 5,721 9,387 — 14,591 — 29,699
Diversified International Account 6,135 15,690 — 36,065 — 57,890
Equity Income Account 14,262 65,459 — 335,476 — 415,197
Global Emerging Markets Account 476 858 — 6,451 — 7,785
Government & High Quality Bond Account 3,875 — (27,707) (9,060) — (32,892)
LargeCap Growth Account I 328 93,211 — 223,596 — 317,135
LargeCap S&P 500 Index Account 38,317 413,113 — 1,356,273 (24) 1,807,679
LargeCap S&P 500 Managed Volatility Index Account 2,041 27,911 — 69,391 (5,409) 93,934
MidCap Account 1,154 76,633 — 267,404 — 345,191
Principal Capital Appreciation Account 3,517 16,025 — 114,777 — 134,319
Principal LifeTime 2020 Account 4,349 5,545 — 2,140 — 12,034
Principal LifeTime 2030 Account 7,875 14,316 — 13,335 — 35,526
Principal LifeTime 2040 Account 3,597 10,548 — 13,052 — 27,197
Principal LifeTime 2050 Account 1,455 5,708 — 7,626 — 14,789
Principal LifeTime 2060 Account 546 1,793 — 1,528 — 3,867
Principal LifeTime Strategic Income Account 1,674 1,333 — (1,934) — 1,073
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2024, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2024 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Real Estate Securities Account $ 4,220 $ 8,679 $ — $ 9,074 $ — $ 21,973
SAM Balanced Portfolio 14,395 39,889 — 98,320 — 152,604
SAM Conservative Balanced Portfolio 4,416 3,604 — 15,680 — 23,700
SAM Conservative Growth Portfolio 6,629 28,848 — 92,220 — 127,697
SAM Flexible Income Portfolio 4,088 — (4,075) 2,299 — 2,312
SAM Strategic Growth Portfolio 5,885 34,541 — 101,657 — 142,083
Short-Term Income Account 5,548 — (2,274) (1,268) — 2,006
SmallCap Account 3,137 6,107 — 34,585 — 43,829
U.S. LargeCap S&P 500 Index Buffer April Account 249 — — 4,208 (26) 4,431
U.S. LargeCap S&P 500 Index Buffer January Account 6,592 — — 2,342 (37) 8,897
U.S. LargeCap S&P 500 Index Buffer July Account 5,885 183 — 2,592 (5) 8,655
U.S. LargeCap S&P 500 Index Buffer October Account 986 2,710 — 4,192 — 7,888
Short-Term Long-Term Total
Blue Chip Account $ 127 $ — $ 127
Bond Market Index Account 33,207 109,284 142,491
Core Plus Bond Account 8,680 21,461 30,141
Government & High Quality Bond Account 8,640 19,067 27,707
SAM Flexible Income Portfolio 1,739 2,336 4,075
Short-Term Income Account 1,234 1,040 2,274
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 376 $ —
Bond Market Index Account 1,432 —
Diversified International Account 1,883 —
Global Emerging Markets Account 2,110 1,157
Government & High Quality Bond Account 15 —
SAM Balanced Portfolio 1,569 —
SAM Conservative Balanced Portfolio 1,068 1,934
SAM Conservative Growth Portfolio 2,203 3,934
SAM Flexible Income Portfolio 548 3,060
SAM Strategic Growth Portfolio 1,788 107
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 85 $ (85)
Diversified Balanced Account (11,683) 11,683
Diversified Balanced Adaptive Allocation Account (1,350) 1,350
Diversified Balanced Strategic Allocation Account (2,890) 2,890
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

Federal Income Tax Basis. As of June 30, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Growth Account $ (88,879) $ 88,879
Diversified Growth Adaptive Allocation Account (4,393) 4,393
Diversified Growth Strategic Allocation Account (8,382) 8,382
Diversified Income Account (2,896) 2,896
Diversified International Account (1,619) 1,619
Equity Income Account (6,053) 6,053
LargeCap Growth Account I (8,460) 8,460
LargeCap S&P 500 Index Account (108,401) 108,401
LargeCap S&P 500 Managed Volatility Index Account (6,850) 6,850
MidCap Account (10,563) 10,563
Principal Capital Appreciation Account (2,124) 2,124
Principal LifeTime 2020 Account (1,399) 1,399
Principal LifeTime 2030 Account (1,856) 1,856
Principal LifeTime 2040 Account (817) 817
Principal LifeTime 2050 Account (388) 388
Principal LifeTime 2060 Account (98) 98
SAM Balanced Portfolio (3,420) 3,420
SAM Conservative Growth Portfolio (1,016) 1,016
SAM Strategic Growth Portfolio (772) 772
SmallCap Account (801) 801
U.S. LargeCap S&P 500 Index Buffer April Account (2,339) 2,339
U.S. LargeCap S&P 500 Index Buffer July Account (4,071) 4,071
U.S. LargeCap S&P 500 Index Buffer October Account (271) 271
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 7,472 $ (815) $ 6,657 $ 20,267
Bond Market Index Account 11,575 (147,901) (136,326) 2,047,118
Core Plus Bond Account 3,457 (6,290) (2,833) 228,090
Diversified Balanced Account 169,565 (21,428) 148,137 408,398
Diversified Balanced Adaptive Allocation Account 19,837 (12,169) 7,668 212,436
Diversified Balanced Strategic Allocation Account 19,128 (5,129) 13,999 82,964
Diversified Growth Account 784,053 (72,462) 711,591 1,345,157
Diversified Growth Adaptive Allocation Account 184,745 (50,970) 133,775 1,318,412
Diversified Growth Strategic Allocation Account 54,255 (8,475) 45,780 171,708
Diversified Income Account 35,747 (13,866) 21,881 169,879
Diversified International Account 75,955 (6,979) 68,976 211,668
Equity Income Account 364,977 (20,845) 344,132 364,993
Global Emerging Markets Account 19,036 (4,705) 14,331 59,958
Government & High Quality Bond Account 1,841 (6,689) (4,848) 132,869
LargeCap Growth Account I 219,802 (15,849) 203,953 415,636
LargeCap S&P 500 Index Account 1,410,649 (75,528) 1,335,121 1,200,165
LargeCap S&P 500 Managed Volatility Index Account 68,868 (5,108) 63,760 68,225
MidCap Account 252,280 (13,150) 239,130 418,420
Principal Capital Appreciation Account 117,784 (2,902) 114,882 118,922
Principal LifeTime 2020 Account 19,135 (9,805) 9,330 134,472
Principal LifeTime 2030 Account 41,587 (13,616) 27,971 292,451
Principal LifeTime 2040 Account 29,145 (3,957) 25,188 181,614
Principal LifeTime 2050 Account 15,416 (1,171) 14,245 78,977
Principal LifeTime 2060 Account 4,387 (439) 3,948 30,507
Principal LifeTime Strategic Income Account 4,557 (4,105) 452 53,793
Real Estate Securities Account 27,405 (15,128) 12,277 236,226
SAM Balanced Portfolio 122,634 (9,833) 112,801 457,362
SAM Conservative Balanced Portfolio 24,310 (4,957) 19,353 139,419
SAM Conservative Growth Portfolio 111,599 (5,070) 106,529 306,688
SAM Flexible Income Portfolio 11,598 (5,058) 6,540 112,279
SAM Strategic Growth Portfolio 124,148 (4,167) 119,981 343,838
Short-Term Income Account 1,352 (1,125) 227 130,872
SmallCap Account 48,747 (16,119) 32,628 132,239
U.S. LargeCap S&P 500 Index Buffer April Account 5,676 (35) 5,641 38,308
U.S. LargeCap S&P 500 Index Buffer January Account 4,159 (1,284) 2,875 61,730
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2024 (unaudited)

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Effective July 22, 2025, Blue Chip Account changed its diversification classification from
“diversified” to “non-diversified” with a change to the related fundamental policy. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
U.S. LargeCap S&P 500 Index Buffer July Account $ 3,974 $ — $ 3,974 $ 47,566
U.S. LargeCap S&P 500 Index Buffer October Account 3,988 (425) 3,563 50,791
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .67 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
181,061 $ 181
TOTAL INVESTMENT COMPANIES $ 181
COMMON STOCKS - 99 .33 % Shares Held Value (000's)
Aerospace & Defense - 6 .92%
HEICO Corp - Class A 2,065 $ 534
TransDigm Group Inc 874 1,329
$ 1,863
Building Materials - 1 .07%
Vulcan Materials Co 1,104 288
Chemicals - 2 .36%
Air Products and Chemicals Inc 300 85
Linde PLC 819 384
Sherwin-Williams Co/The 485 166
$ 635
Commercial Services - 0 .48%
Moody's Corp 256 128
Distribution & Wholesale - 1 .71%
Copart Inc
(c)
9,362 459
Diversified Financial Services - 11 .40%
Brookfield Asset Management Ltd 1,588 88
Charles Schwab Corp/The 6,949 634
Mastercard Inc 2,106 1,183
Visa Inc 3,278 1,164
$ 3,069
Electronics - 0 .77%
Amphenol Corp 2,092 207
Healthcare - Products - 5 .32%
Danaher Corp 3,530 697
IDEXX Laboratories Inc
(c)
412 221
Intuitive Surgical Inc
(c)
186 101
Thermo Fisher Scientific Inc 1,015 412
$ 1,431
Insurance - 3 .41%
Arthur J Gallagher & Co 457 147
Progressive Corp/The 2,890 771
$ 918
Internet - 21 .67%
Airbnb Inc
(c)
4,265 565
Alphabet Inc - A Shares 1,675 295
Alphabet Inc - C Shares 1,602 284
Amazon.com Inc
(c)
13,592 2,982
Meta Platforms Inc 860 635
Netflix Inc
(c)
802 1,074
$ 5,835
Lodging - 3 .03%
Hilton Worldwide Holdings Inc 3,069 817
Pharmaceuticals - 1 .66%
Zoetis Inc 2,872 448
Private Equity - 7 .41%
Brookfield Corp 22,123 1,369
KKR & Co Inc 4,714 627
$ 1,996
Real Estate - 1 .82%
CoStar Group Inc
(c)
6,094 490
Retail - 3 .30%
Costco Wholesale Corp 275 272
O'Reilly Automotive Inc
(c)
6,836 616
$ 888
Semiconductors - 5 .06%
Broadcom Inc 2,967 818
NVIDIA Corp 3,449 545
$ 1,363
Software - 21 .94%
Cadence Design Systems Inc
(c)
2,834 873
Constellation Software Inc/Canada 47 173
Microsoft Corp 7,588 3,775
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 295 $ 170
Roper Technologies Inc 1,012 574
Veeva Systems Inc
(c)
514 148
Workday Inc
(c)
812 195
$ 5,908
TOTAL COMMON STOCKS $ 26,743
Total Investments $ 26,924
Other Assets and Liabilities -  0.00% 1
TOTAL NET ASSETS - 100.00% $ 26,925
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 393 $ 2,701 $ 2,913 $ 181
$ 393 $ 2,701 $ 2,913 $ 181
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .05 % Shares Held Value (000's)
Money Market Funds - 2 .05%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
571,002 $ 571
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b),(c)
38,160,121 38,160
$ 38,731
TOTAL INVESTMENT COMPANIES $ 38,731
BONDS - 28 .71%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030 $ 160 $ 146
2.60%, 08/01/2031 295 261
$ 407
Aerospace & Defense - 0 .52%
Boeing Co/The
2.95%, 02/01/2030 170 158
3.25%, 02/01/2028 325 315
3.25%, 02/01/2035 170 143
3.63%, 02/01/2031 175 165
3.75%, 02/01/2050 235 166
3.95%, 08/01/2059 315 215
5.04%, 05/01/2027 155 156
5.15%, 05/01/2030 310 316
5.71%, 05/01/2040 310 306
5.81%, 05/01/2050 355 340
5.88%, 02/15/2040 154 153
6.26%, 05/01/2027 125 129
6.30%, 05/01/2029 300 317
6.53%, 05/01/2034 60 65
6.86%, 05/01/2054 230 252
General Dynamics Corp
3.50%, 04/01/2027 160 159
3.75%, 05/15/2028 150 149
4.25%, 04/01/2040 160 144
4.95%, 08/15/2035 40 40
L3Harris Technologies Inc
1.80%, 01/15/2031 90 78
2.90%, 12/15/2029 60 56
5.05%, 06/01/2029 150 153
5.40%, 01/15/2027 150 152
5.40%, 07/31/2033 150 154
5.50%, 08/15/2054 140 136
5.60%, 07/31/2053 55 54
Lockheed Martin Corp
1.85%, 06/15/2030 55 49
3.80%, 03/01/2045 100 79
3.90%, 06/15/2032 100 96
4.07%, 12/15/2042 47 39
4.09%, 09/15/2052 199 157
4.15%, 06/15/2053 100 79
4.50%, 02/15/2029 75 76
4.70%, 12/15/2031 130 132
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 150 149
5.10%, 11/15/2027 150 154
5.20%, 02/15/2055 130 122
5.20%, 02/15/2064 155 143
5.25%, 01/15/2033 75 78
5.70%, 11/15/2054 75 76
Northrop Grumman Corp
3.20%, 02/01/2027 250 246
3.85%, 04/15/2045 250 197
4.03%, 10/15/2047 300 239
4.65%, 07/15/2030 105 106
4.70%, 03/15/2033 150 150
4.90%, 06/01/2034 155 155
4.95%, 03/15/2053 115 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 170 $ 145
2.25%, 07/01/2030 160 145
2.38%, 03/15/2032 195 170
2.82%, 09/01/2051 175 108
3.03%, 03/15/2052 195 125
3.50%, 03/15/2027 250 247
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 120
4.13%, 11/16/2028 220 219
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 190 168
4.63%, 11/16/2048 210 181
5.15%, 02/27/2033 110 112
5.38%, 02/27/2053 85 81
5.75%, 11/08/2026 150 153
5.75%, 01/15/2029 150 157
6.10%, 03/15/2034 185 200
6.40%, 03/15/2054 185 203
$ 9,741
Agriculture - 0 .36%
Altria Group Inc
2.45%, 02/04/2032 190 164
3.40%, 05/06/2030 325 309
3.70%, 02/04/2051 190 131
3.88%, 09/16/2046 60 44
4.00%, 02/04/2061
(d)
190 134
4.80%, 02/14/2029 63 64
4.88%, 02/04/2028 125 127
5.80%, 02/14/2039 380 385
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 119
2.90%, 03/01/2032 390 352
4.50%, 08/15/2033 125 122
BAT Capital Corp
2.26%, 03/25/2028 170 161
2.73%, 03/25/2031 170 153
3.46%, 09/06/2029 245 236
3.56%, 08/15/2027 211 208
3.98%, 09/25/2050 170 121
4.54%, 08/15/2047 325 263
5.63%, 08/15/2035 125 127
5.83%, 02/20/2031 115 121
6.42%, 08/02/2033 155 168
7.08%, 08/02/2043 155 171
7.08%, 08/02/2053 75 84
BAT International Finance PLC
5.93%, 02/02/2029 155 163
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 176
Philip Morris International Inc
1.75%, 11/01/2030 175 152
4.13%, 04/28/2028 110 110
4.13%, 03/04/2043 150 125
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 200 176
4.63%, 11/01/2029 135 136
4.88%, 02/15/2028 150 153
4.88%, 02/13/2029 155 158
4.88%, 11/15/2043 35 32
4.90%, 11/01/2034 135 134
5.13%, 11/17/2027 255 260
5.25%, 02/13/2034 155 158
5.38%, 02/15/2033 150 155
5.50%, 09/07/2030 155 162
5.63%, 11/17/2029 255 268

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.75%, 11/17/2032 $ 130 $ 137
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 265 256
$ 6,779
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 124 114
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 224 211
Delta Air Lines Inc
4.95%, 07/10/2028 105 105
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 94 93
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 61 54
$ 577
Apparel - 0 .04%
NIKE Inc
2.75%, 03/27/2027 160 156
3.25%, 03/27/2040 160 128
3.38%, 11/01/2046 350 253
3.63%, 05/01/2043 200 158
$ 695
Automobile Manufacturers - 0 .68%
American Honda Finance Corp
1.30%, 09/09/2026 195 188
2.25%, 01/12/2029 200 185
4.55%, 03/03/2028 245 246
4.60%, 04/17/2030 150 150
4.70%, 01/12/2028 150 151
4.90%, 01/10/2034
(d)
155 153
5.05%, 07/10/2031 145 147
5.65%, 11/15/2028 150 156
5.85%, 10/04/2030 115 121
Ford Motor Co
6.10%, 08/19/2032 225 225
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 219
5.13%, 11/05/2026 275 274
5.30%, 09/06/2029 275 270
5.80%, 03/08/2029 300 301
5.85%, 05/17/2027 300 302
5.88%, 11/07/2029 200 201
5.92%, 03/20/2028 200 202
6.05%, 03/05/2031 305 304
6.05%, 11/05/2031 200 199
6.50%, 02/07/2035 200 200
6.80%, 11/07/2028 300 311
7.12%, 11/07/2033 300 311
7.35%, 11/04/2027 225 234
General Motors Co
5.00%, 10/01/2028 400 404
5.00%, 04/01/2035 200 189
5.35%, 04/15/2028 105 107
5.40%, 04/01/2048 180 156
6.25%, 04/15/2035 105 108
6.75%, 04/01/2046 25 25
General Motors Financial Co Inc
2.35%, 02/26/2027 105 101
2.35%, 01/08/2031 190 165
2.40%, 04/10/2028 190 179
2.40%, 10/15/2028 175 163
2.70%, 06/10/2031 190 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
4.35%, 01/17/2027 $ 305 $ 304
4.90%, 10/06/2029 135 135
5.35%, 07/15/2027 150 152
5.35%, 01/07/2030 130 132
5.40%, 05/08/2027 155 157
5.45%, 07/15/2030 105 106
5.45%, 09/06/2034 135 132
5.55%, 07/15/2029 150 153
5.60%, 06/18/2031 150 153
5.80%, 01/07/2029 305 314
5.90%, 01/07/2035 130 131
6.00%, 01/09/2028 150 154
6.15%, 07/15/2035 105 107
6.40%, 01/09/2033 150 158
Honda Motor Co Ltd
2.53%, 03/10/2027 115 112
4.44%, 07/08/2028
(e)
105 105
5.34%, 07/08/2035
(e)
105 105
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 151
PACCAR Financial Corp
4.25%, 06/23/2027 105 106
4.45%, 08/06/2027 140 142
4.60%, 01/31/2029 150 152
5.00%, 05/13/2027 150 153
Toyota Motor Corp
4.19%, 06/30/2027 105 105
5.05%, 06/30/2035 105 106
5.12%, 07/13/2028 150 154
Toyota Motor Credit Corp
1.15%, 08/13/2027 165 155
1.65%, 01/10/2031 190 164
1.90%, 01/13/2027 200 193
4.35%, 10/08/2027 135 136
4.45%, 06/29/2029 155 156
4.50%, 05/14/2027 105 106
4.55%, 09/20/2027 95 96
4.55%, 05/17/2030 145 146
4.60%, 10/10/2031 95 95
4.63%, 01/12/2028 150 152
4.80%, 05/15/2030 105 107
4.80%, 01/05/2034 210 210
4.95%, 01/09/2030 130 133
5.00%, 03/19/2027 95 96
5.10%, 03/21/2031 150 154
5.40%, 11/20/2026 225 229
$ 12,820
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 157
Banks - 5 .79%
Banco Santander SA
2.75%, 12/03/2030 400 356
3.22%, 11/22/2032
(f)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 190
5.29%, 08/18/2027 200 203
5.44%, 07/15/2031 200 208
5.57%, 01/17/2030 200 208
5.59%, 08/08/2028 400 413
6.94%, 11/07/2033 400 452
Bank of America Corp
1.73%, 07/22/2027
(f)
380 369
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
370 325
Secured Overnight Financing Rate + 1.53%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
1.92%, 10/24/2031
(f)
$ 170 $ 148
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 178
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 331
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
385 326
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(f)
390 379
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
130 115
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
205 184
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
335 239
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
450 282
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
240 215
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
190 123
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 319
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(f)
380 292
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
536 524
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(f)
190 136
Secured Overnight Financing Rate + 1.65%
3.59%, 07/21/2028
(f)
250 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(f)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(f)
250 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 234
4.27%, 07/23/2029
(f)
180 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
310 257
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
235 235
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(f)
290 285
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(f)
105 106
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(f)
180 183
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(f)
340 344
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(f)
180 184
Secured Overnight Financing Rate + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.20%, 04/25/2029
(f)
$ 295 $ 301
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
295 301
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
210 210
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(f)
215 220
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(f)
185 190
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(f)
255 262
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(f)
215 215
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
305 318
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
305 322
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 118
5.93%, 09/15/2027
(f)
155 158
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 200 211
7.75%, 05/14/2038 250 298
Bank of America NA
6.00%, 10/15/2036 250 264
Bank of Montreal
3.09%, 01/10/2037
(f)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(d),(f)
275 277
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 106
5.37%, 06/04/2027
(d)
220 225
5.72%, 09/25/2028 305 318
Bank of New York Mellon Corp/The
3.99%, 06/13/2028
(f)
175 174
Secured Overnight Financing Rate + 1.15%
4.44%, 06/09/2028
(f)
270 271
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(f)
110 111
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
145 147
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(f)
125 128
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(f)
110 110
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
145 148
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(f)
195 197
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(f)
50 51
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(f)
150 159
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
145 154
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 195 188
2.70%, 08/03/2026 170 167
4.74%, 11/10/2032
(f)
135 135
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 122
5.35%, 12/07/2026 155 157
5.40%, 06/04/2027 150 153

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(f)
$ 220 $ 213
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(f)
320 289
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 157
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(f)
200 202
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(f)
210 212
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(f)
200 202
Secured Overnight Financing Rate + 0.96%
5.67%, 03/12/2028
(f)
300 306
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
300 310
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(f)
200 204
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(f)
295 313
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
230 235
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
305 333
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(f)
305 346
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030
(f)
135 135
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(f)
190 191
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 145 148
5.26%, 04/08/2029 150 154
5.93%, 10/02/2026 150 153
5.99%, 10/03/2028 150 157
Capital One NA
2.70%, 02/06/2030 250 230
Citibank NA
5.57%, 04/30/2034 300 313
5.80%, 09/29/2028 250 261
Citigroup Inc
2.57%, 06/03/2031
(f)
320 290
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 289
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 138
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 145
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 165
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 525 518
3.67%, 07/24/2028
(f)
325 320
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(f)
195 182
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(f)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.07%, 04/23/2029
(f)
$ 240 $ 238
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(f)
330 272
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 524
4.45%, 09/29/2027 20 20
4.54%, 09/19/2030
(f)
270 269
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(f)
105 105
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 222 195
4.66%, 05/24/2028
(f)
365 366
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
230 229
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(f)
215 217
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(f)
310 316
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 23
5.33%, 03/27/2036
(f)
290 292
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(f)
135 131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(f)
125 123
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(f)
155 158
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 205
6.02%, 01/24/2036
(f)
230 236
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(f)
295 309
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
155 167
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 122
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 166
Cooperatieve Rabobank UA
5.25%, 05/24/2041 290 285
5.25%, 08/04/2045 250 236
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 311
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(f)
275 277
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(f)
150 152
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 325 333
5.37%, 01/10/2029
(f)
190 193
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(f)
300 315
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
305 325
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
150 149
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
150 156
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
225 237
Secured Overnight Financing Rate + 2.34%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.54%, 09/10/2027
(f)
$ 190 $ 183
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
400 387
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
245 212
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 249
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 194
2.62%, 04/22/2032
(f)
380 338
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
300 291
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
195 172
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
385 276
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
395 356
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 142
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
385 294
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(f)
315 310
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 60
4.22%, 05/01/2029
(f)
415 413
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(f)
180 162
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
280 280
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(f)
265 266
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 22
4.94%, 04/23/2028
(f)
230 232
Secured Overnight Financing Rate + 1.32%
5.02%, 10/23/2035
(f)
265 262
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
315 320
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 278
5.21%, 01/28/2031
(f)
240 246
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(f)
250 252
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(f)
190 195
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(f)
270 266
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
265 276
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(f)
120 120
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(f)
180 189
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(f)
295 313
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
145 160
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 582
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
$ 335 $ 318
Secured Overnight Financing Rate + 1.73%
2.85%, 06/04/2031
(f)
200 183
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
200 177
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(f)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(f)
365 366
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
200 201
Secured Overnight Financing Rate + 2.11%
5.29%, 11/19/2030
(f)
270 276
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
335 344
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
310 319
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
310 322
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
300 312
Secured Overnight Financing Rate + 1.52%
5.79%, 05/13/2036
(f)
215 221
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(f)
270 273
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(f)
300 304
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 184
6.16%, 03/09/2029
(f)
200 208
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
260 278
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
215 231
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 455
6.55%, 06/20/2034
(f)
295 313
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
305 324
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028 200 202
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 101
5.27%, 01/15/2031
(f)
135 138
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 305 317
ING Groep NV
2.73%, 04/01/2032
(f)
200 180
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(f)
250 253
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
300 308
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
230 245
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.47%, 09/22/2027
(f)
155 150
Secured Overnight Financing Rate + 0.77%
1.95%, 02/04/2032
(f)
190 165
Secured Overnight Financing Rate + 1.07%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.07%, 06/01/2029
(f)
$ 295 $ 277
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
265 255
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(f)
190 174
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 126
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
195 172
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
190 170
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
260 242
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 296
2.96%, 05/13/2031
(f)
175 162
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
190 146
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
105 71
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
190 133
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(f)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
400 320
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
270 268
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(f)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(f)
150 149
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(f)
290 290
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(f)
200 201
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
295 296
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
195 193
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
265 266
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(f)
70 71
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(f)
340 342
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
255 252
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
4.98%, 07/22/2028
(f)
$ 135 $ 137
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
145 148
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
185 188
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
350 353
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(f)
240 246
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(f)
195 200
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(f)
215 219
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
150 154
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
215 220
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
370 381
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(f)
205 211
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(f)
135 135
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(f)
300 306
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(f)
115 119
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(f)
300 312
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 154 158
5.63%, 08/16/2043 180 182
5.72%, 09/14/2033
(f)
160 167
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
195 205
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
145 148
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
295 310
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
295 321
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 306
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 258
KeyCorp
2.25%, 04/06/2027 410 395
2.55%, 10/01/2029 310 286
Korea Development Bank/The
4.38%, 02/15/2028 305 307
4.50%, 02/15/2029 305 308
5.63%, 10/23/2033 200 213
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
380 237
0.00%, 06/29/2037
(g)
200 118
1.00%, 10/01/2026 290 280
2.88%, 04/03/2028 275 269
3.00%, 05/20/2027 295 291
3.50%, 08/27/2027 150 149
3.75%, 02/15/2028 225 225
3.75%, 07/15/2030 135 135
3.88%, 05/15/2028 250 251
3.88%, 06/15/2028 360 362
4.00%, 06/28/2027 220 221
4.00%, 03/15/2029
(d)
90 91
4.13%, 07/15/2033 300 299
4.38%, 03/01/2027 310 313

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.38%, 02/28/2034 $ 170 $ 172
4.63%, 08/07/2026 305 307
4.63%, 03/18/2030 90 93
4.75%, 10/29/2030 150 156
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 330 284
3.88%, 09/28/2027 205 206
3.88%, 06/14/2028 120 120
4.13%, 05/28/2030 225 228
4.63%, 04/17/2029 150 154
Lloyds Banking Group PLC
3.75%, 01/11/2027 265 263
4.82%, 06/13/2029
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.98%, 08/11/2033
(f)
335 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 186
5.68%, 01/05/2035
(f)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(f)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
M&T Bank Corp
5.18%, 07/08/2031
(f)
105 107
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(f)
400 388
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 222
2.56%, 02/25/2030 200 184
2.76%, 09/13/2026 200 196
3.20%, 07/18/2029 200 191
4.08%, 04/19/2028
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(f)
325 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(f)
300 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(f)
225 230
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
5.57%, 01/16/2036
(f)
$ 200 $ 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 178
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
400 379
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
325 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
295 304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
305 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
300 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.51%, 07/20/2027
(f)
190 184
Secured Overnight Financing Rate + 0.86%
1.79%, 02/13/2032
(f)
355 304
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 90
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
190 165
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
120 116
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
265 225
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 158
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(f)
120 74
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
140 125
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 180 178
3.22%, 04/22/2042
(f)
190 144
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 265 263
3.77%, 01/24/2029
(f)
180 177
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 50
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.21%, 04/20/2028
(f)
390 389
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 43
4.35%, 09/08/2026 30 30
4.38%, 01/22/2047 30 26
4.65%, 10/18/2030
(f)
170 170
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(f)
225 225
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(f)
140 142
Secured Overnight Financing Rate + 1.22%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.12%, 02/01/2029
(f)
$ 300 $ 305
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
150 153
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
230 235
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(f)
230 236
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
205 210
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(f)
295 300
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(f)
290 294
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
300 307
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
150 154
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
155 159
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
170 166
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(f)
200 205
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(f)
200 198
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(f)
130 133
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
300 312
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(f)
185 192
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(f)
90 94
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
150 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
145 151
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
150 163
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 195 213
6.41%, 11/01/2029
(f)
200 212
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
185 204
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(f)
265 265
Secured Overnight Financing Rate + 0.68%
4.97%, 07/14/2028
(f)
285 288
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(f)
290 295
Secured Overnight Financing Rate + 0.91%
National Australia Bank Ltd/New York
4.53%, 06/13/2030 300 303
5.09%, 06/11/2027 280 285
NatWest Group PLC
4.89%, 05/18/2029
(f)
200 202
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 406
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Northern Trust Corp
4.00%, 05/10/2027 130 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 $ 125 $ 125
3.75%, 09/05/2029 275 274
4.00%, 05/28/2028 110 111
4.25%, 03/01/2028 300 304
4.50%, 01/24/2030 130 134
4.75%, 05/21/2027 150 152
PNC Bank NA
2.70%, 10/22/2029 250 233
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
150 132
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 148
2.60%, 07/23/2026 230 226
4.63%, 06/06/2033
(f)
105 102
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(f)
105 106
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
155 159
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(f)
155 157
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
105 108
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(f)
315 321
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(f)
75 78
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
305 323
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
220 226
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
3.63%, 05/04/2027 115 114
3.88%, 05/04/2032 225 215
4.51%, 10/18/2027
(f)
200 200
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(f)
200 200
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 133
4.97%, 01/24/2029
(f)
190 193
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(f)
235 239
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 147
5.15%, 02/04/2031
(f)
190 194
Secured Overnight Financing Rate + 1.03%
5.20%, 07/20/2026 150 151
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
270 261
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(f)
135 137
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(f)
120 122
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(f)
200 194
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(f)
145 140
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 70 62
4.42%, 05/13/2033
(f)
185 182
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028
(d)
60 61
4.68%, 10/22/2032
(f)
70 70
Secured Overnight Financing Rate + 1.05%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
4.82%, 01/26/2034
(f)
$ 65 $ 65
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 230 234
5.15%, 02/28/2036
(f)
125 126
Secured Overnight Financing Rate + 1.22%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(f)
150 157
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 186
2.13%, 07/08/2030 265 237
2.14%, 09/23/2030 170 150
3.04%, 07/16/2029 200 190
3.36%, 07/12/2027 200 197
3.45%, 01/11/2027 140 138
4.66%, 07/08/2031
(e),(f)
200 200
Secured Overnight Financing Rate + 1.19%
5.32%, 07/09/2029 295 304
5.42%, 07/09/2031
(d)
225 233
5.63%, 01/15/2035
(d)
200 207
5.77%, 01/13/2033 200 210
5.80%, 07/13/2028 300 313
5.80%, 07/08/2046
(e),(f)
105 105
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033
(d)
230 244
6.18%, 07/13/2043 150 160
Toronto-Dominion Bank/The
1.95%, 01/12/2027 200 193
3.20%, 03/10/2032 195 177
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032 175 172
4.57%, 12/17/2026 80 80
4.57%, 06/02/2028 215 217
4.69%, 09/15/2027 290 293
4.78%, 12/17/2029 80 81
4.99%, 04/05/2029 155 158
5.30%, 01/30/2032 130 133
5.52%, 07/17/2028 150 155
5.53%, 07/17/2026 150 152
Truist Financial Corp
1.13%, 08/03/2027 215 202
1.89%, 06/07/2029
(f)
175 163
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 257
4.12%, 06/06/2028
(f)
135 134
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
150 152
Secured Overnight Financing Rate + 1.44%
5.07%, 05/20/2031
(f)
105 107
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(f)
150 150
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
140 143
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
75 77
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
60 62
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
150 157
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
1.25%, 08/07/2026 250 242
5.00%, 07/09/2027 275 279
UBS Group AG
4.88%, 05/15/2045 250 225
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
2.22%, 01/27/2028
(f)
$ 155 $ 150
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
175 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 615
3.15%, 04/27/2027 25 25
4.65%, 02/01/2029
(f)
130 131
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
130 128
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(f)
255 260
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(f)
60 62
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
45 47
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
295 310
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
150 158
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(f)
250 251
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
250 241
Secured Overnight Financing Rate + 2.10%
3.00%, 10/23/2026 265 260
3.07%, 04/30/2041
(f)
280 212
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
235 215
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(f)
250 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.40%, 06/14/2046 195 159
4.48%, 04/04/2031
(f)
245 244
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(f)
390 332
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 141
4.81%, 07/25/2028
(f)
170 171
Secured Overnight Financing Rate + 1.98%
4.90%, 01/24/2028
(f)
190 191
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(f)
170 170
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 229
4.97%, 04/23/2029
(f)
110 112
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(f)
325 296
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(f)
230 236
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(f)
305 312
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f)
265 266
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(f)
180 185
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(f)
210 215
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
305 313
Secured Overnight Financing Rate + 1.78%

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
5.56%, 07/25/2034
(f)
$ 225 $ 232
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
225 232
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(f)
110 114
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 44
5.71%, 04/22/2028
(f)
300 307
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
295 312
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
295 322
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 254
5.95%, 08/26/2036 500 523
6.60%, 01/15/2038 250 277
Westpac Banking Corp
2.96%, 11/16/2040 80 59
3.02%, 11/18/2036
(f)
150 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 146
4.11%, 07/24/2034
(f)
165 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030
(e)
70 70
4.42%, 07/24/2039 165 150
5.05%, 04/16/2029 225 232
5.46%, 11/18/2027 310 320
$ 109,200
Beverages - 0 .45%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 615
4.90%, 02/01/2046 824 755
Anheuser-Busch InBev Worldwide Inc
4.75%, 01/23/2029 410 417
5.00%, 06/15/2034
(d)
150 153
5.45%, 01/23/2039 250 254
5.80%, 01/23/2059 470 481
8.20%, 01/15/2039 51 65
Coca-Cola Co/The
1.00%, 03/15/2028 170 158
1.50%, 03/05/2028 190 179
1.65%, 06/01/2030 260 231
2.50%, 06/01/2040 260 190
2.88%, 05/05/2041 195 147
5.00%, 05/13/2034 95 98
5.30%, 05/13/2054 95 92
Constellation Brands Inc
2.25%, 08/01/2031 170 147
3.15%, 08/01/2029 630 598
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033
(d)
75 74
Diageo Capital PLC
2.13%, 04/29/2032 200 170
2.38%, 10/24/2029 200 186
5.30%, 10/24/2027 295 302
5.63%, 10/05/2033 200 210
5.88%, 09/30/2036 139 149
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 168
3.35%, 03/15/2051 190 128
3.95%, 04/15/2029 110 108
4.05%, 04/15/2032 110 106
4.50%, 04/15/2052 110 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Keurig Dr Pepper Inc (continued)
5.10%, 03/15/2027 $ 190 $ 192
5.15%, 05/15/2035 110 110
Molson Coors Beverage Co
3.00%, 07/15/2026 330 325
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.63%, 05/01/2030 95 84
1.95%, 10/21/2031 165 143
2.63%, 07/29/2029 170 161
2.63%, 10/21/2041 160 113
2.88%, 10/15/2049 160 105
3.60%, 02/18/2028 170 169
4.20%, 07/18/2052 60 49
4.45%, 02/07/2028 125 127
4.45%, 05/15/2028 150 152
4.80%, 07/17/2034 110 111
5.00%, 02/07/2035 100 102
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 157
$ 8,578
Biotechnology - 0 .35%
Amgen Inc
1.65%, 08/15/2028 180 166
2.00%, 01/15/2032 180 153
2.20%, 02/21/2027 225 218
2.45%, 02/21/2030 160 147
2.60%, 08/19/2026 250 245
3.00%, 02/22/2029 200 191
3.00%, 01/15/2052 180 116
3.15%, 02/21/2040 260 200
3.38%, 02/21/2050 160 113
4.20%, 03/01/2033 165 158
4.20%, 02/22/2052 200 157
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 257
4.88%, 03/01/2053 165 144
5.15%, 03/02/2028 270 276
5.25%, 03/02/2030 130 134
5.25%, 03/02/2033 155 159
5.60%, 03/02/2043 310 307
5.65%, 03/02/2053 310 303
5.75%, 03/02/2063 230 224
Baxalta Inc
5.25%, 06/23/2045 130 121
Biogen Inc
2.25%, 05/01/2030 115 104
5.20%, 09/15/2045 340 305
Gilead Sciences Inc
1.65%, 10/01/2030 165 144
2.60%, 10/01/2040 85 61
2.80%, 10/01/2050 165 104
2.95%, 03/01/2027 265 260
4.00%, 09/01/2036 300 274
4.60%, 09/01/2035 500 486
5.10%, 06/15/2035 135 137
5.25%, 10/15/2033 150 155
5.50%, 11/15/2054 135 132
5.55%, 10/15/2053 150 148
Royalty Pharma PLC
1.75%, 09/02/2027 160 151
2.20%, 09/02/2030 160 142
3.30%, 09/02/2040 160 120
$ 6,546

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .23%
Carrier Global Corp
2.49%, 02/15/2027 $ 36 $ 35
2.72%, 02/15/2030 320 297
3.38%, 04/05/2040 300 238
3.58%, 04/05/2050 160 118
5.90%, 03/15/2034 125 133
6.20%, 03/15/2054 30 32
CRH America Finance Inc
5.50%, 01/09/2035 255 261
Johnson Controls International plc
4.50%, 02/15/2047 500 421
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 330
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 229
3.20%, 07/15/2051 190 126
5.15%, 12/01/2034 135 136
Masco Corp
1.50%, 02/15/2028 190 177
4.50%, 05/15/2047
(d)
260 210
Owens Corning
5.50%, 06/15/2027 150 153
5.70%, 06/15/2034 150 156
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 590
5.10%, 06/13/2034 150 152
Vulcan Materials Co
3.50%, 06/01/2030 295 282
5.35%, 12/01/2034 270 275
$ 4,351
Chemicals - 0 .30%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 98
4.60%, 02/08/2029 155 157
4.80%, 03/03/2033 155 156
4.90%, 10/11/2032 100 101
Albemarle Corp
5.45%, 12/01/2044 150 125
Dow Chemical Co/The
2.10%, 11/15/2030 165 146
3.60%, 11/15/2050 165 112
4.38%, 11/15/2042 230 187
4.80%, 05/15/2049 300 246
5.15%, 02/15/2034
(d)
155 155
9.40%, 05/15/2039 30 39
DuPont de Nemours Inc
4.73%, 11/15/2028 225 228
5.32%, 11/15/2038 302 313
5.42%, 11/15/2048 245 247
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 72
1.65%, 02/01/2027 175 168
2.75%, 08/18/2055 232 138
4.30%, 06/15/2028 45 45
4.80%, 03/24/2030 160 164
LYB International Finance III LLC
2.25%, 10/01/2030 165 146
3.63%, 04/01/2051 165 110
4.20%, 10/15/2049 125 93
5.63%, 05/15/2033 150 153
Nutrien Ltd
4.20%, 04/01/2029 300 297
4.50%, 03/12/2027 120 120
4.90%, 06/01/2043 200 179
5.40%, 06/21/2034 150 153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nutrien Ltd (continued)
5.80%, 03/27/2053 $ 155 $ 153
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 138
2.30%, 05/15/2030 160 145
2.95%, 08/15/2029 225 213
3.30%, 05/15/2050 160 108
3.80%, 08/15/2049 175 129
Westlake Corp
3.13%, 08/15/2051 190 117
3.60%, 08/15/2026 350 346
$ 5,585
Commercial Mortgage Backed Securities - 0 .99%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,815
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,286
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 987
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 995
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 4 4
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
672 656
2.91%, 02/25/2027
(h)
582 570
2.96%, 02/25/2027
(h)
771 757
3.09%, 12/25/2027
(h)
635 620
3.47%, 07/25/2028
(h)
1,965 1,927
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,022 1,009
3.41%, 12/25/2026 1,500 1,482
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 995
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 669 662
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,476
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,453
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 978
$ 18,672
Commercial Services - 0 .17%
American University/The
3.67%, 04/01/2049 125 93
California Institute of Technology
4.32%, 08/01/2045 80 69
Global Payments Inc
3.20%, 08/15/2029 170 161
4.15%, 08/15/2049 85 63
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 173
4.68%, 07/01/2114 125 104
Moody's Corp
4.25%, 08/08/2032 175 171
5.00%, 08/05/2034 140 141
5.25%, 07/15/2044 250 238
PayPal Holdings Inc
2.30%, 06/01/2030 160 145
2.85%, 10/01/2029 160 151
3.90%, 06/01/2027 185 184
4.40%, 06/01/2032 185 183
5.50%, 06/01/2054 150 147

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
1.25%, 08/15/2030 $ 165 $ 142
2.45%, 03/01/2027 145 141
2.50%, 12/01/2029 120 111
3.25%, 12/01/2049 120 85
3.70%, 03/01/2052 295 223
5.25%, 09/15/2033 150 156
TR Finance LLC
5.85%, 04/15/2040 25 26
University of Southern California
5.25%, 10/01/2111
(d)
30 28
William Marsh Rice University
3.57%, 05/15/2045 300 235
$ 3,170
Computers - 0 .49%
Apple Inc
1.20%, 02/08/2028 170 159
1.40%, 08/05/2028 190 176
1.65%, 05/11/2030 160 142
1.65%, 02/08/2031 175 153
2.20%, 09/11/2029
(d)
165 153
2.65%, 05/11/2050 160 100
2.70%, 08/05/2051 175 109
2.80%, 02/08/2061 175 104
2.90%, 09/12/2027 300 294
2.95%, 09/11/2049 165 111
3.20%, 05/11/2027 160 158
3.25%, 08/08/2029 175 170
3.35%, 02/09/2027 170 168
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 91
3.75%, 11/13/2047 150 118
3.85%, 05/04/2043 300 251
3.95%, 08/08/2052 175 140
4.20%, 05/12/2030 105 105
4.30%, 05/10/2033
(d)
150 150
4.50%, 05/12/2032 105 106
4.65%, 02/23/2046 435 398
4.75%, 05/12/2035 105 106
Dell International LLC / EMC Corp
3.38%, 12/15/2041 100 75
3.45%, 12/15/2051
(d)
145 99
4.35%, 02/01/2030 135 134
4.75%, 04/01/2028 75 76
5.25%, 02/01/2028 150 154
5.30%, 04/01/2032 115 118
5.40%, 04/15/2034 225 229
8.10%, 07/15/2036 138 166
8.35%, 07/15/2046 83 106
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 155 155
4.55%, 10/15/2029 135 134
4.85%, 10/15/2031 205 204
5.00%, 10/15/2034 270 262
6.20%, 10/15/2035 80 85
6.35%, 10/15/2045 195 200
HP Inc
3.00%, 06/17/2027 240 234
4.75%, 01/15/2028 175 177
6.00%, 09/15/2041 154 155
6.10%, 04/25/2035 115 119
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 162
4.90%, 02/05/2034 310 309
International Business Machines Corp
2.20%, 02/09/2027 100 97
3.50%, 05/15/2029 235 228
4.00%, 06/20/2042 35 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp (continued)
4.15%, 05/15/2039 $ 230 $ 203
4.25%, 05/15/2049 340 274
4.40%, 07/27/2032 165 163
4.50%, 02/06/2028 115 116
4.65%, 02/10/2028 255 258
4.70%, 02/19/2046 185 163
5.10%, 02/06/2053 150 137
5.60%, 11/30/2039 92 94
5.70%, 02/10/2055 125 124
5.88%, 11/29/2032
(d)
100 108
6.22%, 08/01/2027 216 225
NetApp Inc
2.38%, 06/22/2027 160 154
$ 9,211
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 234
Cosmetics & Personal Care - 0 .13%
Colgate-Palmolive Co
4.20%, 05/01/2030 110 110
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 148
2.38%, 12/01/2029 240 221
Haleon US Capital LLC
3.63%, 03/24/2032 370 346
Kenvue Inc
4.85%, 05/22/2032 105 106
4.90%, 03/22/2033 155 157
5.05%, 03/22/2028 155 159
5.05%, 03/22/2053 155 144
5.10%, 03/22/2043 155 150
Procter & Gamble Co/The
3.55%, 03/25/2040 160 137
4.60%, 05/01/2035 110 110
Unilever Capital Corp
1.38%, 09/14/2030 170 148
4.63%, 08/12/2034 105 104
4.88%, 09/08/2028 150 154
5.90%, 11/15/2032 230 251
$ 2,445
Diversified Financial Services - 0 .78%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 225 219
3.00%, 10/29/2028 245 233
3.30%, 01/30/2032 380 344
3.40%, 10/29/2033 275 243
3.88%, 01/23/2028 300 295
4.88%, 04/01/2028 150 152
4.95%, 09/10/2034 150 147
5.10%, 01/19/2029 150 153
5.38%, 12/15/2031 150 153
6.10%, 01/15/2027 305 312
Air Lease Corp
1.88%, 08/15/2026 200 194
2.10%, 09/01/2028 385 359
2.88%, 01/15/2032 200 178
3.25%, 10/01/2029 95 90
5.10%, 03/01/2029 155 158
5.20%, 07/15/2031 150 153
Ally Financial Inc
2.20%, 11/02/2028 190 175
4.75%, 06/09/2027 160 161
8.00%, 11/01/2031 265 302

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
1.65%, 11/04/2026 $ 370 $ 358
3.30%, 05/03/2027 30 30
4.05%, 12/03/2042 25 21
4.73%, 04/25/2029
(f)
230 233
Secured Overnight Financing Rate + 1.26%
5.09%, 01/30/2031
(f)
190 195
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(f)
155 157
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
150 154
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
215 218
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(f)
150 152
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
150 156
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(f)
110 114
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(f)
75 82
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%, 01/08/2055 145 141
Blackrock Inc
2.10%, 02/25/2032 150 129
2.40%, 04/30/2030 125 115
Capital One Financial Corp
1.88%, 11/02/2027
(f)
125 121
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
190 161
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 415 411
4.10%, 02/09/2027 250 249
4.93%, 05/10/2028
(f)
255 257
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(f)
70 72
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
155 160
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
150 155
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
70 72
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
75 78
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(f)
65 66
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(f)
150 157
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
225 254
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 165 142
2.00%, 03/20/2028 385 364
5.64%, 05/19/2029
(f)
150 156
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(f)
155 168
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
150 159
Secured Overnight Financing Rate + 1.88%
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 143
2.65%, 09/15/2040 165 119
3.00%, 09/15/2060 165 101
4.00%, 09/15/2027 185 184
4.25%, 09/21/2048 150 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
4.95%, 06/15/2052 $ 335 $ 300
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 144
4.15%, 01/23/2030 200 195
6.50%, 01/20/2043 200 209
Mastercard Inc
2.00%, 11/18/2031 85 74
2.95%, 11/21/2026 250 246
2.95%, 03/15/2051 95 63
3.35%, 03/26/2030 80 77
3.85%, 03/26/2050 135 107
4.55%, 03/15/2028 125 127
4.55%, 01/15/2035 275 270
Nasdaq Inc
2.50%, 12/21/2040 185 128
5.35%, 06/28/2028 150 154
5.95%, 08/15/2053 35 36
Nomura Holdings Inc
2.33%, 01/22/2027 385 372
2.68%, 07/16/2030 330 299
5.84%, 01/18/2028 300 309
6.09%, 07/12/2033
(d)
300 319
Visa Inc
1.90%, 04/15/2027 120 116
2.05%, 04/15/2030 80 73
2.70%, 04/15/2040 80 60
3.65%, 09/15/2047 85 66
4.15%, 12/14/2035 215 205
4.30%, 12/14/2045 245 213
Western Union Co/The
6.20%, 11/17/2036 200 204
$ 14,671
Electric - 2 .18%
AEP Texas Inc
2.10%, 07/01/2030 165 147
3.45%, 01/15/2050 55 37
3.45%, 05/15/2051 45 30
4.70%, 05/15/2032 65 64
5.25%, 05/15/2052 65 59
AEP Transmission Co LLC
2.75%, 08/15/2051 190 116
4.00%, 12/01/2046 200 158
4.50%, 06/15/2052 90 75
5.40%, 03/15/2053 155 149
AES Corp/The
2.45%, 01/15/2031 180 157
Alabama Power Co
1.45%, 09/15/2030 160 139
3.13%, 07/15/2051 190 127
Ameren Corp
1.75%, 03/15/2028 190 177
5.00%, 01/15/2029 155 158
5.70%, 12/01/2026 150 152
Ameren Illinois Co
3.25%, 03/15/2050 80 54
3.85%, 09/01/2032 115 109
American Electric Power Co Inc
2.30%, 03/01/2030 160 144
5.63%, 03/01/2033 155 161
Appalachian Power Co
3.30%, 06/01/2027 200 196
7.00%, 04/01/2038 120 134
Arizona Public Service Co
2.60%, 08/15/2029 270 252
2.65%, 09/15/2050 170 100
4.50%, 04/01/2042 77 66

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Baltimore Gas and Electric Co
2.25%, 06/15/2031 $ 190 $ 169
4.55%, 06/01/2052 60 50
5.45%, 06/01/2035 105 108
5.65%, 06/01/2054 150 149
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 115
2.85%, 05/15/2051 180 110
3.80%, 07/15/2048 150 113
4.60%, 05/01/2053 195 163
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 168
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 133
4.25%, 02/01/2049 150 120
4.85%, 10/01/2052 80 72
4.95%, 04/01/2033 155 156
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
2.95%, 03/01/2030 125 116
CMS Energy Corp
3.75%, 12/01/2050
(f)
180 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 104
3.13%, 03/15/2051 190 126
5.30%, 06/01/2034 150 154
5.30%, 02/01/2053 150 142
5.65%, 06/01/2054 150 149
5.95%, 06/01/2055 20 21
Connecticut Light and Power Co/The
2.05%, 07/01/2031 190 166
3.20%, 03/15/2027 165 163
4.00%, 04/01/2048 250 196
4.95%, 01/15/2030 130 133
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 106
3.70%, 11/15/2059 80 55
3.88%, 06/15/2047 325 250
4.20%, 03/15/2042 128 108
4.30%, 12/01/2056 230 181
5.20%, 03/01/2033 150 155
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 163
6.75%, 04/01/2038 125 142
Consumers Energy Co
4.20%, 09/01/2052 175 143
4.60%, 05/30/2029 155 157
4.90%, 02/15/2029 155 158
5.05%, 05/15/2035 65 65
Dominion Energy Inc
3.30%, 04/15/2041 190 140
3.38%, 04/01/2030 155 147
4.60%, 05/15/2028 105 106
4.70%, 12/01/2044 100 86
4.90%, 08/01/2041 77 69
5.38%, 11/15/2032 105 108
5.45%, 03/15/2035 120 121
5.95%, 06/15/2035 400 420
DTE Electric Co
1.90%, 04/01/2028 435 410
2.25%, 03/01/2030 100 91
2.63%, 03/01/2031 155 141
3.95%, 03/01/2049 125 98
5.20%, 03/01/2034 155 158
5.25%, 05/15/2035 105 107
5.40%, 04/01/2053 155 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
4.88%, 06/01/2028 $ 100 $ 101
5.20%, 04/01/2030 125 128
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 83
4.95%, 01/15/2033 150 153
5.25%, 03/15/2035 130 133
5.30%, 02/15/2040 212 212
5.35%, 01/15/2053 150 144
5.40%, 01/15/2054 155 149
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 190 143
3.50%, 06/15/2051 190 130
3.75%, 09/01/2046 200 148
4.50%, 08/15/2032 175 171
4.85%, 01/05/2029 155 157
5.00%, 08/15/2052 175 153
5.45%, 06/15/2034 150 154
5.80%, 06/15/2054 150 146
6.10%, 09/15/2053 150 153
Duke Energy Florida LLC
1.75%, 06/15/2030 160 141
2.50%, 12/01/2029 160 149
3.40%, 10/01/2046 150 107
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 150 160
5.95%, 11/15/2052 155 159
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 99
5.40%, 04/01/2053 155 148
5.90%, 05/15/2055 75 77
6.12%, 10/15/2035 77 82
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 144
Duke Energy Progress LLC
2.50%, 08/15/2050 165 95
5.55%, 03/15/2055 120 117
Emera US Finance LP
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 99
5.15%, 01/15/2033 150 154
Entergy Corp
1.90%, 06/15/2028 115 108
2.40%, 06/15/2031 190 168
Entergy Louisiana LLC
2.90%, 03/15/2051 90 56
3.10%, 06/15/2041 190 140
4.75%, 09/15/2052 105 91
5.15%, 09/15/2034 70 70
5.80%, 03/15/2055 130 130
Entergy Texas Inc
1.75%, 03/15/2031 165 142
4.00%, 03/30/2029 150 148
4.50%, 03/30/2039 300 272
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 101
5.70%, 03/15/2053 155 153
Eversource Energy
1.65%, 08/15/2030 165 143
5.00%, 01/01/2027 155 156
5.13%, 05/15/2033 150 150
Exelon Corp
3.35%, 03/15/2032 195 180
4.45%, 04/15/2046 20 17
5.13%, 03/15/2031 100 102

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp (continued)
5.15%, 03/15/2029 $ 155 $ 159
5.63%, 06/15/2035 300 308
6.50%, 03/15/2055
(f)
55 56
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Florida Power & Light Co
3.70%, 12/01/2047 200 152
4.05%, 10/01/2044 175 144
4.40%, 05/15/2028 150 151
4.80%, 05/15/2033 110 110
5.10%, 04/01/2033 155 158
5.30%, 06/15/2034 150 155
5.60%, 06/15/2054 150 149
5.69%, 03/01/2040 48 50
5.70%, 03/15/2055 125 126
Georgia Power Co
4.30%, 03/15/2042 228 197
4.55%, 03/15/2030 130 131
4.65%, 05/16/2028 150 152
4.70%, 05/15/2032 185 185
Iberdrola International BV
6.75%, 07/15/2036 128 145
Interstate Power and Light Co
2.30%, 06/01/2030 40 36
4.10%, 09/26/2028 300 297
5.60%, 06/29/2035 55 57
Kentucky Utilities Co
3.30%, 06/01/2050 155 104
MidAmerican Energy Co
3.15%, 04/15/2050 165 111
3.65%, 04/15/2029 300 294
4.25%, 07/15/2049 300 244
5.30%, 02/01/2055 150 143
Mississippi Power Co
4.25%, 03/15/2042 100 85
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 105 97
4.12%, 09/16/2027 135 135
4.15%, 12/15/2032 175 168
4.80%, 03/15/2028 115 117
5.00%, 02/07/2031 150 154
5.15%, 06/15/2029 150 154
Nevada Power Co
2.40%, 05/01/2030 200 183
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 182
2.25%, 06/01/2030 225 203
2.75%, 11/01/2029 115 107
4.90%, 02/28/2028 150 152
4.90%, 03/15/2029 155 157
5.00%, 07/15/2032 175 177
5.05%, 03/15/2030 125 128
5.25%, 03/15/2034 155 156
5.25%, 02/28/2053 150 138
5.45%, 03/15/2035 125 127
5.65%, 05/01/2079
(f)
250 249
3 Month USD LIBOR + 3.16%
6.50%, 08/15/2055
(f)
125 128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.90%, 03/01/2050 80 52
3.40%, 08/15/2042 100 77
5.10%, 05/15/2053 150 138
5.35%, 11/01/2039 82 83
5.65%, 05/15/2055 110 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NorthWestern Corp
4.18%, 11/15/2044 $ 300 $ 243
NSTAR Electric Co
4.55%, 06/01/2052 185 154
4.95%, 09/15/2052 80 71
5.20%, 03/01/2035 125 126
5.40%, 06/01/2034 150 154
Ohio Power Co
1.63%, 01/15/2031 150 127
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 215 141
4.15%, 06/01/2032 185 179
4.30%, 05/15/2028 250 251
4.50%, 03/20/2027
(i)
120 121
4.55%, 09/15/2032 115 114
4.60%, 06/01/2052 185 155
4.65%, 11/01/2029 135 137
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054 130 126
Pacific Gas and Electric Co
2.10%, 08/01/2027 500 474
2.50%, 02/01/2031 320 278
3.30%, 08/01/2040 160 114
3.50%, 08/01/2050 615 394
4.20%, 06/01/2041 190 146
5.70%, 03/01/2035 125 124
5.80%, 05/15/2034 155 155
5.90%, 06/15/2032 150 153
5.90%, 10/01/2054 135 122
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 151
PacifiCorp
2.90%, 06/15/2052 190 112
5.30%, 02/15/2031 310 319
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 150 138
6.25%, 10/15/2037 92 97
PECO Energy Co
2.80%, 06/15/2050 225 141
2.85%, 09/15/2051 90 57
4.38%, 08/15/2052 115 95
4.60%, 05/15/2052 55 47
4.90%, 06/15/2033 150 152
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 150 119
4.85%, 02/15/2034 80 80
5.00%, 05/15/2033 155 157
Progress Energy Inc
7.75%, 03/01/2031 136 157
Public Service Co of Colorado
1.88%, 06/15/2031 155 133
2.70%, 01/15/2051 250 148
4.50%, 06/01/2052 60 49
5.25%, 04/01/2053 110 101
5.35%, 05/15/2034 105 106
5.85%, 05/15/2055 100 99
Public Service Co of New Hampshire
4.40%, 07/01/2028 105 106
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 80
5.25%, 01/15/2033 150 151
Public Service Electric and Gas Co
3.00%, 05/15/2027 200 196
3.15%, 01/01/2050 160 109
3.65%, 09/01/2042
(d)
200 158
4.65%, 03/15/2033 155 154
4.85%, 08/01/2034 70 70

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co (continued)
5.30%, 08/01/2054 $ 70 $ 67
5.45%, 08/01/2053 155 152
Public Service Enterprise Group Inc
4.90%, 03/15/2030 60 61
5.88%, 10/15/2028 150 157
6.13%, 10/15/2033 150 159
Puget Sound Energy Inc
2.89%, 09/15/2051 170 105
3.25%, 09/15/2049 60 40
5.80%, 03/15/2040 151 155
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 148
3.32%, 04/15/2050 155 104
3.70%, 03/15/2052 195 139
Sempra
3.80%, 02/01/2038 300 248
4.00%, 02/01/2048 200 148
6.00%, 10/15/2039 112 114
6.55%, 04/01/2055
(f)
370 351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 140
2.85%, 08/01/2029 125 116
3.45%, 02/01/2052 200 126
3.65%, 02/01/2050 315 208
4.00%, 04/01/2047 225 162
4.70%, 06/01/2027 185 186
4.88%, 02/01/2027 155 156
5.30%, 03/01/2028 155 157
5.45%, 06/01/2031 75 76
5.45%, 03/01/2035 130 128
5.50%, 03/15/2040 102 96
5.65%, 10/01/2028 150 154
5.70%, 03/01/2053 155 139
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 95 87
5.95%, 02/01/2038 187 187
Southern Co/The
1.75%, 03/15/2028 190 178
3.25%, 07/01/2026 285 282
3.75%, 09/15/2051
(f)
435 429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
5.20%, 06/15/2033 150 153
5.50%, 03/15/2029 150 156
5.70%, 10/15/2032 60 63
Southwestern Electric Power Co
4.10%, 09/15/2028 200 198
6.20%, 03/15/2040 51 53
Southwestern Public Service Co
6.00%, 06/01/2054 80 81
Tampa Electric Co
3.45%, 03/15/2051 185 128
4.35%, 05/15/2044 200 168
Tucson Electric Power Co
1.50%, 08/01/2030 255 220
3.25%, 05/01/2051 195 128
Union Electric Co
2.15%, 03/15/2032 190 164
2.63%, 03/15/2051 165 98
Virginia Electric and Power Co
2.30%, 11/15/2031 195 170
2.45%, 12/15/2050 90 50
2.95%, 11/15/2051 190 119
3.75%, 05/15/2027 115 114
4.20%, 05/15/2045 150 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co (continued)
5.05%, 08/15/2034 $ 40 $ 40
5.45%, 04/01/2053 125 119
5.55%, 08/15/2054 40 39
6.00%, 05/15/2037 77 81
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 155
2.20%, 12/15/2028 100 93
Wisconsin Electric Power Co
4.75%, 09/30/2032 60 61
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 120
4.55%, 12/01/2029 80 81
Xcel Energy Inc
1.75%, 03/15/2027 140 134
2.60%, 12/01/2029 115 106
4.60%, 06/01/2032 110 108
4.75%, 03/21/2028 120 121
$ 41,107
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 275 264
2.20%, 12/21/2031 400 352
$ 616
Electronics - 0 .12%
Amphenol Corp
5.00%, 01/15/2035 265 268
5.05%, 04/05/2027 265 269
Honeywell International Inc
1.10%, 03/01/2027 190 181
1.75%, 09/01/2031 190 162
1.95%, 06/01/2030 310 278
2.50%, 11/01/2026 50 49
2.70%, 08/15/2029 85 80
4.25%, 01/15/2029 150 150
4.70%, 02/01/2030 280 284
5.00%, 02/15/2033 155 158
5.00%, 03/01/2035 155 156
5.25%, 03/01/2054 155 147
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,198
Entertainment - 0 .05%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 367
4.05%, 03/15/2029 195 156
4.28%, 03/15/2032
(d)
290 216
5.05%, 03/15/2042 395 233
5.14%, 03/15/2052 42 29
$ 1,001
Environmental Control - 0 .12%
Republic Services Inc
1.75%, 02/15/2032 90 76
2.30%, 03/01/2030 170 155
5.00%, 11/15/2029 150 154
5.00%, 04/01/2034 305 309
5.15%, 03/15/2035 60 61
Waste Connections Inc
2.20%, 01/15/2032 385 332
4.20%, 01/15/2033 345 334
Waste Management Inc
2.00%, 06/01/2029 50 46
4.15%, 04/15/2032 95 93
4.63%, 02/15/2033 75 75
4.65%, 03/15/2030 70 71
4.88%, 02/15/2029 155 159
4.95%, 07/03/2031 150 154

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc (continued)
4.95%, 03/15/2035 $ 135 $ 136
5.35%, 10/15/2054 135 130
$ 2,285
Federal & Federally Sponsored Credit - 0 .03%
Federal Farm Credit Banks Funding Corp
4.50%, 08/14/2026 605 608
Finance - Mortgage Loan/Banker - 0 .31%
Fannie Mae
0.75%, 10/08/2027 500 468
0.88%, 08/05/2030 380 328
5.63%, 07/15/2037 200 219
6.63%, 11/15/2030 302 342
7.13%, 01/15/2030 199 226
7.25%, 05/15/2030 280 322
Federal Home Loan Banks
3.25%, 11/16/2028 500 493
3.63%, 09/04/2026 275 274
3.88%, 06/04/2027 225 226
4.00%, 10/09/2026 265 265
4.00%, 03/10/2027 120 120
4.00%, 06/30/2028 295 298
4.13%, 01/15/2027 305 307
4.63%, 11/17/2026 300 303
4.75%, 04/09/2027 455 463
5.50%, 07/15/2036 250 272
Freddie Mac
6.25%, 07/15/2032 231 262
6.75%, 03/15/2031 577 660
$ 5,848
Food - 0 .41%
Conagra Brands Inc
1.38%, 11/01/2027 125 117
4.85%, 11/01/2028 205 207
5.30%, 11/01/2038 120 115
5.40%, 11/01/2048 120 108
General Mills Inc
2.25%, 10/14/2031 170 148
4.88%, 01/30/2030 135 137
4.95%, 03/29/2033 155 155
5.50%, 10/17/2028 145 150
Hershey Co/The
1.70%, 06/01/2030 160 142
3.38%, 08/15/2046 350 255
J M Smucker Co/The
2.13%, 03/15/2032 59 50
5.90%, 11/15/2028 130 137
6.50%, 11/15/2043 265 281
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(e),(i)
105 105
6.25%, 03/01/2056
(e),(i)
105 105
6.38%, 04/15/2066
(e),(i)
105 106
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 325 332
5.75%, 04/01/2033 236 243
6.50%, 12/01/2052 325 337
6.75%, 03/15/2034 140 153
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(i)
130 133
Kellanova
2.10%, 06/01/2030 160 144
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The
1.70%, 01/15/2031 $ 190 $ 164
3.70%, 08/01/2027 150 149
3.95%, 01/15/2050 175 132
4.45%, 02/01/2047 55 46
5.00%, 09/15/2034 210 208
5.15%, 08/01/2043 150 139
5.40%, 07/15/2040 25 24
5.50%, 09/15/2054 210 199
5.65%, 09/15/2064 140 132
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 165
Mondelez International Inc
1.50%, 02/04/2031 105 90
2.63%, 03/17/2027 195 190
2.63%, 09/04/2050 625 369
4.25%, 05/06/2028 105 105
4.50%, 05/06/2030 105 105
4.75%, 08/28/2034 70 69
Sysco Corp
2.40%, 02/15/2030 135 123
2.45%, 12/14/2031 115 101
4.50%, 04/01/2046 150 126
4.85%, 10/01/2045 250 221
5.38%, 09/21/2035 300 304
5.40%, 03/23/2035 125 127
5.75%, 01/17/2029 150 156
The Campbell's Company
4.15%, 03/15/2028 160 159
Tyson Foods Inc
4.55%, 06/02/2047 520 432
$ 7,726
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029
(d)
51 58
International Paper Co
4.80%, 06/15/2044 223 193
Suzano Austria GmbH
2.50%, 09/15/2028 90 84
5.00%, 01/15/2030 300 299
$ 634
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 165 141
3.38%, 09/15/2049 165 114
4.13%, 10/15/2044 200 166
5.75%, 10/15/2052 105 105
5.90%, 11/15/2033 150 161
6.20%, 11/15/2053 110 119
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 144
4.40%, 07/01/2032 175 170
5.25%, 03/01/2028 150 154
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 144
5.00%, 06/15/2052 355 314
5.25%, 03/30/2028 60 61
5.35%, 07/15/2035 105 106
5.40%, 06/30/2033 150 153
5.85%, 04/01/2055 105 104
Southern California Gas Co
2.55%, 02/01/2030 160 147
5.05%, 09/01/2034 70 70
5.45%, 06/15/2035 105 107
5.75%, 06/01/2053 150 148

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern Co Gas Capital Corp
1.75%, 01/15/2031 $ 165 $ 142
3.15%, 09/30/2051 195 124
Washington Gas Light Co
3.65%, 09/15/2049 95 68
$ 2,982
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 331
2.75%, 11/15/2050 175 100
$ 431
Healthcare - Products - 0 .27%
Abbott Laboratories
3.75%, 11/30/2026 166 165
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 300 284
5.30%, 05/27/2040 200 204
Agilent Technologies Inc
2.10%, 06/04/2030 160 143
2.30%, 03/12/2031 195 173
Baxter International Inc
1.73%, 04/01/2031 175 149
1.92%, 02/01/2027 395 380
2.27%, 12/01/2028 195 182
Boston Scientific Corp
2.65%, 06/01/2030 160 148
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 62
Danaher Corp
2.60%, 10/01/2050 165 99
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 145
3.25%, 11/15/2039 155 125
GE HealthCare Technologies Inc
5.50%, 06/15/2035 105 107
5.65%, 11/15/2027 155 160
5.86%, 03/15/2030 155 164
5.91%, 11/22/2032 155 165
6.38%, 11/22/2052 155 167
Koninklijke Philips NV
5.00%, 03/15/2042 128 115
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 156
Medtronic Inc
4.38%, 03/15/2035 335 324
Revvity Inc
1.90%, 09/15/2028 155 143
Stryker Corp
4.10%, 04/01/2043 200 166
4.63%, 03/15/2046 20 18
4.70%, 02/10/2028 125 127
4.85%, 12/08/2028 155 158
5.20%, 02/10/2035 125 127
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 95 83
2.60%, 10/01/2029 80 75
2.80%, 10/15/2041 125 90
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 175 179
5.40%, 08/10/2043 150 148
$ 5,143
Healthcare - Services - 0 .79%
Aetna Inc
6.63%, 06/15/2036 105 113
6.75%, 12/15/2037 112 121
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
4.63%, 12/15/2029 $ 500 $ 486
Cigna Group/The
2.40%, 03/15/2030 398 363
3.20%, 03/15/2040 160 122
3.40%, 03/15/2051 185 124
4.38%, 10/15/2028 450 450
4.80%, 08/15/2038 200 188
4.80%, 07/15/2046 25 22
4.90%, 12/15/2048 360 314
5.13%, 05/15/2031 310 319
5.60%, 02/15/2054 155 149
6.13%, 11/15/2041 16 17
CommonSpirit Health
4.35%, 11/01/2042 200 167
Elevance Health Inc
2.88%, 09/15/2029 120 113
3.13%, 05/15/2050 300 195
3.60%, 03/15/2051 190 134
3.65%, 12/01/2027 150 148
4.38%, 12/01/2047 150 123
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 101
4.75%, 02/15/2030 135 137
4.75%, 02/15/2033 150 149
5.20%, 02/15/2035 200 202
5.38%, 06/15/2034 150 153
5.65%, 06/15/2054 150 144
5.70%, 02/15/2055 135 131
6.10%, 10/15/2052 150 153
HCA Inc
2.38%, 07/15/2031 190 165
3.38%, 03/15/2029 390 375
3.50%, 07/15/2051 190 126
4.38%, 03/15/2042 195 162
4.50%, 02/15/2027 250 250
5.00%, 03/01/2028 125 127
5.20%, 06/01/2028 150 153
5.45%, 04/01/2031 145 149
5.45%, 09/15/2034 140 141
5.50%, 03/01/2032 125 129
5.50%, 06/01/2033 150 154
5.60%, 04/01/2034 155 159
5.75%, 03/01/2035 125 128
5.95%, 09/15/2054 140 136
6.00%, 04/01/2054 225 220
Humana Inc
1.35%, 02/03/2027 190 182
2.15%, 02/03/2032 190 160
3.13%, 08/15/2029 85 80
4.95%, 10/01/2044 325 280
5.50%, 03/15/2053 155 139
5.55%, 05/01/2035 110 111
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 159
4.15%, 05/01/2047 470 383
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 292
4.70%, 02/01/2045 115 101
Mass General Brigham Inc
3.19%, 07/01/2049 155 105
Mount Sinai Hospital/The
3.98%, 07/01/2048 400 285
Quest Diagnostics Inc
2.95%, 06/30/2030 155 144
4.60%, 12/15/2027 85 86
5.00%, 12/15/2034 85 85

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
2.75%, 05/15/2040 $ 160 $ 116
2.90%, 05/15/2050 160 100
3.05%, 05/15/2041 195 143
3.25%, 05/15/2051 120 80
3.45%, 01/15/2027 110 109
3.50%, 08/15/2039 200 161
3.70%, 05/15/2027 185 183
3.70%, 08/15/2049 175 127
4.25%, 01/15/2029 305 304
4.25%, 06/15/2048 165 133
4.40%, 06/15/2028 75 75
4.45%, 12/15/2048 120 99
4.60%, 04/15/2027 135 136
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 71
4.75%, 07/15/2026 165 166
4.75%, 07/15/2045 350 310
4.75%, 05/15/2052 185 158
4.80%, 01/15/2030 165 167
4.95%, 01/15/2032 165 167
5.00%, 04/15/2034 135 135
5.15%, 07/15/2034 165 167
5.20%, 04/15/2063 305 272
5.25%, 02/15/2028 295 303
5.30%, 06/15/2035 55 56
5.35%, 02/15/2033 145 149
5.50%, 07/15/2044 165 161
5.50%, 04/15/2064 135 126
5.63%, 07/15/2054 165 160
5.88%, 02/15/2053 295 296
5.95%, 06/15/2055 25 25
6.50%, 06/15/2037 77 84
$ 14,982
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 190 183
1.40%, 10/15/2027 165 155
$ 338
Insurance - 0 .65%
Allstate Corp/The
1.45%, 12/15/2030 160 136
3.28%, 12/15/2026 250 247
5.25%, 03/30/2033 125 128
American International Group Inc
5.13%, 03/27/2033 450 458
5.45%, 05/07/2035 55 56
Aon Corp
2.80%, 05/15/2030 160 148
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 106
2.85%, 05/28/2027 95 93
2.90%, 08/23/2051 195 121
5.00%, 09/12/2032 90 91
5.35%, 02/28/2033 75 77
Aon North America Inc
5.13%, 03/01/2027 155 157
5.15%, 03/01/2029 115 118
5.45%, 03/01/2034 155 159
5.75%, 03/01/2054 75 74
Arch Capital Finance LLC
5.03%, 12/15/2046 250 226
Arch Capital Group US Inc
5.14%, 11/01/2043 375 347
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 131
4.85%, 12/15/2029 65 66
5.15%, 02/15/2035 260 260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arthur J Gallagher & Co (continued)
5.55%, 02/15/2055 $ 130 $ 125
Athene Holding Ltd
4.13%, 01/12/2028 500 495
6.25%, 04/01/2054 150 148
6.63%, 05/19/2055
(d)
105 108
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 114
2.85%, 10/15/2050 125 81
4.20%, 08/15/2048 140 117
4.25%, 01/15/2049 100 85
Berkshire Hathaway Inc
4.50%, 02/11/2043
(d)
25 23
Brown & Brown Inc
4.90%, 06/23/2030 45 45
5.25%, 06/23/2032 105 107
5.55%, 06/23/2035 30 31
6.25%, 06/23/2055 20 21
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings LLC
4.35%, 11/03/2045 25 22
4.65%, 08/15/2029 70 71
5.00%, 03/15/2034 70 71
6.70%, 05/15/2036 150 171
Corebridge Financial Inc
3.85%, 04/05/2029 200 196
3.90%, 04/05/2032 200 188
6.05%, 09/15/2033 150 158
Equitable Holdings Inc
4.35%, 04/20/2028 605 604
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 103
3.60%, 08/19/2049
(d)
170 124
4.30%, 04/15/2043 125 105
Lincoln National Corp
7.00%, 06/15/2040 47 52
Loews Corp
4.13%, 05/15/2043 200 170
Manulife Financial Corp
5.38%, 03/04/2046 250 247
Markel Group Inc
3.45%, 05/07/2052 250 168
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 50 50
4.55%, 11/08/2027 135 136
4.85%, 11/15/2031 135 137
4.90%, 03/15/2049 100 90
5.00%, 03/15/2035 270 270
5.40%, 09/15/2033 150 156
5.40%, 03/15/2055 135 130
5.70%, 09/15/2053 75 75
6.25%, 11/01/2052 150 161
MetLife Inc
4.05%, 03/01/2045 200 164
4.60%, 05/13/2046 110 97
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 141
5.30%, 12/15/2034 150 154
5.70%, 06/15/2035 164 174
6.40%, 12/15/2066 288 302
Progressive Corp/The
3.20%, 03/26/2030 160 153
3.70%, 03/15/2052 165 123
4.35%, 04/25/2044 200 171

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(f)
$ 165 $ 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 463
3.91%, 12/07/2047 177 138
5.20%, 03/14/2035 125 126
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(f)
200 203
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 63
4.00%, 05/30/2047 200 160
5.45%, 05/25/2053 185 181
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 58
W R Berkley Corp
4.00%, 05/12/2050 85 65
Willis North America Inc
2.95%, 09/15/2029 55 52
3.88%, 09/15/2049 165 122
5.35%, 05/15/2033 150 154
XL Group Ltd
5.25%, 12/15/2043 400 383
$ 12,220
Internet - 0 .38%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
200 177
4.20%, 12/06/2047 200 161
4.40%, 12/06/2057 305 244
Alphabet Inc
0.80%, 08/15/2027 330 310
2.00%, 08/15/2026 30 29
4.00%, 05/15/2030 95 95
5.25%, 05/15/2055 165 162
5.30%, 05/15/2065 95 93
Amazon.com Inc
2.10%, 05/12/2031 180 160
2.88%, 05/12/2041 185 138
3.10%, 05/12/2051 365 246
3.15%, 08/22/2027 490 482
3.25%, 05/12/2061 385 250
3.30%, 04/13/2027 380 376
3.60%, 04/13/2032 190 182
3.88%, 08/22/2037 340 308
3.95%, 04/13/2052 190 150
4.05%, 08/22/2047 30 25
4.65%, 12/01/2029 280 286
4.70%, 12/01/2032 280 285
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 233
Baidu Inc
2.38%, 10/09/2030 200 181
eBay Inc
2.60%, 05/10/2031 195 175
4.00%, 07/15/2042 100 81
5.95%, 11/22/2027 155 161
Expedia Group Inc
2.95%, 03/15/2031 195 178
Meta Platforms Inc
3.85%, 08/15/2032 345 332
4.45%, 08/15/2052 150 126
4.75%, 08/15/2034 270 271
4.95%, 05/15/2033 150 154
5.40%, 08/15/2054 270 263
5.55%, 08/15/2064 135 132
5.60%, 05/15/2053 295 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Netflix Inc
4.90%, 08/15/2034 $ 180 $ 183
5.88%, 11/15/2028 180 190
$ 7,145
Investment Companies - 0 .01%
Ares Capital Corp
5.50%, 09/01/2030 105 105
Iron & Steel - 0 .08%
ArcelorMittal SA
6.00%, 06/17/2034 300 314
Nucor Corp
3.13%, 04/01/2032 195 178
4.30%, 05/23/2027 185 186
Steel Dynamics Inc
1.65%, 10/15/2027 85 80
5.38%, 08/15/2034 150 152
5.75%, 05/15/2055 80 78
Vale Overseas Ltd
6.13%, 06/12/2033 295 309
6.40%, 06/28/2054 150 147
$ 1,444
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 153
Marriott International Inc/MD
2.85%, 04/15/2031 195 177
5.00%, 10/15/2027 300 305
5.35%, 03/15/2035 140 141
5.55%, 10/15/2028 305 316
$ 1,092
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 170 160
1.15%, 09/14/2026 195 188
4.50%, 01/08/2027 155 156
4.70%, 11/15/2029 120 122
5.00%, 05/14/2027 150 153
Caterpillar Inc
2.60%, 04/09/2030 150 139
3.25%, 09/19/2049 160 112
3.80%, 08/15/2042 105 87
5.50%, 05/15/2055 215 214
$ 1,331
Machinery - Diversified - 0 .15%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 194
Deere & Co
3.90%, 06/09/2042 30 26
5.45%, 01/16/2035 130 135
Dover Corp
5.38%, 03/01/2041 77 75
Ingersoll Rand Inc
5.20%, 06/15/2027 150 152
5.31%, 06/15/2031 150 156
John Deere Capital Corp
2.35%, 03/08/2027 95 92
2.80%, 07/18/2029 185 175
4.15%, 09/15/2027 205 205
4.35%, 09/15/2032 120 119
4.50%, 01/08/2027 155 156
4.55%, 06/05/2030 215 217
4.85%, 06/11/2029 135 138
4.90%, 06/11/2027 135 137
4.90%, 03/07/2031 150 154
4.95%, 07/14/2028 150 154
5.10%, 04/11/2034 120 123

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Otis Worldwide Corp
2.57%, 02/15/2030 $ 160 $ 148
3.36%, 02/15/2050 160 110
Rockwell Automation Inc
1.75%, 08/15/2031 135 116
2.80%, 08/15/2061 190 110
$ 2,892
Media - 0 .57%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 355
2.30%, 02/01/2032
(d)
145 122
2.80%, 04/01/2031 205 183
3.50%, 06/01/2041 380 276
3.70%, 04/01/2051 405 270
3.85%, 04/01/2061 145 93
3.90%, 06/01/2052 195 134
4.40%, 12/01/2061 95 67
4.80%, 03/01/2050 295 236
5.75%, 04/01/2048 305 277
6.15%, 11/10/2026 150 153
6.48%, 10/23/2045 435 431
6.55%, 06/01/2034 150 160
Comcast Corp
1.50%, 02/15/2031 165 141
2.35%, 01/15/2027 60 58
2.45%, 08/15/2052 165 90
2.65%, 02/01/2030 125 116
2.65%, 08/15/2062 165 86
2.89%, 11/01/2051 282 172
3.25%, 11/01/2039 245 192
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 215 147
3.55%, 05/01/2028 125 123
3.75%, 04/01/2040 280 232
3.90%, 03/01/2038 150 130
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 309
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 250 249
4.25%, 01/15/2033 120 116
4.55%, 01/15/2029 125 126
4.80%, 05/15/2033 290 289
4.95%, 05/15/2032 105 107
5.30%, 06/01/2034 110 113
5.35%, 05/15/2053 575 533
5.50%, 11/15/2032 120 126
5.65%, 06/15/2035 20 21
5.65%, 06/01/2054 95 92
6.05%, 05/15/2055 105 107
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 146
3.95%, 03/20/2028 201 184
Fox Corp
5.48%, 01/25/2039 200 196
5.58%, 01/25/2049 250 235
6.50%, 10/13/2033 105 114
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 183
4.38%, 03/15/2043 235 173
4.85%, 07/01/2042 200 158
6.88%, 04/30/2036 181 185
7.88%, 07/30/2030 178 197
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
5.50%, 09/01/2041 $ 170 $ 155
5.88%, 11/15/2040 20 19
6.55%, 05/01/2037 176 182
6.75%, 06/15/2039 77 80
7.30%, 07/01/2038 300 327
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 79
7.00%, 03/01/2032 51 58
Walt Disney Co/The
2.65%, 01/13/2031 200 184
2.75%, 09/01/2049 325 205
3.50%, 05/13/2040 160 131
3.60%, 01/13/2051 160 118
3.70%, 03/23/2027
(d)
120 120
4.63%, 03/23/2040 120 114
4.75%, 11/15/2046 115 103
4.95%, 10/15/2045 175 161
6.20%, 12/15/2034 154 172
6.40%, 12/15/2035 98 110
$ 10,710
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 212
Mining - 0 .19%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 359
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 93
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 107
4.90%, 02/28/2033 155 156
5.00%, 02/21/2030 130 133
5.00%, 09/30/2043 270 256
5.25%, 09/08/2026 150 152
5.25%, 09/08/2030 150 155
5.50%, 09/08/2053 150 148
Newmont Corp
2.25%, 10/01/2030 610 549
2.60%, 07/15/2032 140 124
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 84
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 106
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 148
4.88%, 03/14/2030 225 229
5.00%, 03/09/2033 155 157
5.25%, 03/14/2035 120 122
5.75%, 03/14/2055 100 100
Southern Copper Corp
5.88%, 04/23/2045 350 346
6.75%, 04/16/2040 128 139
$ 3,682
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 500 464
5.15%, 03/15/2035 80 81
Eaton Corp
3.10%, 09/15/2027 575 564
4.00%, 11/02/2032 100 97
4.15%, 03/15/2033 150 145
4.15%, 11/02/2042 50 43
Parker-Hannifin Corp
4.25%, 09/15/2027 355 356
4.50%, 09/15/2029 355 359

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Teledyne Technologies Inc
2.25%, 04/01/2028 $ 190 $ 180
$ 2,289
Oil & Gas - 0 .73%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 101
2.72%, 01/12/2032 100 89
2.77%, 11/10/2050 215 131
2.94%, 06/04/2051 190 119
3.00%, 02/24/2050 160 103
3.00%, 03/17/2052 195 123
3.06%, 06/17/2041 195 144
3.54%, 04/06/2027 135 134
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 155 157
4.81%, 02/13/2033 150 150
4.89%, 09/11/2033 150 150
4.97%, 10/17/2029 110 113
4.99%, 04/10/2034 155 156
5.02%, 11/17/2027 200 204
5.23%, 11/17/2034 150 153
BP Capital Markets PLC
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 205 203
4.95%, 06/01/2047 20 17
5.00%, 12/15/2029
(i)
40 40
6.25%, 03/15/2038 250 259
Chevron Corp
2.00%, 05/11/2027 160 155
Chevron USA Inc
1.02%, 08/12/2027 165 155
4.69%, 04/15/2030 125 128
4.82%, 04/15/2032 100 102
ConocoPhillips Co
3.80%, 03/15/2052 135 98
4.03%, 03/15/2062 169 122
4.30%, 11/15/2044 420 349
4.70%, 01/15/2030 130 132
5.00%, 01/15/2035
(d)
130 130
5.05%, 09/15/2033 150 153
5.50%, 01/15/2055 130 123
5.55%, 03/15/2054 155 148
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.20%, 09/15/2034 105 102
5.60%, 07/15/2041 225 208
5.75%, 09/15/2054 105 95
Diamondback Energy Inc
3.25%, 12/01/2026 155 153
5.15%, 01/30/2030 110 113
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 241
5.75%, 04/18/2054 180 167
EOG Resources Inc
4.40%, 07/15/2028
(e)
55 55
5.35%, 01/15/2036
(e)
105 106
5.65%, 12/01/2054 135 132
5.95%, 07/15/2055
(e)
105 107
Equinor ASA
3.00%, 04/06/2027 175 172
3.25%, 11/18/2049 285 199
3.63%, 04/06/2040 145 121
4.25%, 06/02/2028 225 226
Exxon Mobil Corp
2.44%, 08/16/2029 75 71
2.61%, 10/15/2030 150 139
3.00%, 08/16/2039 150 117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp (continued)
3.10%, 08/16/2049 $ 110 $ 73
3.45%, 04/15/2051 215 152
4.23%, 03/19/2040 155 139
Hess Corp
5.60%, 02/15/2041 51 51
7.13%, 03/15/2033 221 251
7.30%, 08/15/2031 25 28
Marathon Petroleum Corp
5.00%, 09/15/2054 200 164
5.13%, 12/15/2026 300 303
Occidental Petroleum Corp
5.00%, 08/01/2027 105 106
5.20%, 08/01/2029 105 105
5.38%, 01/01/2032 105 104
6.05%, 10/01/2054 105 96
6.45%, 09/15/2036 295 302
6.63%, 09/01/2030 295 312
Phillips 66
2.15%, 12/15/2030 410 361
5.88%, 05/01/2042 128 127
Phillips 66 Co
4.95%, 12/01/2027 155 157
5.25%, 06/15/2031 135 139
5.50%, 03/15/2055 135 123
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 146
2.15%, 01/15/2031 190 169
Shell Finance US Inc
2.38%, 11/07/2029 155 144
2.75%, 04/06/2030 200 188
3.25%, 04/06/2050 100 68
4.00%, 05/10/2046 245 195
4.38%, 05/11/2045 245 207
4.55%, 08/12/2043 35 31
Shell International Finance BV
2.50%, 09/12/2026 165 162
2.88%, 11/26/2041 90 65
3.13%, 11/07/2049 155 104
3.63%, 08/21/2042 100 78
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 48
Suncor Energy Inc
3.75%, 03/04/2051 190 133
4.00%, 11/15/2047 90 67
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 40 38
2.99%, 06/29/2041 170 125
3.13%, 05/29/2050 125 82
3.39%, 06/29/2060 170 111
3.46%, 07/12/2049 85 60
TotalEnergies Capital SA
5.15%, 04/05/2034 130 133
5.28%, 09/10/2054 135 126
5.43%, 09/10/2064 135 126
5.49%, 04/05/2054 130 125
Valero Energy Corp
2.80%, 12/01/2031 395 352
4.00%, 06/01/2052 195 138
6.63%, 06/15/2037 234 252
7.50%, 04/15/2032 15 17
Woodside Finance Ltd
5.40%, 05/19/2030 105 107
6.00%, 05/19/2035 105 107
$ 13,848

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 $ 200 $ 194
3.14%, 11/07/2029 155 148
3.34%, 12/15/2027 165 161
4.08%, 12/15/2047 170 133
Halliburton Co
4.50%, 11/15/2041 51 44
4.85%, 11/15/2035 275 264
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 149
3.95%, 12/01/2042 200 149
$ 1,254
Packaging & Containers - 0 .03%
Packaging Corp of America
3.00%, 12/15/2029 310 293
3.05%, 10/01/2051 165 103
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 265 268
$ 664
Pharmaceuticals - 1 .21%
AbbVie Inc
2.95%, 11/21/2026 310 305
3.20%, 11/21/2029 350 335
4.05%, 11/21/2039 385 337
4.25%, 11/21/2049 300 247
4.30%, 05/14/2036 170 160
4.40%, 11/06/2042 200 176
4.45%, 05/14/2046 280 241
4.50%, 05/14/2035 300 290
4.63%, 10/01/2042 100 89
4.75%, 03/15/2045 235 212
4.80%, 03/15/2027 155 156
4.80%, 03/15/2029 155 158
4.88%, 11/14/2048 210 190
4.95%, 03/15/2031 230 236
5.05%, 03/15/2034 115 117
5.20%, 03/15/2035 125 128
5.40%, 03/15/2054 90 87
5.60%, 03/15/2055 125 125
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 183
4.80%, 02/26/2027 155 157
4.85%, 02/26/2029 155 158
4.88%, 03/03/2028 130 133
4.88%, 03/03/2033 130 132
AstraZeneca PLC
4.00%, 09/18/2042 125 106
4.38%, 11/16/2045 90 78
4.38%, 08/17/2048 90 77
6.45%, 09/15/2037 164 184
Becton Dickinson & Co
1.96%, 02/11/2031 190 165
2.82%, 05/20/2030 160 148
3.70%, 06/06/2027 300 296
4.67%, 06/06/2047 35 30
4.69%, 12/15/2044 196 171
5.08%, 06/07/2029 270 276
Bristol-Myers Squibb Co
1.13%, 11/13/2027 155 145
2.55%, 11/13/2050 180 105
2.95%, 03/15/2032 255 231
3.25%, 08/01/2042 150 112
3.40%, 07/26/2029 167 162
3.55%, 03/15/2042 125 99
3.70%, 03/15/2052 300 219
4.13%, 06/15/2039 230 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co (continued)
4.25%, 10/26/2049 $ 215 $ 174
4.35%, 11/15/2047 150 125
4.90%, 02/22/2027 155 157
5.20%, 02/22/2034 155 159
5.50%, 02/22/2044 155 154
5.55%, 02/22/2054 265 259
5.75%, 02/01/2031 150 160
6.40%, 11/15/2063 150 162
Cardinal Health Inc
3.41%, 06/15/2027 200 197
4.60%, 03/15/2043 100 86
CVS Health Corp
1.30%, 08/21/2027 165 155
1.75%, 08/21/2030 165 143
1.88%, 02/28/2031 185 158
3.00%, 08/15/2026 375 369
3.25%, 08/15/2029 170 162
4.30%, 03/25/2028 219 218
4.78%, 03/25/2038 485 445
5.00%, 01/30/2029 150 152
5.05%, 03/25/2048 880 760
5.13%, 07/20/2045 370 328
5.25%, 02/21/2033 150 151
5.30%, 06/01/2033 150 151
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 156
5.63%, 02/21/2053 150 139
5.70%, 06/01/2034 150 154
5.88%, 06/01/2053 295 282
Eli Lilly & Co
3.95%, 03/15/2049 200 160
4.55%, 02/12/2028 125 127
4.60%, 08/14/2034 210 208
4.70%, 02/27/2033 120 121
4.70%, 02/09/2034 155 155
4.75%, 02/12/2030 95 97
4.88%, 02/27/2053 115 105
5.00%, 02/09/2054 155 145
5.05%, 08/14/2054 210 197
5.60%, 02/12/2065 255 258
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 121
4.88%, 04/15/2035 60 60
5.38%, 04/15/2034
(d)
500 522
Johnson & Johnson
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 181
4.50%, 03/01/2027 190 192
4.55%, 03/01/2028 90 91
4.80%, 06/01/2029 255 262
4.95%, 06/01/2034
(d)
130 135
McKesson Corp
4.65%, 05/30/2030 105 106
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 216
Merck & Co Inc
1.70%, 06/10/2027 170 163
2.15%, 12/10/2031 190 166
2.35%, 06/24/2040 135 95
3.60%, 09/15/2042 100 79
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 101
4.00%, 03/07/2049 170 135
4.15%, 05/18/2043 200 171
4.50%, 05/17/2033 145 145
5.00%, 05/17/2053 295 271

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp
3.80%, 09/18/2029 $ 110 $ 109
4.20%, 09/18/2034 110 106
4.40%, 05/06/2044 175 156
4.70%, 09/18/2054 110 98
Pfizer Inc
1.70%, 05/28/2030 195 173
2.55%, 05/28/2040 225 161
2.63%, 04/01/2030 160 149
2.70%, 05/28/2050 190 118
4.00%, 03/15/2049 140 110
4.40%, 05/15/2044 30 26
7.20%, 03/15/2039 176 209
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 445 449
4.65%, 05/19/2030 295 299
4.75%, 05/19/2033 445 444
5.11%, 05/19/2043 145 138
5.30%, 05/19/2053 225 212
5.34%, 05/19/2063 295 274
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 12 12
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 179
3.18%, 07/09/2050 200 131
5.30%, 07/05/2034 295 300
Takeda US Financing Inc
5.90%, 07/07/2055
(e)
200 201
Utah Acquisition Sub Inc
5.25%, 06/15/2046 170 138
Viatris Inc
2.30%, 06/22/2027 120 114
2.70%, 06/22/2030 160 142
3.85%, 06/22/2040 120 89
4.00%, 06/22/2050 160 107
Wyeth LLC
5.95%, 04/01/2037 91 97
6.50%, 02/01/2034 144 161
Zoetis Inc
2.00%, 05/15/2030 350 315
3.00%, 05/15/2050 175 115
3.95%, 09/12/2047 5 4
$ 22,887
Pipelines - 0 .96%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 299
Cheniere Energy Partners LP
5.55%, 10/30/2035
(e),(i)
85 86
5.75%, 08/15/2034 300 308
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 260
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 114
Enbridge Inc
1.60%, 10/04/2026 60 58
2.50%, 08/01/2033 125 104
3.13%, 11/15/2029 155 146
3.40%, 08/01/2051 195 129
4.60%, 06/20/2028 95 96
5.30%, 04/05/2029 150 154
5.50%, 12/01/2046 30 29
5.55%, 06/20/2035 105 107
5.70%, 03/08/2033 155 161
5.90%, 11/15/2026 275 280
5.95%, 04/05/2054 150 148
6.70%, 11/15/2053 150 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/2030 $ 160 $ 153
4.95%, 01/15/2043 200 171
5.00%, 05/15/2044 350 302
5.25%, 04/15/2029 200 205
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
5.55%, 05/15/2034 155 157
5.70%, 04/01/2035 225 229
5.75%, 02/15/2033 155 161
6.05%, 09/01/2054 195 187
6.10%, 12/01/2028 295 310
6.13%, 12/15/2045 300 295
6.25%, 04/15/2049 250 247
6.40%, 12/01/2030 145 156
6.50%, 02/01/2042 202 209
Enterprise Products Operating LLC
3.30%, 02/15/2053 65 43
3.70%, 01/31/2051 250 180
4.25%, 02/15/2048 155 126
4.60%, 01/15/2031 105 106
4.85%, 01/31/2034 155 154
4.85%, 08/15/2042 150 137
4.85%, 03/15/2044 215 194
4.90%, 05/15/2046 200 180
4.95%, 02/15/2035 110 110
5.20%, 01/15/2036 135 136
5.55%, 02/16/2055 110 106
6.13%, 10/15/2039 123 131
6.45%, 09/01/2040 177 194
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 174
5.00%, 03/01/2043 100 89
6.38%, 03/01/2041 128 132
6.50%, 09/01/2039 112 119
6.95%, 01/15/2038 112 124
7.40%, 03/15/2031 177 199
Kinder Morgan Inc
1.75%, 11/15/2026 190 183
2.00%, 02/15/2031 150 131
3.25%, 08/01/2050 155 100
3.60%, 02/15/2051 155 107
5.00%, 02/01/2029 155 157
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 151
5.40%, 02/01/2034 155 157
5.55%, 06/01/2045 50 47
5.85%, 06/01/2035 25 26
5.95%, 08/01/2054
(d)
140 137
MPLX LP
4.13%, 03/01/2027 200 199
4.25%, 12/01/2027 200 199
4.50%, 04/15/2038 220 195
4.70%, 04/15/2048 185 150
4.90%, 04/15/2058 60 48
5.00%, 03/01/2033 150 148
5.20%, 03/01/2047 165 144
5.20%, 12/01/2047 200 174
5.50%, 06/01/2034 150 151
5.50%, 02/15/2049 170 153
5.95%, 04/01/2055 120 114
ONEOK Inc
3.40%, 09/01/2029 100 95
4.25%, 09/24/2027 275 275
4.45%, 09/01/2049 500 383
4.75%, 10/15/2031 260 257
5.55%, 11/01/2026 183 186

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc (continued)
5.70%, 11/01/2054 $ 115 $ 106
5.85%, 11/01/2064 115 107
6.05%, 09/01/2033 305 320
6.63%, 09/01/2053 155 161
Plains All American Pipeline LP
5.95%, 06/15/2035 130 134
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 159
4.50%, 12/15/2026 300 300
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 362
5.88%, 06/30/2026 345 347
Targa Resources Corp
4.90%, 09/15/2030 55 55
5.20%, 07/01/2027 355 360
5.65%, 02/15/2036 55 56
6.13%, 03/15/2033 150 158
6.13%, 05/15/2055 85 83
6.15%, 03/01/2029 150 158
6.50%, 03/30/2034 150 161
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 110
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 299
5.60%, 03/31/2034 300 305
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
5.45%, 11/15/2034 140 137
6.15%, 04/01/2033 150 156
Williams Cos Inc/The
2.60%, 03/15/2031 290 260
3.50%, 10/15/2051 195 134
3.75%, 06/15/2027 200 198
4.90%, 03/15/2029 155 157
5.10%, 09/15/2045 180 163
5.30%, 08/15/2028 200 205
5.30%, 08/15/2052 175 160
5.65%, 03/15/2033 155 161
6.00%, 03/15/2055 105 105
6.30%, 04/15/2040 173 184
$ 18,025
Private Equity - 0 .05%
Brookfield Finance Inc
2.72%, 04/15/2031 190 172
3.50%, 03/30/2051 165 112
3.90%, 01/25/2028 400 395
5.68%, 01/15/2035 150 154
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 108
$ 941
Regional Authority - 0 .25%
Province of Alberta Canada
1.30%, 07/22/2030 300 263
3.30%, 03/15/2028 135 133
4.50%, 06/26/2029 150 153
Province of British Columbia Canada
0.90%, 07/20/2026 170 165
1.30%, 01/29/2031 185 159
4.20%, 07/06/2033 200 196
4.70%, 01/24/2028 260 265
4.75%, 06/12/2034 200 203
4.80%, 11/15/2028 150 154
4.80%, 06/11/2035 225 228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 95 $ 88
4.30%, 07/27/2033 150 148
Province of Ontario Canada
1.13%, 10/07/2030 225 194
2.13%, 01/21/2032 220 193
3.10%, 05/19/2027 310 305
3.70%, 09/17/2029 275 272
4.20%, 01/18/2029 150 152
4.70%, 01/15/2030 260 268
4.85%, 06/11/2035 110 112
Province of Quebec Canada
1.35%, 05/28/2030 180 159
3.63%, 04/13/2028 300 298
4.25%, 09/05/2034
(d)
140 137
4.50%, 04/03/2029 305 311
4.50%, 09/08/2033 150 150
7.50%, 09/15/2029 64 73
$ 4,779
REITs - 0 .92%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 200
2.75%, 12/15/2029 80 74
2.95%, 03/15/2034 195 164
3.00%, 05/18/2051 190 115
3.38%, 08/15/2031 115 106
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 81
5.15%, 04/15/2053 150 131
American Homes 4 Rent LP
4.95%, 06/15/2030 75 76
American Tower Corp
1.88%, 10/15/2030 165 143
2.90%, 01/15/2030 160 149
2.95%, 01/15/2051 180 114
3.38%, 10/15/2026 500 494
3.65%, 03/15/2027 200 198
3.70%, 10/15/2049 165 121
5.25%, 07/15/2028 150 154
5.65%, 03/15/2033 155 162
5.90%, 11/15/2033 150 158
AvalonBay Communities Inc
1.90%, 12/01/2028 200 185
2.30%, 03/01/2030 160 146
5.00%, 02/15/2033 155 157
5.00%, 08/01/2035
(e)
105 104
5.35%, 06/01/2034 150 154
Boston Properties LP
2.55%, 04/01/2032 155 131
2.75%, 10/01/2026 275 269
2.90%, 03/15/2030 215 198
COPT Defense Properties LP
2.75%, 04/15/2031 195 172
Crown Castle Inc
1.05%, 07/15/2026 380 366
2.50%, 07/15/2031 190 166
2.90%, 04/01/2041 190 136
3.10%, 11/15/2029 150 141
3.25%, 01/15/2051 185 121
3.30%, 07/01/2030 155 145
4.00%, 11/15/2049 110 81
4.90%, 09/01/2029 95 96
5.00%, 01/11/2028 150 151
5.10%, 05/01/2033 145 144
CubeSmart LP
2.00%, 02/15/2031 125 108
2.25%, 12/15/2028 200 186

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
4.45%, 07/15/2028 $ 250 $ 250
5.55%, 01/15/2028 120 123
Equinix Inc
1.80%, 07/15/2027 160 153
2.50%, 05/15/2031 195 173
3.20%, 11/18/2029 260 247
3.40%, 02/15/2052 195 130
ERP Operating LP
2.50%, 02/15/2030 125 115
4.65%, 09/15/2034 105 102
Essex Portfolio LP
1.70%, 03/01/2028 190 177
3.00%, 01/15/2030 170 159
4.00%, 03/01/2029 150 148
5.50%, 04/01/2034 140 143
Extra Space Storage LP
2.20%, 10/15/2030 85 75
2.40%, 10/15/2031 195 169
5.40%, 02/01/2034 155 157
5.40%, 06/15/2035 100 101
5.50%, 07/01/2030 150 156
Federal Realty OP LP
4.50%, 12/01/2044 250 211
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 163
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 146
Healthpeak OP LLC
2.13%, 12/01/2028 165 153
3.00%, 01/15/2030 150 141
5.25%, 12/15/2032 75 76
6.75%, 02/01/2041 150 165
Kilroy Realty LP
2.50%, 11/15/2032
(d)
165 133
Kimco Realty OP LLC
2.25%, 12/01/2031 195 169
2.70%, 10/01/2030 165 151
3.70%, 10/01/2049 165 120
4.60%, 02/01/2033 175 173
5.30%, 02/01/2036 105 106
6.40%, 03/01/2034 115 125
Mid-America Apartments LP
1.70%, 02/15/2031 125 107
5.30%, 02/15/2032 150 155
NNN REIT Inc
4.60%, 02/15/2031
(e)
105 104
4.80%, 10/15/2048 200 172
Prologis LP
1.75%, 07/01/2030 160 141
2.13%, 04/15/2027 145 140
2.88%, 11/15/2029 75 71
3.00%, 04/15/2050 110 71
4.00%, 09/15/2028 200 199
4.88%, 06/15/2028 150 153
5.25%, 05/15/2035 105 106
5.25%, 03/15/2054 145 136
Public Storage Operating Co
1.85%, 05/01/2028 380 357
5.00%, 07/01/2035 105 105
5.10%, 08/01/2033 150 154
5.13%, 01/15/2029 150 155
Realty Income Corp
2.10%, 03/15/2028 190 180
2.20%, 06/15/2028 180 170
3.10%, 12/15/2029 195 185
3.25%, 01/15/2031 165 155
4.75%, 02/15/2029 155 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp (continued)
4.85%, 03/15/2030 $ 150 $ 153
4.90%, 07/15/2033 150 150
5.38%, 09/01/2054 140 134
Simon Property Group LP
1.75%, 02/01/2028 190 179
2.45%, 09/13/2029 140 130
2.65%, 02/01/2032 200 176
3.25%, 11/30/2026 250 246
3.25%, 09/13/2049 140 94
4.25%, 11/30/2046 130 106
4.75%, 09/26/2034 135 131
6.75%, 02/01/2040 25 28
UDR Inc
2.10%, 08/01/2032 285 236
3.20%, 01/15/2030 165 156
Ventas Realty LP
3.00%, 01/15/2030 200 188
5.10%, 07/15/2032 105 106
5.63%, 07/01/2034 150 155
5.70%, 09/30/2043 150 146
VICI Properties LP
4.75%, 04/01/2028 55 55
5.13%, 11/15/2031 265 265
Welltower OP LLC
2.75%, 01/15/2032 195 174
4.13%, 03/15/2029 300 298
4.50%, 07/01/2030 105 105
Weyerhaeuser Co
7.38%, 03/15/2032 85 96
$ 17,350
Retail - 0 .60%
AutoZone Inc
1.65%, 01/15/2031 165 141
3.75%, 06/01/2027 250 248
5.10%, 07/15/2029 300 307
Costco Wholesale Corp
1.38%, 06/20/2027 155 148
Dollar Tree Inc
4.20%, 05/15/2028 185 183
Home Depot Inc/The
1.88%, 09/15/2031 195 168
2.13%, 09/15/2026 125 122
2.38%, 03/15/2051 190 107
2.75%, 09/15/2051 195 119
2.88%, 04/15/2027 195 191
2.95%, 06/15/2029 220 211
3.50%, 09/15/2056
(d)
305 212
3.90%, 06/15/2047 30 24
4.20%, 04/01/2043 260 222
4.25%, 04/01/2046 340 285
4.40%, 03/15/2045 160 138
4.85%, 06/25/2031 170 174
4.88%, 06/25/2027 150 152
4.95%, 09/30/2026 155 157
4.95%, 06/25/2034 300 304
4.95%, 09/15/2052 160 146
5.30%, 06/25/2054 300 288
Lowe's Cos Inc
1.30%, 04/15/2028 165 153
1.70%, 10/15/2030 165 144
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 250 245
3.65%, 04/05/2029 125 122
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 184
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 153

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc (continued)
4.38%, 09/15/2045 $ 300 $ 248
5.00%, 04/15/2033 160 162
5.00%, 04/15/2040 160 150
5.63%, 04/15/2053 160 154
5.75%, 07/01/2053 155 152
McDonald's Corp
2.13%, 03/01/2030 160 145
2.63%, 09/01/2029 210 197
3.50%, 07/01/2027 160 158
3.63%, 09/01/2049 115 83
3.70%, 02/15/2042 128 102
4.60%, 05/15/2030 100 101
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 225
4.95%, 08/14/2033 305 311
5.15%, 09/09/2052 325 298
6.30%, 10/15/2037 262 287
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 73
4.35%, 06/01/2028 300 301
Starbucks Corp
2.00%, 03/12/2027 160 154
3.00%, 02/14/2032 135 122
4.45%, 08/15/2049 300 245
4.80%, 05/15/2030 120 122
4.80%, 02/15/2033 165 165
Target Corp
1.95%, 01/15/2027 150 145
2.35%, 02/15/2030 160 148
2.95%, 01/15/2052 175 111
4.50%, 09/15/2032 120 119
4.50%, 09/15/2034 135 131
4.80%, 01/15/2053 150 132
Walmart Inc
1.05%, 09/17/2026 185 179
1.50%, 09/22/2028 95 88
2.50%, 09/22/2041 195 138
2.95%, 09/24/2049 145 98
3.90%, 04/15/2028 225 225
3.95%, 06/28/2038 185 170
4.10%, 04/28/2027 110 110
4.10%, 04/15/2033 95 93
4.50%, 09/09/2052 235 205
4.90%, 04/28/2035 110 111
$ 11,322
Semiconductors - 0 .70%
Analog Devices Inc
2.10%, 10/01/2031 135 118
2.80%, 10/01/2041 195 142
4.25%, 06/15/2028 55 55
4.50%, 06/15/2030 55 56
5.30%, 04/01/2054 150 145
Applied Materials Inc
1.75%, 06/01/2030 160 142
3.30%, 04/01/2027 35 35
4.35%, 04/01/2047 40 34
4.80%, 06/15/2029 120 123
5.10%, 10/01/2035 250 258
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 225 223
Broadcom Inc
1.95%, 02/15/2028
(i)
150 142
2.60%, 02/15/2033
(i)
405 346
3.14%, 11/15/2035
(i)
640 540
3.19%, 11/15/2036
(i)
14 12
3.42%, 04/15/2033
(i)
460 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
3.47%, 04/15/2034
(i)
$ 350 $ 313
3.50%, 02/15/2041
(i)
200 159
3.75%, 02/15/2051
(i)
50 37
4.15%, 02/15/2028 135 135
4.15%, 11/15/2030 271 267
4.30%, 11/15/2032 185 179
4.35%, 02/15/2030 210 209
4.55%, 02/15/2032 75 74
4.75%, 04/15/2029 370 374
5.15%, 11/15/2031 75 77
5.20%, 04/15/2032 255 262
Intel Corp
2.00%, 08/12/2031 190 163
2.45%, 11/15/2029 310 283
3.05%, 08/12/2051 190 113
3.15%, 05/11/2027 120 118
3.20%, 08/12/2061 190 108
3.25%, 11/15/2049 155 98
3.73%, 12/08/2047 240 169
3.75%, 03/25/2027 160 158
3.75%, 08/05/2027 175 173
4.00%, 08/05/2029 205 201
4.00%, 12/15/2032 200 188
4.15%, 08/05/2032 175 166
4.25%, 12/15/2042
(d)
200 161
4.60%, 03/25/2040 160 141
4.80%, 10/01/2041 77 67
5.20%, 02/10/2033 130 131
5.60%, 02/21/2054 225 206
5.63%, 02/10/2043 130 124
5.70%, 02/10/2053 255 237
KLA Corp
4.70%, 02/01/2034 155 154
4.95%, 07/15/2052 355 324
Lam Research Corp
1.90%, 06/15/2030 155 138
2.88%, 06/15/2050 235 152
Marvell Technology Inc
2.45%, 04/15/2028 380 361
4.75%, 07/15/2030 45 45
4.88%, 06/22/2028 300 304
5.45%, 07/15/2035 35 35
Micron Technology Inc
2.70%, 04/15/2032 290 252
4.66%, 02/15/2030 115 115
5.30%, 01/15/2031 90 92
5.80%, 01/15/2035 125 129
6.05%, 11/01/2035 110 115
NVIDIA Corp
1.55%, 06/15/2028 190 178
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 340
3.13%, 02/15/2042 195 138
3.15%, 05/01/2027 80 78
3.25%, 05/11/2041 195 143
4.40%, 06/01/2027 220 220
QUALCOMM Inc
1.30%, 05/20/2028
(d)
101 94
1.65%, 05/20/2032 170 141
3.25%, 05/20/2027 320 316
4.50%, 05/20/2030 105 106
4.65%, 05/20/2035 115 114
4.80%, 05/20/2045 215 196
6.00%, 05/20/2053 155 163

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc
1.75%, 05/04/2030 $ 125 $ 112
4.15%, 05/15/2048 105 87
4.50%, 05/23/2030 105 106
4.60%, 02/15/2028 150 152
4.90%, 03/14/2033 150 154
5.00%, 03/14/2053 155 143
5.15%, 02/08/2054 155 146
$ 13,222
Software - 0 .59%
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 168
3.10%, 03/01/2041 90 66
5.10%, 07/15/2032 130 132
Fiserv Inc
3.50%, 07/01/2029 310 299
4.75%, 03/15/2030 95 96
5.15%, 08/12/2034 45 45
5.35%, 03/15/2031 155 161
5.45%, 03/02/2028 365 375
5.63%, 08/21/2033 155 161
Intuit Inc
5.13%, 09/15/2028 150 155
5.25%, 09/15/2026 305 308
5.50%, 09/15/2053 110 109
Microsoft Corp
2.40%, 08/08/2026 55 54
2.53%, 06/01/2050 392 242
2.68%, 06/01/2060 459 271
3.30%, 02/06/2027 80 79
3.45%, 08/08/2036 358 322
Oracle Corp
2.30%, 03/25/2028 385 365
2.65%, 07/15/2026 250 245
2.80%, 04/01/2027 250 244
2.88%, 03/25/2031 195 178
2.95%, 04/01/2030 150 140
3.60%, 04/01/2040 150 120
3.60%, 04/01/2050 150 105
3.65%, 03/25/2041 195 154
3.80%, 11/15/2037 250 214
3.90%, 05/15/2035 600 541
3.95%, 03/25/2051 195 144
4.00%, 07/15/2046 430 332
4.10%, 03/25/2061 190 137
4.20%, 09/27/2029 135 134
4.30%, 07/08/2034 315 299
4.38%, 05/15/2055 410 321
4.50%, 05/06/2028 130 131
4.65%, 05/06/2030 265 267
4.70%, 09/27/2034 135 131
5.25%, 02/03/2032 255 262
5.38%, 09/27/2054 135 123
5.50%, 09/27/2064 135 123
5.55%, 02/06/2053 125 118
6.00%, 08/03/2055 255 255
6.13%, 08/03/2065 255 255
6.15%, 11/09/2029 55 59
6.25%, 11/09/2032 115 124
6.90%, 11/09/2052 115 128
Roper Technologies Inc
1.40%, 09/15/2027 165 155
2.95%, 09/15/2029 95 90
4.75%, 02/15/2032 85 85
4.90%, 10/15/2034 85 84
Salesforce Inc
2.70%, 07/15/2041 190 137
2.90%, 07/15/2051 195 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Synopsys Inc
4.65%, 04/01/2028 $ 245 $ 247
4.85%, 04/01/2030 120 122
5.15%, 04/01/2035 245 247
5.70%, 04/01/2055 85 85
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 152
VMware LLC
1.40%, 08/15/2026 370 358
1.80%, 08/15/2028 285 264
2.20%, 08/15/2031 385 334
$ 11,177
Sovereign - 1 .37%
Canada Government International Bond
3.75%, 04/26/2028 265 265
4.00%, 03/18/2030 375 378
4.63%, 04/30/2029 305 314
Chile Government International Bond
2.45%, 01/31/2031 270 241
2.55%, 01/27/2032 275 242
2.75%, 01/31/2027 200 195
3.10%, 05/07/2041 250 186
3.24%, 02/06/2028 200 194
3.86%, 06/21/2047 300 231
4.00%, 01/31/2052 200 154
4.95%, 01/05/2036 276 270
Export Development Canada
3.75%, 09/07/2027 135 135
3.88%, 02/14/2028 305 306
4.00%, 06/20/2030 225 228
4.13%, 02/13/2029 305 308
4.75%, 06/05/2034 150 155
Export-Import Bank of Korea
1.38%, 02/09/2031 200 172
2.13%, 01/18/2032 200 172
4.00%, 09/11/2029 275 273
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 198
5.13%, 09/18/2028 200 206
Indonesia Government International Bond
2.15%, 07/28/2031 200 174
2.85%, 02/14/2030 400 375
3.05%, 03/12/2051 200 132
3.50%, 01/11/2028 200 197
4.15%, 09/20/2027 200 200
4.20%, 10/15/2050 250 201
4.55%, 01/11/2028 200 202
4.75%, 02/11/2029 200 203
4.75%, 09/10/2034 200 196
5.10%, 02/10/2054 200 186
5.15%, 09/10/2054
(d)
200 188
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 200 141
4.50%, 01/30/2043 200 165
5.38%, 02/19/2030 200 204
5.50%, 03/12/2034 230 233
5.75%, 03/12/2054 230 213
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 172
1.88%, 04/15/2031 200 177
2.13%, 02/16/2029 200 188
2.25%, 11/04/2026 200 195
4.63%, 07/22/2027 260 263
4.63%, 07/19/2028 200 204
4.63%, 04/17/2034 200 203
4.88%, 10/18/2028 200 206

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan International Cooperation Agency
4.75%, 05/21/2029 $ 200 $ 205
Korea International Bond
1.00%, 09/16/2030 200 172
3.88%, 09/20/2048 250 206
Mexico Government International Bond
2.66%, 05/24/2031 400 346
3.25%, 04/16/2030 200 184
3.50%, 02/12/2034 200 168
3.75%, 01/11/2028 250 245
3.75%, 04/19/2071 200 113
3.77%, 05/24/2061 200 118
4.50%, 04/22/2029 300 295
4.50%, 01/31/2050 200 145
4.60%, 02/10/2048 450 334
4.75%, 03/08/2044 276 217
5.55%, 01/21/2045
(d)
300 268
5.85%, 07/02/2032
(e)
200 202
6.00%, 05/07/2036 280 276
6.05%, 01/11/2040 264 252
6.34%, 05/04/2053 200 183
6.35%, 02/09/2035 200 204
6.40%, 05/07/2054 300 276
6.88%, 05/13/2037 260 271
7.38%, 05/13/2055 260 268
Panama Government International Bond
2.25%, 09/29/2032 200 152
3.30%, 01/19/2033 200 163
3.87%, 07/23/2060 340 193
4.30%, 04/29/2053 200 129
4.50%, 05/15/2047 200 138
4.50%, 04/16/2050 200 135
6.70%, 01/26/2036 224 222
6.85%, 03/28/2054 200 183
Peruvian Government International Bond
1.86%, 12/01/2032 200 159
2.78%, 01/23/2031 145 130
2.78%, 12/01/2060 180 96
3.30%, 03/11/2041 170 126
3.55%, 03/10/2051 200 137
5.50%, 03/30/2036 220 220
5.63%, 11/18/2050 203 193
5.88%, 08/08/2054 145 140
6.55%, 03/14/2037 126 137
8.75%, 11/21/2033 192 235
Philippine Government International Bond
2.46%, 05/05/2030 500 457
2.65%, 12/10/2045 200 130
3.20%, 07/06/2046 200 141
3.70%, 02/02/2042 230 184
4.75%, 03/05/2035 275 269
5.00%, 07/17/2033 200 202
5.50%, 02/04/2035 200 207
5.50%, 01/17/2048 200 195
5.60%, 05/14/2049 200 196
9.50%, 02/02/2030 400 482
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 187
3.88%, 05/06/2051 400 274
5.38%, 06/15/2033 130 136
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 326
4.88%, 10/04/2033 300 298
5.13%, 09/18/2034 200 201
5.50%, 03/18/2054 310 287
State of Israel
2.50%, 01/15/2030 200 181
3.38%, 01/15/2050 200 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Svensk Exportkredit AB
3.75%, 09/13/2027 $ 275 $ 275
4.13%, 06/14/2028 295 297
4.88%, 09/14/2026 305 308
Tennessee Valley Authority
2.88%, 02/01/2027 250 246
3.50%, 12/15/2042 200 163
3.88%, 03/15/2028 230 231
4.25%, 09/15/2065 100 81
4.63%, 09/15/2060 190 165
4.88%, 05/15/2035 110 112
5.25%, 09/15/2039 126 131
5.38%, 04/01/2056 154 153
5.88%, 04/01/2036 200 221
Uruguay Government International Bond
4.13%, 11/20/2045 100 85
4.38%, 10/27/2027 390 391
4.98%, 04/20/2055 100 88
5.10%, 06/18/2050 365 337
5.44%, 02/14/2037 130 133
5.75%, 10/28/2034 150 158
$ 25,748
Supranational Bank - 1 .33%
African Development Bank
0.88%, 07/22/2026 185 179
3.50%, 09/18/2029 150 148
3.88%, 06/12/2028 110 110
4.00%, 03/18/2030 250 252
4.13%, 02/25/2027 150 151
4.38%, 03/14/2028 180 183
4.63%, 01/04/2027 210 212
Asian Development Bank
1.25%, 06/09/2028 100 93
1.50%, 01/20/2027 400 386
1.50%, 03/04/2031 195 171
1.75%, 09/19/2029 325 299
1.88%, 03/15/2029 190 178
2.75%, 01/19/2028 250 244
3.13%, 08/20/2027 355 350
3.13%, 04/27/2032 165 156
3.63%, 08/28/2029 220 219
3.75%, 04/25/2028 150 150
3.88%, 09/28/2032 100 99
3.88%, 06/14/2033 145 143
4.00%, 01/12/2033 150 149
4.13%, 01/12/2027 300 301
4.13%, 05/30/2030 225 228
4.38%, 01/14/2028 130 132
4.38%, 03/06/2029 310 316
4.38%, 03/22/2035 180 182
4.50%, 08/25/2028 365 373
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 160 160
4.13%, 01/18/2029 175 177
4.50%, 01/16/2030 260 267
4.50%, 05/21/2035 65 66
4.88%, 09/14/2026 305 308
Council Of Europe Development Bank
3.63%, 01/26/2028 150 149
4.50%, 01/15/2030 195 200
4.63%, 06/11/2027 150 152
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 152
4.38%, 03/09/2028 245 249

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
0.63%, 10/21/2027 $ 135 $ 126
0.75%, 10/26/2026 190 182
1.25%, 02/14/2031 355 308
1.38%, 03/15/2027 400 384
1.63%, 05/13/2031 120 106
1.75%, 03/15/2029 200 186
2.38%, 05/24/2027 150 146
3.25%, 11/15/2027 325 321
3.63%, 07/15/2030 300 297
3.75%, 11/15/2029 240 240
3.75%, 02/14/2033 305 299
3.88%, 03/15/2028 280 281
3.88%, 06/15/2028 340 341
4.00%, 02/15/2029 335 338
4.13%, 02/13/2034 305 303
4.25%, 08/16/2032 335 339
4.38%, 03/19/2027 235 237
4.38%, 10/10/2031 300 306
4.50%, 10/16/2028 305 312
4.50%, 03/14/2030 215 221
4.63%, 02/12/2035
(d)
230 237
4.75%, 06/15/2029 305 316
Inter-American Development Bank
0.63%, 09/16/2027 165 154
1.13%, 07/20/2028 195 180
1.13%, 01/13/2031 385 332
1.50%, 01/13/2027 200 193
2.38%, 07/07/2027 300 292
3.13%, 09/18/2028 250 245
3.50%, 09/14/2029 320 316
3.50%, 04/12/2033 150 144
3.75%, 06/14/2030 225 224
4.00%, 01/12/2028 150 151
4.13%, 02/15/2029 305 308
4.38%, 02/01/2027 300 302
4.38%, 07/17/2034 145 146
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 260 267
4.50%, 09/13/2033 200 204
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 365 340
0.75%, 08/26/2030 385 329
0.88%, 07/15/2026 330 320
1.25%, 02/10/2031 385 333
1.38%, 04/20/2028 480 450
1.63%, 11/03/2031 385 334
1.75%, 10/23/2029 550 505
2.50%, 03/29/2032 255 232
3.13%, 06/15/2027 345 341
3.50%, 07/12/2028 450 447
3.63%, 05/05/2028 110 110
3.63%, 09/21/2029 315 313
3.88%, 10/16/2029 265 266
3.88%, 02/14/2030 305 305
3.88%, 08/28/2034 140 136
4.00%, 08/27/2026 140 140
4.00%, 07/25/2030 225 226
4.00%, 01/10/2031 300 301
4.00%, 05/06/2032 170 170
4.13%, 03/20/2030 365 369
4.50%, 04/10/2031 235 242
4.63%, 08/01/2028 300 307
4.63%, 01/15/2032 260 269
4.75%, 11/14/2033 200 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Finance Corp
3.88%, 07/02/2030 $ 200 $ 200
4.25%, 07/02/2029 300 305
4.38%, 01/15/2027 105 106
4.50%, 01/21/2028 140 143
4.50%, 07/13/2028 120 123
Nordic Investment Bank
3.38%, 09/08/2027 325 322
4.25%, 02/28/2029 200 203
$ 25,079
Telecommunications - 1 .15%
America Movil SAB de CV
4.38%, 04/22/2049 250 205
5.00%, 01/20/2033 200 200
6.13%, 03/30/2040 102 106
6.38%, 03/01/2035 200 218
AT&T Inc
1.65%, 02/01/2028 330 310
2.25%, 02/01/2032 240 207
2.30%, 06/01/2027 235 227
2.75%, 06/01/2031 310 281
2.95%, 07/15/2026 20 20
3.10%, 02/01/2043 240 173
3.50%, 06/01/2041 310 243
3.50%, 09/15/2053 629 426
3.55%, 09/15/2055 783 528
3.65%, 06/01/2051 395 281
3.65%, 09/15/2059 757 508
3.80%, 02/15/2027 40 40
4.10%, 02/15/2028 81 81
4.25%, 03/01/2027 230 230
4.30%, 12/15/2042 221 186
4.35%, 03/01/2029 500 501
4.35%, 06/15/2045 260 216
4.50%, 03/09/2048 290 241
5.38%, 08/15/2035 105 107
5.40%, 02/15/2034 295 303
6.05%, 08/15/2056 105 107
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 155 155
British Telecommunications PLC
9.62%, 12/15/2030 327 402
Cisco Systems Inc
2.50%, 09/20/2026 245 241
4.80%, 02/26/2027 305 309
4.95%, 02/24/2032 225 231
5.05%, 02/26/2034 305 312
5.30%, 02/26/2054 305 296
5.50%, 01/15/2040 170 176
Corning Inc
4.38%, 11/15/2057
(d)
300 241
4.75%, 03/15/2042 102 91
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 391 462
Juniper Networks Inc
2.00%, 12/10/2030 185 161
Motorola Solutions Inc
4.85%, 08/15/2030 105 106
5.20%, 08/15/2032 105 107
Orange SA
5.38%, 01/13/2042 102 99
Rogers Communications Inc
3.20%, 03/15/2027 395 387
3.70%, 11/15/2049 225 165
3.80%, 03/15/2032 195 181
5.00%, 02/15/2029 155 157
5.00%, 03/15/2044 200 178

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Capital Corp
6.88%, 11/15/2028 $ 295 $ 317
Telefonica Emisiones SA
5.21%, 03/08/2047 360 318
7.05%, 06/20/2036 545 605
T-Mobile USA Inc
2.05%, 02/15/2028 320 302
2.25%, 11/15/2031 175 152
2.40%, 03/15/2029 310 289
2.55%, 02/15/2031 245 219
3.00%, 02/15/2041 170 124
3.30%, 02/15/2051 310 206
3.40%, 10/15/2052 260 174
3.75%, 04/15/2027 295 292
3.88%, 04/15/2030 295 286
4.20%, 10/01/2029 135 134
4.38%, 04/15/2040 150 133
4.50%, 04/15/2050 145 120
4.80%, 07/15/2028 150 152
4.95%, 03/15/2028 90 91
5.05%, 07/15/2033 150 151
5.13%, 05/15/2032 235 240
5.15%, 04/15/2034 155 157
5.20%, 01/15/2033 125 127
5.25%, 06/15/2055 135 123
5.50%, 01/15/2055 155 147
5.65%, 01/15/2053 135 131
5.75%, 01/15/2034 150 157
5.75%, 01/15/2054 150 147
6.00%, 06/15/2054 150 153
Verizon Communications Inc
1.50%, 09/18/2030 225 194
1.68%, 10/30/2030
(d)
223 193
1.75%, 01/20/2031 360 310
2.10%, 03/22/2028 290 275
2.36%, 03/15/2032 180 155
2.55%, 03/21/2031 385 345
2.65%, 11/20/2040 135 95
2.88%, 11/20/2050 360 224
2.99%, 10/30/2056 382 230
3.00%, 11/20/2060 80 47
3.40%, 03/22/2041 385 297
3.55%, 03/22/2051 385 275
3.70%, 03/22/2061 190 131
3.85%, 11/01/2042 275 219
4.13%, 03/16/2027 300 300
4.33%, 09/21/2028 500 502
4.40%, 11/01/2034 750 712
4.50%, 08/10/2033 360 350
4.81%, 03/15/2039 185 174
5.25%, 04/02/2035 120 121
Vodafone Group PLC
4.25%, 09/17/2050 165 129
5.63%, 02/10/2053 150 141
5.75%, 06/28/2054 150 144
5.88%, 06/28/2064 150 144
6.15%, 02/27/2037 72 77
$ 21,633
Transportation - 0 .49%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 200 133
3.30%, 09/15/2051 200 139
3.55%, 02/15/2050 115 85
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 84
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 336
5.20%, 04/15/2054 150 142
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.50%, 03/15/2055 $ 150 $ 149
5.80%, 03/15/2056 105 108
Canadian National Railway Co
2.45%, 05/01/2050 65 38
3.65%, 02/03/2048 75 57
3.85%, 08/05/2032 175 166
4.38%, 09/18/2034 110 106
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 376
3.00%, 12/02/2041 190 138
3.10%, 12/02/2051 190 125
4.80%, 03/30/2030 85 86
4.80%, 09/15/2035 285 278
CSX Corp
2.40%, 02/15/2030 65 60
3.25%, 06/01/2027 40 39
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 99
3.80%, 11/01/2046 30 23
4.25%, 11/01/2066 200 154
4.30%, 03/01/2048 105 87
4.50%, 11/15/2052 155 131
4.75%, 05/30/2042 137 125
4.90%, 03/15/2055 135 121
5.20%, 11/15/2033 150 155
FedEx Corp
3.10%, 08/05/2029
(i)
315 299
3.88%, 08/01/2042
(i)
100 76
4.40%, 01/15/2047
(i)
205 161
4.55%, 04/01/2046
(i)
400 322
4.75%, 11/15/2045
(i)
130 108
Norfolk Southern Corp
2.30%, 05/15/2031 195 173
2.55%, 11/01/2029 155 144
2.90%, 08/25/2051 190 119
3.94%, 11/01/2047 198 155
4.15%, 02/28/2048 200 161
4.45%, 03/01/2033 150 147
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 92
5.35%, 08/01/2054 120 115
Ryder System Inc
2.90%, 12/01/2026 150 147
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 142
Union Pacific Corp
2.15%, 02/05/2027 230 223
2.38%, 05/20/2031 195 175
2.80%, 02/14/2032 185 167
2.89%, 04/06/2036 210 174
3.20%, 05/20/2041 195 149
3.38%, 02/14/2042 190 148
3.80%, 10/01/2051 182 137
3.80%, 04/06/2071 175 120
3.84%, 03/20/2060 375 270
4.50%, 01/20/2033 160 159
4.95%, 09/09/2052
(d)
160 147
5.60%, 12/01/2054 125 124
United Parcel Service Inc
2.50%, 09/01/2029 125 117
3.40%, 09/01/2049 220 154
4.65%, 10/15/2030 105 106
4.88%, 03/03/2033
(d)
110 112
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 100
5.15%, 05/22/2034 150 154
5.20%, 04/01/2040 125 123

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc (continued)
5.50%, 05/22/2054 $ 150 $ 145
5.95%, 05/14/2055 105 108
6.20%, 01/15/2038 23 25
$ 9,256
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 380 323
5.50%, 06/15/2035 100 101
$ 424
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 171
3.25%, 06/01/2051 195 132
3.75%, 09/01/2047 180 137
4.45%, 06/01/2032 110 109
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 167
5.30%, 05/01/2052 185 168
5.38%, 01/15/2034 155 157
$ 1,047
TOTAL BONDS $ 541,516
MUNICIPAL BONDS - 0 .57%
Principal
Amount (000's) Value (000's)
California - 0 .16%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 315
6.92%, 04/01/2040 60 67
California State University
2.98%, 11/01/2051 160 107
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 63
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 158
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 266
San Diego County Water Authority
6.14%, 05/01/2049 260 267
State of California
3.50%, 04/01/2028 165 163
7.30%, 10/01/2039 375 434
7.35%, 11/01/2039 500 581
7.60%, 11/01/2040 180 217
7.63%, 03/01/2040 280 335
$ 2,973
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 384
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 142 154
7.06%, 04/01/2057 186 206
$ 360
Illinois - 0 .07%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 183 203
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 72
County of Cook IL
6.23%, 11/15/2034 102 108
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois
5.10%, 06/01/2033 $ 873 $ 875
7.35%, 07/01/2035 55 59
$ 1,317
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 739
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 229
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 168
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 131
$ 1,267
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 85 92
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 270
5.95%, 06/15/2042 125 128
New York State Dormitory Authority
5.60%, 03/15/2040 435 442
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 336
4.96%, 08/01/2046 300 282
6.04%, 12/01/2029 50 54
$ 1,629
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 66
Ohio State University/The
4.91%, 06/01/2040 125 121
$ 187
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 500 505
Texas - 0 .10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 136
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 45
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 77
Dallas County Hospital District
5.62%, 08/15/2044 83 83
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 296
State of Texas
4.68%, 04/01/2040 100 97
5.52%, 04/01/2039 405 417
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 637
$ 1,839

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 0 .00%
State of Utah
3.54%, 07/01/2025 $ 59 $ 59
Wisconsin - 0 .00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
90 91
TOTAL MUNICIPAL BONDS $ 10,639
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .10%
2.00%, 08/01/2029 $ 85 $ 81
2.00%, 03/01/2032 55 52
2.50%, 10/01/2027 13 13
2.50%, 03/01/2028 44 43
2.50%, 06/01/2028 27 27
2.50%, 06/01/2028 68 66
2.50%, 07/01/2028 49 47
2.50%, 10/01/2028 24 23
2.50%, 10/01/2028 44 43
2.50%, 10/01/2029 69 67
2.50%, 12/01/2029 86 83
2.50%, 09/01/2030 165 160
2.50%, 01/01/2031 187 180
2.50%, 01/01/2031 20 19
2.50%, 02/01/2031 21 20
2.50%, 03/01/2031 57 55
2.50%, 12/01/2031 76 73
2.50%, 12/01/2031 68 65
2.50%, 02/01/2032 89 85
2.50%, 03/01/2032 118 113
2.50%, 11/01/2032 223 214
2.50%, 02/01/2033 56 54
2.50%, 03/01/2033 157 151
2.50%, 03/01/2033 46 43
2.50%, 04/01/2033 74 71
2.50%, 05/01/2033 31 30
2.50%, 06/01/2033 51 49
2.50%, 11/01/2036 51 47
2.50%, 02/01/2043 71 63
2.50%, 03/01/2043 55 49
3.00%, 01/01/2027 11 11
3.00%, 03/01/2027 8 8
3.00%, 05/01/2027 11 11
3.00%, 10/01/2028 51 50
3.00%, 07/01/2029 70 69
3.00%, 08/01/2029 32 31
3.00%, 10/01/2029 19 19
3.00%, 11/01/2029 33 33
3.00%, 07/01/2030 81 79
3.00%, 09/01/2030 112 110
3.00%, 11/01/2030 32 31
3.00%, 11/01/2030 20 20
3.00%, 01/01/2031 40 39
3.00%, 04/01/2031 93 90
3.00%, 02/01/2032 19 19
3.00%, 05/01/2032 33 32
3.00%, 12/01/2032 147 142
3.00%, 12/01/2032 136 133
3.00%, 01/01/2033 198 193
3.00%, 02/01/2033 113 110
3.00%, 03/01/2033 74 71
3.00%, 04/01/2033 67 65
3.00%, 04/01/2033 54 52
3.00%, 06/01/2033 42 40
3.00%, 09/01/2033 66 63
3.00%, 09/01/2033 60 58
3.00%, 12/01/2034 16 15
3.00%, 01/01/2035 11 10
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 02/01/2035 $ 16 $ 15
3.00%, 05/01/2035 134 127
3.00%, 02/01/2036 31 30
3.00%, 09/01/2036 34 32
3.00%, 02/01/2037 43 41
3.00%, 05/01/2037 44 42
3.00%, 06/01/2037 46 43
3.00%, 07/01/2037 71 68
3.00%, 09/01/2037 15 15
3.00%, 01/01/2043 101 91
3.00%, 01/01/2043 109 99
3.00%, 02/01/2043 486 440
3.00%, 03/01/2043 286 258
3.00%, 05/01/2043 98 89
3.00%, 07/01/2043 275 249
3.00%, 07/01/2043 316 285
3.00%, 08/01/2043 38 35
3.00%, 08/01/2043 54 49
3.00%, 09/01/2043 200 181
3.00%, 10/01/2043 195 176
3.00%, 03/01/2045 169 151
3.00%, 04/01/2045 61 54
3.00%, 06/01/2045 221 196
3.00%, 07/01/2045 130 116
3.00%, 08/01/2045 252 224
3.00%, 12/01/2045 351 311
3.00%, 03/01/2046 150 134
3.00%, 03/01/2046 17 15
3.00%, 04/01/2046 207 184
3.00%, 05/01/2046 54 48
3.00%, 09/01/2046 248 220
3.00%, 10/01/2046 253 226
3.00%, 11/01/2046 266 236
3.00%, 11/01/2046 283 251
3.00%, 11/01/2046 432 384
3.00%, 12/01/2046 358 317
3.00%, 12/01/2046 322 286
3.00%, 01/01/2047 488 434
3.00%, 03/01/2047 487 432
3.00%, 03/01/2048 177 156
3.50%, 10/01/2025 1 1
3.50%, 11/01/2025 2 2
3.50%, 12/01/2026 4 4
3.50%, 01/01/2029 26 26
3.50%, 01/01/2032 27 27
3.50%, 03/01/2032 20 19
3.50%, 04/01/2032 20 20
3.50%, 08/01/2032 16 16
3.50%, 09/01/2033 55 55
3.50%, 01/01/2034 19 19
3.50%, 01/01/2035 44 43
3.50%, 02/01/2035 35 34
3.50%, 07/01/2035 66 64
3.50%, 09/01/2035 84 82
3.50%, 04/01/2037 25 24
3.50%, 06/01/2037 49 47
3.50%, 05/01/2041 7 7
3.50%, 02/01/2042 93 88
3.50%, 04/01/2042 34 32
3.50%, 06/01/2042 78 73
3.50%, 07/01/2042 86 81
3.50%, 07/01/2042 114 107
3.50%, 08/01/2042 109 102
3.50%, 08/01/2042 50 46
3.50%, 06/01/2044 147 137
3.50%, 09/01/2044 84 78
3.50%, 03/01/2045 137 127
3.50%, 06/01/2045 156 145

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 07/01/2045 $ 255 $ 237
3.50%, 09/01/2045 132 123
3.50%, 10/01/2045 152 141
3.50%, 12/01/2045 203 188
3.50%, 01/01/2046 70 65
3.50%, 03/01/2046 637 590
3.50%, 03/01/2046 125 116
3.50%, 04/01/2046 152 141
3.50%, 05/01/2046 165 153
3.50%, 06/01/2046 196 181
3.50%, 08/01/2046 135 126
3.50%, 04/01/2047 202 186
3.50%, 11/01/2047 232 213
3.50%, 11/01/2047 147 135
3.50%, 05/01/2048 26 24
4.00%, 12/01/2030 8 8
4.00%, 08/01/2031 8 8
4.00%, 10/01/2031 13 13
4.00%, 11/01/2031 4 4
4.00%, 12/01/2031 6 6
4.00%, 11/01/2033 19 19
4.00%, 01/01/2034 36 36
4.00%, 07/01/2035 14 14
4.00%, 03/01/2037 61 61
4.00%, 05/01/2038 22 21
4.00%, 02/01/2041 53 52
4.00%, 06/01/2042 35 34
4.00%, 06/01/2042 41 39
4.00%, 08/01/2043 305 294
4.00%, 01/01/2044 53 50
4.00%, 02/01/2044 100 96
4.00%, 03/01/2044 42 40
4.00%, 04/01/2044 108 104
4.00%, 05/01/2044 29 28
4.00%, 07/01/2044 67 64
4.00%, 10/01/2044 78 74
4.00%, 11/01/2044 169 161
4.00%, 12/01/2044 172 163
4.00%, 01/01/2045 48 45
4.00%, 02/01/2045 49 46
4.00%, 04/01/2045 53 50
4.00%, 06/01/2045 66 63
4.00%, 08/01/2045 233 221
4.00%, 09/01/2045 248 235
4.00%, 10/01/2045 261 248
4.00%, 11/01/2045 167 159
4.00%, 12/01/2045 78 74
4.00%, 03/01/2047 198 189
4.00%, 08/01/2047 214 203
4.00%, 10/01/2047 150 142
4.00%, 12/01/2047 243 230
4.00%, 07/01/2048 132 125
4.00%, 08/01/2048 79 75
4.50%, 02/01/2030 2 2
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 3 3
4.50%, 06/01/2031 18 18
4.50%, 06/01/2039 38 38
4.50%, 10/01/2039 27 27
4.50%, 10/01/2040 34 34
4.50%, 03/01/2041 91 90
4.50%, 03/01/2041 108 107
4.50%, 11/01/2041 89 88
4.50%, 09/01/2043 44 43
4.50%, 11/01/2043 51 50
4.50%, 11/01/2043 24 24
4.50%, 01/01/2044 42 41
4.50%, 01/01/2044 44 43
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 05/01/2044 $ 60 $ 59
4.50%, 07/01/2044 30 29
4.50%, 10/01/2045 82 79
4.50%, 03/01/2047 30 29
4.50%, 04/01/2047 25 25
4.50%, 06/01/2047 59 58
4.50%, 09/01/2047 60 59
4.50%, 05/01/2048 47 45
4.50%, 07/01/2048 95 92
4.50%, 11/01/2048 47 46
4.50%, 01/01/2049 195 190
4.50%, 05/01/2049 494 481
5.00%, 12/01/2027 6 6
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 34 34
5.00%, 06/01/2035 38 38
5.00%, 01/01/2038 64 65
5.00%, 11/01/2038 55 56
5.00%, 12/01/2038 61 62
5.00%, 09/01/2039 98 99
5.00%, 01/01/2040 60 61
5.00%, 05/01/2040 24 25
5.00%, 04/01/2041 39 39
5.00%, 06/01/2041 36 37
5.00%, 11/01/2041 32 32
5.00%, 11/01/2041 50 51
5.50%, 01/01/2028 8 8
5.50%, 04/01/2036 31 32
5.50%, 12/01/2036 36 37
5.50%, 12/01/2036 36 37
5.50%, 03/01/2039 57 58
5.50%, 04/01/2039 35 36
5.50%, 02/01/2040 50 52
5.50%, 06/01/2041 78 80
6.00%, 02/01/2027 1 1
$ 20,799
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .87%
1.50%, 03/01/2036 1,212 1,080
1.50%, 05/01/2036 5,499 4,900
1.50%, 11/01/2036 2,553 2,283
1.50%, 11/01/2050 1,864 1,412
1.50%, 01/01/2051 3,107 2,339
1.50%, 06/01/2051 6,443 4,866
2.00%, 09/01/2028 23 23
2.00%, 05/01/2030 50 48
2.00%, 04/01/2032 51 48
2.00%, 02/01/2036 1,468 1,345
2.00%, 02/01/2036 2,893 2,659
2.00%, 04/01/2036 3,470 3,212
2.00%, 05/01/2036 2,651 2,437
2.00%, 06/01/2036 2,497 2,287
2.00%, 11/01/2041 5,302 4,570
2.00%, 05/01/2042 1,455 1,249
2.00%, 04/01/2051 11,466 9,195
2.00%, 04/01/2051 13,838 11,132
2.00%, 04/01/2051 6,944 5,598
2.00%, 05/01/2051 14,613 11,718
2.00%, 10/01/2051 2,279 1,834
2.00%, 11/01/2051 6,186 4,973
2.00%, 12/01/2051 7,941 6,366
2.00%, 12/01/2051 10,087 8,086
2.00%, 01/01/2052 7,408 5,924
2.00%, 02/01/2052 6,202 4,912
2.50%, 01/01/2028 21 20
2.50%, 07/01/2028 27 26
2.50%, 08/01/2028 27 27

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 08/01/2028 $ 11 $ 10
2.50%, 09/01/2028 32 32
2.50%, 07/01/2029 26 25
2.50%, 07/01/2029 72 70
2.50%, 07/01/2029 12 11
2.50%, 09/01/2029 42 40
2.50%, 12/01/2029 40 39
2.50%, 01/01/2030 37 36
2.50%, 04/01/2030 55 53
2.50%, 05/01/2030 101 98
2.50%, 06/01/2030 68 66
2.50%, 08/01/2030 16 16
2.50%, 08/01/2030 138 133
2.50%, 01/01/2031 63 61
2.50%, 01/01/2031 37 36
2.50%, 02/01/2031 53 51
2.50%, 02/01/2031 80 77
2.50%, 05/01/2031 30 29
2.50%, 06/01/2031 60 58
2.50%, 11/01/2031 620 596
2.50%, 12/01/2031 101 97
2.50%, 01/01/2032 123 118
2.50%, 01/01/2032 224 215
2.50%, 02/01/2032 176 168
2.50%, 03/01/2032 64 61
2.50%, 03/01/2032 32 31
2.50%, 11/01/2032 12 11
2.50%, 12/01/2032 32 30
2.50%, 01/01/2033 39 38
2.50%, 02/01/2033 152 146
2.50%, 04/01/2033 305 291
2.50%, 07/01/2033 29 27
2.50%, 10/01/2034 345 325
2.50%, 10/01/2036 13 12
2.50%, 10/01/2036 27 25
2.50%, 12/01/2036 64 59
2.50%, 07/01/2040 1,311 1,190
2.50%, 01/01/2043 209 184
2.50%, 08/01/2043 80 70
2.50%, 10/01/2043 131 116
2.50%, 12/01/2046 50 42
2.50%, 08/01/2050 1,848 1,561
2.50%, 10/01/2050 2,915 2,448
2.50%, 02/01/2051 1,649 1,385
2.50%, 02/01/2051 5,498 4,656
2.50%, 07/01/2051 1,717 1,433
2.50%, 09/01/2051 2,677 2,227
2.50%, 09/01/2051 7,145 5,980
2.50%, 11/01/2051 5,018 4,239
2.50%, 11/01/2051 5,990 5,046
2.50%, 01/01/2052 3,683 3,100
2.50%, 02/01/2052 4,178 3,508
2.50%, 02/01/2052 5,450 4,585
2.50%, 02/01/2052 2,686 2,239
2.50%, 03/01/2052 5,059 4,243
2.50%, 04/01/2052 5,590 4,692
2.50%, 04/01/2052 769 645
2.50%, 05/01/2052 2,916 2,453
3.00%, 11/01/2026 9 8
3.00%, 02/01/2027 16 16
3.00%, 04/01/2027 60 59
3.00%, 08/01/2027 15 14
3.00%, 10/01/2028 81 79
3.00%, 11/01/2028 26 25
3.00%, 02/01/2029 21 21
3.00%, 03/01/2029 29 28
3.00%, 03/01/2029 37 36
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2029 $ 35 $ 34
3.00%, 05/01/2029 29 28
3.00%, 06/01/2029 27 27
3.00%, 08/01/2029 14 14
3.00%, 10/01/2029 30 30
3.00%, 10/01/2029 18 17
3.00%, 10/01/2029 18 17
3.00%, 11/01/2029 31 30
3.00%, 01/01/2030 108 106
3.00%, 01/01/2030 37 36
3.00%, 01/01/2030 96 94
3.00%, 03/01/2030 63 62
3.00%, 06/01/2030 56 55
3.00%, 06/01/2030 47 46
3.00%, 09/01/2030 22 22
3.00%, 09/01/2030 79 77
3.00%, 10/01/2030 62 61
3.00%, 02/01/2031 27 27
3.00%, 04/01/2032 311 302
3.00%, 05/01/2032 44 42
3.00%, 08/01/2032 66 63
3.00%, 01/01/2033 11 11
3.00%, 02/01/2033 180 175
3.00%, 02/01/2033 680 657
3.00%, 08/01/2033 212 204
3.00%, 05/01/2034 48 46
3.00%, 05/01/2034 33 31
3.00%, 08/01/2034 141 136
3.00%, 10/01/2034 17 16
3.00%, 11/01/2034 45 43
3.00%, 02/01/2035 48 46
3.00%, 02/01/2035 46 44
3.00%, 03/01/2035 21 20
3.00%, 04/01/2035 22 21
3.00%, 06/01/2035 57 54
3.00%, 07/01/2035 20 19
3.00%, 11/01/2035 30 29
3.00%, 07/01/2036 46 43
3.00%, 12/01/2036 164 155
3.00%, 12/01/2036 108 102
3.00%, 12/01/2036 73 69
3.00%, 02/01/2037 10 10
3.00%, 02/01/2037 66 62
3.00%, 04/01/2037 31 29
3.00%, 04/01/2037 51 48
3.00%, 07/01/2037 18 17
3.00%, 08/01/2037 29 28
3.00%, 09/01/2037 82 77
3.00%, 06/01/2040 1,032 963
3.00%, 04/01/2042 59 53
3.00%, 09/01/2042 28 25
3.00%, 02/01/2043 315 285
3.00%, 02/01/2043 160 145
3.00%, 02/01/2043 200 181
3.00%, 04/01/2043 154 139
3.00%, 04/01/2043 92 83
3.00%, 04/01/2043 330 298
3.00%, 04/01/2043 118 106
3.00%, 04/01/2043 122 110
3.00%, 05/01/2043 129 116
3.00%, 05/01/2043 149 133
3.00%, 05/01/2043 15 14
3.00%, 05/01/2043 82 74
3.00%, 06/01/2043 162 146
3.00%, 07/01/2043 206 186
3.00%, 07/01/2043 89 80
3.00%, 08/01/2043 174 156

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 12 $ 12
3.00%, 11/01/2043 99 89
3.00%, 01/01/2045 144 128
3.00%, 05/01/2045 200 178
3.00%, 09/01/2045 21 19
3.00%, 10/01/2045 124 111
3.00%, 11/01/2045 65 58
3.00%, 12/01/2045 178 158
3.00%, 02/01/2046 174 157
3.00%, 09/01/2046 84 75
3.00%, 10/01/2046 437 388
3.00%, 11/01/2046 193 171
3.00%, 11/01/2046 313 278
3.00%, 11/01/2046 284 252
3.00%, 11/01/2046 217 193
3.00%, 12/01/2046 600 532
3.00%, 12/01/2046 338 300
3.00%, 01/01/2047 334 296
3.00%, 02/01/2047 66 58
3.00%, 02/01/2047 252 222
3.00%, 05/01/2047 142 125
3.00%, 10/01/2048 17 15
3.00%, 10/01/2049 4,071 3,569
3.00%, 11/01/2049 926 811
3.00%, 11/01/2049 1,230 1,084
3.00%, 03/01/2050 2,887 2,528
3.00%, 03/01/2050 2,703 2,374
3.00%, 07/01/2050 1,049 918
3.00%, 03/01/2052 2,885 2,517
3.00%, 03/01/2052 2,476 2,179
3.00%, 04/01/2052 1,679 1,481
3.00%, 05/01/2052 3,204 2,777
3.50%, 10/01/2025 3 3
3.50%, 11/01/2025 4 4
3.50%, 11/01/2025 1 1
3.50%, 01/01/2026 4 4
3.50%, 03/01/2026 8 8
3.50%, 12/01/2026 13 13
3.50%, 02/01/2027 9 9
3.50%, 11/01/2028 30 29
3.50%, 12/01/2028 17 17
3.50%, 03/01/2029 33 33
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 4 4
3.50%, 02/01/2032 16 16
3.50%, 04/01/2032 17 16
3.50%, 05/01/2032 36 36
3.50%, 06/01/2032 75 73
3.50%, 07/01/2032 25 24
3.50%, 09/01/2032 36 36
3.50%, 12/01/2032 769 758
3.50%, 09/01/2033 21 21
3.50%, 09/01/2033 26 26
3.50%, 10/01/2033 96 94
3.50%, 10/01/2033 44 43
3.50%, 11/01/2033 47 46
3.50%, 01/01/2034 30 29
3.50%, 06/01/2034 52 50
3.50%, 08/01/2034 13 12
3.50%, 11/01/2034 32 31
3.50%, 02/01/2035 484 472
3.50%, 12/01/2035 64 63
3.50%, 07/01/2036 74 72
3.50%, 02/01/2037 51 49
3.50%, 03/01/2037 62 60
3.50%, 05/01/2037 11 11
3.50%, 07/01/2037 24 23
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2037 $ 26 $ 26
3.50%, 01/01/2038 74 71
3.50%, 01/01/2041 264 249
3.50%, 03/01/2041 369 347
3.50%, 10/01/2041 32 30
3.50%, 12/01/2041 118 111
3.50%, 12/01/2041 121 113
3.50%, 01/01/2042 40 38
3.50%, 03/01/2042 108 102
3.50%, 03/01/2042 39 37
3.50%, 03/01/2042 26 24
3.50%, 05/01/2042 201 188
3.50%, 05/01/2042 35 33
3.50%, 07/01/2042 45 42
3.50%, 07/01/2042 27 26
3.50%, 10/01/2042 220 206
3.50%, 04/01/2043 82 77
3.50%, 05/01/2043 67 63
3.50%, 05/01/2043 224 210
3.50%, 05/01/2043 192 180
3.50%, 06/01/2043 197 185
3.50%, 07/01/2043 220 207
3.50%, 07/01/2043 79 74
3.50%, 08/01/2043 47 44
3.50%, 08/01/2043 150 141
3.50%, 09/01/2043 55 51
3.50%, 12/01/2043 37 35
3.50%, 01/01/2044 634 595
3.50%, 02/01/2044 51 47
3.50%, 07/01/2044 310 291
3.50%, 10/01/2044 123 114
3.50%, 10/01/2044 42 39
3.50%, 11/01/2044 126 118
3.50%, 12/01/2044 95 89
3.50%, 12/01/2044 137 127
3.50%, 04/01/2045 135 125
3.50%, 07/01/2045 145 135
3.50%, 08/01/2045 146 136
3.50%, 09/01/2045 145 134
3.50%, 09/01/2045 64 59
3.50%, 11/01/2045 112 104
3.50%, 11/01/2045 63 59
3.50%, 12/01/2045 212 197
3.50%, 01/01/2046 182 169
3.50%, 02/01/2046 93 86
3.50%, 03/01/2046 151 139
3.50%, 09/01/2046 128 119
3.50%, 11/01/2046 278 258
3.50%, 12/01/2046 153 141
3.50%, 02/01/2047 255 235
3.50%, 09/01/2047 71 65
3.50%, 11/01/2047 297 272
3.50%, 01/01/2048 287 264
3.50%, 02/01/2048 229 210
3.50%, 03/01/2048 180 165
3.50%, 04/01/2048 116 106
3.50%, 10/01/2048 23 21
3.50%, 04/01/2049 136 126
3.50%, 06/01/2049 367 334
3.50%, 08/01/2049 485 441
3.50%, 11/01/2049 2,811 2,586
3.50%, 11/01/2049 881 803
3.50%, 12/01/2049 1,165 1,079
3.50%, 04/01/2052 2,202 1,999
3.50%, 05/01/2052 3,845 3,508
3.50%, 06/01/2052 1,613 1,465
4.00%, 04/01/2029 1 1

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2030 $ 2 $ 2
4.00%, 12/01/2030 23 23
4.00%, 02/01/2031 8 8
4.00%, 03/01/2031 34 33
4.00%, 07/01/2031 6 6
4.00%, 10/01/2031 23 23
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 4 4
4.00%, 01/01/2032 7 7
4.00%, 09/01/2033 56 55
4.00%, 01/01/2036 56 55
4.00%, 02/01/2036 40 40
4.00%, 06/01/2036 35 35
4.00%, 01/01/2037 45 45
4.00%, 02/01/2037 97 96
4.00%, 07/01/2038 67 66
4.00%, 02/01/2039 19 18
4.00%, 01/01/2041 113 109
4.00%, 02/01/2041 76 73
4.00%, 02/01/2041 29 28
4.00%, 09/01/2041 40 39
4.00%, 02/01/2043 42 41
4.00%, 12/01/2043 40 38
4.00%, 01/01/2044 128 123
4.00%, 06/01/2044 105 100
4.00%, 07/01/2044 74 70
4.00%, 07/01/2044 66 63
4.00%, 09/01/2044 42 40
4.00%, 10/01/2044 68 65
4.00%, 02/01/2045 98 93
4.00%, 07/01/2045 80 76
4.00%, 10/01/2045 84 80
4.00%, 11/01/2045 135 128
4.00%, 12/01/2045 38 36
4.00%, 02/01/2046 29 28
4.00%, 03/01/2046 43 41
4.00%, 04/01/2047 189 179
4.00%, 08/01/2047 111 105
4.00%, 08/01/2047 166 157
4.00%, 08/01/2047 30 28
4.00%, 09/01/2047 193 182
4.00%, 11/01/2047 371 352
4.00%, 02/01/2048 136 129
4.00%, 03/01/2048 66 62
4.00%, 06/01/2048 285 269
4.00%, 06/01/2048 110 104
4.00%, 07/01/2048 81 76
4.00%, 08/01/2048 30 28
4.00%, 09/01/2048 158 150
4.00%, 01/01/2049 1,545 1,463
4.00%, 03/01/2049 121 114
4.00%, 04/01/2049 210 198
4.00%, 04/01/2049 157 148
4.00%, 08/01/2049 446 421
4.00%, 10/01/2049 263 248
4.00%, 11/01/2049 335 316
4.00%, 04/01/2050 1,465 1,379
4.00%, 06/01/2052 1,881 1,772
4.00%, 08/01/2052 3,281 3,070
4.00%, 09/01/2052 4,263 3,997
4.00%, 10/01/2052 903 846
4.50%, 02/01/2030 2 2
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 15 15
4.50%, 09/01/2030 12 12
4.50%, 01/01/2031 3 3
4.50%, 04/01/2031 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2031 $ 3 $ 3
4.50%, 07/01/2031 12 12
4.50%, 08/01/2031 6 6
4.50%, 02/01/2035 27 27
4.50%, 08/01/2040 98 97
4.50%, 08/01/2040 26 26
4.50%, 06/01/2041 43 43
4.50%, 09/01/2041 68 67
4.50%, 09/01/2043 33 33
4.50%, 10/01/2043 63 62
4.50%, 01/01/2044 121 119
4.50%, 01/01/2044 173 167
4.50%, 02/01/2044 97 95
4.50%, 03/01/2044 50 49
4.50%, 03/01/2044 49 48
4.50%, 05/01/2044 130 127
4.50%, 05/01/2044 46 45
4.50%, 05/01/2044 36 35
4.50%, 06/01/2044 82 81
4.50%, 08/01/2044 63 62
4.50%, 12/01/2044 149 146
4.50%, 04/01/2046 60 58
4.50%, 08/01/2046 45 44
4.50%, 02/01/2047 73 71
4.50%, 02/01/2047 20 20
4.50%, 03/01/2047 61 59
4.50%, 10/01/2047 49 47
4.50%, 11/01/2047 103 100
4.50%, 02/01/2048 74 72
4.50%, 04/01/2048 214 208
4.50%, 05/01/2048 125 122
4.50%, 07/01/2048 1,455 1,409
4.50%, 08/01/2048 34 33
4.50%, 08/01/2048 42 41
4.50%, 10/01/2048 234 227
4.50%, 10/01/2048 162 157
4.50%, 12/01/2048 849 833
4.50%, 03/01/2049 1,627 1,582
4.50%, 04/01/2049 140 136
4.50%, 05/01/2049 1,045 1,015
4.50%, 07/01/2049 405 393
4.50%, 07/01/2049 219 213
4.50%, 09/01/2049 237 230
4.50%, 09/01/2049 1,694 1,646
4.50%, 06/01/2052 395 381
4.50%, 09/01/2052 1,971 1,911
4.50%, 10/01/2052 2,008 1,936
4.50%, 10/01/2052 1,628 1,569
4.50%, 05/01/2053 2,159 2,077
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 21 21
5.00%, 03/01/2030 3 3
5.00%, 08/01/2030 4 4
5.00%, 07/01/2035 44 44
5.00%, 04/01/2037 80 81
5.00%, 07/01/2039 40 40
5.00%, 07/01/2039 44 45
5.00%, 03/01/2044 63 63
5.00%, 03/01/2044 44 44
5.00%, 05/01/2044 36 36
5.00%, 11/01/2044 74 75
5.00%, 04/01/2048 63 63
5.00%, 09/01/2048 384 382
5.00%, 05/01/2049 31 31
5.00%, 06/01/2049 275 275
5.00%, 07/01/2049 162 161
5.00%, 08/01/2049 153 153

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2052 $ 2,842 $ 2,811
5.00%, 08/01/2052 1,828 1,808
5.00%, 11/01/2052 3,878 3,842
5.00%, 05/01/2053 4,729 4,679
5.00%, 06/01/2053 2,543 2,516
5.00%, 10/01/2053 2,251 2,232
5.50%, 02/01/2026 1 1
5.50%, 03/01/2027 4 4
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 2 2
5.50%, 11/01/2035 77 79
5.50%, 12/01/2036 33 35
5.50%, 03/01/2037 42 42
5.50%, 08/01/2037 48 50
5.50%, 08/01/2037 34 35
5.50%, 08/01/2037 35 36
5.50%, 05/01/2038 64 65
5.50%, 06/01/2038 29 29
5.50%, 03/01/2053 2,967 2,997
5.50%, 07/01/2053 2,238 2,278
5.50%, 08/01/2053 5,323 5,351
5.50%, 11/01/2053 4,837 4,885
5.50%, 04/01/2054 3,568 3,602
5.50%, 08/01/2054 2,444 2,446
5.50%, 10/01/2054 1,907 1,922
5.50%, 02/01/2055 1,473 1,482
5.50%, 08/01/2055
(k)
2,550 2,548
6.00%, 05/01/2041 62 65
6.00%, 01/01/2053 3,713 3,831
6.00%, 05/01/2053 1,227 1,258
6.00%, 11/01/2053 3,504 3,593
6.00%, 07/01/2054 2,741 2,811
6.00%, 08/01/2054 1,929 1,980
6.00%, 09/01/2054 2,810 2,881
6.00%, 08/01/2055
(k)
9,500 9,645
6.50%, 01/01/2038 29 30
6.50%, 01/01/2054 2,441 2,537
6.50%, 01/01/2054 2,681 2,797
6.50%, 02/01/2054 3,168 3,298
6.50%, 05/01/2054 1,047 1,087
6.50%, 08/01/2055
(k)
1,375 1,418
$ 336,966
Government National Mortgage Association (GNMA) - 6 .05%
2.00%, 08/20/2050 4,062 3,310
2.00%, 01/20/2051 6,167 5,023
2.00%, 02/20/2051 5,644 4,600
2.00%, 05/20/2051 4,253 3,464
2.50%, 03/20/2028 12 11
2.50%, 07/20/2028 14 14
2.50%, 03/20/2031 24 23
2.50%, 05/20/2032 32 31
2.50%, 07/20/2043 70 61
2.50%, 06/20/2045 39 34
2.50%, 12/20/2046 81 71
2.50%, 01/20/2047 123 107
2.50%, 06/20/2050 6,522 5,566
2.50%, 05/20/2051 7,045 5,991
2.50%, 09/20/2051 7,152 6,079
3.00%, 07/20/2030 37 36
3.00%, 01/20/2031 25 25
3.00%, 07/20/2032 31 30
3.00%, 01/20/2033 15 14
3.00%, 10/15/2042 28 26
3.00%, 03/20/2043 84 77
3.00%, 04/20/2043 290 264
3.00%, 06/15/2043 105 96
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/15/2043 $ 21 $ 19
3.00%, 08/15/2043 48 44
3.00%, 08/15/2043 53 48
3.00%, 11/15/2044 124 111
3.00%, 02/15/2045 120 107
3.00%, 05/20/2045 96 86
3.00%, 07/15/2045 43 38
3.00%, 07/20/2045 760 683
3.00%, 08/15/2045 125 112
3.00%, 08/20/2045 242 217
3.00%, 10/20/2045 211 190
3.00%, 11/20/2045 125 112
3.00%, 12/20/2045 174 157
3.00%, 01/20/2046 43 38
3.00%, 02/20/2046 58 52
3.00%, 03/20/2046 268 241
3.00%, 04/20/2046 174 157
3.00%, 05/20/2046 160 144
3.00%, 06/20/2046 241 216
3.00%, 07/20/2046 723 649
3.00%, 08/20/2046 499 448
3.00%, 09/20/2046 289 260
3.00%, 10/20/2046 192 172
3.00%, 11/20/2046 295 264
3.00%, 12/20/2046 362 325
3.00%, 01/20/2047 239 214
3.00%, 07/20/2047 11 10
3.00%, 10/20/2047 245 219
3.00%, 11/20/2047 116 104
3.00%, 12/20/2047 383 342
3.00%, 01/20/2048 166 149
3.00%, 02/20/2048 175 157
3.00%, 03/20/2048 158 141
3.00%, 11/20/2049 3,798 3,375
3.00%, 09/20/2051 4,472 3,961
3.50%, 09/20/2028 18 18
3.50%, 01/15/2043 63 59
3.50%, 03/20/2043 142 130
3.50%, 04/15/2043 43 41
3.50%, 04/20/2043 208 192
3.50%, 08/15/2043 28 26
3.50%, 08/20/2043 270 252
3.50%, 09/20/2043 180 168
3.50%, 07/20/2044 189 176
3.50%, 08/20/2044 201 187
3.50%, 09/20/2044 76 71
3.50%, 10/20/2044 81 76
3.50%, 11/20/2044 86 81
3.50%, 12/20/2044 96 89
3.50%, 02/20/2045 94 88
3.50%, 05/20/2045 123 114
3.50%, 06/20/2045 26 24
3.50%, 07/20/2045 183 170
3.50%, 08/20/2045 86 80
3.50%, 09/20/2045 46 42
3.50%, 10/20/2045 339 315
3.50%, 11/20/2045 282 262
3.50%, 12/20/2045 177 164
3.50%, 01/20/2046 444 413
3.50%, 02/20/2046 24 22
3.50%, 03/20/2046 1,069 992
3.50%, 04/20/2046 174 162
3.50%, 05/20/2046 234 217
3.50%, 06/20/2046 1,019 947
3.50%, 07/15/2046 26 24
3.50%, 07/20/2046 122 113
3.50%, 08/20/2046 550 511
3.50%, 09/20/2046 226 210

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2046 $ 274 $ 254
3.50%, 11/20/2046 206 191
3.50%, 12/20/2046 231 214
3.50%, 01/20/2047 231 214
3.50%, 02/20/2047 135 125
3.50%, 03/20/2047 180 167
3.50%, 04/20/2047 432 400
3.50%, 05/20/2047 129 119
3.50%, 06/20/2047 196 181
3.50%, 07/20/2047 1,645 1,521
3.50%, 08/20/2047 569 526
3.50%, 09/20/2047 41 38
3.50%, 10/20/2047 139 128
3.50%, 11/20/2047 182 168
3.50%, 12/20/2047 207 192
3.50%, 01/20/2048 289 266
3.50%, 02/20/2048 45 42
3.50%, 07/20/2048 88 82
4.00%, 08/15/2040 25 23
4.00%, 12/20/2040 14 14
4.00%, 08/15/2041 22 21
4.00%, 11/15/2041 35 33
4.00%, 03/15/2042 24 23
4.00%, 03/20/2042 57 55
4.00%, 04/20/2042 51 49
4.00%, 05/15/2042 83 78
4.00%, 10/20/2043 27 26
4.00%, 11/20/2043 63 60
4.00%, 02/20/2044 151 144
4.00%, 03/15/2044 46 44
4.00%, 05/20/2044 97 92
4.00%, 06/20/2044 73 70
4.00%, 07/20/2044 298 283
4.00%, 08/20/2044 210 200
4.00%, 09/20/2044 193 183
4.00%, 10/20/2044 250 237
4.00%, 11/20/2044 111 105
4.00%, 12/20/2044 206 196
4.00%, 01/20/2045 172 163
4.00%, 04/20/2045 107 102
4.00%, 05/15/2045 49 46
4.00%, 07/20/2045 40 38
4.00%, 08/20/2045 102 97
4.00%, 09/20/2045 146 139
4.00%, 10/20/2045 78 75
4.00%, 11/20/2045 28 27
4.00%, 12/15/2045 27 25
4.00%, 12/20/2045 73 69
4.00%, 01/20/2046 45 42
4.00%, 02/20/2046 66 63
4.00%, 04/20/2046 107 102
4.00%, 05/20/2046 54 51
4.00%, 07/20/2046 112 106
4.00%, 01/20/2047 215 203
4.00%, 02/20/2047 167 157
4.00%, 03/20/2047 152 143
4.00%, 05/20/2047 203 190
4.00%, 06/20/2047 203 192
4.00%, 07/20/2047 488 460
4.00%, 08/20/2047 24 23
4.00%, 10/20/2047 114 107
4.00%, 11/20/2047 927 874
4.00%, 04/20/2052 2,539 2,372
4.50%, 02/15/2039 58 57
4.50%, 05/15/2039 42 41
4.50%, 11/15/2039 147 147
4.50%, 04/15/2040 101 99
4.50%, 01/20/2041 15 14
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 02/20/2041 $ 15 $ 15
4.50%, 03/20/2041 11 11
4.50%, 07/15/2041 38 37
4.50%, 05/20/2043 46 46
4.50%, 06/20/2043 53 53
4.50%, 10/20/2043 43 42
4.50%, 11/20/2043 141 138
4.50%, 03/20/2044 204 199
4.50%, 04/20/2044 9 9
4.50%, 05/20/2044 146 143
4.50%, 07/20/2044 76 74
4.50%, 12/20/2044 31 30
4.50%, 02/20/2045 81 79
4.50%, 03/20/2045 34 34
4.50%, 04/20/2045 42 42
4.50%, 06/20/2046 41 40
4.50%, 12/20/2046 127 124
4.50%, 02/20/2047 74 72
4.50%, 04/20/2047 47 46
4.50%, 06/15/2047 39 38
4.50%, 08/20/2047 101 98
4.50%, 10/20/2047 47 46
4.50%, 02/20/2048 740 722
4.50%, 05/20/2048 545 532
4.50%, 08/20/2048 136 133
4.50%, 10/20/2048 82 80
4.50%, 11/20/2048 126 123
4.50%, 12/20/2048 36 36
4.50%, 02/20/2049 2,331 2,277
4.50%, 05/20/2052 1,480 1,428
4.50%, 09/20/2052 2,781 2,685
4.50%, 06/20/2053 1,196 1,149
5.00%, 08/20/2041 32 32
5.00%, 04/20/2042 26 26
5.00%, 12/20/2042 71 72
5.00%, 07/20/2043 43 43
5.00%, 02/20/2044 46 46
5.00%, 03/20/2044 28 28
5.00%, 12/20/2045 42 43
5.00%, 03/20/2048 31 31
5.00%, 06/20/2048 584 585
5.00%, 10/20/2048 41 41
5.00%, 01/20/2053 5,513 5,441
5.00%, 04/20/2053 3,556 3,514
5.00%, 09/20/2053 663 652
5.50%, 01/15/2040 35 36
5.50%, 06/20/2040 16 17
5.50%, 01/20/2041 79 81
5.50%, 10/20/2042 25 25
5.50%, 09/20/2043 33 33
5.50%, 07/20/2055
(k)
14,680 14,699
6.00%, 04/15/2035 4 4
6.00%, 07/20/2053 2,992 3,054
6.00%, 07/20/2055
(k)
3,100 3,145
6.50%, 12/20/2052 3,860 3,977
$ 114,145
U.S. Treasury - 44 .97%
0.38%, 09/30/2027 4,520 4,197
0.50%, 04/30/2027 2,100 1,980
0.50%, 05/31/2027 3,290 3,095
0.50%, 06/30/2027 4,645 4,359
0.50%, 08/31/2027 5,260 4,911
0.50%, 10/31/2027 10,120 9,399
0.63%, 07/31/2026 4,210 4,062
0.63%, 03/31/2027 5,975 5,660
0.63%, 11/30/2027 4,645 4,318
0.63%, 12/31/2027 8,210 7,612
0.63%, 05/15/2030 12,025 10,346

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.63%, 08/15/2030 $ 21,135 $ 18,025
0.75%, 08/31/2026 14,565 14,038
0.75%, 01/31/2028 7,610 7,060
0.88%, 09/30/2026 4,355 4,195
0.88%, 11/15/2030 15,755 13,514
1.00%, 07/31/2028 5,825 5,370
1.13%, 10/31/2026 3,635 3,505
1.13%, 02/28/2027 2,670 2,556
1.13%, 02/29/2028 5,895 5,513
1.13%, 08/31/2028 4,875 4,501
1.13%, 02/15/2031 11,515 9,963
1.13%, 05/15/2040 2,620 1,629
1.13%, 08/15/2040 1,655 1,018
1.25%, 11/30/2026 3,775 3,640
1.25%, 12/31/2026 3,175 3,056
1.25%, 03/31/2028 7,125 6,672
1.25%, 04/30/2028 6,000 5,608
1.25%, 05/31/2028 6,120 5,709
1.25%, 06/30/2028 4,550 4,236
1.25%, 09/30/2028 7,740 7,161
1.25%, 08/15/2031 8,315 7,113
1.25%, 05/15/2050 2,600 1,249
1.38%, 08/31/2026 3,400 3,301
1.38%, 10/31/2028 5,855 5,429
1.38%, 12/31/2028 4,880 4,508
1.38%, 11/15/2031 10,870 9,300
1.38%, 11/15/2040 1,610 1,026
1.38%, 08/15/2050 5,685 2,803
1.50%, 08/15/2026 3,015 2,934
1.50%, 01/31/2027 5,200 5,016
1.50%, 11/30/2028 6,695 6,222
1.50%, 02/15/2030 15,115 13,678
1.63%, 09/30/2026 1,265 1,230
1.63%, 10/31/2026 2,240 2,175
1.63%, 11/30/2026 7,960 7,717
1.63%, 08/15/2029 7,300 6,722
1.63%, 05/15/2031 10,330 9,111
1.63%, 11/15/2050 2,730 1,438
1.75%, 12/31/2026 8,315 8,064
1.75%, 01/31/2029 5,065 4,732
1.75%, 11/15/2029 4,890 4,503
1.75%, 08/15/2041 4,110 2,729
1.88%, 07/31/2026 4,170 4,077
1.88%, 02/28/2027 9,400 9,111
1.88%, 02/28/2029 3,895 3,650
1.88%, 02/15/2032 8,670 7,616
1.88%, 02/15/2041 1,245 856
1.88%, 02/15/2051 4,720 2,651
1.88%, 11/15/2051 4,600 2,559
2.00%, 11/15/2026 9,295 9,063
2.00%, 11/15/2041 4,010 2,758
2.00%, 02/15/2050 2,785 1,635
2.00%, 08/15/2051 5,315 3,064
2.25%, 02/15/2027 8,160 7,961
2.25%, 11/15/2027 8,485 8,205
2.25%, 05/15/2041 3,110 2,259
2.25%, 08/15/2046 3,195 2,093
2.25%, 08/15/2049 3,095 1,942
2.25%, 02/15/2052 4,015 2,452
2.38%, 05/15/2027 6,155 6,003
2.38%, 03/31/2029 3,685 3,511
2.38%, 05/15/2029 4,695 4,466
2.38%, 02/15/2042 1,865 1,357
2.38%, 11/15/2049 3,205 2,061
2.38%, 05/15/2051 4,540 2,879
2.50%, 03/31/2027 4,305 4,213
2.50%, 02/15/2045 1,550 1,091
2.50%, 02/15/2046 2,925 2,027
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 05/15/2046 $ 2,520 $ 1,740
2.63%, 05/31/2027 3,330 3,261
2.63%, 02/15/2029 8,305 7,998
2.63%, 07/31/2029 2,325 2,227
2.75%, 04/30/2027 3,660 3,595
2.75%, 02/15/2028 5,775 5,638
2.75%, 05/31/2029 7,280 7,020
2.75%, 08/15/2032 10,275 9,479
2.75%, 08/15/2042 1,591 1,217
2.75%, 11/15/2042 2,165 1,649
2.75%, 08/15/2047 3,060 2,181
2.75%, 11/15/2047 2,945 2,094
2.88%, 05/15/2028 4,500 4,400
2.88%, 08/15/2028 6,030 5,882
2.88%, 04/30/2029 7,835 7,596
2.88%, 05/15/2032 10,930 10,198
2.88%, 05/15/2043 2,333 1,798
2.88%, 08/15/2045 2,145 1,604
2.88%, 11/15/2046 1,465 1,079
2.88%, 05/15/2049 3,415 2,451
2.88%, 05/15/2052 4,000 2,815
3.00%, 05/15/2042 1,200 958
3.00%, 11/15/2044 1,475 1,136
3.00%, 05/15/2045 1,845 1,413
3.00%, 11/15/2045 1,320 1,006
3.00%, 02/15/2047 3,115 2,339
3.00%, 05/15/2047 2,050 1,535
3.00%, 02/15/2048 2,990 2,222
3.00%, 08/15/2048 3,620 2,677
3.00%, 02/15/2049 3,200 2,358
3.00%, 08/15/2052 3,500 2,526
3.13%, 08/31/2027 6,040 5,966
3.13%, 11/15/2028 6,045 5,932
3.13%, 08/31/2029 3,885 3,791
3.13%, 11/15/2041 1,700 1,394
3.13%, 02/15/2042 805 657
3.13%, 02/15/2043 1,865 1,500
3.13%, 08/15/2044 3,045 2,401
3.13%, 05/15/2048 100 76
3.25%, 06/30/2029 2,055 2,017
3.25%, 05/15/2042 3,650 3,019
3.38%, 05/15/2033 7,870 7,502
3.38%, 08/15/2042 2,565 2,153
3.38%, 05/15/2044 2,350 1,933
3.38%, 11/15/2048 3,275 2,591
3.50%, 01/31/2028 100 99
3.50%, 04/30/2028 4,915 4,888
3.50%, 01/31/2030 2,375 2,347
3.50%, 02/15/2033 6,095 5,875
3.50%, 02/15/2039 1,030 930
3.63%, 05/31/2028 4,475 4,466
3.63%, 03/31/2030 6,035 5,992
3.63%, 08/15/2043 1,880 1,617
3.63%, 02/15/2044 1,755 1,503
3.63%, 02/15/2053 4,170 3,404
3.63%, 05/15/2053 3,440 2,806
3.75%, 06/30/2027 7,935 7,940
3.75%, 04/15/2028 8,510 8,521
3.75%, 06/30/2030 3,040 3,032
3.75%, 12/31/2030 3,960 3,940
3.75%, 08/15/2041 940 842
3.75%, 11/15/2043 1,935 1,691
3.88%, 03/31/2027 4,285 4,292
3.88%, 09/30/2029 470 472
3.88%, 11/30/2029 4,885 4,907
3.88%, 08/15/2033 8,305 8,178
3.88%, 08/15/2034 5,660 5,526
3.88%, 08/15/2040 1,569 1,444

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 02/15/2043 $ 3,170 $ 2,838
3.88%, 05/15/2043 3,270 2,921
4.00%, 06/30/2028 7,340 7,403
4.00%, 10/31/2029 7,165 7,233
4.00%, 02/28/2030 8,115 8,194
4.00%, 05/31/2030 5,365 5,417
4.00%, 02/15/2034 8,510 8,421
4.00%, 11/15/2042 2,365 2,158
4.00%, 11/15/2052 4,335 3,791
4.13%, 01/31/2027 12,180 12,236
4.13%, 09/30/2027 460 464
4.13%, 10/31/2027 4,930 4,975
4.13%, 11/15/2027 4,570 4,612
4.13%, 02/29/2032 6,160 6,216
4.13%, 11/15/2032 8,220 8,277
4.13%, 08/15/2053 3,395 3,033
4.25%, 11/30/2026 2,950 2,965
4.25%, 12/31/2026 6,405 6,442
4.25%, 03/15/2027 5,405 5,446
4.25%, 06/30/2029 7,725 7,869
4.25%, 02/28/2031 4,605 4,694
4.25%, 11/15/2034 7,140 7,163
4.25%, 05/15/2035 2,390 2,394
4.25%, 05/15/2039 715 696
4.25%, 11/15/2040 1,245 1,193
4.25%, 02/15/2054 2,605 2,376
4.25%, 08/15/2054 3,490 3,187
4.38%, 07/31/2026 4,200 4,217
4.38%, 05/15/2034 7,800 7,922
4.38%, 02/15/2038 890 889
4.38%, 11/15/2039 920 902
4.38%, 05/15/2040 1,489 1,455
4.38%, 05/15/2041 1,655 1,604
4.38%, 08/15/2043 3,250 3,098
4.50%, 11/15/2033 8,965 9,209
4.50%, 02/15/2036 2,480 2,545
4.50%, 05/15/2038 710 718
4.50%, 08/15/2039 1,465 1,460
4.50%, 02/15/2044 1,310 1,266
4.50%, 11/15/2054 2,360 2,249
4.63%, 09/15/2026 3,445 3,473
4.63%, 02/15/2035 7,505 7,743
4.63%, 02/15/2040 1,120 1,127
4.63%, 05/15/2054 9,955 9,669
4.63%, 02/15/2055 4,290 4,176
4.75%, 02/15/2037 1,760 1,833
4.75%, 02/15/2041 1,375 1,393
4.75%, 02/15/2045 1,540 1,532
4.75%, 11/15/2053 4,065 4,028
4.75%, 05/15/2055 500 497
5.00%, 05/15/2037 1,130 1,202
5.25%, 02/15/2029 3,000 3,163
5.38%, 02/15/2031 3,616 3,889
6.13%, 11/15/2027 2,225 2,347
6.13%, 08/15/2029 900 981
6.25%, 05/15/2030 1,500 1,662
6.38%, 08/15/2027 1,830 1,929
$ 847,996
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,319,906
Total Investments $ 1,910,792
Other Assets and Liabilities -  (1.32)% (24,881)
TOTAL NET ASSETS - 100.00% $ 1,885,911
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,061 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,906 or 0.21% of net assets.
(e) Security purchased on a when-issued basis.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,628 or 0.19% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 46,078 $ 318,639 $ 326,557 $ 38,160
$ 46,078 $ 318,639 $ 326,557 $ 38,160
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 681 $ — $ — $ —
$ 681 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .36%
iShares Broad USD High Yield Corporate Bond
ETF
221,000 $ 8,290
Vanguard Short-Term Corporate Bond ETF 37,000 2,941
$ 11,231
Money Market Funds - 2 .24%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,314,276 1,314
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
3,377,689 3,378
$ 4,692
TOTAL INVESTMENT COMPANIES $ 15,923
BONDS - 62 .32%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .56%
Boeing Co/The
2.20%, 02/04/2026 $ 1,455 $ 1,432
5.15%, 05/01/2030 50 51
5.81%, 05/01/2050 325 312
6.26%, 05/01/2027 140 144
Bombardier Inc
6.75%, 06/15/2033
(d)
20 21
7.25%, 07/01/2031
(d)
15 16
7.50%, 02/01/2029
(d)
50 52
8.75%, 11/15/2030
(d)
80 87
Northrop Grumman Corp
4.95%, 03/15/2053 150 135
5.25%, 07/15/2035
(e)
165 168
RTX Corp
3.03%, 03/15/2052 215 138
6.10%, 03/15/2034 235 254
6.40%, 03/15/2054 250 274
TransDigm Inc
6.38%, 03/01/2029
(d)
100 102
Triumph Group Inc
9.00%, 03/15/2028
(d)
70 73
$ 3,259
Agriculture - 0 .98%
BAT Capital Corp
4.54%, 08/15/2047 120 97
4.76%, 09/06/2049 45 37
5.35%, 08/15/2032 200 205
5.83%, 02/20/2031 110 116
7.08%, 08/02/2053 240 267
BAT International Finance PLC
5.93%, 02/02/2029 150 157
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(d)
200 207
Philip Morris International Inc
4.13%, 04/28/2028 190 190
4.38%, 04/30/2030 200 200
4.63%, 11/01/2029 192 194
4.88%, 04/30/2035 225 222
Reynolds American Inc
5.70%, 08/15/2035 165 168
$ 2,060
Airlines - 0 .99%
American Airlines Inc
8.50%, 05/15/2029
(d),(e)
50 53
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
5 5
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
320 317
5.31%, 10/20/2031
(d)
145 143
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
43 42
4.75%, 10/20/2028
(d)
1,000 1,002
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 511 508
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(d)
$ 5 $ 5
$ 2,075
Automobile Asset Backed Securities - 5 .12%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 401 404
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 80 80
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 61 61
AmeriCredit Automobile Receivables Trust 2024-1
4.90%, 02/18/2028 287 288
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 95 95
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(d)
200 203
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 244 244
BofA Auto Trust 2025-1
4.85%, 11/22/2027
(d)
180 180
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 296 297
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
103 103
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
138 138
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(d)
247 248
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(d)
555 554
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 352 352
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(d)
200 200
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 68 68
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 225 225
4.77%, 01/20/2027 519 519
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Gm Financial Automobile Leasing Trust 2025-2
4.80%, 07/20/2027 675 676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.50%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 242 244
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 227 227
Mercedes-Benz Auto Lease Trust 2025-A
4.82%, 04/17/2028 575 576
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 54 54
Nissan Auto Receivables 2025-A Owner Trust
4.75%, 02/15/2028 675 676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(d)
471 471
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 689 691

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 $ 312 $ 313
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 41 41
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 54 54
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 227 227
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 277 277
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 500 500
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
135 136
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(d)
475 475
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(d)
200 202
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(d)
615 615
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 10,714
Automobile Manufacturers - 0 .66%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 675 676
6.13%, 03/08/2034 200 195
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 293
5.30%, 06/24/2029
(d)
125 127
6.50%, 01/16/2029
(d)
80 84
$ 1,375
Automobile Parts & Equipment - 0 .09%
Dana Inc
5.38%, 11/15/2027 110 110
Phinia Inc
6.75%, 04/15/2029
(d)
35 36
Tenneco Inc
8.00%, 11/17/2028
(d)
40 40
$ 186
Banks - 11 .58%
AIB Group PLC
5.32%, 05/15/2031
(d),(f)
425 432
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(d),(f)
400 412
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
5.37%, 07/15/2028
(f)
400 407
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(f)
430 418
Secured Overnight Financing Rate + 0.96%
2.68%, 06/19/2041
(f)
680 485
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
105 94
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 46
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of Montreal
3.80%, 12/15/2032
(f)
395 385
USD Swap Semi-Annual 5 Year + 1.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(f)
$ 200 $ 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.34%, 09/10/2035
(f)
215 213
Secured Overnight Financing Rate + 1.91%
BNP Paribas SA
4.79%, 05/09/2029
(d),(f)
250 251
Secured Overnight Financing Rate + 1.45%
BPCE SA
5.39%, 05/28/2031
(d),(f)
250 255
Secured Overnight Financing Rate + 1.58%
5.88%, 01/14/2031
(d),(f)
250 259
Secured Overnight Financing Rate + 1.68%
6.29%, 01/14/2036
(d),(f)
250 263
Secured Overnight Financing Rate + 2.04%
CaixaBank SA
4.63%, 07/03/2029
(d),(f),(g)
300 301
Secured Overnight Financing Rate + 1.14%
5.58%, 07/03/2036
(d),(f),(g)
200 202
Secured Overnight Financing Rate + 1.79%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(d),(f)
250 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(d),(f)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(d),(f)
210 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
5.30%, 05/09/2031
(f)
225 229
Secured Overnight Financing Rate + 1.72%
5.71%, 02/08/2028
(f)
415 422
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(f)
395 390
Secured Overnight Financing Rate + 1.42%
5.21%, 01/28/2031
(f)
540 553
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(f)
560 574
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(f)
150 154
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(f)
155 153
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(f)
170 170
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.24%, 05/13/2031
(f)
310 316
Secured Overnight Financing Rate + 1.57%
5.60%, 05/17/2028
(f)
570 581
Secured Overnight Financing Rate + 1.06%
5.79%, 05/13/2036
(f)
400 411
Secured Overnight Financing Rate + 1.88%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
380 389
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(f)
675 690
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.91%, 07/25/2033
(f)
705 709
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
180 178
Secured Overnight Financing Rate + 1.34%

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.14%, 01/24/2031
(f)
$ 240 $ 246
Secured Overnight Financing Rate + 1.01%
5.34%, 01/23/2035
(f)
95 97
Secured Overnight Financing Rate + 1.62%
6.50%, 04/01/2030
(f),(h)
145 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 250 247
KeyCorp
5.12%, 04/04/2031
(f)
475 481
Secured Overnight Financing Rate + 1.23%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(f)
485 499
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(f)
2,211 2,176
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(f)
225 191
Secured Overnight Financing Rate + 1.36%
5.19%, 04/17/2031
(f)
480 492
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
260 266
Secured Overnight Financing Rate + 1.11%
5.32%, 07/19/2035
(f)
1,125 1,139
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(f)
120 117
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(f)
115 119
Secured Overnight Financing Rate + 1.76%
NatWest Group PLC
5.12%, 05/23/2031
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
NatWest Markets PLC
4.79%, 03/21/2028
(d)
200 202
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(f)
590 598
Secured Overnight Financing Rate + 1.33%
5.40%, 07/23/2035
(f)
130 132
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(f)
230 237
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(f)
635 660
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(f)
205 229
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(d),(f),(g)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
State Street Corp
4.54%, 04/24/2028
(f)
270 272
Secured Overnight Financing Rate + 0.95%
Truist Bank
4.67%, 05/20/2027
(f)
250 250
Secured Overnight Financing Rate + 0.59%
Truist Financial Corp
5.44%, 01/24/2030
(f)
580 597
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(f)
100 108
Secured Overnight Financing Rate + 2.45%
UBS Group AG
5.43%, 02/08/2030
(d),(f)
400 411
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
1.98%, 06/03/2027
(d),(f)
$ 200 $ 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.05%, 02/12/2031
(f)
215 219
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(f)
280 286
Secured Overnight Financing Rate + 1.30%
5.10%, 07/23/2030
(f)
395 403
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(f)
155 158
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(f)
550 571
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(f)
525 507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 24,260
Biotechnology - 0 .32%
Amgen Inc
4.56%, 06/15/2048 195 166
5.60%, 03/02/2043 300 297
CSL Finance PLC
4.75%, 04/27/2052
(d)
240 206
$ 669
Building Materials - 0 .43%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
275 292
Cemex SAB de CV
7.20%, 06/10/2030
(d),(f),(h)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
15 16
Quikrete Holdings Inc
6.38%, 03/01/2032
(d)
35 36
6.75%, 03/01/2033
(d)
40 41
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
318 317
$ 904
Chemicals - 0 .73%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 223
6.50%, 05/15/2026
(d)
150 146
Ecolab Inc
2.70%, 12/15/2051 400 245
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
320 302
3.47%, 12/01/2050
(d)
50 33
OCP SA
6.75%, 05/02/2034
(d)
200 207
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 262
Vibrantz Technologies Inc
9.00%, 02/15/2030
(d)
158 106
$ 1,524
Commercial Mortgage Backed Securities - 4 .99%
ALA Trust 2025-OANA
6.04%, 06/15/2040
(d)
300 302
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 2,000 2,040
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(i)
500 524

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 $ 250 $ 216
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 132
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(d),(i)
900 914
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044
(d),(i)
1,000 1,022
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(d)
500 513
BX Trust 2025-VLT6
5.75%, 03/15/2042
(d)
1,000 999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ELM Trust 2024-ELM
5.99%, 06/10/2039
(d),(i)
850 859
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(d),(i),(j)
839 1
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 373
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 305
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.70%, 11/15/2047
(i)
500 442
MSC Trust 2021-ILP
5.20%, 11/15/2036
(d)
748 747
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.89%
ORL Trust 2024-GLKS
5.80%, 12/15/2039
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.31%, 01/15/2039
(d)
150 149
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.16%, 11/15/2038
(d)
419 419
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 10,457
Commercial Services - 0 .56%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 109
EquipmentShare.com Inc
8.00%, 03/15/2033
(d)
75 79
8.63%, 05/15/2032
(d)
40 42
9.00%, 05/15/2028
(d)
50 53
Garda World Security Corp
6.00%, 06/01/2029
(d)
145 141
8.38%, 11/15/2032
(d)
95 98
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
32 32
Veritiv Operating Co
10.50%, 11/30/2030
(d)
90 97
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
270 269
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
65 64
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
215 184
$ 1,168
Computers - 0 .92%
Apple Inc
3.95%, 08/08/2052 185 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 $ 740 $ 736
5.00%, 10/15/2034 330 320
5.60%, 10/15/2054 215 199
International Business Machines Corp
5.70%, 02/10/2055 140 138
McAfee Corp
7.38%, 02/15/2030
(d)
155 146
NCR Atleos Corp
9.50%, 04/01/2029
(d)
95 104
Seagate HDD Cayman
9.63%, 12/01/2032 119 134
$ 1,925
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d)
45 41
Credit Card Asset Backed Securities - 3 .51%
American Express Credit Account Master Trust
3.75%, 08/15/2027 625 624
4.87%, 05/15/2028 100 101
5.23%, 09/15/2028 1,000 1,011
5.24%, 04/15/2031 955 993
BA Credit Card Trust
5.00%, 04/15/2028 550 551
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028 630 631
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 500 498
5.23%, 12/08/2027 375 376
Discover Card Execution Note Trust
3.56%, 07/15/2027 610 610
4.31%, 03/15/2028 1,025 1,024
5.03%, 10/15/2027 630 631
WF Card Issuance Trust
4.34%, 05/15/2030 300 302
$ 7,352
Diversified Financial Services - 3 .00%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 560 546
3.00%, 10/29/2028 470 448
3.40%, 10/29/2033 150 132
6.95%, 03/10/2055
(f)
345 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 465 452
Aircastle Ltd
5.95%, 02/15/2029
(d)
355 367
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
205 211
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 629
Charles Schwab Corp/The
5.85%, 05/19/2034
(f)
125 133
Secured Overnight Financing Rate + 2.50%
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(d)
500 506
Credit Acceptance Corp
6.63%, 03/15/2030
(d)
195 197
9.25%, 12/15/2028
(d)
70 74
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
155 160
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(d)
200 205

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
6.68%, 12/21/2065
(d)
$ 100 $ 85
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(d)
190 184
6.13%, 11/01/2032
(d)
395 399
6.75%, 05/01/2033
(d)
100 103
Nuveen LLC
5.55%, 01/15/2030
(d)
375 391
OneMain Finance Corp
3.50%, 01/15/2027 135 132
4.00%, 09/15/2030 25 23
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 65 68
7.50%, 05/15/2031 35 37
Rfna LP
7.88%, 02/15/2030
(d)
60 61
Rocket Cos Inc
6.13%, 08/01/2030
(d)
70 71
SLM Corp
3.13%, 11/02/2026 190 186
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
105 109
$ 6,274
Electric - 4 .01%
AEP Transmission Co LLC
5.38%, 06/15/2035
(e)
80 82
AES Corp/The
2.45%, 01/15/2031
(e)
125 109
Alabama Power Co
3.13%, 07/15/2051 95 63
5.10%, 04/02/2035 125 126
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
535 541
5.95%, 03/30/2029
(d)
95 100
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(d)
255 244
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 220 184
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
235 235
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
35 32
3.75%, 01/15/2032
(d)
110 99
4.75%, 03/15/2028
(d)
115 114
CMS Energy Corp
6.50%, 06/01/2055
(f)
425 426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 180 140
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 130 133
Consumers Energy Co
5.05%, 05/15/2035 145 146
DTE Energy Co
5.20%, 04/01/2030 225 230
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 116
Duke Energy Florida LLC
6.20%, 11/15/2053 85 91
FirstEnergy Corp
2.25%, 09/01/2030 358 318
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
180 179
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
5.60%, 06/29/2035 $ 375 $ 386
Lightning Power LLC
7.25%, 08/15/2032
(d)
130 137
MidAmerican Energy Co
3.15%, 04/15/2050 325 219
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 212
Narragansett Electric Co/The
3.92%, 08/01/2028
(d)
185 182
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 175 178
5.75%, 09/01/2025 165 165
6.38%, 08/15/2055
(f)
250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(f)
335 345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(d)
65 60
3.88%, 02/15/2032
(d)
85 78
Pacific Gas and Electric Co
3.25%, 06/01/2031 115 103
4.20%, 06/01/2041 185 142
5.55%, 05/15/2029 135 137
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.00%, 06/30/2050
(d)
250 176
Pinnacle West Capital Corp
4.90%, 05/15/2028 100 101
Public Service Co of Colorado
5.25%, 04/01/2053 90 83
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
200 209
Southern Co/The
5.70%, 03/15/2034 525 549
Southwestern Public Service Co
6.00%, 06/01/2054 135 136
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(d)
55 56
Vistra Corp
7.00%, 12/15/2026
(d),(f),(h)
70 71
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
65 63
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
Xcel Energy Inc
4.75%, 03/21/2028 220 222
5.45%, 08/15/2033 325 332
$ 8,405
Electrical Components & Equipment - 0 .02%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
43 44
Engineering & Construction - 0 .10%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d)
200 203
Entertainment - 0 .59%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d),(e)
215 205
6.50%, 02/15/2032
(d)
165 169
CCM Merger Inc
6.38%, 05/01/2026
(d)
170 170

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
5.25%, 07/15/2028
(d)
$ 55 $ 55
7.00%, 08/01/2032
(d)
80 83
Warnermedia Holdings Inc
3.76%, 03/15/2027 460 428
5.05%, 03/15/2042 155 92
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d),(e)
30 32
$ 1,234
Environmental Control - 0 .18%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
90 87
Waste Connections Inc
5.25%, 09/01/2035 95 97
Waste Management Inc
4.95%, 03/15/2035 195 196
$ 380
Food - 1 .50%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(d)
85 85
B&G Foods Inc
5.25%, 09/15/2027
(e)
20 18
8.00%, 09/15/2028
(d)
45 43
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(d),(i),(k)
42 45
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
145 151
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
80 85
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
6.38%, 04/15/2066
(d),(g)
315 317
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 405
5.13%, 02/01/2028 735 750
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(d)
125 128
Mars Inc
4.80%, 03/01/2030
(d)
95 96
5.20%, 03/01/2035
(d)
540 547
5.70%, 05/01/2055
(d)
398 397
Post Holdings Inc
5.50%, 12/15/2029
(d)
70 70
$ 3,137
Forest Products & Paper - 0 .16%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032
(d)
250 255
Mercer International Inc
5.13%, 02/01/2029 40 32
12.88%, 10/01/2028
(d)
45 46
$ 333
Gas - 0 .59%
Boston Gas Co
5.84%, 01/10/2035
(d)
100 104
NiSource Inc
0.95%, 08/15/2025 400 398
5.25%, 03/30/2028 20 20
6.95%, 11/30/2054
(f)
310 323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 125 126
6.00%, 06/15/2055 265 270
$ 1,241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .66%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d),(e)
$ 145 $ 141
7.38%, 03/15/2033
(d)
20 21
Centene Corp
2.63%, 08/01/2031 350 300
3.38%, 02/15/2030 250 230
4.25%, 12/15/2027 45 44
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(d)
75 74
HCA Inc
5.45%, 04/01/2031 90 93
LifePoint Health Inc
8.38%, 02/15/2032
(d)
70 74
Star Parent Inc
9.00%, 10/01/2030
(d)
85 89
UnitedHealth Group Inc
4.75%, 05/15/2052 235 200
5.75%, 07/15/2064 115 112
$ 1,378
Home Builders - 0 .04%
Adams Homes Inc
9.25%, 10/15/2028
(d)
85 88
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
1.54%, 03/25/2035 93 52
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1 .61%
American International Group Inc
4.85%, 05/07/2030 170 173
5.45%, 05/07/2035 340 349
Aon North America Inc
5.45%, 03/01/2034 155 159
5.75%, 03/01/2054 270 266
Arch Capital Finance LLC
4.01%, 12/15/2026 125 124
Arthur J Gallagher & Co
2.40%, 11/09/2031 225 197
5.15%, 02/15/2035 45 45
5.55%, 02/15/2055 45 43
Athene Global Funding
4.86%, 08/27/2026
(d)
245 246
Brown & Brown Inc
4.70%, 06/23/2028 95 96
4.90%, 06/23/2030 85 86
5.55%, 06/23/2035 95 97
6.25%, 06/23/2055 50 52
Corebridge Financial Inc
5.75%, 01/15/2034 90 94
Equitable America Global Funding
4.95%, 06/09/2030
(d)
235 238
F&G Global Funding
5.88%, 06/10/2027
(d)
220 225
GA Global Funding Trust
4.40%, 09/23/2027
(d)
275 274
Markel Group Inc
6.00%, 05/16/2054 75 75
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 64
MetLife Inc
5.00%, 07/15/2052 50 45
5.30%, 12/15/2034 55 56
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(d)
120 125
Reinsurance Group of America Inc
5.75%, 09/15/2034 180 185

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
$ 85 $ 69
$ 3,383
Internet - 0 .38%
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(d)
15 15
Meituan
4.63%, 10/02/2029
(d)
300 300
Meta Platforms Inc
4.45%, 08/15/2052 375 316
5.40%, 08/15/2054 165 161
$ 792
Investment Companies - 0 .10%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
7 7
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 150 126
5.25%, 05/15/2027 85 82
$ 215
Leisure Products & Services - 0 .08%
NCL Finance Ltd
6.13%, 03/15/2028
(d)
80 81
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
80 81
$ 162
Lodging - 0 .19%
Sands China Ltd
3.80%, 01/08/2026 200 199
Wynn Macau Ltd
5.63%, 08/26/2028
(d)
200 197
$ 396
Machinery - Diversified - 0 .20%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
140 148
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 260 263
$ 411
Media - 0 .72%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
55 52
5.38%, 06/01/2029
(d)
70 70
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 185 127
6.10%, 06/01/2029 195 204
6.15%, 11/10/2026 110 112
6.55%, 06/01/2034 150 160
Comcast Corp
2.94%, 11/01/2056 400 235
5.35%, 05/15/2053 55 51
Directv Financing LLC
8.88%, 02/01/2030
(d)
110 108
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
2 2
10.00%, 02/15/2031
(d)
5 5
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 15
DISH Network Corp
11.75%, 11/15/2027
(d)
126 130
iHeartCommunications Inc
4.75%, 01/15/2028
(d)
15 12
Paramount Global
4.20%, 05/19/2032 115 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
8.13%, 02/15/2033
(d)
$ 110 $ 111
$ 1,499
Mining - 0 .41%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
210 214
5.37%, 04/04/2029
(d)
175 180
6.13%, 10/06/2028
(d)
200 209
New Gold Inc
6.88%, 04/01/2032
(d)
40 41
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
210 220
$ 864
Mortgage Backed Securities - 3 .22%
Fannie Mae REMICS
1.58%, 12/25/2049
(j)
2,050 232
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.63%, 08/25/2049
(j)
1,919 214
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.68%, 02/25/2043
(j)
105 11
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.68%, 08/25/2043
(j)
336 36
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.73%, 12/25/2042
(j)
1,301 140
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 01/25/2048
(j)
495 61
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.78%, 03/25/2048
(j)
660 90
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.78%, 06/25/2048
(j)
698 83
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(j)
16 —
3.00%, 09/25/2050
(j)
764 123
3.50%, 11/25/2027
(j)
11 —
Freddie Mac REMICS
1.63%, 10/15/2046
(j)
869 107
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.73%, 06/25/2050
(j)
711 99
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(j)
10 —
3.00%, 10/15/2027
(j)
10 —
4.87%, 05/15/2049 725 704
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.07%, 05/20/2042
(j)
408 46
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
1.62%, 12/16/2043
(j)
748 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.67%, 11/20/2041
(j)
116 15
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 06/20/2046
(j)
255 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.67%, 11/20/2046
(j)
$ 656 $ 84
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.71%, 12/20/2043
(j)
126 15
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.77%, 10/20/2045
(j)
294 37
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 08/20/2047
(j)
714 99
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 11/20/2047
(j)
215 30
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.82%, 06/20/2045
(j)
370 47
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.87%, 08/20/2050
(j)
784 115
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 11/20/2050
(j)
548 82
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(j)
530 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.95%, 09/20/2050
(j)
648 95
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.22%, 04/20/2041
(j)
449 61
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.22%, 02/20/2042
(j)
71 9
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(j)
941 151
3.00%, 07/20/2050
(j)
204 33
3.00%, 11/20/2050
(j)
470 81
3.00%, 11/20/2050
(j)
725 122
3.00%, 11/20/2050
(j)
916 180
3.50%, 10/20/2049
(j)
326 62
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(i)
486 487
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(i)
360 359
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(i)
520 523
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(i)
517 517
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(i)
675 676
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(i)
733 735
$ 6,747
Oil & Gas - 1 .12%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(d)
195 205
ConocoPhillips Co
5.50%, 01/15/2055 180 171
Crescent Energy Finance LLC
8.38%, 01/15/2034
(d),(g)
95 95
Diamondback Energy Inc
5.20%, 04/18/2027 170 172
5.75%, 04/18/2054 265 246
Ecopetrol SA
8.88%, 01/13/2033 170 175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EQT Corp
7.50%, 06/01/2027
(d)
$ 100 $ 102
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(d)
115 112
Matador Resources Co
6.25%, 04/15/2033
(d)
140 139
Occidental Petroleum Corp
5.20%, 08/01/2029 120 120
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
75 77
Petroleos Mexicanos
6.50%, 03/13/2027 200 199
Saudi Arabian Oil Co
4.75%, 06/02/2030
(d)
200 201
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
325 324
$ 2,338
Oil & Gas Services - 0 .09%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
110 110
Enerflex Ltd
9.00%, 10/15/2027
(d)
80 83
$ 193
Other Asset Backed Securities - 0 .77%
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(d)
273 276
Hotwire Funding LLC
2.31%, 11/20/2051
(d)
600 577
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
9 9
Verizon Master Trust
4.35%, 08/20/2032
(d)
525 526
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(d)
215 220
$ 1,608
Packaging & Containers - 0 .66%
Amcor Flexibles North America Inc
5.10%, 03/17/2030
(d)
160 163
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 198
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
35 35
6.75%, 04/15/2032
(d)
100 103
6.88%, 01/15/2030
(d)
5 5
8.75%, 04/15/2030
(d)
60 61
LABL Inc
5.88%, 11/01/2028
(d)
95 83
9.50%, 11/01/2028
(d)
280 259
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
50 51
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 425 433
$ 1,391
Pharmaceuticals - 0 .87%
1261229 BC Ltd
10.00%, 04/15/2032
(d)
200 202
AbbVie Inc
4.05%, 11/21/2039 350 307
4.25%, 11/21/2049 190 157
5.50%, 03/15/2064 120 116
AdaptHealth LLC
6.13%, 08/01/2028
(d)
105 105
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 210
Bristol-Myers Squibb Co
4.25%, 10/26/2049 225 182

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
5.50%, 02/12/2055 $ 125 $ 126
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d),(e)
125 132
Jazz Securities DAC
4.38%, 01/15/2029
(d)
295 285
$ 1,822
Pipelines - 2 .32%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 60
5.75%, 03/01/2027
(d)
50 50
6.63%, 02/01/2032
(d)
20 21
Cheniere Energy Inc
5.65%, 04/15/2034 75 77
Cheniere Energy Partners LP
5.55%, 10/30/2035
(d),(g)
150 151
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 385
DT Midstream Inc
4.13%, 06/15/2029
(d)
665 642
Energy Transfer LP
3.75%, 05/15/2030 505 484
5.15%, 03/15/2045 275 242
5.25%, 07/01/2029 180 184
5.55%, 02/15/2028 352 362
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
215 207
Kinder Morgan Inc
5.00%, 02/01/2029 250 254
5.15%, 06/01/2030 190 194
5.40%, 02/01/2034 240 243
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
65 66
ONEOK Inc
4.25%, 09/24/2027 215 215
4.40%, 10/15/2029 80 79
4.75%, 10/15/2031 325 322
5.70%, 11/01/2054 230 212
Venture Global LNG Inc
7.00%, 01/15/2030
(d)
10 10
8.38%, 06/01/2031
(d)
20 21
9.50%, 02/01/2029
(d)
190 207
Williams Cos Inc/The
5.40%, 03/02/2026 165 166
$ 4,854
REITs - 0 .92%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 86
4.25%, 02/15/2028 215 214
4.95%, 06/15/2030 70 71
5.50%, 07/15/2034 155 157
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(d)
160 170
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
163 159
7.00%, 07/15/2031
(d)
80 84
Mid-America Apartments LP
2.88%, 09/15/2051
(e)
229 144
Omega Healthcare Investors Inc
5.20%, 07/01/2030 250 251
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
85 82
7.00%, 02/01/2030
(d),(e)
65 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(d),(e)
$ 125 $ 117
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(d)
35 35
10.50%, 02/15/2028
(d)
52 55
VICI Properties LP
4.75%, 04/01/2028 120 121
XHR LP
4.88%, 06/01/2029
(d)
110 107
6.63%, 05/15/2030
(d)
5 5
$ 1,925
Retail - 0 .35%
Bath & Body Works Inc
5.25%, 02/01/2028 195 196
6.63%, 10/01/2030
(d)
34 35
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(d),(i),(k)
155 163
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
190 182
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(d),(e)
160 167
$ 743
Semiconductors - 1 .77%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 29
3.42%, 04/15/2033
(d)
1,047 950
4.35%, 02/15/2030 165 164
4.55%, 02/15/2032 85 84
5.05%, 07/12/2029 110 113
5.05%, 04/15/2030 315 323
5.15%, 11/15/2031 125 129
Intel Corp
4.75%, 03/25/2050
(e)
210 171
Marvell Technology Inc
2.95%, 04/15/2031 170 155
4.75%, 07/15/2030 100 100
4.88%, 06/22/2028 215 217
5.45%, 07/15/2035 145 146
5.95%, 09/15/2033 190 201
Micron Technology Inc
5.30%, 01/15/2031 355 363
5.80%, 01/15/2035 349 361
6.75%, 11/01/2029 195 211
$ 3,717
Shipbuilding - 0 .17%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 155 159
5.75%, 01/15/2035
(e)
190 196
$ 355
Software - 0 .46%
Cloud Software Group Inc
9.00%, 09/30/2029
(d)
165 171
Open Text Corp
3.88%, 12/01/2029
(d)
45 43
Oracle Corp
3.95%, 03/25/2051 205 151
4.00%, 07/15/2046 95 73
Synopsys Inc
5.70%, 04/01/2055 120 119
VMware LLC
1.80%, 08/15/2028 440 407
$ 964
Sovereign - 0 .30%
Colombia Government International Bond
8.50%, 04/25/2035 200 207

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond
4.13%, 01/17/2048 $ 200 $ 151
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 215
Republic of Poland Government International Bond
4.88%, 02/12/2030 45 46
$ 619
Telecommunications - 1 .95%
AT&T Inc
2.55%, 12/01/2033 190 159
3.50%, 09/15/2053 969 656
3.55%, 09/15/2055 360 243
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(d),(g)
200 199
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(d)
200 201
EchoStar Corp
10.75%, 11/30/2029 70 72
Rogers Communications Inc
4.55%, 03/15/2052 135 110
T-Mobile USA Inc
2.40%, 03/15/2029 340 317
2.55%, 02/15/2031 365 327
2.88%, 02/15/2031 495 450
5.13%, 05/15/2032 200 204
5.88%, 11/15/2055 300 300
Verizon Communications Inc
2.36%, 03/15/2032
(e)
445 384
2.55%, 03/21/2031 276 247
2.88%, 11/20/2050 190 118
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
60 56
Zayo Group Holdings Inc
4.00%, 03/01/2027
(d)
35 33
$ 4,076
Transportation - 0 .23%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 51
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(l),(m)
121 1
Norfolk Southern Corp
5.10%, 05/01/2035 90 90
5.35%, 08/01/2054 295 282
RXO Inc
7.50%, 11/15/2027
(d)
60 61
$ 485
Water - 0 .10%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
200 212
TOTAL BONDS $ 130,509
SENIOR FLOATING RATE INTERESTS
- 2 .60%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .09%
TransDigm Inc Term Loan J
3.50%, 02/28/2031
(n)
$ 191 $ 191
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .14%
AAdvantage Loyalty IP Ltd Term Loan B
6.52%, 04/20/2028
(n)
38 38
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc Term Loan B
6.28%, 02/22/2031
(n)
201 202
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
WestJet Loyalty LP Term Loan B
3.85%, 02/14/2031
(n)
$ 49 $ 48
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 288
Automobile Parts & Equipment - 0 .09%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(n)
190 185
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .12%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.76%, 03/28/2031
(n)
217 217
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.58%, 01/31/2032
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 242
Chemicals - 0 .18%
Advancion Holdings LLC Term Loan B
8.43%, 11/24/2027
(n)
59 55
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.18%, 11/24/2028
(n)
143 133
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Element Solutions Inc Term Loan B3
6.08%, 12/18/2030
(n)
190 191
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 379
Commercial Services - 0 .25%
Aggreko Holdings Inc Term Loan B
7.32%, 08/16/2029
(n)
90 90
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp Term Loan B
7.31%, 02/01/2029
(n)
237 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(n)
189 189
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 516
Consumer Products - 0 .11%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(n)
263 234
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .27%
Avolon TLB Borrower 1 US LLC Term Loan B6
6.07%, 06/22/2030
(n)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Jane Street Group LLC Term Loan B
6.33%, 12/15/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.28%, PIK 1.50%, 05/30/2027
(k),(n)
$ 205 $ 192
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 557
Food - 0 .11%
Fiesta Purchaser Inc Term Loan B
7.58%, 02/12/2031
(n)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0 .03%
Medline Borrower LP Term Loan B
6.58%, 10/23/2028
(n)
62 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lodging - 0 .13%
Fertitta Entertainment LLC/NV Term Loan B
7.83%, 01/27/2029
(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc Term Loan B
7.24%, 04/30/2030
(n)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .22%
Directv Financing LLC Tern Loan Extended
9.79%, 08/02/2029
(n)
70 69
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
9.83%, 02/15/2031
(n)
168 160
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.57%, 05/23/2029
(n)
193 192
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
10.22%, 05/01/2029
(n)
55 45
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 466
Mining - 0 .14%
Arsenal AIC Parent LLC Term Loan B
7.08%, 08/18/2030
(n)
300 299
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .22%
Clydesdale Acquisition Holdings Inc Term Loan B
7.58%, 03/26/2032
(n)
147 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc Term Loan B
9.43%, 10/22/2028
(n)
218 195
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.32%, 04/15/2027
(n)
128 128
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 470
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .20%
1261229 BC Ltd Term Loan B
10.56%, 09/25/2030
(n)
$ 135 $ 130
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.33%, 04/23/2031
(n)
227 227
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.02%, 05/05/2028
(n)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 430
Retail - 0 .12%
IRB Holding Corp Term Loan B
7.26%, 12/15/2027
(n)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Software - 0 .09%
Cloud Software Group Inc Term Loan B1
7.80%, 03/30/2029
(n)
189 189
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .09%
CommScope LLC Term Loan
0.00%, 12/17/2029
(n),(o)
55 56
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(n)
130 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 179
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,456
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34 .74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .75%
3.00%, 11/01/2042 $ 115 $ 105
3.00%, 11/01/2042 20 18
3.00%, 12/01/2046 43 38
3.50%, 10/01/2041 11 10
3.50%, 04/01/2042 15 14
3.50%, 10/01/2045 296 276
3.50%, 03/01/2048 44 41
4.00%, 02/01/2045 5 4
4.00%, 02/01/2046 26 24
4.00%, 02/01/2046 83 79
4.00%, 06/01/2046 19 18
4.00%, 04/01/2047 91 86
4.00%, 11/01/2047 136 129
4.50%, 10/01/2041 11 11
4.50%, 12/01/2043 258 254
5.00%, 06/01/2031 20 21
5.00%, 10/01/2035 9 9
5.00%, 06/01/2041 362 366
6.00%, 06/01/2032 7 7
6.00%, 10/01/2032 3 4
6.00%, 01/01/2038 20 21
6.50%, 03/01/2029 1 —
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 1 1
7.00%, 12/01/2031 9 9
7.50%, 03/01/2031 3 3

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 09/01/2030 $ 19 $ 19
$ 1,575
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .10%
2.00%, 01/01/2051 893 729
2.00%, 02/01/2051 3,130 2,531
2.00%, 11/01/2051 995 800
2.00%, 12/01/2051 443 358
2.00%, 12/01/2051 1,552 1,244
2.00%, 05/01/2052 476 384
2.50%, 11/01/2050 298 251
2.50%, 02/01/2051 1,202 1,018
2.50%, 07/01/2051 896 754
2.50%, 11/01/2051 536 453
2.50%, 12/01/2051 1,061 893
2.50%, 04/01/2052 1,288 1,080
3.00%, 03/01/2034 75 72
3.00%, 11/01/2050 336 298
3.00%, 03/01/2052 876 771
3.00%, 04/01/2052 1,100 968
3.00%, 06/01/2052 336 294
3.50%, 04/01/2030 67 66
3.50%, 08/01/2034 84 82
3.50%, 12/01/2040 21 20
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 11 10
3.50%, 04/01/2042 23 21
3.50%, 11/01/2042 279 263
3.50%, 01/01/2044 100 94
3.50%, 05/01/2046 9 8
3.50%, 10/01/2047 577 533
3.50%, 06/01/2051 182 166
4.00%, 05/01/2041 59 57
4.00%, 10/01/2041 8 7
4.00%, 10/01/2041 20 19
4.00%, 11/01/2041 13 13
4.00%, 04/01/2042 9 9
4.00%, 02/01/2044 41 40
4.00%, 09/01/2044 7 7
4.00%, 09/01/2045 34 32
4.00%, 12/01/2045 164 155
4.00%, 01/01/2047 14 13
4.00%, 10/01/2048 107 102
4.00%, 10/01/2052 81 76
4.00%, 03/01/2053 1,144 1,071
4.50%, 08/01/2040 14 14
4.50%, 11/01/2040 222 221
4.50%, 08/01/2041 9 9
4.50%, 09/01/2041 110 108
4.50%, 06/01/2046 9 9
4.50%, 05/01/2047 7 7
4.50%, 05/01/2047 14 14
4.50%, 05/01/2049 58 56
4.50%, 07/01/2052 614 590
4.50%, 10/01/2052 489 469
4.50%, 05/01/2053 501 482
4.50%, 08/01/2053 380 364
4.50%, 01/01/2054 389 375
5.00%, 10/01/2041 55 56
5.00%, 06/01/2048 113 113
5.00%, 07/01/2052 410 405
5.00%, 09/01/2052 440 435
5.00%, 04/01/2053 588 582
5.00%, 06/01/2053 865 849
5.00%, 06/01/2053 755 745
5.00%, 11/01/2054 638 630
5.00%, 11/01/2054 458 449
5.00%, 02/01/2055 374 370
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 08/01/2055
(p)
$ 835 $ 818
5.50%, 07/01/2033 34 35
5.50%, 08/01/2036 178 183
5.50%, 05/01/2040 7 7
5.50%, 07/01/2053 510 514
5.50%, 11/01/2053 626 630
5.50%, 11/01/2053 616 622
5.50%, 05/01/2054 493 496
5.50%, 02/01/2055 849 854
5.50%, 08/01/2055
(p)
2,735 2,732
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 49 51
6.00%, 02/01/2037 15 15
6.00%, 02/01/2038 17 17
6.00%, 01/01/2053 1,137 1,173
6.00%, 04/01/2054 476 490
6.00%, 05/01/2054 415 425
6.00%, 06/01/2054 321 329
6.00%, 09/01/2054 333 341
6.00%, 08/01/2055
(p)
1,435 1,457
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 12
6.50%, 02/01/2038 15 16
6.50%, 09/01/2038 41 43
6.50%, 05/01/2054 314 326
6.50%, 08/01/2055
(p)
1,065 1,098
$ 35,805
Government National Mortgage Association (GNMA) - 7 .63%
2.00%, 07/20/2051 1,000 814
2.50%, 06/20/2050 307 262
2.50%, 04/20/2051 454 386
2.50%, 09/20/2051 298 253
3.00%, 02/15/2043 123 111
3.00%, 07/20/2044 141 128
3.00%, 01/20/2046 90 81
3.00%, 12/20/2046 393 353
3.00%, 09/20/2051 328 291
3.50%, 04/20/2046 84 77
3.50%, 10/20/2046 91 83
4.00%, 02/15/2042 45 43
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 389 363
4.50%, 09/15/2039 227 222
4.50%, 11/15/2040 36 36
4.50%, 09/20/2052 540 521
4.50%, 06/20/2053 673 647
5.00%, 02/20/2053 1,255 1,238
5.00%, 05/20/2053 527 520
5.00%, 09/20/2053 442 435
5.00%, 10/20/2053 960 948
5.00%, 02/20/2054 195 192
5.00%, 07/20/2055
(p)
1,195 1,174
5.50%, 12/20/2033 33 33
5.50%, 05/20/2035 4 4
5.50%, 12/20/2048 76 78
5.50%, 07/20/2055
(p)
4,195 4,201
6.00%, 01/20/2029 4 4
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 5 5
6.00%, 12/20/2036 22 23
6.00%, 07/20/2055
(p)
2,255 2,288
6.50%, 03/20/2028 1 —
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 143 148
8.00%, 12/15/2030 2 2
$ 15,979

Schedule of Investments
Core Plus Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 6 .04%
3.00%, 05/15/2045 $ 1,140 $ 873
3.00%, 11/15/2045
(q)
2,750 2,095
3.75%, 06/30/2027 1,100 1,101
3.75%, 05/15/2028 1,940 1,943
4.00%, 05/31/2030 300 303
4.00%, 04/30/2032 765 766
4.25%, 12/31/2026 2,000 2,012
4.50%, 11/15/2033 2,000 2,054
4.75%, 02/15/2037 1,435 1,494
$ 12,641
U.S. Treasury Bill - 3 .22%
4.14%, 08/28/2025
(r)
2,000 1,986
4.21%, 07/17/2025
(r)
1,395 1,392
4.22%, 09/18/2025
(r)
3,400 3,369
$ 6,747
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 72,747
Total Investments $ 224,635
Other Assets and Liabilities -  (7.26)% (15,214)
TOTAL NET ASSETS - 100.00% $ 209,421
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,314 or
0.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,325 or 23.08% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,260 or 0.60% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Non-income producing security
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after June 30, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,435 or 0.69% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 12,737 $ 86,944 $ 96,303 $ 3,378
$ 12,737 $ 86,944 $ 96,303 $ 3,378
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 164 $ — $ — $ —
$ 164 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2025 Long 99 $ 11,101 $ 131
US 10 Year Ultra Note; September 2025 Short 49 5,599 (87)
US 2 Year Note; September 2025 Long 179 37,236 132
US 5 Year Note; September 2025 Long 146 15,914 126
US Long Bond; September 2025 Long 75 8,660 215
US Ultra Bond; September 2025 Long 35 4,169 105
Total $ 622
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .08%
International Equity Index Fund
(a)
2,983,024 $ 39,436
MidCap S&P 400 Index Fund
(a)
1,014,040 22,258
SmallCap S&P 600 Index Fund
(a)
906,913 22,246
$ 83,940
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .94%
Bond Market Index Account
(a)
28,746,440 275,391
LargeCap S&P 500 Index Account
(a)
7,410,887 197,204
$ 472,595
TOTAL INVESTMENT COMPANIES $ 556,535
Total Investments $ 556,535
Other Assets and Liabilities -  (0.02)% (136)
TOTAL NET ASSETS - 100.00% $ 556,399
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 315,233 $ 15,753 $ 67,248 $ 275,391
International Equity Index Fund 43,356 779 12,361 39,436
LargeCap S&P 500 Index Account 215,573 16,660 46,579 197,204
MidCap S&P 400 Index Fund 24,252 2,709 4,697 22,258
SmallCap S&P 600 Index Fund 23,979 4,049 4,689 22,246
$ 622,393 $ 39,950 $ 135,574 $ 556,535
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (3,527) $ — $ 15,180
International Equity Index Fund — 2,561 — 5,101
LargeCap S&P 500 Index Account — 19,763 — (8,213)
MidCap S&P 400 Index Fund — (52) — 46
SmallCap S&P 600 Index Fund — (99) — (994)
$ — $ 18,646 $ — $ 11,120
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .29%
iShares Core S&P 500 ETF 71,844 $ 44,608
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,057 1
Principal Funds, Inc. Class R-6 - 15 .11%
International Equity Index Fund
(a)
1,179,137 15,588
MidCap S&P 400 Index Fund
(a)
403,104 8,848
SmallCap S&P 600 Index Fund
(a)
358,490 8,794
$ 33,230
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .69%
Bond Market Index Account
(a)
11,363,086 108,859
LargeCap S&P 500 Index Account
(a)
1,255,436 33,406
$ 142,265
TOTAL INVESTMENT COMPANIES $ 220,104
Total Investments $ 220,104
Other Assets and Liabilities -  (0.09)% (190)
TOTAL NET ASSETS - 100.00% $ 219,914
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 119,015 $ 3,072 $ 17,757 $ 108,859
International Equity Index Fund 16,471 251 4,130 15,588
LargeCap S&P 500 Index Account 34,886 2,243 5,659 33,406
MidCap S&P 400 Index Fund 9,156 881 1,192 8,848
Principal Government Money Market Fund - Class R-6 4.21% 2 66,418 66,419 1
SmallCap S&P 600 Index Fund 8,971 1,511 1,258 8,794
$ 188,501 $ 74,376 $ 96,415 $ 175,496
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 20 $ — $ 4,509
International Equity Index Fund — 196 — 2,800
LargeCap S&P 500 Index Account — 814 — 1,122
MidCap S&P 400 Index Fund — (6) — 9
Principal Government Money Market Fund - Class R-6 4.21% 332 — — —
SmallCap S&P 600 Index Fund — 3 — (433)
$ 332 $ 1,027 $ — $ 8,007
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .10%
International Equity Index Fund
(a)
520,114 $ 6,876
MidCap S&P 400 Index Fund
(a)
176,813 3,881
SmallCap S&P 600 Index Fund
(a)
158,134 3,879
$ 14,636
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .93%
Bond Market Index Account
(a)
5,012,545 48,020
LargeCap S&P 500 Managed Volatility Index
Account
(a)
1,864,486 34,307
$ 82,327
TOTAL INVESTMENT COMPANIES $ 96,963
Total Investments $ 96,963
Other Assets and Liabilities -  (0.03)% (27)
TOTAL NET ASSETS - 100.00% $ 96,936
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 56,979 $ 2,919 $ 13,938 $ 48,020
International Equity Index Fund 7,838 169 2,499 6,876
LargeCap S&P 500 Managed Volatility Index Account 39,029 2,717 9,651 34,307
MidCap S&P 400 Index Fund 4,385 543 1,040 3,881
SmallCap S&P 600 Index Fund 4,336 782 1,033 3,879
$ 112,567 $ 7,130 $ 28,161 $ 96,963
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,007) $ — $ 3,067
International Equity Index Fund — 437 — 931
LargeCap S&P 500 Managed Volatility Index Account — 2,536 — (324)
MidCap S&P 400 Index Fund — 2 — (9)
SmallCap S&P 600 Index Fund — (2) — (204)
$ — $ 1,966 $ — $ 3,461
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .06%
International Equity Index Fund
(a)
15,699,430 $ 207,547
MidCap S&P 400 Index Fund
(a)
4,669,679 102,499
SmallCap S&P 600 Index Fund
(a)
4,176,348 102,446
$ 412,492
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .97%
Bond Market Index Account
(a)
74,131,173 710,176
LargeCap S&P 500 Index Account
(a)
35,102,592 934,080
$ 1,644,256
TOTAL INVESTMENT COMPANIES $ 2,056,748
Total Investments $ 2,056,748
Other Assets and Liabilities -  (0.03)% (521)
TOTAL NET ASSETS - 100.00% $ 2,056,227
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 848,673 $ 49,693 $ 218,931 $ 710,176
International Equity Index Fund 238,204 3,655 75,411 207,547
LargeCap S&P 500 Index Account 1,065,904 60,326 246,214 934,080
MidCap S&P 400 Index Fund 116,588 10,524 24,449 102,499
SmallCap S&P 600 Index Fund 115,272 17,134 24,652 102,446
$ 2,384,641 $ 141,332 $ 589,657 $ 2,056,748
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (11,950) $ — $ 42,691
International Equity Index Fund — 13,381 — 27,718
LargeCap S&P 500 Index Account — 114,644 — (60,580)
MidCap S&P 400 Index Fund — (480) — 316
SmallCap S&P 600 Index Fund — (486) — (4,822)
$ — $ 115,109 $ — $ 5,323
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .28%
iShares Core S&P 500 ETF 473,875 $ 294,229
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
929 1
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
11,075,703 146,421
MidCap S&P 400 Index Fund
(a)
3,313,545 72,732
SmallCap S&P 600 Index Fund
(a)
2,946,364 72,274
$ 291,427
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .74%
Bond Market Index Account
(a)
52,237,440 500,435
LargeCap S&P 500 Index Account
(a)
13,757,794 366,095
$ 866,530
TOTAL INVESTMENT COMPANIES $ 1,452,187
Total Investments $ 1,452,187
Other Assets and Liabilities -  (0.11)% (1,648)
TOTAL NET ASSETS - 100.00% $ 1,450,539
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 551,294 $ 16,523 $ 88,403 $ 500,435
International Equity Index Fund 155,417 2,158 39,455 146,421
LargeCap S&P 500 Index Account 384,732 16,203 55,852 366,095
MidCap S&P 400 Index Fund 75,768 5,755 8,728 72,732
Principal Government Money Market Fund - Class R-6 4.21% 2 486,458 486,459 1
SmallCap S&P 600 Index Fund 74,920 10,249 9,278 72,274
$ 1,242,133 $ 537,346 $ 688,175 $ 1,157,958
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (17) $ — $ 21,038
International Equity Index Fund — 1,004 — 27,297
LargeCap S&P 500 Index Account — 6,401 — 14,611
MidCap S&P 400 Index Fund — 18 — (81)
Principal Government Money Market Fund - Class R-6 4.21% 2,352 — — —
SmallCap S&P 600 Index Fund — 21 — (3,638)
$ 2,352 $ 7,427 $ — $ 59,227
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .08%
International Equity Index Fund
(a)
1,661,835 $ 21,969
MidCap S&P 400 Index Fund
(a)
494,291 10,850
SmallCap S&P 600 Index Fund
(a)
442,070 10,844
$ 43,663
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .95%
Bond Market Index Account
(a)
7,846,786 75,172
LargeCap S&P 500 Managed Volatility Index
Account
(a)
5,361,530 98,653
$ 173,825
TOTAL INVESTMENT COMPANIES $ 217,488
Total Investments $ 217,488
Other Assets and Liabilities -  (0.03)% (58)
TOTAL NET ASSETS - 100.00% $ 217,430
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 86,573 $ 5,283 $ 19,903 $ 75,172
International Equity Index Fund 24,299 479 7,124 21,969
LargeCap S&P 500 Managed Volatility Index Account 108,896 5,666 22,304 98,653
MidCap S&P 400 Index Fund 11,893 1,266 2,301 10,850
SmallCap S&P 600 Index Fund 11,758 1,945 2,313 10,844
$ 243,419 $ 14,639 $ 53,945 $ 217,488
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,377) $ — $ 4,596
International Equity Index Fund — 1,168 — 3,147
LargeCap S&P 500 Managed Volatility Index Account — 5,998 — 397
MidCap S&P 400 Index Fund — (7) — (1)
SmallCap S&P 600 Index Fund — (2) — (544)
$ — $ 5,780 $ — $ 7,595
Amounts in thousands.

Schedule of Investments
Diversified Income Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .08%
International Equity Index Fund
(a)
589,222 $ 7,790
MidCap S&P 400 Index Fund
(a)
262,880 5,770
SmallCap S&P 600 Index Fund
(a)
235,107 5,767
$ 19,327
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .95%
Bond Market Index Account
(a)
12,916,785 123,743
LargeCap S&P 500 Index Account
(a)
1,829,771 48,690
$ 172,433
TOTAL INVESTMENT COMPANIES $ 191,760
Total Investments $ 191,760
Other Assets and Liabilities -  (0.03)% (52)
TOTAL NET ASSETS - 100.00% $ 191,708
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 140,681 $ 7,945 $ 30,092 $ 123,743
International Equity Index Fund 8,504 312 2,558 7,790
LargeCap S&P 500 Index Account 52,851 6,075 13,142 48,690
MidCap S&P 400 Index Fund 6,243 937 1,415 5,770
SmallCap S&P 600 Index Fund 6,173 1,273 1,398 5,767
$ 214,452 $ 16,542 $ 48,605 $ 191,760
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,885) $ — $ 7,094
International Equity Index Fund — 407 — 1,125
LargeCap S&P 500 Index Account — 3,579 — (673)
MidCap S&P 400 Index Fund — (7) — 12
SmallCap S&P 600 Index Fund — (13) — (268)
$ — $ 2,081 $ — $ 7,290
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .45 % Shares Held Value (000's)
Money Market Funds - 1 .45%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
157,870 $ 158
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
3,925,510 3,926
$ 4,084
TOTAL INVESTMENT COMPANIES $ 4,084
COMMON STOCKS - 98 .11 % Shares Held Value (000's)
Aerospace & Defense - 4 .55%
Airbus SE 26,130 $ 5,467
BAE Systems PLC 220,028 5,710
Thales SA 5,581 1,648
$ 12,825
Apparel - 1 .47%
Hermes International SCA 354 960
LVMH Moet Hennessy Louis Vuitton SE 1,517 794
PRADA SpA 128,500 798
Samsonite Group SA
(d)
847,200 1,578
$ 4,130
Automobile Manufacturers - 2 .77%
Daimler Truck Holding AG 77,669 3,685
Toyota Motor Corp 240,100 4,135
$ 7,820
Automobile Parts & Equipment - 0 .72%
Toyota Industries Corp 18,100 2,043
Banks - 13 .94%
AIB Group PLC 460,750 3,802
Bank Negara Indonesia Persero Tbk PT 1,749,900 444
Bank Rakyat Indonesia Persero Tbk PT 7,036,308 1,622
Credicorp Ltd 6,336 1,416
DBS Group Holdings Ltd 88,400 3,121
Erste Group Bank AG 40,903 3,482
FinecoBank Banca Fineco SpA 57,827 1,283
Grupo Financiero Banorte SAB de CV 127,859 1,173
ICICI Bank Ltd ADR 84,766 2,852
Kotak Mahindra Bank Ltd 121,007 3,053
National Bank of Greece SA 280,453 3,576
NatWest Group PLC 389,231 2,734
Nordea Bank Abp 101,088 1,502
Piraeus Financial Holdings SA 213,534 1,479
PT Bank Central Asia Tbk 1,598,000 854
Societe Generale SA 40,268 2,303
Swedbank AB 43,157 1,143
UniCredit SpA 51,527 3,457
$ 39,296
Beverages - 0 .87%
Arca Continental SAB de CV 109,400 1,159
Kweichow Moutai Co Ltd 6,498 1,280
$ 2,439
Biotechnology - 0 .60%
Argenx SE
(e)
2,774 1,536
Zai Lab Ltd ADR
(e),(f)
4,476 156
$ 1,692
Building Materials - 1 .71%
CRH PLC 52,113 4,811
Chemicals - 0 .15%
Shin-Etsu Chemical Co Ltd 13,200 436
Commercial Services - 1 .47%
Ashtead Group PLC 15,999 1,026
Localiza Rent a Car SA 208,634 1,566
TOPPAN Holdings Inc 57,600 1,565
$ 4,157
Computers - 1 .69%
Fujitsu Ltd 196,200 4,760
Cosmetics & Personal Care - 3 .75%
Haleon PLC 622,430 3,199
L'Oreal SA 5,135 2,200
Unilever PLC 84,604 5,163
$ 10,562
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .29%
Rexel SA 26,742 $ 825
Diversified Financial Services - 0 .40%
Brookfield Asset Management Ltd 20,267 1,122
Electric - 1 .17%
Iberdrola SA 171,785 3,305
Electrical Components & Equipment - 0 .12%
Schneider Electric SE 1,309 351
Electronics - 1 .28%
Halma PLC 22,680 997
Hoya Corp 21,896 2,600
$ 3,597
Engineering & Construction - 1 .83%
Kajima Corp 72,700 1,896
Obayashi Corp 97,200 1,473
Technip Energies NV 42,231 1,777
$ 5,146
Entertainment - 2 .04%
Entain PLC 239,463 2,966
Universal Music Group NV 86,144 2,794
$ 5,760
Food - 0 .54%
Danone SA 18,635 1,525
Food Service - 0 .52%
Compass Group PLC 43,051 1,458
Healthcare - Products - 1 .95%
Alcon AG 21,925 1,944
Smith & Nephew PLC 231,558 3,546
$ 5,490
Healthcare - Services - 0 .41%
ICON PLC
(e)
7,865 1,144
Home Builders - 0 .49%
Taylor Wimpey PLC 842,029 1,373
Home Furnishings - 0 .33%
Howden Joinery Group PLC 79,611 936
Insurance - 8 .50%
AIA Group Ltd 880,400 7,975
ASR Nederland NV 21,753 1,445
AXA SA 86,319 4,239
Fairfax Financial Holdings Ltd 1,300 2,346
Hannover Rueck SE 10,827 3,412
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,304 847
Sompo Holdings Inc 104,400 3,146
Tryg A/S 21,400 553
$ 23,963
Internet - 4 .95%
JD.com Inc 263,900 4,310
MercadoLibre Inc
(e)
720 1,882
Tencent Holdings Ltd 120,300 7,751
$ 13,943
Machinery - Construction & Mining - 2 .12%
Komatsu Ltd 32,300 1,066
Mitsubishi Electric Corp 138,900 2,988
Weir Group PLC/The 55,890 1,911
$ 5,965
Machinery - Diversified - 1 .74%
Atlas Copco AB - A Shares 154,876 2,504
Keyence Corp 6,000 2,399
$ 4,903
Media - 1 .00%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
26,940 2,815
Mining - 2 .10%
Impala Platinum Holdings Ltd
(e)
103,850 933
Sandfire Resources Ltd
(e)
212,338 1,578
Teck Resources Ltd 84,100 3,401
$ 5,912

Schedule of Investments
Diversified International Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .78%
Canadian Natural Resources Ltd 45,100 $ 1,418
Shell PLC 87,269 3,045
Suncor Energy Inc 125,500 4,701
Tourmaline Oil Corp 30,700 1,481
$ 10,645
Pharmaceuticals - 6 .97%
AstraZeneca PLC 49,018 6,822
Merck KGaA 5,952 772
Novo Nordisk A/S 44,535 3,086
Roche Holding AG 7,105 2,319
Sanofi SA 68,797 6,660
$ 19,659
Private Equity - 2 .47%
3i Group PLC 72,138 4,082
Brookfield Corp 36,269 2,245
Intermediate Capital Group PLC 24,346 646
$ 6,973
Retail - 3 .41%
Dollarama Inc 15,700 2,212
Industria de Diseno Textil SA 25,865 1,349
MatsukiyoCocokara & Co 47,800 983
Wal-Mart de Mexico SAB de CV 223,922 741
Yum China Holdings Inc 65,282 2,919
Yum China Holdings Inc 31,594 1,419
$ 9,623
Semiconductors - 8 .18%
ASML Holding NV 8,040 6,443
Samsung Electronics Co Ltd 126,898 5,612
Taiwan Semiconductor Manufacturing Co Ltd 301,140 11,012
$ 23,067
Software - 1 .96%
Dassault Systemes SE 39,918 1,447
Nemetschek SE 19,299 2,798
Sage Group PLC/The 74,290 1,276
$ 5,521
Telecommunications - 3 .21%
Deutsche Telekom AG 247,330 9,053
Toys, Games & Hobbies - 2 .05%
Nintendo Co Ltd 60,300 5,791
Transportation - 0 .61%
Canadian Pacific Kansas City Ltd 21,700 1,724
TOTAL COMMON STOCKS $ 276,560
Total Investments $ 280,644
Other Assets and Liabilities -  0.44% 1,238
TOTAL NET ASSETS - 100.00% $ 281,882
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $158 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,578 or 0.56% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $155 or 0.05% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 2,079 $ 31,467 $ 29,620 $ 3,926
$ 2,079 $ 31,467 $ 29,620 $ 3,926
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 45 $ — $ — $ —
$ 45 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .13 % Shares Held Value (000's)
Money Market Funds - 2 .13%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
558,901 $ 559
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b),(c)
14,508,142 14,508
$ 15,067
TOTAL INVESTMENT COMPANIES $ 15,067
COMMON STOCKS - 98 .09 % Shares Held Value (000's)
Advertising - 0 .92%
Omnicom Group Inc 90,239 $ 6,492
Automobile Manufacturers - 4 .20%
Cummins Inc 46,040 15,078
PACCAR Inc 153,754 14,616
$ 29,694
Banks - 13 .21%
Bank of America Corp 392,478 18,572
Citigroup Inc 112,887 9,609
JPMorgan Chase & Co 82,327 23,867
Morgan Stanley 170,516 24,019
PNC Financial Services Group Inc/The 93,427 17,417
$ 93,484
Beverages - 1 .84%
Coca-Cola Co/The 183,930 13,013
Biotechnology - 2 .12%
Corteva Inc 201,395 15,010
Building Materials - 3 .90%
Carrier Global Corp 119,043 8,713
Trane Technologies PLC 43,253 18,919
$ 27,632
Chemicals - 0 .91%
Air Products and Chemicals Inc 22,812 6,434
Computers - 1 .67%
Apple Inc 57,632 11,824
Cosmetics & Personal Care - 1 .76%
Procter & Gamble Co/The 78,336 12,481
Diversified Financial Services - 3 .24%
Blackrock Inc 15,487 16,250
Nasdaq Inc 74,475 6,659
$ 22,909
Electric - 4 .55%
NextEra Energy Inc 168,124 11,671
Sempra 69,326 5,253
WEC Energy Group Inc 68,630 7,151
Xcel Energy Inc 119,170 8,116
$ 32,191
Food - 0 .85%
Hershey Co/The 36,154 6,000
Healthcare - Products - 3 .92%
Abbott Laboratories 119,211 16,214
STERIS PLC 47,971 11,524
$ 27,738
Healthcare - Services - 3 .21%
HCA Healthcare Inc 35,571 13,627
UnitedHealth Group Inc 29,032 9,057
$ 22,684
Home Builders - 1 .83%
DR Horton Inc 100,492 12,955
Insurance - 3 .62%
Chubb Ltd 58,143 16,845
Fidelity National Financial Inc 156,234 8,759
$ 25,604
Internet - 0 .25%
Alphabet Inc - A Shares 9,889 1,743
Iron & Steel - 1 .43%
Reliance Inc 32,316 10,144
Lodging - 2 .42%
Hilton Worldwide Holdings Inc 64,347 17,138
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .37%
Deere & Co 32,988 $ 16,774
Media - 0 .99%
Comcast Corp - Class A 196,254 7,004
Miscellaneous Manufacturers - 2 .54%
Parker-Hannifin Corp 25,683 17,939
Oil & Gas - 4 .86%
Chevron Corp 48,523 6,948
EOG Resources Inc 106,467 12,735
Marathon Petroleum Corp 88,363 14,678
$ 34,361
Oil & Gas Services - 0 .05%
Halliburton Co 16,896 344
Pharmaceuticals - 6 .02%
AstraZeneca PLC ADR 84,908 5,933
Eli Lilly & Co 7,416 5,781
Merck & Co Inc 159,648 12,638
Novartis AG ADR 118,775 14,373
Roche Holding AG ADR
(d)
95,782 3,904
$ 42,629
Pipelines - 1 .86%
Enterprise Products Partners LP 423,843 13,143
Private Equity - 3 .34%
KKR & Co Inc 177,697 23,639
REITs - 3 .65%
Alexandria Real Estate Equities Inc 110,688 8,039
Equity LifeStyle Properties Inc 128,953 7,953
Prologis Inc 52,124 5,479
Realty Income Corp 76,098 4,384
$ 25,855
Retail - 4 .72%
Costco Wholesale Corp 20,071 19,869
Starbucks Corp 128,426 11,768
Williams-Sonoma Inc 10,751 1,756
$ 33,393
Semiconductors - 4 .16%
Broadcom Inc 34,041 9,383
Monolithic Power Systems Inc 7,544 5,518
Taiwan Semiconductor Manufacturing Co Ltd ADR 64,248 14,552
$ 29,453
Software - 4 .34%
Fidelity National Information Services Inc 46,420 3,779
Microsoft Corp 24,416 12,145
Salesforce Inc 23,858 6,506
SAP SE ADR 27,317 8,307
$ 30,737
Telecommunications - 2 .15%
T-Mobile US Inc 63,915 15,228
Transportation - 1 .19%
Expeditors International of Washington Inc 73,426 8,389
TOTAL COMMON STOCKS $ 694,058
Total Investments $ 709,125
Other Assets and Liabilities -  (0.22)% (1,563)
TOTAL NET ASSETS - 100.00% $ 707,562
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,959 or
0.56% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,865 or 0.55% of net assets.

Schedule of Investments
Equity Income Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 11,384 $ 118,562 $ 115,438 $ 14,508
$ 11,384 $ 118,562 $ 115,438 $ 14,508
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 221 $ — $ — $ —
$ 221 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .73 % Shares Held Value (000's)
Money Market Funds - 1 .73%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,282,224 $ 1,282
TOTAL INVESTMENT COMPANIES $ 1,282
COMMON STOCKS - 97 .62 % Shares Held Value (000's)
Aerospace & Defense - 1 .50%
Korea Aerospace Industries Ltd 10,549 $ 700
LIG Nex1 Co Ltd 1,025 410
$ 1,110
Automobile Manufacturers - 1 .84%
BYD Co Ltd 55,500 864
Mahindra & Mahindra Ltd 13,467 500
$ 1,364
Automobile Parts & Equipment - 1 .01%
Hyundai Mobis Co Ltd 2,868 608
Weichai Power Co Ltd 69,000 141
$ 749
Banks - 16 .45%
Bank Negara Indonesia Persero Tbk PT 1,687,200 428
Bank Rakyat Indonesia Persero Tbk PT 2,421,676 558
Credicorp Ltd 1,689 378
Grupo Financiero Banorte SAB de CV 55,700 511
HDFC Bank Ltd 56,627 1,322
ICICI Bank Ltd 88,770 1,500
IDFC First Bank Ltd
(c)
475,089 404
Kotak Mahindra Bank Ltd 56,286 1,420
National Bank of Greece SA 115,779 1,476
Piraeus Financial Holdings SA 151,448 1,049
Powszechna Kasa Oszczednosci Bank Polski SA 50,192 1,049
PT Bank Central Asia Tbk 1,074,600 575
Saudi National Bank/The 100,451 967
Vietnam Technological & Commercial Joint Stock
Bank
(c)
426,900 559
$ 12,196
Beverages - 1 .23%
Arca Continental SAB de CV 23,800 252
Ichitan Group PCL 530,500 165
Varun Beverages Ltd 92,352 493
$ 910
Biotechnology - 1 .22%
BeOne Medicines Ltd
(c)
21,400 405
Zai Lab Ltd
(c)
141,450 498
$ 903
Building Materials - 1 .26%
Cemex SAB de CV 682,014 472
Voltas Ltd 30,322 465
$ 937
Chemicals - 0 .25%
Orbia Advance Corp SAB de CV 265,000 185
Commercial Services - 1 .87%
GPS Participacoes e Empreendimentos SA
(d)
72,630 212
Humansoft Holding Co KSC 13,552 109
JSW Infrastructure Ltd 290,739 1,062
$ 1,383
Computers - 1 .01%
Elm Co 549 147
Globant SA
(c)
3,312 301
WNS Holdings Ltd
(c)
4,810 304
$ 752
Distribution & Wholesale - 0 .10%
AKR Corporindo Tbk PT 995,100 71
Diversified Financial Services - 2 .38%
Bajaj Finance Ltd 48,320 528
Banco BTG Pactual SA 40,812 318
Intercorp Financial Services Inc 9,789 373
KB Financial Group Inc 6,646 546
$ 1,765
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .27%
Adani Energy Solutions Ltd
(c)
84,074 $ 862
Emirates Central Cooling Systems Corp 172,406 78
$ 940
Electrical Components & Equipment - 2 .06%
Delta Electronics Inc 108,000 1,528
Electronics - 1 .33%
Avalon Technologies Ltd
(c),(d)
19,532 192
E Ink Holdings Inc 71,000 538
Voltronic Power Technology Corp 6,000 259
$ 989
Engineering & Construction - 1 .27%
Cury Construtora e Incorporadora SA 84,800 462
L&T Technology Services Ltd
(d)
4,247 218
Samsung E&A Co Ltd 15,977 261
$ 941
Food - 2 .66%
Bid Corp Ltd 14,866 392
Gruma SAB de CV 5,489 95
Indofood Sukses Makmur Tbk PT 498,600 250
LT Foods Ltd 57,806 328
SM Investments Corp 5,155 80
WH Group Ltd
(d)
858,500 827
$ 1,972
Forest Products & Paper - 1 .16%
Suzano SA 91,500 863
Healthcare - Products - 0 .23%
Pegavision Corp 8,000 81
Universal Vision Biotechnology Co Ltd 13,000 90
$ 171
Healthcare - Services - 0 .51%
Bangkok Dusit Medical Services PCL 305,000 195
Hygeia Healthcare Holdings Co Ltd
(c),(d)
92,600 181
$ 376
Home Furnishings - 0 .51%
Anker Innovations Technology Co Ltd 23,796 378
Insurance - 4 .25%
AIA Group Ltd 154,400 1,398
China Pacific Insurance Group Co Ltd 292,600 1,007
Max Financial Services Ltd
(c)
24,673 474
PICC Property & Casualty Co Ltd 140,000 272
$ 3,151
Internet - 14 .80%
Alibaba Group Holding Ltd 184,692 2,614
Grab Holdings Ltd
(c)
114,035 574
JD.com Inc 37,750 617
Meituan
(c),(d)
46,420 747
MercadoLibre Inc
(c)
507 1,325
Tencent Holdings Ltd 71,100 4,581
Tencent Music Entertainment Group 15,502 151
Trip.com Group Ltd 6,113 358
$ 10,967
Iron & Steel - 0 .12%
Severstal PAO
(c)
9,865 —
Ternium SA ADR 2,835 85
$ 85
Leisure Products & Services - 1 .10%
Bajaj Auto Ltd 6,275 613
Yadea Group Holdings Ltd
(d)
128,000 205
$ 818
Lodging - 1 .06%
Atour Lifestyle Holdings Ltd ADR 24,120 784
Machinery - Diversified - 0 .52%
WEG SA 48,600 382
Metal Fabrication & Hardware - 0 .58%
APL Apollo Tubes Ltd 21,340 433

Schedule of Investments
Global Emerging Markets Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .88%
Aluminum Corp of China Ltd 144,000 $ 97
Anglogold Ashanti Plc 8,329 380
Capstone Copper Corp
(c)
57,500 353
Impala Platinum Holdings Ltd
(c)
98,689 887
Ivanhoe Mines Ltd
(c)
29,100 219
Polyus PJSC
(c)
1,080 —
Shandong Gold Mining Co Ltd
(d)
56,000 197
$ 2,133
Miscellaneous Manufacturers - 0 .68%
Escorts Kubota Ltd 9,503 370
Zhuzhou CRRC Times Electric Co Ltd 33,600 135
$ 505
Oil & Gas - 1 .83%
ADNOC Drilling Co PJSC 133,824 208
HD Hyundai Co Ltd 3,622 347
PRIO SA/Brazil
(c)
12,800 100
Reliance Industries Ltd 32,854 575
Saudi Arabian Oil Co
(d)
19,800 128
$ 1,358
Pharmaceuticals - 1 .63%
Caplin Point Laboratories Ltd 14,728 364
Hansoh Pharmaceutical Group Co Ltd
(d)
158,000 600
Richter Gedeon Nyrt 3,919 116
Simcere Pharmaceutical Group Ltd
(d)
91,000 129
$ 1,209
Pipelines - 0 .51%
Gaztransport Et Technigaz SA 1,904 377
Real Estate - 0 .61%
China Resources Land Ltd 87,500 298
Sun Hung Kai Properties Ltd 13,500 155
$ 453
Retail - 0 .83%
El Puerto de Liverpool SAB de CV 22,011 119
Jumbo SA 6,026 209
Yum China Holdings Inc 6,350 285
$ 613
Semiconductors - 20 .11%
Alchip Technologies Ltd 3,000 318
ASE Technology Holding Co Ltd 49,000 246
ASML Holding NV - NY Reg Shares 247 198
ASPEED Technology Inc 2,000 325
MediaTek Inc 23,000 986
Samsung Electronics Co Ltd 50,220 2,221
SK Hynix Inc 6,279 1,353
Taiwan Semiconductor Manufacturing Co Ltd 253,164 9,258
$ 14,905
Software - 1 .43%
NetEase Inc 39,300 1,059
Telecommunications - 2 .69%
Accton Technology Corp 26,000 650
Xiaomi Corp
(c),(d)
174,600 1,344
$ 1,994
Textiles - 0 .17%
SLC Agricola SA 37,556 123
Transportation - 0 .37%
Blue Dart Express Ltd 836 62
JD Logistics Inc
(c),(d)
127,400 214
$ 276
Water - 0 .33%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
11,100 244
TOTAL COMMON STOCKS $ 72,352
PREFERRED STOCKS - 0 .88 % Shares Held Value (000's)
Automobile Manufacturers - 0 .34%
Hyundai Motor Co 12,600.00% 2,130 $ 250
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0 .54%
Petroleo Brasileiro SA - Petrobras 1.23% 70,100 $ 405
TOTAL PREFERRED STOCKS $ 655
Total Investments $ 74,289
Other Assets and Liabilities -  (0.23)% (170)
TOTAL NET ASSETS - 100.00% $ 74,119
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,194 or 7.01% of net assets.

Schedule of Investments
Global Emerging Markets Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 854 $ 9,591 $ 9,163 $ 1,282
$ 854 $ 9,591 $ 9,163 $ 1,282
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.75% Shares Held Value (000's)
Money Market Funds - 1.75%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,897,531 $ 1,898
TOTAL INVESTMENT COMPANIES $ 1,898
BONDS - 26.26%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8.48%
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 $ 101 $ 101
AmeriCredit Automobile Receivables Trust 2024-1
4.90%, 02/18/2028 566 566
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 192 193
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 508 510
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
237 238
BofA Auto Trust 2025-1
4.85%, 11/22/2027
(c)
350 350
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 561 562
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
166 166
Drive Auto Receivables Trust
4.87%, 08/15/2028 775 776
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 112 112
GM Financial Automobile Leasing Trust 2024-3
4.77%, 01/20/2027 914 914
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 459 460
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 604 605
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 69 69
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 96 96
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 227 227
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 542 542
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 965 965
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
304 305
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
234 234
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
1,215 1,215
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 9,206
Credit Card Asset Backed Securities - 6.01%
American Express Credit Account Master Trust
3.75%, 08/15/2027 900 899
BA Credit Card Trust
5.00%, 04/15/2028 1,050 1,052
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028 1,200 1,201
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 750 752
Discover Card Execution Note Trust
4.31%, 03/15/2028 1,365 1,364
5.03%, 10/15/2027 1,250 1,252
$ 6,520
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 11.76%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
$ 81 $ 73
Fannie Mae Grantor Trust 2005-T1
4.78%, 05/25/2035 93 89
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
452 60
Fannie Mae REMICS
1.58%, 10/25/2049
(e)
1,910 248
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 05/25/2050
(e)
2,085 247
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.63%, 08/25/2049
(e)
2,974 331
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 09/25/2049
(e)
851 110
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 11/25/2049
(e)
1,432 164
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.65%, 06/25/2050
(e)
1,259 160
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.73%, 09/25/2047
(e)
2,689 325
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.05%, 06/25/2045
(e)
835 54
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.28%, 12/25/2042
(e)
1,026 144
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
131 2
3.00%, 04/25/2042 54 53
3.00%, 05/25/2048 67 59
3.00%, 01/25/2051
(e)
1,600 278
7.00%, 04/25/2032 29 31
Freddie Mac REMICS
1.50%, 04/15/2028 107 104
1.63%, 09/25/2049
(e)
2,575 314
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 10/25/2049
(e)
2,195 247
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 11/25/2049
(e)
918 105
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.84%, 05/15/2038
(e)
681 33
1.00 x 12 Month Treasury Average Index +
0.00%
3.00%, 04/15/2046 82 77
Ginnie Mae
1.67%, 06/20/2046
(e)
255 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 08/20/2047
(e)
1,701 215
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.71%, 12/20/2043
(e)
568 66
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%

Schedule of Investments
Government & High Quality Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.77%, 10/20/2045
(e)
$ 687 $ 85
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 11/20/2047
(e)
507 71
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.87%, 08/20/2050
(e)
1,830 268
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 11/20/2050
(e)
1,129 169
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 07/20/2051
(e)
1,207 173
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(e)
1,463 211
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.95%, 09/20/2050
(e)
1,160 170
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
915 149
3.00%, 11/20/2050
(e)
1,666 286
3.00%, 11/20/2050
(e)
2,571 433
3.00%, 12/20/2050
(e)
1,050 174
3.50%, 10/20/2049
(e)
1,512 289
4.00%, 02/20/2044
(e)
390 16
4.00%, 04/20/2044
(e)
316 18
4.00%, 01/20/2046
(e)
160 7
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
100 91
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(c),(d)
413 384
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,299 1,311
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
931 932
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
486 487
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
618 614
New Residential Mortgage Loan Trust 2015-2
5.29%, 08/25/2055
(c),(d)
479 476
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
68 66
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
336 316
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(d)
896 898
Sequoia Mortgage Trust 2024-1
5.92%, 01/25/2054
(c),(d)
512 512
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
540 541
$ 12,768
Other Asset Backed Securities - 0.01%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
14 14
TOTAL BONDS $ 28,508
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 89.85%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.42%
3.00%, 05/01/2043 $ 270 $ 245
3.00%, 10/01/2046 339 305
3.50%, 02/01/2044 263 245
4.00%, 01/01/2043 313 302
4.00%, 06/01/2043 344 330
4.00%, 10/01/2045 421 403
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 11/01/2043 $ 287 $ 283
5.00%, 10/01/2025 1 1
5.00%, 02/01/2033 32 33
5.00%, 06/01/2033 60 61
5.00%, 01/01/2034 123 125
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 6 6
5.00%, 07/01/2035 30 30
5.00%, 10/01/2035 11 11
5.50%, 03/01/2033 29 30
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 05/01/2031 3 3
6.00%, 12/01/2031 3 3
6.00%, 11/01/2033 16 16
6.00%, 09/01/2034 14 14
6.00%, 02/01/2035 7 8
6.00%, 10/01/2036 15 16
6.00%, 03/01/2037 18 19
6.00%, 01/01/2038 28 29
6.00%, 04/01/2038 7 7
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 2 2
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 1 1
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 11 12
6.50%, 08/01/2031 2 2
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 2 2
6.50%, 12/01/2031 4 4
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 9 9
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 2 2
7.00%, 04/01/2028 2 3
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 2 2
7.00%, 04/01/2032 14 15
7.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
7.50%, 10/01/2030 2 2
7.50%, 02/01/2031 1 —
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 3 3
8.50%, 07/01/2029 8 8
$ 2,626
Federal National Mortgage Association (FNMA) - 0.12%
5.50%, 05/01/2033 6 6
6.00%, 05/01/2037 90 93
6.30%, 12/01/2033 15 16
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 11/01/2032 4 4
6.52%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
7.00%, 08/01/2028 2 2
7.00%, 12/01/2028 2 3
$ 129
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 59.45%
2.00%, 10/01/2050 692 555
2.00%, 11/01/2051 1,546 1,243
2.00%, 11/01/2051 1,208 959

Schedule of Investments
Government & High Quality Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2051 $ 2,374 $ 1,910
2.00%, 12/01/2051 2,374 1,899
2.00%, 01/01/2052 1,937 1,561
2.00%, 01/01/2052 1,589 1,274
2.00%, 03/01/2052 1,623 1,291
2.50%, 02/01/2051 2,232 1,890
2.50%, 07/01/2051 2,896 2,435
2.50%, 12/01/2051 1,941 1,654
2.50%, 04/01/2052 4,107 3,491
3.00%, 10/01/2042 615 556
3.00%, 10/01/2046 421 376
3.00%, 11/01/2046 809 719
3.00%, 01/01/2050 799 700
3.00%, 07/01/2050 754 660
3.00%, 08/01/2050 577 505
3.00%, 09/01/2050 948 830
3.00%, 06/01/2052 1,618 1,415
3.50%, 11/01/2042 447 420
3.50%, 02/01/2043 205 193
3.50%, 03/01/2045 210 195
3.50%, 11/01/2048 896 831
3.50%, 08/01/2050 763 703
3.50%, 06/01/2052 867 785
4.00%, 02/01/2041 451 434
4.00%, 08/01/2044 206 198
4.00%, 10/01/2044 593 568
4.00%, 11/01/2044 206 197
4.00%, 08/01/2045 292 280
4.00%, 08/01/2046 517 490
4.00%, 07/01/2047 412 393
4.00%, 07/01/2052 351 327
4.50%, 08/01/2039 549 548
4.50%, 10/01/2043 351 344
4.50%, 09/01/2045 236 231
4.50%, 10/01/2045 341 335
4.50%, 11/01/2045 556 544
4.50%, 08/01/2052 812 781
4.50%, 10/01/2052 734 703
4.50%, 01/01/2054 779 751
5.00%, 05/01/2033 330 334
5.00%, 04/01/2035 36 36
5.00%, 04/01/2035 36 36
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 143 145
5.00%, 02/01/2040 442 451
5.00%, 07/01/2041 320 324
5.00%, 09/01/2052 760 752
5.00%, 04/01/2053 1,861 1,830
5.00%, 04/01/2053 1,681 1,663
5.00%, 06/01/2053 1,989 1,954
5.00%, 11/01/2054 802 786
5.00%, 11/01/2054 943 930
5.00%, 02/01/2055 486 480
5.50%, 06/01/2033 17 17
5.50%, 03/01/2038 36 37
5.50%, 07/01/2053 901 909
5.50%, 11/01/2053 879 888
5.50%, 11/01/2053 1,073 1,081
5.50%, 05/01/2054 821 827
5.50%, 10/01/2054 1,273 1,283
5.50%, 02/01/2055 1,704 1,714
5.50%, 08/01/2055
(f)
2,685 2,682
6.00%, 11/01/2028 5 6
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 15 16
6.00%, 07/01/2037 42 44
6.00%, 11/01/2037 2 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 12/01/2037 $ 1 $ 1
6.00%, 03/01/2038 28 29
6.00%, 04/01/2054 835 858
6.00%, 05/01/2054 819 840
6.00%, 06/01/2054 595 611
6.00%, 09/01/2054 586 600
6.00%, 08/01/2055
(f)
3,490 3,543
6.50%, 03/01/2029 1 1
6.50%, 06/01/2031 6 6
6.50%, 08/01/2032 3 3
6.50%, 02/01/2033 4 4
6.50%, 12/01/2036 8 8
6.50%, 07/01/2037 9 10
6.50%, 02/01/2038 11 12
6.50%, 05/01/2054 607 631
6.50%, 08/01/2055
(f)
1,900 1,959
7.00%, 10/01/2029 2 2
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
$ 64,529
Government National Mortgage Association (GNMA) - 24.71%
2.00%, 01/20/2051 1,295 1,055
2.00%, 02/20/2051 445 363
2.50%, 06/20/2050 2,019 1,723
3.00%, 02/15/2043 595 539
3.00%, 05/15/2043 705 639
3.00%, 02/20/2047 345 309
3.50%, 01/15/2043 435 407
3.50%, 05/15/2043 448 418
3.50%, 06/20/2043 275 252
3.50%, 06/20/2046 36 33
3.50%, 02/20/2047 372 343
4.00%, 07/20/2047 267 258
4.00%, 04/20/2052 731 683
4.50%, 07/15/2040 139 136
4.50%, 08/20/2048 840 818
4.50%, 05/20/2052 974 940
4.50%, 06/20/2053 536 515
5.00%, 12/20/2052 2,130 2,104
5.00%, 05/20/2053 1,008 993
5.00%, 09/20/2053 840 826
5.00%, 10/20/2053 846 835
5.00%, 02/20/2054 376 370
5.00%, 07/20/2055
(f)
70 69
5.50%, 11/15/2033 15 15
5.50%, 05/20/2035 37 38
5.50%, 07/20/2055
(f)
7,550 7,560
6.00%, 06/20/2028 3 3
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 2 3
6.00%, 07/20/2029 3 3
6.00%, 07/20/2033 33 34
6.00%, 07/20/2055
(f)
4,400 4,464
6.50%, 03/20/2031 2 3
6.50%, 04/20/2031 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 21 21
7.00%, 01/15/2029 3 3
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 2 2
7.00%, 09/15/2031 11 11
7.00%, 06/15/2032 19 19
$ 26,816

Schedule of Investments
Government & High Quality Bond Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 3.15%
4.21%, 07/17/2025
(g)
$ 2,575 $ 2,570
4.22%, 09/18/2025
(g)
860 852
$ 3,422
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 97,522
Total Investments $ 127,928
Other Assets and Liabilities -  (17.86)% (19,383)
TOTAL NET ASSETS - 100.00% $ 108,545
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,157 or 8.44% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 2,761 $ 27,139 $ 28,002 $ 1,898
$ 2,761 $ 27,139 $ 28,002 $ 1,898
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 40 $ — $ — $ —
$ 40 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; September 2025 Short 6 $ 1,248 $ (5)
US 5 Year Note; September 2025 Short 15 1,635 (20)
US Long Bond; September 2025 Long 26 3,002 118
Total $ 93
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.38% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 1000 Growth ETF 2,600 $ 1,104
Money Market Funds - 2.20%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
50,849 51
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
13,553,945 13,554
$ 13,605
TOTAL INVESTMENT COMPANIES $ 14,709
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 264
Chemicals - 0.02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 96
Software - 0.05%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 223
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 75
$ 298
TOTAL CONVERTIBLE PREFERRED STOCKS $ 658
COMMON STOCKS - 97.75% Shares Held Value (000's)
Advertising - 0.91%
Trade Desk Inc/The
(d)
77,808 $ 5,601
Aerospace & Defense - 2.54%
Boeing Co/The
(d)
12,343 2,587
FTAI Aviation Ltd 296 34
General Electric Co 3,058 787
HEICO Corp 122 40
HEICO Corp - Class A 219 57
Howmet Aerospace Inc 22,355 4,161
Karman Holdings Inc
(d),(g)
77 4
Leonardo DRS Inc 86 4
Loar Holdings Inc
(d)
103 9
Lockheed Martin Corp 170 79
Rocket Lab Corp
(d)
1,138 41
Spirit AeroSystems Holdings Inc
(d)
35 1
StandardAero Inc
(d)
37 1
TransDigm Group Inc 5,180 7,876
$ 15,681
Agriculture - 0.00%
Darling Ingredients Inc
(d)
50 2
Airlines - 0.00%
Alaska Air Group Inc
(d)
61 3
American Airlines Group Inc
(d)
188 2
Southwest Airlines Co 156 5
$ 10
Apparel - 0.02%
Birkenstock Holding Plc
(d)
46 2
Deckers Outdoor Corp
(d)
439 45
On Holding AG
(d)
640 33
Ralph Lauren Corp 8 2
Tapestry Inc 551 49
$ 131
Automobile Manufacturers - 0.42%
Tesla Inc
(d)
8,180 2,598
Automobile Parts & Equipment - 0.00%
Allison Transmission Holdings Inc 41 4
Banks - 0.06%
Bank of America Corp 1,585 75
Bank of New York Mellon Corp/The 151 14
Citigroup Inc 961 82
Goldman Sachs Group Inc/The 48 34
NU Holdings Ltd/Cayman Islands
(d)
9,285 127
Pinnacle Financial Partners Inc 15 2
Popular Inc 18 2
Western Alliance Bancorp 65 5
$ 341
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.10%
Celsius Holdings Inc
(d)
479 $ 22
Coca-Cola Co/The 5,527 391
Coca-Cola Consolidated Inc 20 3
Monster Beverage Corp
(d)
2,028 127
PepsiCo Inc 546 72
$ 615
Biotechnology - 0.44%
Alnylam Pharmaceuticals Inc
(d)
362 118
Amgen Inc 1,154 322
Apellis Pharmaceuticals Inc
(d)
314 5
Argenx SE ADR
(d)
3,018 1,664
Exelixis Inc
(d)
635 28
Gilead Sciences Inc 975 108
Halozyme Therapeutics Inc
(d)
356 19
Incyte Corp
(d)
118 8
Insmed Inc
(d)
486 49
Ionis Pharmaceuticals Inc
(d)
417 16
Sarepta Therapeutics Inc
(d)
258 4
Summit Therapeutics Inc
(d)
339 7
Ultragenyx Pharmaceutical Inc
(d)
252 9
Vertex Pharmaceuticals Inc
(d)
747 333
Viking Therapeutics Inc
(d),(g)
31 1
$ 2,691
Building Materials - 1.03%
AAON Inc 182 13
Armstrong World Industries Inc 37 6
AZEK Co Inc/The
(d)
263 14
Eagle Materials Inc 6 1
Lennox International Inc 93 53
Simpson Manufacturing Co Inc 16 3
Trane Technologies PLC 14,412 6,305
$ 6,395
Chemicals - 0.04%
Ecolab Inc 178 48
Sherwin-Williams Co/The 614 211
$ 259
Commercial Services - 3.72%
Affirm Holdings Inc
(d)
11,800 816
Automatic Data Processing Inc 1,098 339
Avis Budget Group Inc
(d)
17 3
Block Inc
(d)
114,227 7,759
Booz Allen Hamilton Holding Corp 363 38
Bright Horizons Family Solutions Inc
(d)
22 3
Cintas Corp 34,958 7,791
Corpay Inc
(d)
197 65
Equifax Inc 8,861 2,298
Grand Canyon Education Inc
(d)
23 4
H&R Block Inc 66 4
Moody's Corp 452 227
Morningstar Inc 47 15
Paylocity Holding Corp
(d)
121 22
Quanta Services Inc 331 125
RB Global Inc 32 3
Rollins Inc 816 46
S&P Global Inc 6,219 3,279
Shift4 Payments Inc
(d),(g)
193 19
Toast Inc
(d)
1,306 58
U-Haul Holding Co
(d)
11 1
U-Haul Holding Co 123 7
Valvoline Inc
(d)
328 12
Verisk Analytics Inc 245 76
WEX Inc
(d)
10 1
WillScot Holdings Corp 132 4
$ 23,015
Computers - 5.30%
Apple Inc 155,255 31,854
Crowdstrike Holdings Inc
(d)
710 362
Dell Technologies Inc 124 15
ExlService Holdings Inc
(d)
460 20

Schedule of Investments
LargeCap Growth Account I
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Fortinet Inc
(d)
1,850 $ 196
Gartner Inc
(d)
217 88
Globant SA
(d)
13 1
KBR Inc 29 1
Kyndryl Holdings Inc
(d)
43 2
Lumentum Holdings Inc
(d)
15 1
NetApp Inc 234 25
Okta Inc
(d)
189 19
Pure Storage Inc
(d)
774 44
Rubrik Inc
(d)
168 15
Super Micro Computer Inc
(d)
685 34
Zscaler Inc
(d)
283 89
$ 32,766
Consumer Products - 0.01%
Kimberly-Clark Corp 349 45
Cosmetics & Personal Care - 0.02%
Colgate-Palmolive Co 1,109 101
Distribution & Wholesale - 0.06%
Copart Inc
(d)
2,395 118
Core & Main Inc
(d)
321 19
Fastenal Co 2,722 114
Pool Corp 20 6
SiteOne Landscape Supply Inc
(d)
42 5
WW Grainger Inc 109 114
$ 376
Diversified Financial Services - 5.33%
Ally Financial Inc 95 4
American Express Co 524 167
Ameriprise Financial Inc 252 134
Apollo Global Management Inc 835 118
Ares Management Corp 8,657 1,500
Blue Owl Capital Inc 1,774 34
Brookfield Asset Management Ltd 383 21
Charles Schwab Corp/The 434 40
Coinbase Global Inc
(d)
59 21
Credit Acceptance Corp
(d)
3 1
Freedom Holding Corp/NV
(d),(g)
43 6
Hamilton Lane Inc 75 11
Houlihan Lokey Inc 59 11
Interactive Brokers Group Inc - A Shares 65 4
Jefferies Financial Group Inc 109 6
Lazard Inc 62 3
LPL Financial Holdings Inc 231 87
Mastercard Inc 35,861 20,152
SLM Corp 83 3
SoFi Technologies Inc
(d)
424 8
TPG Inc 353 18
Tradeweb Markets Inc 9,181 1,344
UWM Holdings Corp 108 —
Visa Inc 26,029 9,241
XP Inc 105 2
$ 32,936
Electric - 0.05%
NRG Energy Inc 576 92
Vistra Corp 983 191
$ 283
Electrical Components & Equipment - 0.56%
Generac Holdings Inc
(d)
24,384 3,492
Electronics - 1.12%
Amphenol Corp 69,367 6,850
Jabil Inc 200 44
$ 6,894
Energy - Alternate Sources - 0.23%
Enphase Energy Inc
(d)
369 15
First Solar Inc
(d)
8,611 1,425
$ 1,440
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.01%
Comfort Systems USA Inc 101 $ 54
EMCOR Group Inc 45 24
MasTec Inc
(d)
38 7
TopBuild Corp
(d)
7 2
$ 87
Entertainment - 0.87%
Churchill Downs Inc 160 16
DraftKings Inc
(d)
118,828 5,097
Flutter Entertainment PLC
(d)
421 120
Light & Wonder Inc
(d)
248 24
Live Nation Entertainment Inc
(d)
460 70
TKO Group Holdings Inc 85 15
Vail Resorts Inc 91 14
$ 5,356
Environmental Control - 0.73%
Tetra Tech Inc 145 5
Veralto Corp 42,166 4,257
Waste Management Inc 1,076 246
$ 4,508
Food - 0.02%
Hershey Co/The 57 9
Performance Food Group Co
(d)
55 5
Sprouts Farmers Market Inc
(d)
284 47
Sysco Corp 756 57
$ 118
Healthcare - Products - 4.70%
Boston Scientific Corp
(d)
740 79
Danaher Corp 7,382 1,458
Exact Sciences Corp
(d)
30 2
IDEXX Laboratories Inc
(d)
234 125
Inspire Medical Systems Inc
(d)
85 11
Insulet Corp
(d)
203 64
Intuitive Surgical Inc
(d)
27,533 14,962
Masimo Corp
(d)
131 22
Natera Inc
(d)
12,222 2,065
Penumbra Inc
(d)
108 28
Repligen Corp
(d)
20 2
ResMed Inc 101 26
Sonova Holding AG ADR 24,996 1,493
Stryker Corp 10,308 4,078
Waters Corp
(d)
91 32
West Pharmaceutical Services Inc 20,922 4,578
$ 29,025
Healthcare - Services - 1.16%
Chemed Corp 5 2
Cigna Group/The 8,734 2,888
DaVita Inc
(d)
112 16
HCA Healthcare Inc 108 41
Medpace Holdings Inc
(d)
67 21
Molina Healthcare Inc
(d)
86 26
Sotera Health Co
(d)
43 —
UnitedHealth Group Inc 13,301 4,150
$ 7,144
Home Furnishings - 0.01%
SharkNinja Inc
(d)
35 3
Somnigroup International Inc 587 40
$ 43
Insurance - 1.29%
Aon PLC 564 201
Arthur J Gallagher & Co 45 14
Brown & Brown Inc 85 10
Equitable Holdings Inc 881 50
Everest Group Ltd 18 6
Kinsale Capital Group Inc 64 31
Markel Group Inc
(d)
8 16
Marsh & McLennan Cos Inc 171 37

Schedule of Investments
LargeCap Growth Account I
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 28,539 $ 7,616
RLI Corp 14 1
Ryan Specialty Holdings Inc 305 21
$ 8,003
Internet - 20.54%
Airbnb Inc
(d)
1,236 164
Alphabet Inc - A Shares 85,674 15,099
Alphabet Inc - C Shares 45,268 8,030
Amazon.com Inc
(d)
143,535 31,490
Booking Holdings Inc 923 5,343
CDW Corp/DE 28 5
Chewy Inc
(d)
608 26
Coupang Inc
(d)
101,936 3,054
DoorDash Inc - Class A
(d)
1,043 257
Etsy Inc
(d)
173 9
Expedia Group Inc 351 59
Gen Digital Inc 173 5
GoDaddy Inc
(d)
395 71
Lyft Inc
(d)
186 3
MercadoLibre Inc
(d)
903 2,360
Meta Platforms Inc 37,931 27,996
Netflix Inc
(d)
14,295 19,143
Palo Alto Networks Inc
(d)
1,910 391
Pinterest Inc
(d)
854 31
Reddit Inc
(d)
339 51
Robinhood Markets Inc
(d)
288 27
Roku Inc
(d)
49 4
Shopify Inc
(d)
21,285 2,455
Spotify Technology SA
(d)
447 343
Trump Media & Technology Group Corp
(d),(g)
197 4
Uber Technologies Inc
(d)
112,318 10,479
Wayfair Inc
(d)
48 2
$ 126,901
Iron & Steel - 0.00%
Carpenter Technology Corp 24 7
Steel Dynamics Inc 39 5
$ 12
Leisure Products & Services - 0.05%
Carnival Corp
(d)
969 27
Norwegian Cruise Line Holdings Ltd
(d)
1,161 24
Planet Fitness Inc
(d)
244 27
Royal Caribbean Cruises Ltd 736 230
Viking Holdings Ltd
(d)
591 31
$ 339
Lodging - 1.59%
Choice Hotels International Inc
(g)
24 3
Hilton Worldwide Holdings Inc 36,210 9,645
Las Vegas Sands Corp 932 40
Marriott International Inc/MD 507 138
Travel + Leisure Co 59 3
Wyndham Hotels & Resorts Inc 197 16
$ 9,845
Machinery - Construction & Mining - 0.10%
BWX Technologies Inc 47 7
Caterpillar Inc 166 64
GE Vernova Inc 795 421
Vertiv Holdings Co 1,106 142
$ 634
Machinery - Diversified - 0.33%
Ingersoll Rand Inc 24,101 2,005
Rockwell Automation Inc 29 9
$ 2,014
Media - 0.01%
FactSet Research Systems Inc 8 3
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
69 7
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
21 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
190 $ 20
Nexstar Media Group Inc 5 1
$ 34
Metal Fabrication & Hardware - 0.00%
RBC Bearings Inc
(d)
18 7
Mining - 0.00%
Anglogold Ashanti Plc 177 8
Miscellaneous Manufacturers - 0.05%
3M Co 253 38
Axon Enterprise Inc
(d)
216 179
Carlisle Cos Inc 15 6
Illinois Tool Works Inc 279 69
$ 292
Oil & Gas - 0.01%
HF Sinclair Corp 46 2
Phillips 66 84 10
Texas Pacific Land Corp 55 58
$ 70
Oil & Gas Services - 0.19%
Schlumberger NV 34,835 1,177
Pharmaceuticals - 2.52%
AbbVie Inc 5,152 956
Bristol-Myers Squibb Co 1,140 53
Cardinal Health Inc 354 59
Cencora Inc 532 160
Corcept Therapeutics Inc
(d)
273 20
Dexcom Inc
(d)
1,137 99
Eli Lilly & Co 9,631 7,508
McKesson Corp 336 246
Neurocrine Biosciences Inc
(d)
241 30
Zoetis Inc 41,504 6,473
$ 15,604
Pipelines - 0.03%
Cheniere Energy Inc 289 70
Targa Resources Corp 624 109
Williams Cos Inc/The 187 12
$ 191
Private Equity - 0.06%
Blackstone Inc 2,128 318
KKR & Co Inc 492 66
$ 384
Real Estate - 0.94%
CBRE Group Inc
(d)
94 13
CoStar Group Inc
(d)
72,337 5,816
Jones Lang LaSalle Inc
(d)
37 10
$ 5,839
REITs - 0.06%
American Tower Corp 1,360 300
Lamar Advertising Co 254 31
Public Storage 61 18
Simon Property Group Inc 210 34
Sun Communities Inc 70 9
UDR Inc 52 2
$ 394
Retail - 2.62%
AutoZone Inc
(d)
8 30
BJ's Wholesale Club Holdings Inc
(d)
56 6
Burlington Stores Inc
(d)
182 42
Carvana Co
(d)
373 126
Casey's General Stores Inc 17 9
Cava Group Inc
(d)
290 24
Chipotle Mexican Grill Inc
(d)
49,880 2,801
Costco Wholesale Corp 11,377 11,263
Darden Restaurants Inc 322 70
Domino's Pizza Inc 29 13
Dutch Bros Inc
(d)
336 23
Ferguson Enterprises Inc 37 8

Schedule of Investments
LargeCap Growth Account I
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(d)
108 $ 8
Freshpet Inc
(d)
39 3
Home Depot Inc/The 2,207 809
Lithia Motors Inc 8 3
Lululemon Athletica Inc
(d)
177 42
McDonald's Corp 118 34
Murphy USA Inc 50 20
O'Reilly Automotive Inc
(d)
2,278 205
Restaurant Brands International Inc 599 40
RH
(d)
8 2
Ross Stores Inc 188 24
Starbucks Corp 438 40
Texas Roadhouse Inc 192 36
TJX Cos Inc/The 1,627 201
Tractor Supply Co 1,546 82
Ulta Beauty Inc
(d)
33 15
Walmart Inc 1,264 124
Wendy's Co/The 208 2
Williams-Sonoma Inc 52 9
Wingstop Inc 81 27
Yum! Brands Inc 273 40
$ 16,181
Semiconductors - 14.30%
Advanced Micro Devices Inc
(d)
13,810 1,960
Applied Materials Inc 670 123
ASML Holding NV - NY Reg Shares 1,100 881
Astera Labs Inc
(d)
416 38
Broadcom Inc 50,691 13,973
Entegris Inc 34,175 2,756
KLA Corp 387 347
Lam Research Corp 3,718 362
Lattice Semiconductor Corp
(d)
25,549 1,252
MACOM Technology Solutions Holdings Inc
(d)
45 6
Marvell Technology Inc 78,028 6,040
Monolithic Power Systems Inc 134 98
NVIDIA Corp 353,320 55,821
NXP Semiconductors NV 20,116 4,395
Onto Innovation Inc
(d)
32 3
QUALCOMM Inc 731 116
Texas Instruments Inc 1,081 224
$ 88,395
Software - 23.52%
Adobe Inc
(d)
1,237 479
Appfolio Inc
(d)
64 15
AppLovin Corp
(d)
6,584 2,305
Atlassian Corp
(d)
470 95
Autodesk Inc
(d)
25,623 7,933
Bentley Systems Inc 457 25
Broadridge Financial Solutions Inc 307 75
Cadence Design Systems Inc
(d)
20,516 6,322
Cloudflare Inc
(d)
897 176
Confluent Inc
(d)
805 20
Datadog Inc
(d)
42,466 5,705
Dayforce Inc
(d)
29,963 1,659
Docusign Inc
(d)
442 34
DoubleVerify Holdings Inc
(d)
191 3
Doximity Inc
(d)
379 23
Dropbox Inc - A Shares
(d)
156 4
Duolingo Inc
(d)
109 45
Dynatrace Inc
(d)
26,642 1,470
Elastic NV
(d)
263 22
Fair Isaac Corp
(d)
3,810 6,964
Fiserv Inc
(d)
19,286 3,326
Gitlab Inc
(d)
382 17
Guidewire Software Inc
(d)
243 57
HubSpot Inc
(d)
3,975 2,213
Intuit Inc 24,065 18,954
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
174 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp 120,626 $ 60,001
MicroStrategy Inc
(d)
42 17
MongoDB Inc
(d)
22 5
MSCI Inc 108 62
nCino Inc
(d)
44 1
Nutanix Inc
(d)
183 14
Oracle Corp 4,815 1,053
Palantir Technologies Inc
(d)
6,352 866
Paychex Inc 294 43
Paycom Software Inc 82 19
Pegasystems Inc 84 5
Procore Technologies Inc
(d)
333 23
PTC Inc
(d)
41 7
RingCentral Inc
(d)
249 7
ROBLOX Corp
(d)
1,638 172
Salesforce Inc 305 83
Samsara Inc
(d)
780 31
SentinelOne Inc
(d)
611 11
ServiceNow Inc
(d)
13,864 14,253
Snowflake Inc - Class A
(d)
909 203
Stripe Inc - Class B
(d),(e),(f)
5,754 204
Synopsys Inc
(d)
394 202
Take-Two Interactive Software Inc
(d)
176 43
Tempus AI Inc
(d),(g)
239 15
Teradata Corp
(d)
64 1
Twilio Inc
(d)
71 9
Tyler Technologies Inc
(d)
103 61
Unity Software Inc
(d)
54 1
Veeva Systems Inc
(d)
12,897 3,715
Workday Inc
(d)
26,052 6,252
$ 145,354
Telecommunications - 0.07%
Arista Networks Inc
(d)
3,000 307
AST SpaceMobile Inc
(d)
463 22
Iridium Communications Inc 28 1
Motorola Solutions Inc 205 86
Ubiquiti Inc 12 5
$ 421
Transportation - 0.01%
Old Dominion Freight Line Inc 31 5
Union Pacific Corp 138 32
XPO Inc
(d)
69 8
$ 45
TOTAL COMMON STOCKS $ 604,101
Total Investments $ 619,468
Other Assets and Liabilities -  (0.24)% (1,497)
TOTAL NET ASSETS - 100.00% $ 617,971
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $51 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $49 or 0.01% of net assets.

Schedule of Investments
LargeCap Growth Account I
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 12,206 $ 106,057 $ 104,709 $ 13,554
$ 12,206 $ 106,057 $ 104,709 $ 13,554
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 263 $ — $ — $ —
$ 263 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 223 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 306 75 0.01%
Sila Nano Series F   0.00% 01/07/2021 204 96 0.02%
Stripe Inc - Class B 12/17/2019 90 204 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 264 0.04%
Total $ 862 0.14%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 11 $ 3,440 $ 121
Total $ 121
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 13,316 $ 8,268
Money Market Funds - 2 .60%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
337,428 337
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
65,612,678 65,613
$ 65,950
TOTAL INVESTMENT COMPANIES $ 74,218
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 17,323 $ 424
Omnicom Group Inc 9,141 658
$ 1,082
Aerospace & Defense - 1 .99%
Boeing Co/The
(d)
35,325 7,402
General Dynamics Corp 11,802 3,442
General Electric Co 49,962 12,860
Howmet Aerospace Inc 18,913 3,520
L3Harris Technologies Inc 8,759 2,197
Lockheed Martin Corp 9,771 4,525
Northrop Grumman Corp 6,339 3,169
RTX Corp 62,592 9,140
TransDigm Group Inc 2,631 4,001
$ 50,256
Agriculture - 0 .77%
Altria Group Inc 78,920 4,627
Archer-Daniels-Midland Co 22,509 1,188
Bunge Global SA 6,296 505
Philip Morris International Inc 72,925 13,282
$ 19,602
Airlines - 0 .14%
Delta Air Lines Inc 30,592 1,505
Southwest Airlines Co 26,700 866
United Airlines Holdings Inc
(d)
15,302 1,218
$ 3,589
Apparel - 0 .24%
Deckers Outdoor Corp
(d)
7,110 733
NIKE Inc 55,195 3,921
Ralph Lauren Corp 1,868 512
Tapestry Inc 9,730 855
$ 6,021
Automobile Manufacturers - 1 .99%
Cummins Inc 6,453 2,113
Ford Motor Co 182,989 1,986
General Motors Co 45,046 2,217
PACCAR Inc 24,594 2,338
Tesla Inc
(d)
131,289 41,705
$ 50,359
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
10,201 696
Banks - 4 .42%
Bank of America Corp 307,009 14,528
Bank of New York Mellon Corp/The 33,520 3,054
Citigroup Inc 87,507 7,449
Citizens Financial Group Inc 20,317 909
Fifth Third Bancorp 31,273 1,286
Goldman Sachs Group Inc/The 14,377 10,175
Huntington Bancshares Inc/OH 68,254 1,144
JPMorgan Chase & Co 130,207 37,748
KeyCorp 46,213 805
M&T Bank Corp 7,520 1,459
Morgan Stanley 57,877 8,152
Northern Trust Corp 9,115 1,156
PNC Financial Services Group Inc/The 18,532 3,455
Regions Financial Corp 42,117 991
State Street Corp 13,361 1,421
Truist Financial Corp 61,355 2,638
US Bancorp 72,996 3,303
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 152,465 $ 12,215
$ 111,888
Beverages - 1 .08%
Brown-Forman Corp - B Shares 8,532 229
Coca-Cola Co/The 181,485 12,840
Constellation Brands Inc 7,172 1,167
Keurig Dr Pepper Inc 63,633 2,104
Molson Coors Beverage Co 8,028 386
Monster Beverage Corp
(d)
32,898 2,061
PepsiCo Inc 64,237 8,482
$ 27,269
Biotechnology - 1 .01%
Amgen Inc 25,191 7,034
Biogen Inc
(d)
6,864 862
Corteva Inc 31,961 2,382
Gilead Sciences Inc 58,280 6,461
Incyte Corp
(d)
7,526 512
Moderna Inc
(d)
15,944 440
Regeneron Pharmaceuticals Inc 4,866 2,555
Vertex Pharmaceuticals Inc
(d)
12,032 5,357
$ 25,603
Building Materials - 0 .63%
Builders FirstSource Inc
(d)
5,178 604
Carrier Global Corp 37,355 2,734
Johnson Controls International plc 30,831 3,257
Lennox International Inc 1,497 858
Martin Marietta Materials Inc 2,826 1,551
Masco Corp 9,883 636
Mohawk Industries Inc
(d)
2,432 255
Trane Technologies PLC 10,450 4,571
Vulcan Materials Co 6,189 1,614
$ 16,080
Chemicals - 1 .07%
Air Products and Chemicals Inc 10,426 2,941
Albemarle Corp 5,511 346
CF Industries Holdings Inc 7,591 698
Dow Inc 33,117 877
DuPont de Nemours Inc 19,606 1,345
Eastman Chemical Co 5,409 404
Ecolab Inc 11,821 3,185
International Flavors & Fragrances Inc 11,983 881
Linde PLC 22,055 10,348
LyondellBasell Industries NV 12,047 697
Mosaic Co/The 14,862 542
PPG Industries Inc 10,636 1,210
Sherwin-Williams Co/The 10,803 3,709
$ 27,183
Commercial Services - 1 .42%
Automatic Data Processing Inc 19,018 5,865
Cintas Corp 16,079 3,584
Corpay Inc
(d)
3,302 1,096
Equifax Inc 5,818 1,509
Global Payments Inc 11,427 915
MarketAxess Holdings Inc 1,757 392
Moody's Corp 7,248 3,636
PayPal Holdings Inc
(d)
45,565 3,386
Quanta Services Inc 6,943 2,625
Rollins Inc 13,169 743
S&P Global Inc 14,708 7,755
United Rentals Inc 3,047 2,296
Verisk Analytics Inc 6,553 2,041
$ 35,843
Computers - 7 .42%
Accenture PLC - Class A 29,330 8,766
Apple Inc 699,776 143,573
Cognizant Technology Solutions Corp 23,095 1,802
Crowdstrike Holdings Inc
(d)
11,669 5,943
Dell Technologies Inc 14,036 1,721

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
2,654 $ 469
Fortinet Inc
(d)
29,764 3,147
Gartner Inc
(d)
3,606 1,458
Hewlett Packard Enterprise Co 61,543 1,259
HP Inc 44,167 1,080
International Business Machines Corp 43,543 12,836
Leidos Holdings Inc 6,030 951
NetApp Inc 9,529 1,015
Seagate Technology Holdings PLC 9,942 1,435
Super Micro Computer Inc
(d)
24,047 1,179
Western Digital Corp 16,345 1,046
$ 187,680
Consumer Products - 0 .18%
Avery Dennison Corp 3,663 643
Church & Dwight Co Inc 11,537 1,109
Clorox Co/The 5,773 693
Kimberly-Clark Corp 15,545 2,004
$ 4,449
Cosmetics & Personal Care - 0 .94%
Colgate-Palmolive Co 37,969 3,451
Estee Lauder Cos Inc/The 10,972 887
Kenvue Inc 89,951 1,883
Procter & Gamble Co/The
(e)
109,845 17,500
$ 23,721
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
41,189 2,021
Fastenal Co 53,749 2,257
LKQ Corp 12,094 448
Pool Corp 1,761 513
WW Grainger Inc 2,050 2,133
$ 7,372
Diversified Financial Services - 4 .13%
American Express Co 25,931 8,271
Ameriprise Financial Inc 4,462 2,381
Apollo Global Management Inc 21,152 3,001
Blackrock Inc 6,823 7,159
Capital One Financial Corp 29,967 6,376
Cboe Global Markets Inc 4,905 1,144
Charles Schwab Corp/The 80,021 7,301
CME Group Inc 16,883 4,653
Coinbase Global Inc
(d)
9,905 3,472
Franklin Resources Inc 14,526 346
Intercontinental Exchange Inc 26,875 4,931
Invesco Ltd 20,968 331
Mastercard Inc 38,005 21,357
Nasdaq Inc 19,366 1,732
Raymond James Financial Inc 8,508 1,305
Synchrony Financial 17,835 1,190
T Rowe Price Group Inc 10,322 996
Visa Inc 80,164 28,462
$ 104,408
Electric - 2 .19%
AES Corp/The 33,353 351
Alliant Energy Corp 12,034 728
Ameren Corp 12,662 1,216
American Electric Power Co Inc 25,027 2,597
CenterPoint Energy Inc 30,581 1,123
CMS Energy Corp 14,013 971
Consolidated Edison Inc 16,880 1,694
Constellation Energy Corp 14,683 4,739
Dominion Energy Inc 39,954 2,258
DTE Energy Co 9,722 1,288
Duke Energy Corp 36,415 4,297
Edison International 18,027 930
Entergy Corp 20,911 1,738
Evergy Inc 10,780 743
Eversource Energy 17,212 1,095
Exelon Corp 47,298 2,054
FirstEnergy Corp 24,065 969
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 96,450 $ 6,696
NRG Energy Inc 9,160 1,471
PG&E Corp 102,965 1,435
Pinnacle West Capital Corp 5,593 500
PPL Corp 34,635 1,174
Public Service Enterprise Group Inc 23,378 1,968
Sempra 30,555 2,315
Southern Co/The 51,492 4,728
Vistra Corp 15,897 3,081
WEC Energy Group Inc 14,951 1,558
Xcel Energy Inc 27,022 1,840
$ 55,557
Electrical Components & Equipment - 0 .49%
AMETEK Inc 10,816 1,957
Eaton Corp PLC 18,335 6,546
Emerson Electric Co 26,354 3,514
Generac Holdings Inc
(d)
2,768 396
$ 12,413
Electronics - 0 .93%
Allegion plc 4,031 581
Amphenol Corp 56,671 5,596
Fortive Corp 15,924 830
Garmin Ltd 7,217 1,506
Honeywell International Inc 30,111 7,012
Hubbell Inc 2,501 1,022
Jabil Inc 5,029 1,097
Keysight Technologies Inc
(d)
8,096 1,327
Mettler-Toledo International Inc
(d)
975 1,145
Ralliant Corp
(d)
5,308 257
TE Connectivity PLC 13,894 2,344
Trimble Inc
(d)
11,178 849
$ 23,566
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
6,148 244
First Solar Inc
(d)
5,023 831
$ 1,075
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 5,630 740
Entertainment - 0 .08%
Caesars Entertainment Inc
(d)
9,743 277
Live Nation Entertainment Inc
(d)
7,383 1,117
TKO Group Holdings Inc 3,140 571
$ 1,965
Environmental Control - 0 .32%
Pentair PLC 7,709 791
Republic Services Inc 9,516 2,347
Veralto Corp 11,612 1,172
Waste Management Inc 17,156 3,926
$ 8,236
Food - 0 .63%
Conagra Brands Inc 22,364 458
General Mills Inc 25,656 1,329
Hershey Co/The 6,933 1,151
Hormel Foods Corp 13,655 413
J M Smucker Co/The 4,985 489
Kellanova 12,596 1,002
Kraft Heinz Co/The 40,479 1,045
Kroger Co/The 28,701 2,059
Lamb Weston Holdings Inc 6,612 343
McCormick & Co Inc/MD 11,837 897
Mondelez International Inc 60,664 4,091
Sysco Corp 22,711 1,720
The Campbell's Company 9,219 283
Tyson Foods Inc 13,409 750
$ 16,030
Forest Products & Paper - 0 .05%
International Paper Co 24,732 1,158

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 7,441 $ 1,147
NiSource Inc 22,052 889
$ 2,036
Hand & Machine Tools - 0 .05%
Snap-on Inc 2,449 762
Stanley Black & Decker Inc 7,247 491
$ 1,253
Healthcare - Products - 2 .77%
Abbott Laboratories 81,514 11,087
Agilent Technologies Inc 13,357 1,576
Align Technology Inc
(d)
3,192 604
Baxter International Inc 24,043 728
Bio-Techne Corp 7,345 378
Boston Scientific Corp
(d)
69,314 7,445
Cooper Cos Inc/The
(d)
9,369 667
Danaher Corp 29,842 5,895
Edwards Lifesciences Corp
(d)
27,484 2,150
GE HealthCare Technologies Inc 21,452 1,589
Hologic Inc
(d)
10,440 680
IDEXX Laboratories Inc
(d)
3,769 2,021
Insulet Corp
(d)
3,296 1,036
Intuitive Surgical Inc
(d)
16,793 9,126
Medtronic PLC 60,089 5,238
ResMed Inc 6,869 1,772
Revvity Inc 5,522 534
Solventum Corp
(d)
6,484 492
STERIS PLC 4,602 1,106
Stryker Corp 16,114 6,375
Thermo Fisher Scientific Inc 17,687 7,171
Waters Corp
(d)
2,788 973
West Pharmaceutical Services Inc 3,366 736
Zimmer Biomet Holdings Inc 9,269 845
$ 70,224
Healthcare - Services - 1 .28%
Centene Corp
(d)
23,312 1,265
Charles River Laboratories International Inc
(d)
2,301 349
Cigna Group/The 12,516 4,138
DaVita Inc
(d)
1,946 277
Elevance Health Inc 10,587 4,118
HCA Healthcare Inc 8,117 3,110
Humana Inc 5,654 1,382
IQVIA Holdings Inc
(d)
7,700 1,214
Labcorp Holdings Inc 3,921 1,029
Molina Healthcare Inc
(d)
2,539 756
Quest Diagnostics Inc 5,230 940
UnitedHealth Group Inc 42,502 13,259
Universal Health Services Inc 2,679 485
$ 32,322
Home Builders - 0 .19%
DR Horton Inc 12,953 1,670
Lennar Corp - A Shares 10,878 1,203
NVR Inc
(d)
138 1,019
PulteGroup Inc 9,390 991
$ 4,883
Insurance - 3 .65%
Aflac Inc 22,797 2,404
Allstate Corp/The 12,406 2,497
American International Group Inc 27,002 2,311
Aon PLC 10,117 3,609
Arch Capital Group Ltd 17,486 1,592
Arthur J Gallagher & Co 11,998 3,841
Assurant Inc 2,375 469
Berkshire Hathaway Inc - Class B
(d)
85,915 41,735
Brown & Brown Inc 13,130 1,456
Chubb Ltd 17,460 5,058
Cincinnati Financial Corp 7,322 1,090
Erie Indemnity Co 1,169 405
Everest Group Ltd 1,993 677
Globe Life Inc 3,867 481
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 13,311 $ 1,689
Loews Corp 8,155 747
Marsh & McLennan Cos Inc 23,085 5,047
MetLife Inc 26,419 2,125
Principal Financial Group Inc 9,663 768
Progressive Corp/The 27,464 7,329
Prudential Financial Inc 16,585 1,782
Travelers Cos Inc/The 10,614 2,840
W R Berkley Corp 14,040 1,032
Willis Towers Watson PLC 4,645 1,424
$ 92,408
Internet - 12 .84%
Airbnb Inc
(d)
20,221 2,676
Alphabet Inc - A Shares 272,679 48,054
Alphabet Inc - C Shares 219,959 39,019
Amazon.com Inc
(d)
442,684 97,120
Booking Holdings Inc 1,526 8,834
CDW Corp/DE 6,170 1,102
DoorDash Inc - Class A
(d)
16,063 3,960
eBay Inc 21,599 1,608
Expedia Group Inc 5,697 961
F5 Inc
(d)
2,691 792
Gen Digital Inc 25,571 752
GoDaddy Inc
(d)
6,675 1,202
Match Group Inc 11,489 355
Meta Platforms Inc 101,724 75,082
Netflix Inc
(d)
19,940 26,702
Palo Alto Networks Inc
(d)
31,020 6,348
Uber Technologies Inc
(d)
97,974 9,141
VeriSign Inc 3,784 1,093
$ 324,801
Iron & Steel - 0 .09%
Nucor Corp 10,811 1,400
Steel Dynamics Inc 6,468 828
$ 2,228
Leisure Products & Services - 0 .22%
Carnival Corp
(d)
49,192 1,383
Norwegian Cruise Line Holdings Ltd
(d)
20,933 425
Royal Caribbean Cruises Ltd 11,704 3,665
$ 5,473
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 11,136 2,966
Las Vegas Sands Corp 15,891 692
Marriott International Inc/MD 10,652 2,910
MGM Resorts International
(d)
9,691 333
Wynn Resorts Ltd 4,123 386
$ 7,287
Machinery - Construction & Mining - 0 .60%
Caterpillar Inc 22,037 8,555
GE Vernova Inc 12,789 6,767
$ 15,322
Machinery - Diversified - 0 .66%
Deere & Co 11,828 6,014
Dover Corp 6,422 1,177
IDEX Corp 3,538 621
Ingersoll Rand Inc 18,903 1,572
Nordson Corp 2,532 543
Otis Worldwide Corp 18,492 1,831
Rockwell Automation Inc 5,280 1,754
Westinghouse Air Brake Technologies Corp 8,017 1,678
Xylem Inc/NY 11,400 1,475
$ 16,665
Media - 0 .89%
Charter Communications Inc
(d)
4,473 1,829
Comcast Corp - Class A 174,490 6,227
FactSet Research Systems Inc 1,778 795
Fox Corp - A Shares 10,028 562
Fox Corp - B Shares 6,180 319

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 17,660 $ 525
News Corp - B Shares 5,218 179
Paramount Global - Class B
(f)
28,194 364
Walt Disney Co/The 84,228 10,445
Warner Bros Discovery Inc
(d)
105,482 1,209
$ 22,454
Mining - 0 .23%
Freeport-McMoRan Inc 67,288 2,917
Newmont Corp 52,146 3,038
$ 5,955
Miscellaneous Manufacturers - 0 .64%
3M Co 25,215 3,839
A O Smith Corp 5,446 357
Axon Enterprise Inc
(d)
3,465 2,869
Illinois Tool Works Inc 12,491 3,088
Parker-Hannifin Corp 5,987 4,182
Teledyne Technologies Inc
(d)
2,195 1,124
Textron Inc 8,459 679
$ 16,138
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
2,383 735
Oil & Gas - 2 .29%
APA Corp 16,906 309
Chevron Corp 76,094 10,896
ConocoPhillips 59,147 5,308
Coterra Energy Inc 35,759 908
Devon Energy Corp 30,083 957
Diamondback Energy Inc 8,760 1,204
EOG Resources Inc 25,572 3,059
EQT Corp 28,046 1,636
Expand Energy Corp 10,145 1,186
Exxon Mobil Corp 201,933 21,768
Hess Corp 12,988 1,799
Marathon Petroleum Corp 14,394 2,391
Occidental Petroleum Corp 33,197 1,395
Phillips 66 19,089 2,277
Texas Pacific Land Corp 883 933
Valero Energy Corp 14,674 1,972
$ 57,998
Oil & Gas Services - 0 .19%
Baker Hughes Co 46,418 1,780
Halliburton Co 40,280 821
Schlumberger NV 63,727 2,154
$ 4,755
Packaging & Containers - 0 .14%
Amcor PLC 107,357 987
Ball Corp 12,998 729
Packaging Corp of America 4,185 789
Smurfit WestRock PLC 23,233 1,002
$ 3,507
Pharmaceuticals - 4 .04%
AbbVie Inc 82,759 15,362
Becton Dickinson & Co 13,427 2,313
Bristol-Myers Squibb Co 95,346 4,413
Cardinal Health Inc 11,182 1,879
Cencora Inc 8,081 2,423
CVS Health Corp 59,268 4,088
Dexcom Inc
(d)
18,370 1,603
Eli Lilly & Co 36,855 28,730
Henry Schein Inc
(d)
5,703 417
Johnson & Johnson 112,728 17,219
McKesson Corp 5,862 4,295
Merck & Co Inc 117,648 9,313
Pfizer Inc 266,371 6,457
Viatris Inc 54,990 491
Zoetis Inc 20,859 3,253
$ 102,256
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .41%
Kinder Morgan Inc 90,573 $ 2,663
ONEOK Inc 29,264 2,389
Targa Resources Corp 10,164 1,769
Williams Cos Inc/The 57,206 3,593
$ 10,414
Private Equity - 0 .37%
Blackstone Inc 34,185 5,113
KKR & Co Inc 31,713 4,219
$ 9,332
Real Estate - 0 .14%
CBRE Group Inc
(d)
13,758 1,928
CoStar Group Inc
(d)
19,766 1,589
$ 3,517
REITs - 1 .85%
Alexandria Real Estate Equities Inc 7,212 524
American Tower Corp 21,932 4,847
AvalonBay Communities Inc 6,661 1,356
BXP Inc 6,823 460
Camden Property Trust 5,005 564
Crown Castle Inc 20,401 2,096
Digital Realty Trust Inc 14,832 2,586
Equinix Inc 4,584 3,646
Equity Residential 16,021 1,081
Essex Property Trust Inc 3,015 854
Extra Space Storage Inc 9,942 1,466
Federal Realty Investment Trust 3,636 345
Healthpeak Properties Inc 32,550 570
Host Hotels & Resorts Inc 32,502 499
Invitation Homes Inc 26,707 876
Iron Mountain Inc 13,823 1,418
Kimco Realty Corp 31,695 666
Mid-America Apartment Communities Inc 5,484 812
Prologis Inc 43,475 4,570
Public Storage 7,396 2,170
Realty Income Corp 42,310 2,438
Regency Centers Corp 7,653 545
SBA Communications Corp 5,033 1,182
Simon Property Group Inc 14,375 2,311
UDR Inc 14,124 577
Ventas Inc 21,143 1,335
VICI Properties Inc 49,508 1,614
Welltower Inc 29,106 4,475
Weyerhaeuser Co 33,979 873
$ 46,756
Retail - 4 .39%
AutoZone Inc
(d)
785 2,914
Best Buy Co Inc 9,026 606
CarMax Inc
(d)
7,137 480
Chipotle Mexican Grill Inc
(d)
63,127 3,544
Costco Wholesale Corp 20,787 20,578
Darden Restaurants Inc 5,482 1,195
Dollar General Corp 10,304 1,178
Dollar Tree Inc
(d)
9,255 916
Domino's Pizza Inc 1,606 724
Genuine Parts Co 6,502 789
Home Depot Inc/The 46,568 17,074
Lowe's Cos Inc 26,224 5,818
Lululemon Athletica Inc
(d)
5,179 1,230
McDonald's Corp 33,500 9,788
O'Reilly Automotive Inc
(d)
40,051 3,610
Ross Stores Inc 15,407 1,966
Starbucks Corp 53,242 4,878
Target Corp 21,288 2,100
TJX Cos Inc/The 52,310 6,460
Tractor Supply Co 24,841 1,311
Ulta Beauty Inc
(d)
2,116 990
Walgreens Boots Alliance Inc 33,626 386
Walmart Inc 202,424 19,793
Williams-Sonoma Inc 5,759 941

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 13,023 $ 1,930
$ 111,199
Semiconductors - 12 .34%
Advanced Micro Devices Inc
(d)
75,965 10,779
Analog Devices Inc 23,236 5,531
Applied Materials Inc 38,064 6,968
Broadcom Inc 220,295 60,724
Intel Corp
(d)
204,368 4,578
KLA Corp 6,197 5,551
Lam Research Corp 59,930 5,834
Microchip Technology Inc 25,197 1,773
Micron Technology Inc 52,360 6,453
Monolithic Power Systems Inc 2,243 1,641
NVIDIA Corp 1,142,610 180,521
NXP Semiconductors NV 11,836 2,586
ON Semiconductor Corp
(d)
19,579 1,026
QUALCOMM Inc 51,406 8,187
Skyworks Solutions Inc 7,033 524
Teradyne Inc 7,516 676
Texas Instruments Inc 42,563 8,837
$ 312,189
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 1,837 444
Software - 11 .20%
Adobe Inc
(d)
19,969 7,726
Akamai Technologies Inc
(d)
6,850 546
ANSYS Inc
(d)
4,119 1,447
Autodesk Inc
(d)
10,024 3,103
Broadridge Financial Solutions Inc 5,502 1,337
Cadence Design Systems Inc
(d)
12,792 3,942
Dayforce Inc
(d)
7,490 415
Electronic Arts Inc 10,692 1,708
Fair Isaac Corp
(d)
1,140 2,084
Fidelity National Information Services Inc 24,616 2,004
Fiserv Inc
(d)
25,976 4,479
Intuit Inc 13,098 10,316
Jack Henry & Associates Inc 3,410 614
Microsoft Corp 348,231 173,214
MSCI Inc 3,626 2,091
Oracle Corp 76,202 16,660
Palantir Technologies Inc
(d)
99,660 13,586
Paychex Inc 15,018 2,185
Paycom Software Inc 2,282 528
PTC Inc
(d)
5,619 968
Roper Technologies Inc 5,037 2,855
Salesforce Inc 44,953 12,258
ServiceNow Inc
(d)
9,698 9,970
Synopsys Inc
(d)
7,245 3,714
Take-Two Interactive Software Inc
(d)
7,937 1,927
Tyler Technologies Inc
(d)
2,020 1,198
Workday Inc
(d)
10,149 2,436
$ 283,311
Telecommunications - 1 .87%
Arista Networks Inc
(d)
48,251 4,937
AT&T Inc 337,128 9,757
Cisco Systems Inc 186,391 12,932
Corning Inc 36,114 1,899
Juniper Networks Inc 15,511 619
Motorola Solutions Inc 7,820 3,288
T-Mobile US Inc 22,343 5,323
Verizon Communications Inc 197,528 8,547
$ 47,302
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 6,170 455
Transportation - 0 .83%
CH Robinson Worldwide Inc 5,562 534
CSX Corp 88,013 2,872
Expeditors International of Washington Inc 6,417 733
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 10,328 $ 2,348
JB Hunt Transport Services Inc 3,671 527
Norfolk Southern Corp 10,563 2,704
Old Dominion Freight Line Inc 8,713 1,414
Union Pacific Corp 27,993 6,440
United Parcel Service Inc 34,376 3,470
$ 21,042
Water - 0 .05%
American Water Works Co Inc 9,136 1,271
TOTAL COMMON STOCKS $ 2,459,773
Total Investments $ 2,533,991
Other Assets and Liabilities -  (0.14)% (3,620)
TOTAL NET ASSETS - 100.00% $ 2,530,371
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $337 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,854 or 0.39% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $335 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 85,468 $ 312,942 $ 332,797 $ 65,613
$ 85,468 $ 312,942 $ 332,797 $ 65,613
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 1,084 $ — $ — $ —
$ 1,084 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 211 $ 65,977 $ 1,295
Total $ 1,295
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .50%
iShares Core S&P 500 ETF 3,216 $ 1,997
Money Market Funds - 4 .52%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
18,447 18
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
5,983,702 5,984
$ 6,002
TOTAL INVESTMENT COMPANIES $ 7,999
COMMON STOCKS - 93 .22 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 876 $ 22
Omnicom Group Inc 460 33
$ 55
Aerospace & Defense - 1 .91%
Boeing Co/The
(d)
1,779 373
General Dynamics Corp 595 174
General Electric Co 2,517 648
Howmet Aerospace Inc 953 177
L3Harris Technologies Inc 442 111
Lockheed Martin Corp 493 228
Northrop Grumman Corp 320 160
RTX Corp 3,153 460
TransDigm Group Inc 133 202
$ 2,533
Agriculture - 0 .74%
Altria Group Inc 3,977 233
Archer-Daniels-Midland Co 1,134 60
Bunge Global SA 317 26
Philip Morris International Inc 3,674 669
$ 988
Airlines - 0 .14%
Delta Air Lines Inc 1,540 76
Southwest Airlines Co 1,346 44
United Airlines Holdings Inc
(d)
771 61
$ 181
Apparel - 0 .23%
Deckers Outdoor Corp
(d)
357 37
NIKE Inc 2,780 197
Ralph Lauren Corp 93 26
Tapestry Inc 489 43
$ 303
Automobile Manufacturers - 1 .91%
Cummins Inc 324 106
Ford Motor Co 9,221 100
General Motors Co 2,270 112
PACCAR Inc 1,239 118
Tesla Inc
(d)
6,615 2,101
$ 2,537
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
514 35
Banks - 4 .24%
Bank of America Corp 15,471 732
Bank of New York Mellon Corp/The 1,689 154
Citigroup Inc 4,410 375
Citizens Financial Group Inc 1,024 46
Fifth Third Bancorp 1,578 65
Goldman Sachs Group Inc/The 725 513
Huntington Bancshares Inc/OH 3,438 58
JPMorgan Chase & Co 6,561 1,902
KeyCorp 2,331 41
M&T Bank Corp 379 73
Morgan Stanley 2,915 411
Northern Trust Corp 459 58
PNC Financial Services Group Inc/The 933 174
Regions Financial Corp 2,122 50
State Street Corp 673 72
Truist Financial Corp 3,092 133
US Bancorp 3,677 166
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 7,683 $ 615
$ 5,638
Beverages - 1 .03%
Brown-Forman Corp - B Shares 428 12
Coca-Cola Co/The 9,145 647
Constellation Brands Inc 362 59
Keurig Dr Pepper Inc 3,206 106
Molson Coors Beverage Co 404 19
Monster Beverage Corp
(d)
1,657 104
PepsiCo Inc 3,236 427
$ 1,374
Biotechnology - 0 .97%
Amgen Inc 1,269 354
Biogen Inc
(d)
345 43
Corteva Inc 1,611 120
Gilead Sciences Inc 2,936 326
Incyte Corp
(d)
378 26
Moderna Inc
(d)
802 22
Regeneron Pharmaceuticals Inc 246 129
Vertex Pharmaceuticals Inc
(d)
607 270
$ 1,290
Building Materials - 0 .61%
Builders FirstSource Inc
(d)
261 30
Carrier Global Corp 1,882 138
Johnson Controls International plc 1,554 164
Lennox International Inc 77 44
Martin Marietta Materials Inc 143 79
Masco Corp 499 32
Mohawk Industries Inc
(d)
122 13
Trane Technologies PLC 528 231
Vulcan Materials Co 311 81
$ 812
Chemicals - 1 .03%
Air Products and Chemicals Inc 525 148
Albemarle Corp 277 18
CF Industries Holdings Inc 382 35
Dow Inc 1,668 44
DuPont de Nemours Inc 987 68
Eastman Chemical Co 272 20
Ecolab Inc 595 160
International Flavors & Fragrances Inc 603 44
Linde PLC 1,112 522
LyondellBasell Industries NV 608 35
Mosaic Co/The 746 27
PPG Industries Inc 536 61
Sherwin-Williams Co/The 544 187
$ 1,369
Commercial Services - 1 .36%
Automatic Data Processing Inc 957 295
Cintas Corp 809 180
Corpay Inc
(d)
165 55
Equifax Inc 292 76
Global Payments Inc 576 46
MarketAxess Holdings Inc 87 19
Moody's Corp 366 184
PayPal Holdings Inc
(d)
2,297 171
Quanta Services Inc 350 132
Rollins Inc 662 37
S&P Global Inc 742 391
United Rentals Inc 155 117
Verisk Analytics Inc 330 103
$ 1,806
Computers - 7 .11%
Accenture PLC - Class A 1,477 441
Apple Inc 35,264 7,235
Cognizant Technology Solutions Corp 1,163 91
Crowdstrike Holdings Inc
(d)
588 300
Dell Technologies Inc 708 87

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
132 $ 23
Fortinet Inc
(d)
1,499 159
Gartner Inc
(d)
183 74
Hewlett Packard Enterprise Co 3,100 63
HP Inc 2,224 54
International Business Machines Corp 2,194 647
Leidos Holdings Inc 304 48
NetApp Inc 480 51
Seagate Technology Holdings PLC 501 72
Super Micro Computer Inc
(d)
1,211 59
Western Digital Corp 822 53
$ 9,457
Consumer Products - 0 .17%
Avery Dennison Corp 185 32
Church & Dwight Co Inc 581 56
Clorox Co/The 290 35
Kimberly-Clark Corp 783 101
$ 224
Cosmetics & Personal Care - 0 .90%
Colgate-Palmolive Co 1,912 174
Estee Lauder Cos Inc/The 552 44
Kenvue Inc 4,532 95
Procter & Gamble Co/The 5,534 882
$ 1,195
Distribution & Wholesale - 0 .28%
Copart Inc
(d)
2,075 102
Fastenal Co 2,708 114
LKQ Corp 610 23
Pool Corp 90 26
WW Grainger Inc 104 108
$ 373
Diversified Financial Services - 3 .96%
American Express Co 1,306 417
Ameriprise Financial Inc 226 121
Apollo Global Management Inc 1,065 151
Blackrock Inc 344 361
Capital One Financial Corp 1,509 321
Cboe Global Markets Inc 246 57
Charles Schwab Corp/The 4,032 368
CME Group Inc 849 234
Coinbase Global Inc
(d)
499 175
Franklin Resources Inc 731 17
Intercontinental Exchange Inc 1,353 248
Invesco Ltd 1,056 17
Mastercard Inc 1,916 1,077
Nasdaq Inc 975 87
Raymond James Financial Inc 428 66
Synchrony Financial 898 60
T Rowe Price Group Inc 520 50
Visa Inc 4,040 1,434
$ 5,261
Electric - 2 .10%
AES Corp/The 1,671 18
Alliant Energy Corp 606 37
Ameren Corp 637 61
American Electric Power Co Inc 1,260 131
CenterPoint Energy Inc 1,540 57
CMS Energy Corp 705 49
Consolidated Edison Inc 849 85
Constellation Energy Corp 739 239
Dominion Energy Inc 2,012 114
DTE Energy Co 489 65
Duke Energy Corp 1,834 216
Edison International 909 47
Entergy Corp 1,053 88
Evergy Inc 542 37
Eversource Energy 867 55
Exelon Corp 2,382 103
FirstEnergy Corp 1,212 49
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 4,860 $ 337
NRG Energy Inc 462 74
PG&E Corp 5,188 72
Pinnacle West Capital Corp 281 25
PPL Corp 1,745 59
Public Service Enterprise Group Inc 1,177 99
Sempra 1,539 117
Southern Co/The 2,594 238
Vistra Corp 800 155
WEC Energy Group Inc 752 78
Xcel Energy Inc 1,361 93
$ 2,798
Electrical Components & Equipment - 0 .47%
AMETEK Inc 544 98
Eaton Corp PLC 924 330
Emerson Electric Co 1,327 177
Generac Holdings Inc
(d)
138 20
$ 625
Electronics - 0 .89%
Allegion plc 203 29
Amphenol Corp 2,855 282
Fortive Corp 803 42
Garmin Ltd 363 76
Honeywell International Inc 1,517 353
Hubbell Inc 127 52
Jabil Inc 254 55
Keysight Technologies Inc
(d)
407 67
Mettler-Toledo International Inc
(d)
50 59
Ralliant Corp
(d)
268 13
TE Connectivity PLC 700 118
Trimble Inc
(d)
563 43
$ 1,189
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
312 12
First Solar Inc
(d)
252 42
$ 54
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 284 37
Entertainment - 0 .07%
Caesars Entertainment Inc
(d)
491 14
Live Nation Entertainment Inc
(d)
371 56
TKO Group Holdings Inc 158 29
$ 99
Environmental Control - 0 .31%
Pentair PLC 387 40
Republic Services Inc 478 118
Veralto Corp 584 59
Waste Management Inc 864 197
$ 414
Food - 0 .61%
Conagra Brands Inc 1,123 23
General Mills Inc 1,293 67
Hershey Co/The 348 58
Hormel Foods Corp 687 21
J M Smucker Co/The 250 24
Kellanova 634 50
Kraft Heinz Co/The 2,040 53
Kroger Co/The 1,447 104
Lamb Weston Holdings Inc 333 17
McCormick & Co Inc/MD 596 45
Mondelez International Inc 3,056 206
Sysco Corp 1,144 87
The Campbell's Company 462 14
Tyson Foods Inc 675 38
$ 807
Forest Products & Paper - 0 .04%
International Paper Co 1,245 58

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 374 $ 57
NiSource Inc 1,110 45
$ 102
Hand & Machine Tools - 0 .05%
Snap-on Inc 124 38
Stanley Black & Decker Inc 365 25
$ 63
Healthcare - Products - 2 .66%
Abbott Laboratories 4,107 559
Agilent Technologies Inc 672 79
Align Technology Inc
(d)
160 30
Baxter International Inc 1,211 37
Bio-Techne Corp 372 19
Boston Scientific Corp
(d)
3,492 375
Cooper Cos Inc/The
(d)
472 34
Danaher Corp 1,504 297
Edwards Lifesciences Corp
(d)
1,385 108
GE HealthCare Technologies Inc 1,080 80
Hologic Inc
(d)
528 34
IDEXX Laboratories Inc
(d)
191 102
Insulet Corp
(d)
165 52
Intuitive Surgical Inc
(d)
847 460
Medtronic PLC 3,027 264
ResMed Inc 345 89
Revvity Inc 278 27
Solventum Corp
(d)
326 25
STERIS PLC 231 56
Stryker Corp 812 321
Thermo Fisher Scientific Inc 892 362
Waters Corp
(d)
141 49
West Pharmaceutical Services Inc 169 37
Zimmer Biomet Holdings Inc 468 43
$ 3,539
Healthcare - Services - 1 .22%
Centene Corp
(d)
1,174 64
Charles River Laboratories International Inc
(d)
116 18
Cigna Group/The 631 208
DaVita Inc
(d)
98 14
Elevance Health Inc 534 208
HCA Healthcare Inc 409 157
Humana Inc 284 69
IQVIA Holdings Inc
(d)
388 61
Labcorp Holdings Inc 197 52
Molina Healthcare Inc
(d)
128 38
Quest Diagnostics Inc 263 47
UnitedHealth Group Inc 2,141 668
Universal Health Services Inc 135 24
$ 1,628
Home Builders - 0 .19%
DR Horton Inc 653 84
Lennar Corp - A Shares 548 61
NVR Inc
(d)
7 52
PulteGroup Inc 474 50
$ 247
Insurance - 3 .50%
Aflac Inc 1,149 121
Allstate Corp/The 624 126
American International Group Inc 1,361 116
Aon PLC 509 182
Arch Capital Group Ltd 880 80
Arthur J Gallagher & Co 604 193
Assurant Inc 119 23
Berkshire Hathaway Inc - Class B
(d)
4,330 2,103
Brown & Brown Inc 661 73
Chubb Ltd 879 255
Cincinnati Financial Corp 368 55
Erie Indemnity Co 60 21
Everest Group Ltd 101 34
Globe Life Inc 195 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 671 $ 85
Loews Corp 411 38
Marsh & McLennan Cos Inc 1,163 254
MetLife Inc 1,331 107
Principal Financial Group Inc 487 39
Progressive Corp/The 1,383 369
Prudential Financial Inc 835 90
Travelers Cos Inc/The 534 143
W R Berkley Corp 707 52
Willis Towers Watson PLC 234 72
$ 4,655
Internet - 12 .31%
Airbnb Inc
(d)
1,018 135
Alphabet Inc - A Shares 13,740 2,421
Alphabet Inc - C Shares 11,084 1,966
Amazon.com Inc
(d)
22,308 4,894
Booking Holdings Inc 77 446
CDW Corp/DE 311 56
DoorDash Inc - Class A
(d)
809 199
eBay Inc 1,088 81
Expedia Group Inc 287 48
F5 Inc
(d)
134 39
Gen Digital Inc 1,288 38
GoDaddy Inc
(d)
336 60
Match Group Inc 579 18
Meta Platforms Inc 5,128 3,785
Netflix Inc
(d)
1,005 1,346
Palo Alto Networks Inc
(d)
1,562 320
Uber Technologies Inc
(d)
4,937 461
VeriSign Inc 190 55
$ 16,368
Iron & Steel - 0 .08%
Nucor Corp 545 70
Steel Dynamics Inc 326 42
$ 112
Leisure Products & Services - 0 .21%
Carnival Corp
(d)
2,478 70
Norwegian Cruise Line Holdings Ltd
(d)
1,054 21
Royal Caribbean Cruises Ltd 589 185
$ 276
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 561 149
Las Vegas Sands Corp 801 35
Marriott International Inc/MD 537 147
MGM Resorts International
(d)
488 17
Wynn Resorts Ltd 208 19
$ 367
Machinery - Construction & Mining - 0 .58%
Caterpillar Inc 1,110 431
GE Vernova Inc 645 341
$ 772
Machinery - Diversified - 0 .63%
Deere & Co 597 304
Dover Corp 322 59
IDEX Corp 178 31
Ingersoll Rand Inc 951 79
Nordson Corp 127 27
Otis Worldwide Corp 933 93
Rockwell Automation Inc 265 88
Westinghouse Air Brake Technologies Corp 403 84
Xylem Inc/NY 574 74
$ 839
Media - 0 .85%
Charter Communications Inc
(d)
226 92
Comcast Corp - Class A 8,793 314
FactSet Research Systems Inc 90 40
Fox Corp - A Shares 505 28
Fox Corp - B Shares 309 16

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 891 $ 27
News Corp - B Shares 263 9
Paramount Global - Class B
(e)
1,420 18
Walt Disney Co/The 4,245 527
Warner Bros Discovery Inc
(d)
5,314 61
$ 1,132
Mining - 0 .23%
Freeport-McMoRan Inc 3,390 147
Newmont Corp 2,628 153
$ 300
Miscellaneous Manufacturers - 0 .61%
3M Co 1,270 193
A O Smith Corp 274 18
Axon Enterprise Inc
(d)
175 145
Illinois Tool Works Inc 629 155
Parker-Hannifin Corp 303 212
Teledyne Technologies Inc
(d)
111 57
Textron Inc 426 34
$ 814
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
120 37
Oil & Gas - 2 .20%
APA Corp 853 16
Chevron Corp 3,834 549
ConocoPhillips 2,981 267
Coterra Energy Inc 1,801 46
Devon Energy Corp 1,516 48
Diamondback Energy Inc 441 61
EOG Resources Inc 1,289 154
EQT Corp 1,412 82
Expand Energy Corp 510 60
Exxon Mobil Corp 10,176 1,097
Hess Corp 654 91
Marathon Petroleum Corp 725 120
Occidental Petroleum Corp 1,672 70
Phillips 66 962 115
Texas Pacific Land Corp 46 49
Valero Energy Corp 740 99
$ 2,924
Oil & Gas Services - 0 .18%
Baker Hughes Co 2,338 90
Halliburton Co 2,030 41
Schlumberger NV 3,211 109
$ 240
Packaging & Containers - 0 .13%
Amcor PLC 5,409 50
Ball Corp 655 37
Packaging Corp of America 210 40
Smurfit WestRock PLC 1,170 50
$ 177
Pharmaceuticals - 3 .87%
AbbVie Inc 4,170 774
Becton Dickinson & Co 676 116
Bristol-Myers Squibb Co 4,804 222
Cardinal Health Inc 563 94
Cencora Inc 406 122
CVS Health Corp 2,986 206
Dexcom Inc
(d)
925 81
Eli Lilly & Co 1,857 1,448
Henry Schein Inc
(d)
288 21
Johnson & Johnson 5,680 868
McKesson Corp 296 217
Merck & Co Inc 5,928 469
Pfizer Inc 13,423 325
Viatris Inc 2,771 25
Zoetis Inc 1,051 164
$ 5,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .40%
Kinder Morgan Inc 4,563 $ 134
ONEOK Inc 1,474 121
Targa Resources Corp 512 89
Williams Cos Inc/The 2,882 181
$ 525
Private Equity - 0 .35%
Blackstone Inc 1,721 257
KKR & Co Inc 1,597 213
$ 470
Real Estate - 0 .13%
CBRE Group Inc
(d)
693 97
CoStar Group Inc
(d)
995 80
$ 177
REITs - 1 .77%
Alexandria Real Estate Equities Inc 362 26
American Tower Corp 1,105 244
AvalonBay Communities Inc 335 68
BXP Inc 343 23
Camden Property Trust 251 28
Crown Castle Inc 1,028 106
Digital Realty Trust Inc 746 130
Equinix Inc 231 184
Equity Residential 806 54
Essex Property Trust Inc 151 43
Extra Space Storage Inc 500 74
Federal Realty Investment Trust 183 17
Healthpeak Properties Inc 1,640 29
Host Hotels & Resorts Inc 1,638 25
Invitation Homes Inc 1,345 44
Iron Mountain Inc 695 71
Kimco Realty Corp 1,598 34
Mid-America Apartment Communities Inc 275 41
Prologis Inc 2,190 230
Public Storage 371 109
Realty Income Corp 2,131 123
Regency Centers Corp 385 28
SBA Communications Corp 253 60
Simon Property Group Inc 723 116
UDR Inc 711 29
Ventas Inc 1,064 67
VICI Properties Inc 2,494 81
Welltower Inc 1,466 225
Weyerhaeuser Co 1,710 44
$ 2,353
Retail - 4 .21%
AutoZone Inc
(d)
39 145
Best Buy Co Inc 455 31
CarMax Inc
(d)
360 24
Chipotle Mexican Grill Inc
(d)
3,181 179
Costco Wholesale Corp 1,048 1,038
Darden Restaurants Inc 275 60
Dollar General Corp 518 59
Dollar Tree Inc
(d)
467 46
Domino's Pizza Inc 81 37
Genuine Parts Co 327 40
Home Depot Inc/The 2,346 860
Lowe's Cos Inc 1,322 293
Lululemon Athletica Inc
(d)
261 62
McDonald's Corp 1,688 493
O'Reilly Automotive Inc
(d)
2,018 182
Ross Stores Inc 776 99
Starbucks Corp 2,682 246
Target Corp 1,073 106
TJX Cos Inc/The 2,636 326
Tractor Supply Co 1,252 66
Ulta Beauty Inc
(d)
107 50
Walgreens Boots Alliance Inc 1,687 19
Walmart Inc 10,201 997
Williams-Sonoma Inc 290 47

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 657 $ 97
$ 5,602
Semiconductors - 11 .83%
Advanced Micro Devices Inc
(d)
3,827 543
Analog Devices Inc 1,170 279
Applied Materials Inc 1,917 351
Broadcom Inc 11,101 3,060
Intel Corp
(d)
10,298 231
KLA Corp 314 281
Lam Research Corp 3,021 294
Microchip Technology Inc 1,269 89
Micron Technology Inc 2,638 325
Monolithic Power Systems Inc 114 83
NVIDIA Corp 57,580 9,097
NXP Semiconductors NV 597 131
ON Semiconductor Corp
(d)
986 52
QUALCOMM Inc 2,591 413
Skyworks Solutions Inc 354 26
Teradyne Inc 379 34
Texas Instruments Inc 2,144 445
$ 15,734
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 92 22
Software - 10 .74%
Adobe Inc
(d)
1,006 389
Akamai Technologies Inc
(d)
345 27
ANSYS Inc
(d)
207 73
Autodesk Inc
(d)
504 156
Broadridge Financial Solutions Inc 276 67
Cadence Design Systems Inc
(d)
644 198
Dayforce Inc
(d)
376 21
Electronic Arts Inc 539 86
Fair Isaac Corp
(d)
58 106
Fidelity National Information Services Inc 1,241 101
Fiserv Inc
(d)
1,309 226
Intuit Inc 661 521
Jack Henry & Associates Inc 171 31
Microsoft Corp
(f)
17,549 8,729
MSCI Inc 184 106
Oracle Corp 3,839 839
Palantir Technologies Inc
(d)
5,022 685
Paychex Inc 756 110
Paycom Software Inc 114 26
PTC Inc
(d)
282 49
Roper Technologies Inc 254 144
Salesforce Inc 2,265 618
ServiceNow Inc
(d)
489 503
Synopsys Inc
(d)
365 187
Take-Two Interactive Software Inc
(d)
399 97
Tyler Technologies Inc
(d)
102 60
Workday Inc
(d)
510 122
$ 14,277
Telecommunications - 1 .79%
Arista Networks Inc
(d)
2,431 249
AT&T Inc 16,988 492
Cisco Systems Inc 9,392 651
Corning Inc 1,819 96
Juniper Networks Inc 781 31
Motorola Solutions Inc 395 166
T-Mobile US Inc 1,126 268
Verizon Communications Inc 9,953 431
$ 2,384
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 310 23
Transportation - 0 .80%
CH Robinson Worldwide Inc 279 27
CSX Corp 4,436 145
Expeditors International of Washington Inc 323 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 521 $ 118
JB Hunt Transport Services Inc 185 26
Norfolk Southern Corp 531 136
Old Dominion Freight Line Inc 439 71
Union Pacific Corp 1,411 325
United Parcel Service Inc 1,731 175
$ 1,060
Water - 0 .05%
American Water Works Co Inc 459 64
TOTAL COMMON STOCKS $ 123,947
TOTAL PURCHASED OPTIONS - 0.03% $ 43
Total Investments $ 131,989
Other Assets and Liabilities -  0.73% 973
TOTAL NET ASSETS - 100.00% $ 132,962
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18 or 0.01% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,375 or 1.79% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 10,999 $ 24,389 $ 29,404 $ 5,984
$ 10,999 $ 24,389 $ 29,404 $ 5,984
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 166 $ — $ — $ —
$ 166 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 130 $ 13 $ 5,600 .00 07/18/2025 $ 956 $ 43 $ (913)
Total $ 956 $ 43 $ (913)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 130 $ 13 $ 5,450 .00 07/18/2025 $ (678) $ (31) $ 647
Total $ (678) $ (31) $ 647
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 5 $ 1,563 $ 27
Total $ 27
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .41 % Shares Held Value (000's)
Money Market Funds - 0 .41%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
287,972 $ 288
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b),(c)
2,414,380 2,415
$ 2,703
TOTAL INVESTMENT COMPANIES $ 2,703
COMMON STOCKS - 99 .86 % Shares Held Value (000's)
Aerospace & Defense - 10 .62%
HEICO Corp - Class A 139,121 $ 35,998
TransDigm Group Inc 22,127 33,647
$ 69,645
Building Materials - 6 .77%
Eagle Materials Inc 5,297 1,071
Martin Marietta Materials Inc 30,764 16,888
Vulcan Materials Co 101,207 26,397
$ 44,356
Chemicals - 1 .50%
Air Products and Chemicals Inc 18,855 5,318
Perimeter Solutions Inc
(d)
166,844 2,323
Sherwin-Williams Co/The 6,387 2,193
$ 9,834
Commercial Services - 1 .72%
Ashtead Group PLC ADR
(e)
2,386 618
Moody's Corp 4,037 2,025
Toast Inc
(d)
89,465 3,963
Verisk Analytics Inc 15,009 4,675
$ 11,281
Computers - 1 .48%
Gartner Inc
(d)
24,049 9,721
Distribution & Wholesale - 4 .98%
Copart Inc
(d)
511,555 25,102
Fastenal Co 179,400 7,535
$ 32,637
Diversified Financial Services - 3 .74%
Ares Management Corp 53,913 9,338
Brookfield Asset Management Ltd 101,511 5,611
Brookfield Wealth Solutions Ltd
(d),(e)
3,667 227
LPL Financial Holdings Inc 24,998 9,373
$ 24,549
Electric - 3 .60%
Brookfield Infrastructure Partners LP 532,516 17,839
Brookfield Renewable Corp
(e)
52,201 1,711
Brookfield Renewable Partners LP 158,993 4,056
$ 23,606
Electrical Components & Equipment - 0 .73%
AMETEK Inc 26,294 4,758
Electronics - 0 .85%
Mettler-Toledo International Inc
(d)
4,729 5,555
Entertainment - 3 .45%
Liberty Media Corp-Liberty Live - A Shares
(d)
623 49
Liberty Media Corp-Liberty Live - C Shares
(d)
3,795 308
Live Nation Entertainment Inc
(d)
121,453 18,373
Vail Resorts Inc 24,862 3,907
$ 22,637
Environmental Control - 1 .06%
Veralto Corp 12,612 1,273
Waste Connections Inc 30,363 5,670
$ 6,943
Healthcare - Products - 1 .58%
IDEXX Laboratories Inc
(d)
11,758 6,306
Waters Corp
(d)
11,633 4,061
$ 10,367
Home Builders - 1 .85%
Lennar Corp - A Shares 44,486 4,921
Lennar Corp - B Shares 966 102
NVR Inc
(d)
966 7,134
$ 12,157
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .59%
Arch Capital Group Ltd 80,939 $ 7,369
Arthur J Gallagher & Co 26,139 8,368
Brown & Brown Inc 218,832 24,262
Markel Group Inc
(d)
8,491 16,960
Progressive Corp/The 12,689 3,386
Ryan Specialty Holdings Inc 55,536 3,776
W R Berkley Corp 72,796 5,348
$ 69,469
Internet - 0 .35%
Wix.com Ltd
(d)
14,627 2,318
Lodging - 5 .80%
Hilton Worldwide Holdings Inc 119,030 31,703
Hyatt Hotels Corp 45,137 6,303
$ 38,006
Machinery - Diversified - 0 .40%
Graco Inc 30,786 2,647
Media - 1 .97%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
10,923 1,037
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
113,743 11,886
$ 12,923
Private Equity - 9 .28%
Brookfield Corp 545,355 33,730
KKR & Co Inc 203,783 27,109
$ 60,839
Real Estate - 5 .63%
CBRE Group Inc
(d)
134,672 18,870
CoStar Group Inc
(d)
224,491 18,049
$ 36,919
REITs - 0 .09%
Millrose Properties Inc 20,888 596
Retail - 7 .50%
CarMax Inc
(d)
38,282 2,573
Domino's Pizza Inc 24,610 11,089
Floor & Decor Holdings Inc
(d)
65,266 4,958
O'Reilly Automotive Inc
(d)
301,258 27,152
Ross Stores Inc 26,745 3,412
$ 49,184
Semiconductors - 0 .91%
Entegris Inc 74,066 5,973
Software - 13 .41%
ANSYS Inc
(d)
7,176 2,520
Appfolio Inc
(d)
12,761 2,938
CCC Intelligent Solutions Holdings Inc
(d)
485,931 4,573
Constellation Software Inc/Canada 3,440 12,624
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
4,707 8,604
Jack Henry & Associates Inc 3,933 709
Lumine Group Inc
(d)
7,913 275
MSCI Inc 22,013 12,696
Procore Technologies Inc
(d)
45,247 3,096
Roper Technologies Inc 26,260 14,885
Topicus.com Inc
(d)
1,635 204
Tyler Technologies Inc
(d)
18,542 10,992
Veeva Systems Inc
(d)
47,957 13,811
$ 87,927
TOTAL COMMON STOCKS $ 654,847
Total Investments $ 657,550
Other Assets and Liabilities -  (0.27)% (1,798)
TOTAL NET ASSETS - 100.00% $ 655,752

Schedule of Investments
MidCap Account
June 30, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,088 or
0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,041 or 0.31% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 1,386 $ 50,028 $ 48,999 $ 2,415
$ 1,386 $ 50,028 $ 48,999 $ 2,415
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 40 $ — $ — $ —
$ 40 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .60 % Shares Held Value (000's)
Money Market Funds - 0 .60%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,405,425 $ 1,405
TOTAL INVESTMENT COMPANIES $ 1,405
COMMON STOCKS - 99 .63 % Shares Held Value (000's)
Aerospace & Defense - 0 .82%
Boeing Co/The
(c)
5,365 $ 1,124
RTX Corp 5,364 783
$ 1,907
Apparel - 1 .08%
Birkenstock Holding Plc
(c)
29,020 1,427
Deckers Outdoor Corp
(c)
10,635 1,096
$ 2,523
Automobile Manufacturers - 1 .50%
Cummins Inc 3,246 1,063
PACCAR Inc 8,474 805
Tesla Inc
(c)
5,159 1,639
$ 3,507
Banks - 5 .13%
East West Bancorp Inc 11,694 1,181
JPMorgan Chase & Co 27,064 7,846
Morgan Stanley 10,824 1,525
PNC Financial Services Group Inc/The 5,142 958
Wintrust Financial Corp 3,756 466
$ 11,976
Biotechnology - 1 .61%
Corteva Inc 27,507 2,050
Vertex Pharmaceuticals Inc
(c)
3,802 1,693
$ 3,743
Building Materials - 1 .37%
CRH PLC 17,298 1,588
Trane Technologies PLC 3,650 1,597
$ 3,185
Chemicals - 0 .89%
Linde PLC 4,402 2,065
Commercial Services - 0 .46%
Service Corp International/US 13,182 1,073
Computers - 4 .50%
Apple Inc 51,198 10,504
Consumer Products - 0 .72%
Church & Dwight Co Inc 17,545 1,686
Cosmetics & Personal Care - 1 .26%
Procter & Gamble Co/The 18,509 2,949
Diversified Financial Services - 4 .88%
Ameriprise Financial Inc 4,562 2,435
Nasdaq Inc 27,030 2,417
Visa Inc 18,409 6,536
$ 11,388
Electric - 1 .31%
Constellation Energy Corp 9,485 3,061
Electrical Components & Equipment - 0 .54%
Eaton Corp PLC 3,499 1,249
Electronics - 0 .24%
NEXTracker Inc
(c)
10,097 549
Environmental Control - 1 .48%
Republic Services Inc 14,011 3,455
Gas - 0 .44%
Atmos Energy Corp 6,641 1,023
Healthcare - Products - 1 .70%
Abbott Laboratories 13,129 1,786
GE HealthCare Technologies Inc 9,476 702
Thermo Fisher Scientific Inc 3,646 1,478
$ 3,966
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .88%
Chemed Corp 1,750 $ 852
HCA Healthcare Inc 6,585 2,523
UnitedHealth Group Inc 3,254 1,015
$ 4,390
Home Builders - 0 .61%
DR Horton Inc 10,988 1,417
Insurance - 2 .96%
Berkshire Hathaway Inc - Class B
(c)
6,322 3,071
Marsh & McLennan Cos Inc 8,333 1,822
Progressive Corp/The 7,490 1,999
$ 6,892
Internet - 12 .62%
Alphabet Inc - A Shares 43,929 7,741
Amazon.com Inc
(c)
37,595 8,248
Meta Platforms Inc 9,926 7,326
Netflix Inc
(c)
949 1,271
Palo Alto Networks Inc
(c)
10,578 2,165
Reddit Inc
(c)
4,012 604
Shopify Inc
(c)
14,015 1,617
Uber Technologies Inc
(c)
5,051 471
$ 29,443
Machinery - Construction & Mining - 1 .28%
Caterpillar Inc 967 375
GE Vernova Inc 4,920 2,604
$ 2,979
Machinery - Diversified - 0 .91%
Deere & Co 4,162 2,116
Media - 0 .10%
Nexstar Media Group Inc 1,304 226
Mining - 0 .77%
Cameco Corp 24,296 1,804
Miscellaneous Manufacturers - 0 .90%
Parker-Hannifin Corp 3,012 2,104
Oil & Gas - 2 .84%
Expand Energy Corp 4,862 569
Exxon Mobil Corp 29,138 3,141
Marathon Petroleum Corp 12,102 2,010
Permian Resources Corp 65,627 894
$ 6,614
Pharmaceuticals - 5 .20%
AbbVie Inc 8,684 1,612
BellRing Brands Inc
(c)
13,509 783
Eli Lilly & Co 3,279 2,556
McKesson Corp 4,837 3,544
Merck & Co Inc 10,580 837
Novartis AG ADR 23,127 2,799
$ 12,131
Pipelines - 1 .02%
Kinder Morgan Inc 80,885 2,378
Private Equity - 1 .05%
KKR & Co Inc 18,460 2,456
REITs - 2 .48%
Equinix Inc 2,485 1,977
Extra Space Storage Inc 9,799 1,445
Prologis Inc 3,182 334
Regency Centers Corp 28,598 2,037
$ 5,793
Retail - 6 .52%
Casey's General Stores Inc 6,978 3,561
Chipotle Mexican Grill Inc
(c)
8,792 494
Costco Wholesale Corp 3,387 3,353
Domino's Pizza Inc 3,188 1,436
Lululemon Athletica Inc
(c)
874 208
O'Reilly Automotive Inc
(c)
24,840 2,239
TJX Cos Inc/The 25,817 3,188
Tractor Supply Co 13,785 727
$ 15,206

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 12 .05%
Broadcom Inc 24,186 $ 6,667
KLA Corp 2,193 1,964
Lam Research Corp 25,112 2,445
NVIDIA Corp 95,723 15,123
Taiwan Semiconductor Manufacturing Co Ltd ADR 8,471 1,919
$ 28,118
Software - 12 .56%
Adobe Inc
(c)
1,076 416
Broadridge Financial Solutions Inc 9,254 2,249
Cloudflare Inc
(c)
7,630 1,494
Datadog Inc
(c)
5,238 704
Fair Isaac Corp
(c)
654 1,195
Fiserv Inc
(c)
2,779 479
Microsoft Corp 32,261 16,047
Salesforce Inc 8,457 2,306
ServiceNow Inc
(c)
1,692 1,740
Twilio Inc
(c)
9,963 1,239
Workday Inc
(c)
5,986 1,437
$ 29,306
Telecommunications - 2 .74%
Arista Networks Inc
(c)
19,202 1,965
Motorola Solutions Inc 3,611 1,518
T-Mobile US Inc 12,241 2,916
$ 6,399
Transportation - 0 .44%
Old Dominion Freight Line Inc 6,352 1,031
Water - 0 .77%
American Water Works Co Inc 12,845 1,787
TOTAL COMMON STOCKS $ 232,399
Total Investments $ 233,804
Other Assets and Liabilities -  (0.23)% (543)
TOTAL NET ASSETS - 100.00% $ 233,261
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 4,286 $ 30,727 $ 33,608 $ 1,405
$ 4,286 $ 30,727 $ 33,608 $ 1,405
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 61 $ — $ — $ —
$ 61 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .23%
Blue Chip Fund
(a)
136,258 $ 6,810
Core Fixed Income Fund
(a)
5,455,941 47,030
Diversified Real Asset Fund
(a)
49,298 582
Global Emerging Markets Fund
(a)
56,757 1,718
High Yield Fund
(a)
1,237,290 8,352
International Equity Fund
(a)
1,076,105 16,185
International Small Company Fund
(a)
62,247 751
LargeCap Growth Fund I
(a)
398,026 7,077
MidCap Fund
(a)
31,201 1,473
Real Estate Securities Fund
(a)
85,721 2,444
SmallCap Fund
(a)
75,251 2,154
SmallCap S&P 600 Index Fund
(a)
24,553 602
Small-MidCap Dividend Income Fund
(a)
79,953 1,494
$ 96,672
Principal Funds, Inc. Institutional Class - 32 .77%
Equity Income Fund
(a)
158,765 6,493
Inflation Protection Fund
(a)
947,150 7,454
LargeCap S&P 500 Index Fund
(a)
242,397 7,284
LargeCap Value Fund III
(a)
324,823 6,396
Short-Term Income Fund
(a)
1,609,135 19,503
$ 47,130
TOTAL INVESTMENT COMPANIES $ 143,802
Total Investments $ 143,802
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 143,798
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 7,740 $ 387 $ 1,870 $ 6,810
Core Fixed Income Fund 46,291 6,075 6,238 47,030
Diversified International Fund 13,650 585 15,157 —
Diversified Real Asset Fund 590 51 94 582
Equity Income Fund 6,793 590 1,204 6,493
Global Emerging Markets Fund 1,504 194 239 1,718
High Income Fund 1,045 12 1,249 —
High Yield Fund 8,635 2,307 2,441 8,352
High Yield Fund - Institutional Class — 1,208 1,208 —
Inflation Protection Fund 7,483 754 1,113 7,454
International Equity Fund — 16,125 1,342 16,185
International Small Company Fund 997 174 567 751
LargeCap Growth Fund I 7,746 387 1,536 7,077
LargeCap S&P 500 Index Fund 7,917 383 1,444 7,284
LargeCap Value Fund III 6,831 525 1,198 6,396
MidCap Fund 1,844 118 573 1,473
Real Estate Securities Fund 2,576 206 373 2,444
Short-Term Income Fund 19,247 2,598 2,564 19,503
SmallCap Fund 2,623 191 653 2,154
SmallCap S&P 600 Index Fund 326 345 35 602
Small-MidCap Dividend Income Fund 1,599 229 340 1,494
$ 145,437 $ 33,444 $ 41,438 $ 143,802
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 559 $ — $ (6)
Core Fixed Income Fund 864 (14) — 916
Diversified International Fund — (1,564) 202 2,486
Diversified Real Asset Fund 7 (4) — 39
Equity Income Fund 58 (9) — 323
Global Emerging Markets Fund — 2 — 257
High Income Fund 12 (5) — 197
High Yield Fund 289 (16) — (133)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — (2) — 332
International Equity Fund — 10 — 1,392
International Small Company Fund — (24) — 171
LargeCap Growth Fund I — (6) — 486
LargeCap S&P 500 Index Fund — 256 — 172
LargeCap Value Fund III — 3 — 235
MidCap Fund — 6 — 78
Real Estate Securities Fund 31 (9) — 44
Short-Term Income Fund 371 — — 222
SmallCap Fund — (10) — 3
SmallCap S&P 600 Index Fund — (2) — (32)
Small-MidCap Dividend Income Fund 13 (3) — 9
$ 1,645 $ (832) $ 202 $ 7,191
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .06%
Blue Chip Fund
(a)
423,176 $ 21,150
Core Fixed Income Fund
(a)
10,533,262 90,797
Diversified Real Asset Fund
(a)
129,252 1,526
Global Emerging Markets Fund
(a)
174,523 5,281
High Yield Fund
(a)
2,165,195 14,615
International Equity Fund
(a)
3,302,980 49,677
International Small Company Fund
(a)
203,056 2,451
LargeCap Growth Fund I
(a)
1,234,719 21,953
MidCap Fund
(a)
97,749 4,615
Real Estate Securities Fund
(a)
196,230 5,595
SmallCap Fund
(a)
242,450 6,939
SmallCap S&P 600 Index Fund
(a)
66,108 1,622
Small-MidCap Dividend Income Fund
(a)
250,368 4,679
$ 230,900
Principal Funds, Inc. Institutional Class - 27 .94%
Equity Income Fund
(a)
494,144 20,210
Inflation Protection Fund
(a)
1,548,537 12,187
LargeCap S&P 500 Index Fund
(a)
721,432 21,679
LargeCap Value Fund III
(a)
1,011,504 19,917
Short-Term Income Fund
(a)
1,281,251 15,529
$ 89,522
TOTAL INVESTMENT COMPANIES $ 320,422
Total Investments $ 320,422
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 320,417
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 22,069 $ 1,351 $ 3,952 $ 21,150
Core Fixed Income Fund 81,727 12,677 5,277 90,797
Diversified International Fund 39,067 1,116 42,853 —
Diversified Real Asset Fund 1,404 125 90 1,526
Equity Income Fund 19,480 1,913 2,140 20,210
Global Emerging Markets Fund 4,215 625 320 5,281
High Income Fund 1,653 19 1,977 —
High Yield Fund 13,646 3,960 2,765 14,615
High Yield Fund - Institutional Class — 1,911 1,911 —
Inflation Protection Fund 10,989 1,519 821 12,187
International Equity Fund — 47,503 2,001 49,677
International Small Company Fund 2,721 515 1,221 2,451
LargeCap Growth Fund I 22,111 1,351 3,006 21,953
LargeCap S&P 500 Index Fund 21,793 1,318 2,703 21,679
LargeCap Value Fund III 19,579 1,733 2,124 19,917
MidCap Fund 5,269 417 1,324 4,615
Real Estate Securities Fund 5,378 499 359 5,595
Short-Term Income Fund 12,955 3,267 854 15,529
SmallCap Fund 7,202 665 966 6,939
SmallCap S&P 600 Index Fund 872 923 83 1,622
Small-MidCap Dividend Income Fund 4,591 641 575 4,679
$ 296,721 $ 84,048 $ 77,322 $ 320,422
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 88 $ — $ 1,594
Core Fixed Income Fund 1,565 (1) — 1,671
Diversified International Fund — 2,265 582 405
Diversified Real Asset Fund 18 — — 87
Equity Income Fund 172 (2) — 959
Global Emerging Markets Fund — 1 — 760
High Income Fund 19 (7) — 312
High Yield Fund 472 (18) — (208)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 500
International Equity Fund — 12 — 4,163
International Small Company Fund — (7) — 443
LargeCap Growth Fund I — (23) — 1,520
LargeCap S&P 500 Index Fund — 42 — 1,229
LargeCap Value Fund III — (2) — 731
MidCap Fund — 2 — 251
Real Estate Securities Fund 68 (1) — 78
Short-Term Income Fund 265 — — 161
SmallCap Fund — (2) — 40
SmallCap S&P 600 Index Fund — (5) — (85)
Small-MidCap Dividend Income Fund 37 (3) — 25
$ 2,616 $ 2,339 $ 582 $ 14,636
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 73.74%
Blue Chip Fund
(a)
370,423 $ 18,514
Core Fixed Income Fund
(a)
4,347,655 37,477
Global Emerging Markets Fund
(a)
153,217 4,636
High Yield Fund
(a)
967,814 6,533
International Equity Fund
(a)
2,892,909 43,509
International Small Company Fund
(a)
188,697 2,277
LargeCap Growth Fund I
(a)
1,079,843 19,200
MidCap Fund
(a)
87,139 4,114
Real Estate Securities Fund
(a)
157,441 4,489
SmallCap Fund
(a)
215,927 6,180
SmallCap S&P 600 Index Fund
(a)
56,691 1,391
Small-MidCap Dividend Income Fund
(a)
222,931 4,166
$ 152,486
Principal Funds, Inc. Institutional Class - 26.26%
Equity Income Fund
(a)
433,357 17,724
LargeCap S&P 500 Index Fund
(a)
636,067 19,114
LargeCap Value Fund III
(a)
887,650 17,478
$ 54,316
TOTAL INVESTMENT COMPANIES $ 206,802
Total Investments $ 206,802
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 206,799
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 17,589 $ 1,948 $ 2,457 $ 18,514
Core Fixed Income Fund 29,668 8,184 1,018 37,477
Diversified International Fund 31,392 1,388 34,955 —
Equity Income Fund 15,623 2,438 1,142 17,724
Global Emerging Markets Fund 3,320 794 112 4,636
High Income Fund 611 7 787 —
High Yield Fund 5,278 2,080 696 6,533
High Yield Fund - Institutional Class — 762 762 —
International Equity Fund — 40,562 585 43,509
International Small Company Fund 2,312 636 1,062 2,277
LargeCap Growth Fund I 17,629 1,948 1,678 19,200
LargeCap S&P 500 Index Fund 17,588 1,922 1,500 19,114
LargeCap Value Fund III 15,700 2,286 1,131 17,478
MidCap Fund 4,403 592 1,094 4,114
Real Estate Securities Fund 3,957 613 136 4,489
SmallCap Fund 5,916 926 690 6,180
SmallCap S&P 600 Index Fund 739 782 53 1,391
Small-MidCap Dividend Income Fund 3,788 666 302 4,166
$ 175,513 $ 68,534 $ 50,160 $ 206,802
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2 $ — $ 1,432
Core Fixed Income Fund 601 — — 643
Diversified International Fund — 795 478 1,380
Equity Income Fund 145 — — 805
Global Emerging Markets Fund — — — 634
High Income Fund 7 (3) — 172
High Yield Fund 196 (4) — (125)
High Yield Fund - Institutional Class — — — —
International Equity Fund — — — 3,532
International Small Company Fund — (4) — 395
LargeCap Growth Fund I — 3 — 1,298
LargeCap S&P 500 Index Fund — (3) — 1,107
LargeCap Value Fund III — — — 623
MidCap Fund — 4 — 209
Real Estate Securities Fund 53 — — 55
SmallCap Fund — (7) — 35
SmallCap S&P 600 Index Fund — (4) — (73)
Small-MidCap Dividend Income Fund 32 — — 14
$ 1,034 $ 779 $ 478 $ 12,136
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68.14%
Blue Chip Fund
(a)
203,137 $ 10,154
Core Fixed Income Fund
(a)
413,812 3,567
Global Emerging Markets Fund
(a)
83,899 2,539
High Yield Fund
(a)
156,750 1,058
International Equity Fund
(a)
1,586,388 23,859
International Small Company Fund
(a)
100,239 1,210
LargeCap Growth Fund I
(a)
592,481 10,534
MidCap Fund
(a)
47,321 2,234
Real Estate Securities Fund
(a)
69,129 1,971
SmallCap Fund
(a)
115,793 3,314
SmallCap S&P 600 Index Fund
(a)
33,258 816
Small-MidCap Dividend Income Fund
(a)
121,155 2,264
$ 63,520
Principal Funds, Inc. Institutional Class - 31.86%
Equity Income Fund
(a)
237,449 9,712
LargeCap S&P 500 Index Fund
(a)
346,628 10,416
LargeCap Value Fund III
(a)
486,244 9,574
$ 29,702
TOTAL INVESTMENT COMPANIES $ 93,222
Total Investments $ 93,222
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 93,218
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,954 $ 915 $ 1,514 $ 10,154
Core Fixed Income Fund 2,736 990 217 3,567
Diversified International Fund 17,701 639 19,560 —
Equity Income Fund 8,836 1,273 851 9,712
Global Emerging Markets Fund 1,874 440 126 2,539
High Income Fund 93 1 121 —
High Yield Fund 832 367 121 1,058
High Yield Fund - Institutional Class — 118 118 —
International Equity Fund — 22,504 597 23,859
International Small Company Fund 1,280 319 596 1,210
LargeCap Growth Fund I 9,982 915 1,087 10,534
LargeCap S&P 500 Index Fund 9,879 910 984 10,416
LargeCap Value Fund III 8,875 1,195 848 9,574
MidCap Fund 2,531 281 698 2,234
Real Estate Securities Fund 1,833 240 127 1,971
SmallCap Fund 3,338 448 488 3,314
SmallCap S&P 600 Index Fund 430 457 27 816
Small-MidCap Dividend Income Fund 2,189 305 237 2,264
$ 82,363 $ 32,317 $ 28,317 $ 93,222
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7 $ — $ 792
Core Fixed Income Fund 55 — — 58
Diversified International Fund — 221 264 999
Equity Income Fund 80 — — 454
Global Emerging Markets Fund — — — 351
High Income Fund 1 (1) — 28
High Yield Fund 31 — — (20)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (1) — 1,953
International Small Company Fund — 12 — 195
LargeCap Growth Fund I — — — 724
LargeCap S&P 500 Index Fund — 4 — 607
LargeCap Value Fund III — — — 352
MidCap Fund — 5 — 115
Real Estate Securities Fund 24 — — 25
SmallCap Fund — (4) — 20
SmallCap S&P 600 Index Fund — (2) — (42)
Small-MidCap Dividend Income Fund 18 (1) — 8
$ 209 $ 240 $ 264 $ 6,619
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67.58%
Blue Chip Fund
(a)
75,904 $ 3,794
Core Fixed Income Fund
(a)
105,837 912
Global Emerging Markets Fund
(a)
31,514 953
High Yield Fund
(a)
44,261 299
International Equity Fund
(a)
594,887 8,947
International Small Company Fund
(a)
38,582 466
LargeCap Growth Fund I
(a)
221,303 3,935
MidCap Fund
(a)
17,848 842
Real Estate Securities Fund
(a)
25,458 726
SmallCap Fund
(a)
43,702 1,251
SmallCap S&P 600 Index Fund
(a)
12,419 305
Small-MidCap Dividend Income Fund
(a)
45,671 853
$ 23,283
Principal Funds, Inc. Institutional Class - 32.43%
Equity Income Fund
(a)
88,827 3,633
LargeCap S&P 500 Index Fund
(a)
131,649 3,956
LargeCap Value Fund III
(a)
181,952 3,583
$ 11,172
TOTAL INVESTMENT COMPANIES $ 34,455
Total Investments $ 34,455
Other Assets and Liabilities -  (0.01)% (3)
TOTAL NET ASSETS - 100.00% $ 34,452
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 3,552 $ 573 $ 626 $ 3,794
Core Fixed Income Fund 822 196 122 912
Diversified International Fund 6,429 336 7,210 —
Equity Income Fund 3,198 660 393 3,633
Global Emerging Markets Fund 694 217 88 953
High Income Fund 24 — 31 —
High Yield Fund 264 93 53 299
High Yield Fund - Institutional Class — 30 30 —
International Equity Fund — 8,482 253 8,947
International Small Company Fund 494 184 287 466
LargeCap Growth Fund I 3,565 574 475 3,935
LargeCap S&P 500 Index Fund 3,547 608 430 3,956
LargeCap Value Fund III 3,209 633 390 3,583
MidCap Fund 895 157 256 842
Real Estate Securities Fund 668 129 80 726
SmallCap Fund 1,256 255 277 1,251
SmallCap S&P 600 Index Fund 142 190 8 305
Small-MidCap Dividend Income Fund 789 210 155 853
$ 29,548 $ 13,527 $ 11,164 $ 34,455
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 295
Core Fixed Income Fund 16 — — 16
Diversified International Fund — 139 94 306
Equity Income Fund 30 — — 168
Global Emerging Markets Fund — — — 130
High Income Fund — — — 7
High Yield Fund 9 — — (5)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (7) — 725
International Small Company Fund — (3) — 78
LargeCap Growth Fund I — — — 271
LargeCap S&P 500 Index Fund — — — 231
LargeCap Value Fund III — — — 131
MidCap Fund — — — 46
Real Estate Securities Fund 9 — — 9
SmallCap Fund — (2) — 19
SmallCap S&P 600 Index Fund — (1) — (18)
Small-MidCap Dividend Income Fund 6 (1) — 10
$ 70 $ 125 $ 94 $ 2,419
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .67%
Blue Chip Fund
(a)
43,224 $ 2,160
Core Fixed Income Fund
(a)
2,186,244 18,845
Diversified Real Asset Fund
(a)
19,239 227
Global Emerging Markets Fund
(a)
17,896 542
High Yield Fund
(a)
517,802 3,495
International Equity Fund
(a)
338,545 5,092
International Small Company Fund
(a)
20,899 252
LargeCap Growth Fund I
(a)
126,098 2,242
MidCap Fund
(a)
10,039 474
Real Estate Securities Fund
(a)
32,760 934
SmallCap Fund
(a)
24,480 701
SmallCap S&P 600 Index Fund
(a)
7,261 178
Small-MidCap Dividend Income Fund
(a)
25,715 481
$ 35,623
Principal Funds, Inc. Institutional Class - 34 .33%
Equity Income Fund
(a)
50,497 2,065
Inflation Protection Fund
(a)
397,310 3,127
LargeCap S&P 500 Index Fund
(a)
74,761 2,247
LargeCap Value Fund III
(a)
103,387 2,036
Short-Term Income Fund
(a)
754,735 9,147
$ 18,622
TOTAL INVESTMENT COMPANIES $ 54,245
Total Investments $ 54,245
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 54,244
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 2,327 $ 148 $ 485 $ 2,160
Core Fixed Income Fund 18,193 2,493 2,202 18,845
Diversified International Fund 4,150 148 4,582 —
Diversified Real Asset Fund 222 23 31 227
Equity Income Fund 2,054 255 343 2,065
Global Emerging Markets Fund 445 76 58 542
High Income Fund 444 5 531 —
High Yield Fund 3,557 960 957 3,495
High Yield Fund - Institutional Class — 514 514 —
Inflation Protection Fund 3,101 306 417 3,127
International Equity Fund — 5,044 377 5,092
International Small Company Fund 303 68 165 252
LargeCap Growth Fund I 2,329 148 384 2,242
LargeCap S&P 500 Index Fund 2,317 150 350 2,247
LargeCap Value Fund III 2,064 236 340 2,036
MidCap Fund 589 45 186 474
Real Estate Securities Fund 952 93 124 934
Short-Term Income Fund 9,059 1,157 1,173 9,147
SmallCap Fund 807 65 170 701
SmallCap S&P 600 Index Fund 96 102 10 178
Small-MidCap Dividend Income Fund 514 61 94 481
$ 53,523 $ 12,097 $ 13,493 $ 54,245
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 59 $ — $ 111
Core Fixed Income Fund 337 — — 361
Diversified International Fund — (316) 61 600
Diversified Real Asset Fund 3 1 — 12
Equity Income Fund 18 (2) — 101
Global Emerging Markets Fund — — — 79
High Income Fund 5 (2) — 84
High Yield Fund 118 (8) — (57)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 137
International Equity Fund — (2) — 427
International Small Company Fund — 11 — 35
LargeCap Growth Fund I — (4) — 153
LargeCap S&P 500 Index Fund — 4 — 126
LargeCap Value Fund III — — — 76
MidCap Fund — — — 26
Real Estate Securities Fund 11 (1) — 14
Short-Term Income Fund 172 (1) — 105
SmallCap Fund — (4) — 3
SmallCap S&P 600 Index Fund — (1) — (9)
Small-MidCap Dividend Income Fund 4 (2) — 2
$ 668 $ (268) $ 61 $ 2,386
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .59 % Shares Held Value (000's)
Money Market Funds - 0 .59%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,467,719 $ 1,468
TOTAL INVESTMENT COMPANIES $ 1,468
COMMON STOCKS - 99 .05 % Shares Held Value (000's)
Lodging - 0 .55%
Hyatt Hotels Corp 9,789 $ 1,367
REITs - 98 .50%
American Healthcare REIT Inc 104,878 3,853
American Homes 4 Rent 193,241 6,970
American Tower Corp 122,874 27,158
Americold Realty Trust Inc 221,089 3,677
AvalonBay Communities Inc 58,245 11,853
Cousins Properties Inc 148,115 4,448
Digital Realty Trust Inc 51,216 8,928
EastGroup Properties Inc 14,966 2,501
Equinix Inc 23,147 18,413
Equity LifeStyle Properties Inc 67,532 4,165
Equity Residential 89,223 6,022
Essex Property Trust Inc 17,309 4,905
Extra Space Storage Inc 80,219 11,828
Gaming and Leisure Properties Inc 93,438 4,362
Healthpeak Properties Inc 403,107 7,058
Hudson Pacific Properties Inc
(c)
208,845 572
InvenTrust Properties Corp 85,196 2,334
Invitation Homes Inc 251,080 8,235
Iron Mountain Inc 29,566 3,033
Kilroy Realty Corp 65,121 2,234
National Health Investors Inc 33,690 2,362
NETSTREIT Corp 161,299 2,731
Prologis Inc 126,609 13,309
Regency Centers Corp 124,282 8,853
Rexford Industrial Realty Inc 131,262 4,669
Ryman Hospitality Properties Inc 41,221 4,067
Sabra Health Care REIT Inc 285,445 5,264
Saul Centers Inc 6,246 213
SBA Communications Corp 35,484 8,333
Simon Property Group Inc 36,818 5,919
Ventas Inc 214,578 13,551
VICI Properties Inc 286,361 9,335
Vornado Realty Trust 78,066 2,985
Welltower Inc 128,356 19,732
Weyerhaeuser Co 69,909 1,796
$ 245,668
TOTAL COMMON STOCKS $ 247,035
Total Investments $ 248,503
Other Assets and Liabilities -  0.36% 891
TOTAL NET ASSETS - 100.00% $ 249,394
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 6,031 $ 15,411 $ 19,974 $ 1,468
$ 6,031 $ 15,411 $ 19,974 $ 1,468
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 62 $ — $ — $ —
$ 62 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
4,483,431 $ 4,483
Principal Exchange-Traded Funds - 20 .35%
Principal International Equity ETF
(a)
712,853 20,805
Principal U.S. Mega-Cap ETF
(a)
1,333,807 83,444
Principal U.S. Small-Cap ETF
(a)
166,600 8,876
Principal Value ETF
(a)
59,000 2,924
$ 116,049
Principal Funds, Inc. Class R-6 - 35 .46%
Blue Chip Fund
(a)
419,607 20,972
Core Fixed Income Fund
(a)
8,372,855 72,174
Diversified Real Asset Fund
(a)
1,163,341 13,739
Global Emerging Markets Fund
(a)
416,177 12,594
High Yield Fund
(a)
3,761,913 25,393
International Equity Index Fund
(a)
212,292 2,807
International Small Company Fund
(a)
435,075 5,251
LargeCap Growth Fund I
(a)
1,634,407 29,060
Small-MidCap Dividend Income Fund
(a)
324,687 6,068
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,516,847 14,076
$ 202,134
Principal Funds, Inc. Institutional Class - 31 .61%
Bond Market Index Fund
(a)
3,986,805 34,366
Finisterre Emerging Markets Total Return Bond
Fund
(a)
969,935 8,962
Inflation Protection Fund
(a)
1,826,065 14,371
LargeCap S&P 500 Index Fund
(a)
395,758 11,893
LargeCap Value Fund III
(a)
1,335,761 26,301
Overseas Fund
(a)
519,735 5,878
Principal Capital Appreciation Fund
(a)
772,587 66,049
Principal Global Listed Infrastructure Fund
(a)
242,845 2,817
Short-Term Income Fund
(a)
787,759 9,548
$ 180,185
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .81%
Equity Income Account
(a)
1,583,711 51,597
Government & High Quality Bond Account
(a)
740,754 6,348
MidCap Account
(a)
77,449 5,676
Real Estate Securities Account
(a)
197,698 3,691
$ 67,312
TOTAL INVESTMENT COMPANIES $ 570,163
Total Investments $ 570,163
Other Assets and Liabilities -  (0.02)% (128)
TOTAL NET ASSETS - 100.00% $ 570,035
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,669 $ 96 $ 11,663 $ 20,972
Bond Market Index Fund 29,595 6,379 2,912 34,366
Core Fixed Income Fund 95,295 2,028 26,752 72,174
Diversified International Fund 19,951 460 21,870 —
Diversified Real Asset Fund 16,308 242 3,744 13,739
Equity Income Account 41,295 15,269 7,987 51,597
Finisterre Emerging Markets Total Return Bond Fund 11,079 402 2,952 8,962
Global Emerging Markets Fund 12,289 140 1,802 12,594
Government & High Quality Bond Account 7,468 73 1,483 6,348
High Yield Fund 15,304 11,718 1,826 25,393
Inflation Protection Fund 11,514 3,972 1,722 14,371
International Equity Index Fund 2,598 33 331 2,807
International Small Company Fund 5,236 48 1,135 5,251
LargeCap Growth Fund I 20,291 9,177 2,106 29,060
LargeCap S&P 500 Index Fund 12,449 93 1,346 11,893
LargeCap Value Fund III 32,339 245 7,236 26,301
MidCap Account 22,905 145 18,182 5,676
Overseas Fund 19,033 188 17,132 5,878
Principal Capital Appreciation Fund 53,194 15,734 5,119 66,049
Principal Global Listed Infrastructure Fund — 2,800 — 2,817
Principal Government Money Market Fund - Class R-6 4.21% 4,522 9,482 9,521 4,483
Principal International Equity ETF — 21,510 2,360 20,805
Principal U.S. Mega-Cap ETF 66,922 16,821 3,648 83,444
Principal U.S. Small-Cap ETF 16,591 — 8,182 8,876
Principal Value ETF — 7,462 4,336 2,924
Real Estate Securities Account 3,947 51 416 3,691
Short-Term Income Fund 10,561 293 1,421 9,548
Small-MidCap Dividend Income Fund 8,809 103 2,840 6,068
Spectrum Preferred and Capital Securities Income Fund 14,984 491 1,566 14,076
$ 585,148 $ 125,455 $ 171,590 $ 570,163
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7,593 $ — $ (5,723)
Bond Market Index Fund — (111) — 1,415
Core Fixed Income Fund 1,604 (3,191) — 4,794
Diversified International Fund — 4,271 295 (2,812)
Diversified Real Asset Fund 188 (159) — 1,092
Equity Income Account — 4,787 — (1,767)
Finisterre Emerging Markets Total Return Bond Fund 319 (467) — 900
Global Emerging Markets Fund — (28) — 1,995
Government & High Quality Bond Account — (61) — 351
High Yield Fund 631 (27) — 224
Inflation Protection Fund — (216) — 823
International Equity Index Fund — 27 — 480
International Small Company Fund — 93 — 1,009
LargeCap Growth Fund I — (325) — 2,023
LargeCap S&P 500 Index Fund — 265 — 432
LargeCap Value Fund III — 7 — 946
MidCap Account — 887 — (79)
Overseas Fund — 340 — 3,449
Principal Capital Appreciation Fund — 283 — 1,957
Principal Global Listed Infrastructure Fund — — — 17
Principal Government Money Market Fund - Class R-6 4.21% 80 — — —
Principal International Equity ETF — 64 — 1,591
Principal U.S. Mega-Cap ETF 140 1,282 — 2,067
Principal U.S. Small-Cap ETF 30 1,531 — (1,064)
Principal Value ETF 26 (215) — 13
Real Estate Securities Account — 10 — 99
Short-Term Income Fund 192 (14) — 129
Small-MidCap Dividend Income Fund 55 203 — (207)
Spectrum Preferred and Capital Securities Income Fund 366 (160) — 327
$ 3,631 $ 16,669 $ 295 $ 14,481
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,470,045 $ 1,470
Principal Exchange-Traded Funds - 13 .55%
Principal International Equity ETF
(a)
136,241 3,976
Principal U.S. Mega-Cap ETF
(a)
247,030 15,454
Principal U.S. Small-Cap ETF
(a)
23,200 1,236
Principal Value ETF
(a)
17,000 843
$ 21,509
Principal Funds, Inc. Class R-6 - 41 .85%
Blue Chip Fund
(a)
86,267 4,312
Core Fixed Income Fund
(a)
4,229,730 36,460
Diversified Real Asset Fund
(a)
251,307 2,968
Global Emerging Markets Fund
(a)
77,474 2,344
High Yield Fund
(a)
1,276,094 8,614
International Equity Index Fund
(a)
59,820 791
International Small Company Fund
(a)
79,365 958
LargeCap Growth Fund I
(a)
108,960 1,937
Small-MidCap Dividend Income Fund
(a)
135,634 2,535
Spectrum Preferred and Capital Securities Income
Fund
(a)
593,627 5,509
$ 66,428
Principal Funds, Inc. Institutional Class - 33 .52%
Bond Market Index Fund
(a)
1,880,189 16,207
Finisterre Emerging Markets Total Return Bond
Fund
(a)
789,498 7,295
Inflation Protection Fund
(a)
804,768 6,334
LargeCap S&P 500 Index Fund
(a)
80,638 2,423
LargeCap Value Fund III
(a)
104,837 2,064
Overseas Fund
(a)
223,673 2,530
Principal Capital Appreciation Fund
(a)
133,911 11,448
Principal Global Listed Infrastructure Fund
(a)
67,650 785
Short-Term Income Fund
(a)
340,510 4,127
$ 53,213
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .17%
Equity Income Account
(a)
327,214 10,660
Government & High Quality Bond Account
(a)
415,412 3,560
MidCap Account
(a)
12,168 892
Real Estate Securities Account
(a)
55,716 1,040
$ 16,152
TOTAL INVESTMENT COMPANIES $ 158,772
Total Investments $ 158,772
Other Assets and Liabilities -  (0.02)% (35)
TOTAL NET ASSETS - 100.00% $ 158,737
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 6,845 $ 116 $ 3,037 $ 4,312
Bond Market Index Fund 14,986 2,253 1,647 16,207
Core Fixed Income Fund 45,030 1,894 11,230 36,460
Diversified International Fund 3,846 75 4,195 —
Diversified Real Asset Fund 3,633 295 1,170 2,968
Equity Income Account 9,991 2,317 2,423 10,660
Finisterre Emerging Markets Total Return Bond Fund 7,515 491 1,026 7,295
Global Emerging Markets Fund 2,402 71 504 2,344
Government & High Quality Bond Account 3,968 95 655 3,560
High Yield Fund 4,654 4,515 639 8,614
Inflation Protection Fund 6,104 675 724 6,334
International Equity Index Fund 709 60 120 791
International Small Company Fund 861 56 153 958
LargeCap Growth Fund I 2,057 63 316 1,937
LargeCap S&P 500 Index Fund 2,422 365 514 2,423
LargeCap Value Fund III 2,866 90 964 2,064
MidCap Account 2,904 117 2,238 892
Overseas Fund 2,478 44 515 2,530
Principal Capital Appreciation Fund 9,654 3,502 2,109 11,448
Principal Global Listed Infrastructure Fund — 780 — 785
Principal Government Money Market Fund - Class R-6 4.21% 1,525 2,363 2,418 1,470
Principal International Equity ETF — 4,023 361 3,976
Principal U.S. Mega-Cap ETF 12,488 3,338 1,006 15,454
Principal U.S. Small-Cap ETF 2,728 — 1,562 1,236
Principal Value ETF — 1,561 682 843
Real Estate Securities Account 1,127 36 153 1,040
Short-Term Income Fund 4,417 209 547 4,127
Small-MidCap Dividend Income Fund 2,787 136 395 2,535
Spectrum Preferred and Capital Securities Income Fund 5,408 779 745 5,509
$ 163,405 $ 30,319 $ 42,048 $ 158,772
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,984 $ — $ (1,596)
Bond Market Index Fund — (78) — 693
Core Fixed Income Fund 775 (1,366) — 2,132
Diversified International Fund — 833 55 (559)
Diversified Real Asset Fund 42 56 — 154
Equity Income Account — 1,287 — (512)
Finisterre Emerging Markets Total Return Bond Fund 221 (169) — 484
Global Emerging Markets Fund — (4) — 379
Government & High Quality Bond Account — (32) — 184
High Yield Fund 190 3 — 81
Inflation Protection Fund — (92) — 371
International Equity Index Fund — 6 — 136
International Small Company Fund — 9 — 185
LargeCap Growth Fund I — (4) — 137
LargeCap S&P 500 Index Fund — 92 — 58
LargeCap Value Fund III — 26 — 46
MidCap Account — 31 — 78
Overseas Fund — (25) — 548
Principal Capital Appreciation Fund — 181 — 220
Principal Global Listed Infrastructure Fund — — — 5
Principal Government Money Market Fund - Class R-6 4.21% 27 — — —
Principal International Equity ETF — 10 — 304
Principal U.S. Mega-Cap ETF 25 329 — 305
Principal U.S. Small-Cap ETF 5 482 — (412)
Principal Value ETF 6 (38) — 2
Real Estate Securities Account — 1 — 29
Short-Term Income Fund 80 (3) — 51
Small-MidCap Dividend Income Fund 20 (26) — 33
Spectrum Preferred and Capital Securities Income Fund 134 (70) — 137
$ 1,525 $ 3,423 $ 55 $ 3,673
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .48%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,992,799 $ 1,993
Principal Exchange-Traded Funds - 23 .23%
Principal International Equity ETF
(a)
600,356 17,522
Principal U.S. Mega-Cap ETF
(a)
1,062,311 66,458
Principal U.S. Small-Cap ETF
(a)
173,400 9,239
Principal Value ETF
(a)
55,000 2,725
$ 95,944
Principal Funds, Inc. Class R-6 - 29 .07%
Blue Chip Fund
(a)
489,498 24,465
Core Fixed Income Fund
(a)
2,970,882 25,609
Diversified Real Asset Fund
(a)
787,755 9,303
Global Emerging Markets Fund
(a)
434,161 13,138
High Yield Fund
(a)
1,154,870 7,795
International Equity Index Fund
(a)
294,432 3,892
International Small Company Fund
(a)
501,838 6,057
LargeCap Growth Fund I
(a)
1,175,167 20,895
Small-MidCap Dividend Income Fund
(a)
221,758 4,145
Spectrum Preferred and Capital Securities Income
Fund
(a)
514,942 4,779
$ 120,078
Principal Funds, Inc. Institutional Class - 34 .14%
Bond Market Index Fund
(a)
1,236,300 10,657
Finisterre Emerging Markets Total Return Bond
Fund
(a)
441,963 4,084
Inflation Protection Fund
(a)
747,061 5,879
LargeCap S&P 500 Index Fund
(a)
323,429 9,719
LargeCap Value Fund III
(a)
1,498,306 29,502
Overseas Fund
(a)
1,499,757 16,962
Principal Capital Appreciation Fund
(a)
703,678 60,157
Principal Global Listed Infrastructure Fund
(a)
350,391 4,065
$ 141,025
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .11%
Equity Income Account
(a)
1,333,464 43,444
Government & High Quality Bond Account
(a)
232,095 1,989
MidCap Account
(a)
56,085 4,110
Real Estate Securities Account
(a)
248,215 4,634
$ 54,177
TOTAL INVESTMENT COMPANIES $ 413,217
Total Investments $ 413,217
Other Assets and Liabilities -  (0.03)% (113)
TOTAL NET ASSETS - 100.00% $ 413,104
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,657 $ 56 $ 8,311 $ 24,465
Bond Market Index Fund 10,493 475 731 10,657
Core Fixed Income Fund 31,692 646 7,278 25,609
Diversified International Fund 16,144 256 17,576 —
Diversified Real Asset Fund 12,805 215 4,453 9,303
Equity Income Account 41,986 4,034 4,895 43,444
Finisterre Emerging Markets Total Return Bond Fund 4,280 159 534 4,084
Global Emerging Markets Fund 11,139 1,517 1,464 13,138
Government & High Quality Bond Account 2,086 23 205 1,989
High Yield Fund 4,118 3,923 306 7,795
Inflation Protection Fund 2,705 3,308 350 5,879
International Equity Index Fund 3,652 27 498 3,892
International Small Company Fund 5,649 40 862 6,057
LargeCap Growth Fund I 17,855 2,700 983 20,895
LargeCap S&P 500 Index Fund 9,872 99 808 9,719
LargeCap Value Fund III 29,404 243 1,179 29,502
MidCap Account 18,790 455 15,802 4,110
Overseas Fund 15,967 52 2,474 16,962
Principal Capital Appreciation Fund 51,280 8,534 1,812 60,157
Principal Global Listed Infrastructure Fund — 4,040 — 4,065
Principal Government Money Market Fund - Class R-6 4.21% 4,573 5,288 7,868 1,993
Principal International Equity ETF — 17,371 1,221 17,522
Principal U.S. Mega-Cap ETF 52,665 13,635 2,516 66,458
Principal U.S. Small-Cap ETF 15,350 — 6,557 9,239
Principal Value ETF — 6,280 3,362 2,725
Real Estate Securities Account 4,723 56 269 4,634
Small-MidCap Dividend Income Fund 5,683 86 1,617 4,145
Spectrum Preferred and Capital Securities Income Fund 4,954 168 399 4,779
$ 408,522 $ 73,686 $ 94,330 $ 413,217
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,127 $ — $ (3,064)
Bond Market Index Fund — (26) — 446
Core Fixed Income Fund 551 (1,018) — 1,567
Diversified International Fund — 3,670 239 (2,494)
Diversified Real Asset Fund 153 (18) — 754
Equity Income Account — 1,171 — 1,148
Finisterre Emerging Markets Total Return Bond Fund 130 (86) — 265
Global Emerging Markets Fund — (21) — 1,967
Government & High Quality Bond Account — (8) — 93
High Yield Fund 184 (5) — 65
Inflation Protection Fund — (31) — 247
International Equity Index Fund — 51 — 660
International Small Company Fund — 53 — 1,177
LargeCap Growth Fund I — (229) — 1,552
LargeCap S&P 500 Index Fund — 101 — 455
LargeCap Value Fund III — (26) — 1,060
MidCap Account — 743 — (76)
Overseas Fund — (221) — 3,638
Principal Capital Appreciation Fund — 9 — 2,146
Principal Global Listed Infrastructure Fund — — — 25
Principal Government Money Market Fund - Class R-6 4.21% 60 — — —
Principal International Equity ETF — 33 — 1,339
Principal U.S. Mega-Cap ETF 111 905 — 1,769
Principal U.S. Small-Cap ETF 29 1,129 — (683)
Principal Value ETF 22 (190) — (3)
Real Estate Securities Account — 1 — 123
Small-MidCap Dividend Income Fund 38 (44) — 37
Spectrum Preferred and Capital Securities Income Fund 122 (41) — 97
$ 1,400 $ 11,029 $ 239 $ 14,310
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .97%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,158,296 $ 1,158
Principal Exchange-Traded Funds - 12 .88%
Principal Active High Yield ETF
(a)
121,116 2,346
Principal International Equity ETF
(a)
100,630 2,937
Principal U.S. Mega-Cap ETF
(a)
140,407 8,784
Principal U.S. Small-Cap ETF
(a)
12,000 639
Principal Value ETF
(a)
12,000 595
$ 15,301
Principal Funds, Inc. Class R-6 - 41 .09%
Core Fixed Income Fund
(a)
4,176,971 36,005
Diversified Real Asset Fund
(a)
89,721 1,060
Global Emerging Markets Fund
(a)
19,531 591
High Yield Fund
(a)
717,377 4,842
LargeCap Growth Fund I
(a)
34,332 610
Small-MidCap Dividend Income Fund
(a)
64,161 1,199
Spectrum Preferred and Capital Securities Income
Fund
(a)
484,952 4,500
$ 48,807
Principal Funds, Inc. Institutional Class - 35 .28%
Bond Market Index Fund
(a)
1,707,273 14,717
Finisterre Emerging Markets Total Return Bond
Fund
(a)
745,409 6,888
Inflation Protection Fund
(a)
886,757 6,979
LargeCap S&P 500 Index Fund
(a)
41,868 1,258
LargeCap Value Fund III
(a)
104,233 2,052
Overseas Fund
(a)
88,510 1,001
Principal Capital Appreciation Fund
(a)
56,870 4,862
Short-Term Income Fund
(a)
342,332 4,149
$ 41,906
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .80%
Equity Income Account
(a)
143,842 4,687
Government & High Quality Bond Account
(a)
610,235 5,230
MidCap Account
(a)
15,383 1,127
Real Estate Securities Account
(a)
32,311 603
$ 11,647
TOTAL INVESTMENT COMPANIES $ 118,819
Total Investments $ 118,819
Other Assets and Liabilities -  (0.02)% (26)
TOTAL NET ASSETS - 100.00% $ 118,793
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 15,939 $ 351 $ 2,166 $ 14,717
Core Fixed Income Fund 43,753 1,161 9,661 36,005
Diversified International Fund 3,041 51 3,309 —
Diversified Real Asset Fund 1,220 100 324 1,060
Equity Income Account 3,952 1,532 1,146 4,687
Finisterre Emerging Markets Total Return Bond Fund 7,245 325 983 6,888
Global Emerging Markets Fund — 630 94 591
Government & High Quality Bond Account 5,623 185 800 5,230
High Yield Fund 1,376 3,949 531 4,842
Inflation Protection Fund 7,498 115 952 6,979
LargeCap Growth Fund I 1,268 21 745 610
LargeCap S&P 500 Index Fund 1,322 37 174 1,258
LargeCap Value Fund III 2,761 33 818 2,052
MidCap Account 1,297 29 266 1,127
Overseas Fund 1,147 19 396 1,001
Principal Active High Yield ETF 2,323 — — 2,346
Principal Capital Appreciation Fund 5,034 855 1,212 4,862
Principal Government Money Market Fund - Class R-6 4.21% 1,222 959 1,023 1,158
Principal International Equity ETF — 3,171 472 2,937
Principal U.S. Mega-Cap ETF 8,789 724 1,133 8,784
Principal U.S. Small-Cap ETF 769 — 162 639
Principal Value ETF — 618 — 595
Real Estate Securities Account 658 25 98 603
Short-Term Income Fund 4,638 193 731 4,149
Small-MidCap Dividend Income Fund 2,218 57 1,076 1,199
Spectrum Preferred and Capital Securities Income Fund 4,178 943 675 4,500
$ 127,271 $ 16,083 $ 28,947 $ 118,819
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ (88) $ — $ 681
Core Fixed Income Fund 747 (1,172) — 1,924
Diversified International Fund — 361 44 (144)
Diversified Real Asset Fund 12 28 — 36
Equity Income Account — 571 — (222)
Finisterre Emerging Markets Total Return Bond Fund 213 (152) — 453
Global Emerging Markets Fund — 1 — 54
Government & High Quality Bond Account — (38) — 260
High Yield Fund 86 14 — 34
Inflation Protection Fund — (124) — 442
LargeCap Growth Fund I — 67 — (1)
LargeCap S&P 500 Index Fund — 29 — 44
LargeCap Value Fund III — (14) — 90
MidCap Account — — — 67
Overseas Fund — (22) — 253
Principal Active High Yield ETF 70 — — 23
Principal Capital Appreciation Fund — 236 — (51)
Principal Government Money Market Fund - Class R-6 4.21% 21 — — —
Principal International Equity ETF — 13 — 225
Principal U.S. Mega-Cap ETF 17 371 — 33
Principal U.S. Small-Cap ETF 1 19 — 13
Principal Value ETF 2 — — (23)
Real Estate Securities Account — — — 18
Short-Term Income Fund 82 (5) — 54
Small-MidCap Dividend Income Fund 12 120 — (120)
Spectrum Preferred and Capital Securities Income Fund 104 (45) — 99
$ 1,367 $ 170 $ 44 $ 4,242
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .38%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,767,937 $ 1,768
Principal Exchange-Traded Funds - 26 .61%
Principal International Equity ETF
(a)
1,007,722 29,411
Principal U.S. Mega-Cap ETF
(a)
1,127,000 70,504
Principal U.S. Small-Cap ETF
(a)
219,100 11,674
Principal Value ETF
(a)
238,000 11,794
$ 123,383
Principal Funds, Inc. Class R-6 - 23 .64%
Blue Chip Fund
(a)
512,177 25,599
Diversified Real Asset Fund
(a)
940,419 11,106
Global Emerging Markets Fund
(a)
634,842 19,210
International Equity Index Fund
(a)
388,791 5,140
International Small Company Fund
(a)
891,712 10,763
LargeCap Growth Fund I
(a)
1,817,942 32,323
Small-MidCap Dividend Income Fund
(a)
293,586 5,487
$ 109,628
Principal Funds, Inc. Institutional Class - 33 .24%
Inflation Protection Fund
(a)
261,169 2,056
LargeCap S&P 500 Index Fund
(a)
453,474 13,627
LargeCap Value Fund III
(a)
2,075,783 40,872
Overseas Fund
(a)
2,051,287 23,200
Principal Capital Appreciation Fund
(a)
817,101 69,854
Principal Global Listed Infrastructure Fund
(a)
390,287 4,527
$ 154,136
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .16%
Equity Income Account
(a)
1,547,578 50,420
MidCap Account
(a)
278,131 20,382
Real Estate Securities Account
(a)
219,719 4,102
$ 74,904
TOTAL INVESTMENT COMPANIES $ 463,819
Total Investments $ 463,819
Other Assets and Liabilities -  (0.03)% (127)
TOTAL NET ASSETS - 100.00% $ 463,692
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 38,705 $ 310 $ 15,618 $ 25,599
Bond Market Index Fund — 3,397 3,435 —
Diversified International Fund 24,772 792 27,379 —
Diversified Real Asset Fund 14,910 325 4,987 11,106
Equity Income Account 55,040 1,448 8,973 50,420
Global Emerging Markets Fund 15,789 2,707 2,062 19,210
Inflation Protection Fund — 2,348 357 2,056
International Equity Index Fund 5,379 108 1,323 5,140
International Small Company Fund 10,321 306 2,100 10,763
LargeCap Growth Fund I 23,707 7,724 1,063 32,323
LargeCap S&P 500 Index Fund 13,668 198 1,010 13,627
LargeCap Value Fund III 40,715 685 1,943 40,872
MidCap Account 23,354 341 4,556 20,382
Overseas Fund 22,763 227 4,584 23,200
Principal Capital Appreciation Fund 67,368 3,378 3,457 69,854
Principal Global Listed Infrastructure Fund — 4,500 — 4,527
Principal Government Money Market Fund - Class R-6 4.21% 3,194 8,588 10,014 1,768
Principal International Equity ETF — 27,168 — 29,411
Principal U.S. Mega-Cap ETF 62,852 6,099 1,346 70,504
Principal U.S. Small-Cap ETF 18,667 — 7,507 11,674
Principal Value ETF — 12,013 — 11,794
Real Estate Securities Account 3,892 221 118 4,102
Small-MidCap Dividend Income Fund 5,696 180 391 5,487
$ 450,792 $ 83,063 $ 102,223 $ 463,819
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7,434 $ — $ (5,232)
Bond Market Index Fund — 38 — —
Diversified International Fund — 4,732 373 (2,917)
Diversified Real Asset Fund 175 (394) — 1,252
Equity Income Account — 1,359 — 1,546
Global Emerging Markets Fund — (70) — 2,846
Inflation Protection Fund — 5 — 60
International Equity Index Fund — 100 — 876
International Small Company Fund — (153) — 2,389
LargeCap Growth Fund I — (31) — 1,986
LargeCap S&P 500 Index Fund — 100 — 671
LargeCap Value Fund III — (69) — 1,484
MidCap Account — 28 — 1,215
Overseas Fund — (422) — 5,216
Principal Capital Appreciation Fund — (71) — 2,636
Principal Global Listed Infrastructure Fund — — — 27
Principal Government Money Market Fund - Class R-6 4.21% 55 — — —
Principal International Equity ETF — — — 2,243
Principal U.S. Mega-Cap ETF 138 62 — 2,837
Principal U.S. Small-Cap ETF 38 1,257 — (743)
Principal Value ETF 43 — — (219)
Real Estate Securities Account — (6) — 113
Small-MidCap Dividend Income Fund 43 (36) — 38
$ 492 $ 13,863 $ 373 $ 18,324
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .24 % Shares Held Value (000's)
Money Market Funds - 4 .24%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,107,149 $ 1,107
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
4,445,401 4,445
$ 5,552
TOTAL INVESTMENT COMPANIES $ 5,552
BONDS - 88 .41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .49%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 410
Lockheed Martin Corp
4.50%, 02/15/2029 650 656
Northrop Grumman Corp
4.60%, 02/01/2029 500 506
RTX Corp
5.75%, 11/08/2026 375 382
$ 1,954
Agriculture - 0 .72%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 200 199
4.10%, 01/07/2028 250 248
4.20%, 09/17/2029 500 495
$ 942
Airlines - 0 .71%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
453 453
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 396
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
88 88
$ 937
Automobile Asset Backed Securities - 4 .20%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 72 72
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 85 85
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
250 250
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
221 221
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
252 253
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
177 177
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
32 33
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
173 173
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
116 116
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
161 161
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 470
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 33 33
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 258 259
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 269 269
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 586 585
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 357 357
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
$ 172 $ 172
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
168 168
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 96 96
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 408
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 150 150
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
64 64
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
231 231
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
350 350
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
100 100
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 248 248
$ 5,501
Banks - 17 .48%
Bank of America Corp
1.20%, 10/24/2026
(e)
400 396
Secured Overnight Financing Rate + 1.01%
4.98%, 01/24/2029
(e)
350 355
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 359
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 515
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 588
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
300 302
Secured Overnight Financing Rate + 0.68%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 296
4.40%, 09/08/2028
(e)
400 401
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 485
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
5.09%, 05/09/2031
(d),(e)
400 404
Secured Overnight Financing Rate + 1.68%
5.13%, 01/13/2029
(d),(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 306
5.99%, 10/03/2028 160 168
Citibank NA
4.88%, 11/19/2027
(e)
250 252
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
900 882
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 398
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 408
Secured Overnight Financing Rate + 1.36%

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 $ 200 $ 207
6.82%, 11/20/2029
(e)
400 427
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 101
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 486
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 501
Secured Overnight Financing Rate + 1.73%
5.20%, 12/09/2026 320 320
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
500 512
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
250 256
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
400 416
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 686
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
700 691
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 351
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 201
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 253
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 311
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 619
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e),(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
550 537
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 291
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 301
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
250 251
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 459
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 307
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
125 128
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 312
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
400 406
Secured Overnight Financing Rate + 0.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.96%, 08/15/2030
(e)
$ 400 $ 405
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.69%, 11/15/2028 400 403
Secured Overnight Financing Rate + 1.30%
PNC Bank NA
4.54%, 05/13/2027
(e)
250 250
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
250 253
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
250 257
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026
(g)
600 588
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
500 509
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
200 204
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d),(g)
400 410
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 589
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 340
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
300 324
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 738
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
150 153
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 180
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 251
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.24%, 01/24/2031
(e)
175 180
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 1.07%
$ 22,894
Biotechnology - 0 .47%
Amgen Inc
5.15%, 03/02/2028 400 409
Gilead Sciences Inc
4.80%, 11/15/2029 200 204
$ 613
Building Materials - 0 .23%
Vulcan Materials Co
4.95%, 12/01/2029 300 306
Chemicals - 0 .20%
Westlake Corp
3.60%, 08/15/2026 268 265
Commercial Mortgage Backed Securities - 8 .94%
ALA Trust 2025-OANA
6.04%, 06/15/2040
(d)
200 201
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(h)
450 442

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
ARES Trust 2025-IND3
5.81%, 04/15/2042
(d)
$ 300 $ 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.80%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.85%, 06/15/2037
(d)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.28%, 11/15/2038
(d)
343 343
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-VOLT
5.13%, 09/15/2036
(d)
969 966
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
6.00%, 08/15/2039
(d)
485 487
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.60%, 12/15/2039
(d)
188 188
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
5.06%, 10/15/2026
(d)
303 303
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.93%, 10/15/2036
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.46%, 02/15/2035
(d)
350 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.71%, 06/15/2035
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
ELP Commercial Mortgage Trust 2021-ELP
5.13%, 11/15/2038
(d)
749 748
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.47%, 09/10/2038
(d),(h)
460 457
GSAT Trust 2025-BMF
0.00%, 07/15/2030
(d),(f),(i)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.48%, 04/15/2038
(d)
658 658
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.61%, 03/15/2042
(d)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.75%, 10/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-BOLT
5.90%, 06/15/2039
(d)
$ 500 $ 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.61%, 05/15/2039
(d)
800 775
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.90%, 05/15/2041
(d)
500 498
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.23%, 04/15/2038
(d)
123 123
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.13%, 07/15/2038
(d)
650 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.13%, 01/15/2039
(d)
254 254
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(h)
200 199
SREIT Trust 2021-MFP
5.16%, 11/15/2038
(d)
503 503
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.60%, 04/15/2042
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(h)
500 501
$ 11,704
Computers - 1 .19%
Apple Inc
4.00%, 05/12/2028 300 301
Dell International LLC / EMC Corp
4.75%, 04/01/2028 100 101
5.00%, 04/01/2030 150 152
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 601
4.55%, 10/15/2029 400 398
$ 1,553
Diversified Financial Services - 0 .28%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 350 361
Electric - 7 .45%
AES Corp/The
1.38%, 01/15/2026 600 589
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 145
5.95%, 03/30/2029
(d)
500 525
Consumers Energy Co
4.90%, 02/15/2029 375 383
Dominion Energy Inc
4.60%, 05/15/2028 350 352
DTE Energy Co
3.40%, 06/15/2029 200 192
Duke Energy Corp
0.90%, 09/15/2025 500 496
Evergy Kansas Central Inc
4.70%, 03/13/2028 100 101

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
5.15%, 03/15/2029 $ 320 $ 328
Fortis Inc/Canada
3.06%, 10/04/2026 656 644
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 169
4.90%, 03/15/2029 300 305
5.75%, 09/01/2025 800 801
OGE Energy Corp
5.45%, 05/15/2029 400 414
PacifiCorp
5.10%, 02/15/2029 450 459
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 697
4.90%, 03/15/2030 100 102
5.20%, 04/01/2029 300 308
5.88%, 10/15/2028 350 366
Southern Co/The
5.50%, 03/15/2029 500 521
Southwestern Electric Power Co
1.65%, 03/15/2026 600 588
Tampa Electric Co
4.90%, 03/01/2029 110 112
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 790
Wisconsin Public Service Corp
4.55%, 12/01/2029 125 127
Xcel Energy Inc
1.75%, 03/15/2027 250 239
$ 9,753
Environmental Control - 0 .23%
Republic Services Inc
4.75%, 07/15/2030 300 306
Food - 0 .63%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 310 316
Mars Inc
4.60%, 03/01/2028
(d)
200 202
4.80%, 03/01/2030
(d)
300 304
$ 822
Forest Products & Paper - 0 .30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 397
Gas - 0 .65%
NiSource Inc
0.95%, 08/15/2025 700 697
5.25%, 03/30/2028 150 153
$ 850
Healthcare - Products - 0 .39%
Solventum Corp
5.40%, 03/01/2029 500 515
Healthcare - Services - 1 .37%
Centene Corp
4.25%, 12/15/2027 750 739
Cigna Group/The
1.25%, 03/15/2026 208 203
HCA Inc
5.25%, 06/15/2026 700 701
5.88%, 02/01/2029 150 156
$ 1,799
Home Equity Asset Backed Securities - 1 .24%
JP Morgan Mortgage Trust 2023-HE1
6.05%, 11/25/2053
(d)
60 61
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2023-HE2
6.00%, 03/20/2054
(d)
$ 317 $ 318
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.90%, 05/20/2054
(d)
201 202
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.50%, 02/25/2055
(d)
420 419
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(h)
275 276
JP Morgan Mortgage Trust Series 2025-HE1
5.45%, 07/20/2055
(d)
345 344
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 1,620
Insurance - 2 .54%
Aon North America Inc
5.15%, 03/01/2029 700 717
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 152
Brown & Brown Inc
4.90%, 06/23/2030 100 101
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
300 295
Markel Group Inc
3.50%, 11/01/2027 209 205
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 202
4.60%, 06/03/2030
(d)
350 353
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 491
4.96%, 01/13/2030
(d)
300 306
5.07%, 03/25/2027
(d)
500 508
$ 3,330
Internet - 0 .37%
eBay Inc
1.40%, 05/10/2026 500 487
Machinery - Diversified - 0 .23%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 203
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 100 102
$ 305
Media - 0 .45%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 68 68
6.10%, 06/01/2029 500 523
$ 591
Mining - 0 .27%
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 249
5.19%, 04/01/2030
(d)
100 102
$ 351
Mortgage Backed Securities - 4 .75%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(h)
236 236
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(h)
309 312
CHL Mortgage Pass-Through Trust 2003-46
6.53%, 01/19/2034
(h)
8 7

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(h)
$ 94 $ 83
JP Morgan Mortgage Trust 2004-A3
6.51%, 07/25/2034
(h)
3 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(h)
243 223
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(h)
233 233
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(h)
799 807
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(h)
436 438
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(h)
267 268
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(h)
123 112
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(h)
217 218
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(h)
343 304
PHH Mortgage Trust Series 2008-CIM1
6.69%, 06/25/2038 27 25
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(h)
640 574
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(h)
120 111
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(h)
336 298
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(h)
474 420
Sequoia Mortgage Trust 2024-1
5.92%, 01/25/2054
(d),(h)
341 341
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(h)
119 119
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(h)
771 778
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(h)
4 4
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(h)
202 171
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(h)
77 71
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(h)
56 51
$ 6,216
Office & Business Equipment - 0 .30%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 390
Oil & Gas - 1 .21%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
165 167
Chevron USA Inc
0.69%, 08/12/2025 200 199
Diamondback Energy Inc
5.15%, 01/30/2030 350 358
5.20%, 04/18/2027 400 405
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EOG Resources Inc
4.40%, 07/15/2028
(f)
$ 150 $ 151
Occidental Petroleum Corp
5.20%, 08/01/2029 300 301
$ 1,581
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 203
5.00%, 11/15/2029
(d)
200 205
$ 408
Other Asset Backed Securities - 12 .14%
1988 CLO 2 Ltd
5.49%, 04/15/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.55%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.80%, 07/20/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
5.53%, 04/20/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
AMMC CLO 15 Ltd
5.64%, 01/15/2032
(d)
26 26
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
5.25%, 10/22/2032
(d)
445 444
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
178 179
Cerberus Loan Funding XXIV LP
5.61%, 07/15/2030
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,588
1.69%, 07/15/2060
(d)
450 445
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 78 78
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
138 138
Dewolf Park CLO Ltd
5.44%, 10/15/2030
(d)
380 380
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
24 24
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
300 301
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
209 210
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
59 59
Empower CLO 2025-1 Ltd
5.64%, 07/20/2038
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
249 249

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR CLO 18 Ltd
5.47%, 07/18/2030
(d)
$ 140 $ 140
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
76 76
Lake Shore MM CLO II Ltd
5.68%, 10/17/2031
(d)
508 508
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.47%, 10/21/2030
(d)
552 552
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Magnetite XLVII Ltd
5.80%, 01/25/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
6.01%, 10/15/2036
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.46%, 04/15/2032
(d)
802 803
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
20 19
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
287 294
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
413 412
New Mountain CLO 6 Ltd
5.66%, 10/15/2037
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.48%, 03/31/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.78%, 07/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.82%, 04/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.31%, 04/15/2030
(d)
82 82
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
PFS Financing Corp
4.85%, 02/15/2030
(d)
450 456
4.95%, 02/15/2029
(d)
650 656
5.52%, 10/15/2028
(d)
200 203
Signal Peak CLO 11 Ltd
5.72%, 07/18/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
TCI-Flatiron CLO 2016-1 Ltd
5.38%, 01/17/2032
(d)
69 69
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
385 386
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 759
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
4.17%, 08/20/2030 $ 250 $ 250
4.35%, 08/20/2032
(d)
250 251
4.49%, 01/22/2029 700 700
4.62%, 11/20/2030 300 304
5.16%, 06/20/2029 600 605
Voya 2012-4 Ltd
5.52%, 10/15/2030
(d)
151 151
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 15,903
Packaging & Containers - 0 .65%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 438
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 400 408
$ 846
Pharmaceuticals - 1 .75%
AbbVie Inc
4.80%, 03/15/2029 500 510
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 409
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 512
Eli Lilly & Co
4.50%, 02/09/2029 500 507
4.55%, 02/12/2028 250 253
4.75%, 02/12/2030 100 103
$ 2,294
Pipelines - 3 .29%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 546
6.06%, 08/15/2026
(d)
150 152
Enbridge Inc
5.30%, 04/05/2029 150 154
5.90%, 11/15/2026 525 534
Energy Transfer LP
4.40%, 03/15/2027 250 250
5.55%, 02/15/2028 300 309
Kinder Morgan Inc
5.00%, 02/01/2029 500 508
5.10%, 08/01/2029 200 204
ONEOK Inc
4.25%, 09/24/2027 500 499
4.40%, 10/15/2029 300 298
5.55%, 11/01/2026 300 304
Williams Cos Inc/The
4.63%, 06/30/2030 250 250
5.40%, 03/02/2026 300 302
$ 4,310
REITs - 2 .83%
American Homes 4 Rent LP
4.95%, 06/15/2030 192 194
American Tower Corp
5.00%, 01/31/2030 200 204
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 264
5.49%, 03/15/2053
(d)
500 508
Crown Castle Inc
1.35%, 07/15/2025 250 250
CubeSmart LP
4.00%, 11/15/2025 65 65
Omega Healthcare Investors Inc
5.20%, 07/01/2030 200 201
Public Storage Operating Co
4.38%, 07/01/2030 250 249
5.13%, 04/16/2027 450 452
Secured Overnight Financing Rate + 0.70%

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(d)
$ 500 $ 480
1.88%, 07/15/2050
(d)
125 123
2.33%, 07/15/2052
(d)
653 617
Welltower OP LLC
4.50%, 07/01/2030 100 100
$ 3,707
Semiconductors - 1 .38%
Advanced Micro Devices Inc
4.21%, 09/24/2026 200 201
4.32%, 03/24/2028 200 202
Broadcom Inc
5.05%, 07/12/2029 350 358
Marvell Technology Inc
4.75%, 07/15/2030 100 101
Micron Technology Inc
6.75%, 11/01/2029 400 432
Texas Instruments Inc
4.60%, 02/08/2029
(g)
500 508
$ 1,802
Software - 1 .58%
Oracle Corp
4.20%, 09/27/2029 400 397
4.80%, 08/03/2028 350 356
Roper Technologies Inc
1.00%, 09/15/2025 300 298
4.50%, 10/15/2029 300 300
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 508
5.40%, 06/12/2029 200 206
$ 2,065
Student Loan Asset Backed Securities - 4 .34%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
45 44
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
50 48
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
97 89
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
188 168
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
189 164
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
237 208
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
105 97
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
480 487
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
1 1
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
100 101
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
7 7
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
42 41
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
74 71
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
77 72
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
88 82
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
51 47
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
65 60
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
505 459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
$ 89 $ 80
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
239 213
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
261 231
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
153 140
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
178 181
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
298 302
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
341 321
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
109 102
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
215 202
SLM Private Credit Student Loan Trust 2004-A
4.98%, 06/15/2033 14 14
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.87%, 06/15/2039 253 246
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.78%, 12/15/2039 99 96
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
226 204
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
216 203
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
388 362
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
277 259
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
280 278
$ 5,680
Telecommunications - 1 .55%
AT&T Inc
1.70%, 03/25/2026 400 392
4.70%, 08/15/2030 200 202
Cisco Systems Inc
4.75%, 02/24/2030 350 358
4.85%, 02/26/2029 500 512
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
290 285
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
275 277
$ 2,026
Transportation - 0 .30%
Ryder System Inc
1.75%, 09/01/2026 400 388
TOTAL BONDS $ 115,772
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7 .42%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.86%, 09/01/2035 $ 3 $ 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%

Schedule of Investments
Short-Term Income Account
June 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .01%
6.18%, 04/01/2033 $ 6 $ 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
6.48%, 02/01/2037 5 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.52%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
7.18%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 17
U.S. Treasury - 7 .41%
3.25%, 06/30/2029 1,650 1,620
4.00%, 01/15/2027 2,100 2,105
4.50%, 07/15/2026 3,400 3,418
5.00%, 09/30/2025 2,550 2,554
$ 9,697
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,717
Total Investments $ 131,041
Other Assets and Liabilities -  (0.07)% (90)
TOTAL NET ASSETS - 100.00% $ 130,951
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,107 or
0.85% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,597 or 42.46% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,072 or 0.82% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 8,662 $ 38,705 $ 42,922 $ 4,445
$ 8,662 $ 38,705 $ 42,922 $ 4,445
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 75 $ — $ — $ —
$ 75 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2025 Long 57 $ 6,213 $ 58
Total $ 58
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .29 % Shares Held Value (000's)
Money Market Funds - 1 .29%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
925,960 $ 926
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
1,182,431 1,182
$ 2,108
TOTAL INVESTMENT COMPANIES $ 2,108
COMMON STOCKS - 99 .67 % Shares Held Value (000's)
Aerospace & Defense - 1 .89%
AAR Corp
(d)
18,000 $ 1,238
Curtiss-Wright Corp 3,800 1,857
$ 3,095
Agriculture - 1 .59%
Darling Ingredients Inc
(d)
32,200 1,222
Vital Farms Inc
(d)
35,800 1,379
$ 2,601
Apparel - 0 .65%
PVH Corp 15,500 1,063
Automobile Parts & Equipment - 0 .56%
Visteon Corp
(d)
9,800 914
Banks - 10 .45%
Ameris Bancorp 26,200 1,695
First Horizon Corp 109,300 2,317
First Merchants Corp 22,400 858
FNB Corp/PA 125,658 1,832
Independent Bank Corp/MI 17,700 574
National Bank Holdings Corp 16,100 606
Pinnacle Financial Partners Inc 18,100 1,998
Popular Inc 25,900 2,854
UMB Financial Corp 25,100 2,639
Webster Financial Corp 14,607 798
Wintrust Financial Corp 7,200 893
$ 17,064
Biotechnology - 8 .66%
Akero Therapeutics Inc
(d)
14,456 771
Axsome Therapeutics Inc
(d)
13,200 1,378
Bicycle Therapeutics PLC ADR
(d)
26,800 186
Bridgebio Pharma Inc
(d)
35,700 1,542
Cytokinetics Inc
(d)
34,100 1,127
Denali Therapeutics Inc
(d)
39,000 546
Immunocore Holdings PLC ADR
(d)
16,300 512
Immunome Inc
(d)
13,781 128
Insmed Inc
(d)
45,100 4,538
Iovance Biotherapeutics Inc
(d),(e)
179,300 308
SpringWorks Therapeutics Inc
(d)
41,200 1,936
Structure Therapeutics Inc ADR
(d),(e)
31,500 653
Viking Therapeutics Inc
(d),(e)
19,400 514
$ 14,139
Building Materials - 3 .80%
Eagle Materials Inc 3,657 739
Louisiana-Pacific Corp 9,400 809
Modine Manufacturing Co
(d)
23,800 2,344
SPX Technologies Inc
(d)
6,500 1,090
Trex Co Inc
(d)
22,400 1,218
$ 6,200
Commercial Services - 3 .60%
ABM Industries Inc 36,500 1,723
Huron Consulting Group Inc
(d)
9,100 1,252
Remitly Global Inc
(d)
20,200 379
Stride Inc
(d)
17,400 2,526
$ 5,880
Computers - 2 .60%
Parsons Corp
(d)
22,100 1,586
SailPoint Inc
(d),(e)
18,500 423
Varonis Systems Inc
(d)
44,000 2,233
$ 4,242
Distribution & Wholesale - 1 .25%
WESCO International Inc 11,000 2,037
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .32%
Janus Henderson Group PLC 47,800 $ 1,856
Jefferson Capital Inc
(d)
28,117 519
Lazard Inc 48,200 2,313
Marex Group PLC 20,292 801
OneMain Holdings Inc 20,900 1,191
Stifel Financial Corp 19,300 2,003
$ 8,683
Electric - 0 .55%
Portland General Electric Co 22,102 898
Electrical Components & Equipment - 0 .72%
EnerSys 13,709 1,176
Electronics - 2 .41%
Advanced Energy Industries Inc 15,500 2,054
TD SYNNEX Corp 13,832 1,877
$ 3,931
Engineering & Construction - 4 .32%
Dycom Industries Inc
(d)
12,600 3,079
MYR Group Inc
(d)
8,600 1,560
Sterling Infrastructure Inc
(d)
9,500 2,192
TopBuild Corp
(d)
700 227
$ 7,058
Entertainment - 2 .49%
Caesars Entertainment Inc
(d)
25,600 727
TKO Group Holdings Inc 18,400 3,348
$ 4,075
Food - 1 .50%
Performance Food Group Co
(d)
28,000 2,449
Gas - 1 .57%
Southwest Gas Holdings Inc 34,390 2,558
Healthcare - Products - 3 .29%
Castle Biosciences Inc
(d)
62,358 1,273
Exact Sciences Corp
(d)
25,900 1,376
Natera Inc
(d)
16,099 2,720
$ 5,369
Healthcare - Services - 3 .25%
Addus HomeCare Corp
(d)
12,500 1,440
LifeStance Health Group Inc
(d)
108,500 561
Privia Health Group Inc
(d)
67,700 1,557
RadNet Inc
(d)
30,800 1,753
$ 5,311
Home Builders - 1 .64%
Taylor Morrison Home Corp
(d)
43,500 2,672
Insurance - 3 .76%
Abacus Global Management Inc
(d)
24,462 126
Axis Capital Holdings Ltd 7,900 820
CNO Financial Group Inc 40,871 1,577
Essent Group Ltd 23,000 1,397
Lincoln National Corp 64,200 2,221
$ 6,141
Internet - 0 .01%
Lulu's Fashion Lounge Holdings Inc
(d)
30,928 9
Iron & Steel - 1 .14%
Commercial Metals Co 38,100 1,864
Leisure Products & Services - 1 .72%
Life Time Group Holdings Inc
(d)
77,100 2,339
Lindblad Expeditions Holdings Inc
(d)
40,900 477
$ 2,816
Machinery - Diversified - 5 .54%
Chart Industries Inc
(d)
18,500 3,046
Mueller Water Products Inc - Class A 87,000 2,092
Regal Rexnord Corp 13,800 2,000
Zurn Elkay Water Solutions Corp 52,400 1,916
$ 9,054
Miscellaneous Manufacturers - 0 .60%
Fabrinet
(d)
3,340 984

Schedule of Investments
SmallCap Account
June 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 1 .95%
Chord Energy Corp 11,200 $ 1,085
Civitas Resources Inc 27,700 762
Gulfport Energy Corp
(d)
3,600 724
Patterson-UTI Energy Inc 102,700 609
$ 3,180
Oil & Gas Services - 0 .87%
ChampionX Corp 46,500 1,155
Helix Energy Solutions Group Inc
(d)
41,800 261
$ 1,416
Packaging & Containers - 0 .95%
Graphic Packaging Holding Co 73,700 1,553
Pharmaceuticals - 1 .88%
AdaptHealth Corp
(d)
60,500 570
BellRing Brands Inc
(d)
13,500 782
Collegium Pharmaceutical Inc
(d)
44,400 1,313
Dexcom Inc
(d)
4,600 402
$ 3,067
Real Estate - 0 .67%
Newmark Group Inc 89,600 1,089
REITs - 4 .73%
Agree Realty Corp 34,500 2,520
American Healthcare REIT Inc 19,600 720
Cousins Properties Inc 47,400 1,423
First Industrial Realty Trust Inc 33,900 1,632
Ladder Capital Corp 55,800 600
Rexford Industrial Realty Inc 23,500 836
$ 7,731
Retail - 1 .73%
American Eagle Outfitters Inc 38,500 370
BJ's Wholesale Club Holdings Inc
(d)
18,000 1,941
Caleres Inc 42,700 522
$ 2,833
Semiconductors - 2 .80%
Allegro MicroSystems Inc
(d)
47,700 1,631
Entegris Inc 12,100 976
SiTime Corp
(d)
9,200 1,960
$ 4,567
Software - 6 .22%
Agilysys Inc
(d)
9,600 1,100
Clearwater Analytics Holdings Inc
(d)
42,900 941
DigitalOcean Holdings Inc
(d)
26,400 754
Jamf Holding Corp
(d)
33,500 319
JFrog Ltd
(d)
39,800 1,746
Manhattan Associates Inc
(d)
4,400 869
Progress Software Corp 18,400 1,175
ServiceTitan Inc
(d)
15,200 1,629
Sophia Genetics SA
(d)
58,400 181
Sprout Social Inc
(d)
31,837 666
Vertex Inc
(d)
21,791 770
$ 10,150
Telecommunications - 1 .32%
Credo Technology Group Holding Ltd
(d)
23,375 2,164
Transportation - 1 .23%
Teekay Tankers Ltd 25,900 1,081
World Kinect Corp 32,600 924
$ 2,005
Water - 0 .44%
American States Water Co 9,400 721
TOTAL COMMON STOCKS $ 162,759
Total Investments $ 164,867
Other Assets and Liabilities -  (0.96)% (1,568)
TOTAL NET ASSETS - 100.00% $ 163,299
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $926 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $905 or 0.55% of net assets.

Schedule of Investments
SmallCap Account
June 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 494 $ 24,352 $ 23,664 $ 1,182
$ 494 $ 24,352 $ 23,664 $ 1,182
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 28 $ — $ — $ —
$ 28 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer April Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 91 .58 % Shares Held Value (000's)
Exchange-Traded Funds - 91 .51%
iShares Core S&P 500 ETF
(a)
35,654 $ 22,138
SPDR Portfolio S&P 500 ETF
(a)
79,218 5,758
SPDR S&P 500 ETF Trust
(a)
7,158 4,423
Vanguard S&P 500 ETF 11,686 6,638
$ 38,957
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c)
29,434 29
TOTAL INVESTMENT COMPANIES $ 38,986
TOTAL PURCHASED OPTIONS - 15.55% $ 6,621
Total Investments $ 45,607
Other Assets and Liabilities -  (7.13)% (3,034)
TOTAL NET ASSETS - 100.00% $ 42,573
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$15,252 or 35.82% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 124 $ 10,604 $ 10,699 $ 29
$ 124 $ 10,604 $ 10,699 $ 29
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 90 $ 9 $ 5 .61 03/31/2026 $ 4,994 $ 5,505 $ 511
Put - S&P 500 Mini Index
(a)
N/A 728 73 $ 561 .19 03/31/2026 2,352 1,116 (1,236)
Total $ 7,346 $ 6,621 $ (725)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 228 $ 23 $ 617 .31 03/31/2026 $ (452) $ (1,040) $ (588)
Put - S&P 500 Mini Index
(a)
N/A 728 73 $ 505 .07 03/31/2026 (1,254) (618) 636
Total $ (1,706) $ (1,658) $ 48
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer January Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 140 .19 % Shares Held Value (000's)
Exchange-Traded Funds - 140 .16%
iShares Core S&P 500 ETF
(a)
52,095 $ 32,346
SPDR Portfolio S&P 500 ETF 115,728 8,412
SPDR S&P 500 ETF Trust
(a)
10,453 6,458
Vanguard S&P 500 ETF 17,062 9,692
$ 56,908
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c)
13,119 13
TOTAL INVESTMENT COMPANIES $ 56,921
TOTAL PURCHASED OPTIONS - 22.53% $ 9,146
Total Investments $ 66,067
Other Assets and Liabilities -  (62.72)% (25,466)
TOTAL NET ASSETS - 100.00% $ 40,601
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$30,013 or 73.92% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ — $ 42,475 $ 42,462 $ 13
$ — $ 42,475 $ 42,462 $ 13
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 123 $ 12 $ 5 .88 12/31/2025 $ 7,119 $ 7,529 $ 410
Put - S&P 500 Mini Index
(a)
N/A 1,048 105 $ 588 .16 12/31/2025 2,903 1,617 (1,286)
Total $ 10,022 $ 9,146 $ (876)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 381 $ 38 $ 646 .98 12/31/2025 $ (671) $ (687) $ (16)
Put - S&P 500 Mini Index
(a)
N/A 1,048 105 $ 529 .34 12/31/2025 (1,570) (775) 795
Total $ (2,241) $ (1,462) $ 779
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer July Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 51 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 51 .28%
iShares Core S&P 500 ETF
(a)
40,973 $ 25,440
SPDR Portfolio S&P 500 ETF
(a)
90,997 6,615
SPDR S&P 500 ETF Trust
(a)
8,234 5,087
Vanguard S&P 500 ETF
(a)
13,437 7,633
$ 44,775
TOTAL INVESTMENT COMPANIES $ 44,775
TOTAL PURCHASED OPTIONS - 10.04% $ 8,763
Total Investments $ 53,538
Other Assets and Liabilities -  38.68% 33,765
TOTAL NET ASSETS - 100.00% $ 87,303
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$13,455 or 15.41% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 $ 871 $ 2,501 $ 3,372 $ —
$ 871 $ 2,501 $ 3,372 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 99 $ 10 $ 6 .21 06/30/2026 $ 6,083 $ 6,048 $ (35)
Put - S&P 500 Mini Index
(a)
N/A 833 83 $ 620 .50 06/30/2026 2,580 2,715 135
Total $ 8,663 $ 8,763 $ 100
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 244 $ 24 $ 682 .55 06/30/2026 $ (503) $ (462) $ 41
Put - S&P 500 Mini Index
(a)
N/A 833 83 $ 558 .45 06/30/2026 (1,436) (1,536) (100)
Total $ (1,939) $ (1,998) $ (59)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer October Account
June 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 109 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 109 .39%
iShares Core S&P 500 ETF
(a)
44,098 $ 27,380
SPDR Portfolio S&P 500 ETF 98,032 7,126
SPDR S&P 500 ETF Trust 8,832 5,457
Vanguard S&P 500 ETF
(a)
14,441 8,203
$ 48,166
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c)
100 —
TOTAL INVESTMENT COMPANIES $ 48,166
TOTAL PURCHASED OPTIONS - 15.60% $ 6,868
Total Investments $ 55,034
Other Assets and Liabilities -  (24.99)% (11,003)
TOTAL NET ASSETS - 100.00% $ 44,031
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$26,149 or 59.39% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales June 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 7,529 $ 2,682 $ 10,211 $ —
$ 7,529 $ 2,682 $ 10,211 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 102 $ 10 $ 5 .76 09/30/2025 $ 5,857 $ 6,254 $ 397
Put - S&P 500 Mini Index
(a)
N/A 882 88 $ 576 .25 09/30/2025 2,577 614 (1,963)
Total $ 8,434 $ 6,868 $ (1,566)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 346 $ 35 $ 633 .88 09/30/2025 $ (520) $ (457) $ 63
Put - S&P 500 Mini Index
(a)
N/A 882 88 $ 518 .63 09/30/2025 (1,433) (223) 1,210
Total $ (1,953) $ (680) $ 1,273
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
June 30, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
BLUE CHIP ACCOUNT
Class 2 shares
2025(c) $ 14 .50 ( $ 0 .01 ) $ 1 .58 $ 1 .57 $ 16 .07

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .83% (d) $ 26,925 0 .90% (e) ,(f) ( 0 .35 ) % (e) 31 .9% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from April 30, 2025, date operations commenced, through June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2025(c) $ 9 .21 $ 0 .17 $ 0 .20 $ 0 .37 $ – $ – $ – $ 9 .58
2024 9 .40 0 .32 ( 0 .21 ) 0 .11 ( 0 .30 ) – ( 0 .30 ) 9 .21
2023 9 .13 0 .28 0 .21 0 .49 ( 0 .22 ) – ( 0 .22 ) 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .02% (d) $ 1,885,911 0 .15% (e) 3 .65% (e) 44 .8% (e)
1 .08 2,160,284 0 .15 3 .42 49 .4
5 .51 2,440,279 0 .15 3 .07 47 .4
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2025(c) $ 9 .42 $ 0 .22 $ 0 .16 $ 0 .38 $ – $ – $ – $ 9 .80
2024 9 .63 0 .41 ( 0 .31 ) 0 .10 ( 0 .31 ) – ( 0 .31 ) 9 .42
2023 9 .42 0 .34 0 .15 0 .49 ( 0 .28 ) – ( 0 .28 ) 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .03% (d) ,(e) $ 209,421 0 .49% (f) 4 .69% (f) 204 .7% (f)
0 .90 204,623 0 .49 4 .25 177 .7
5 .34 199,271 0 .50 3 .57 143 .3
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2025(c) $ 14 .81 $ – $ 0 .81 $ 0 .81 $ – $ – $ – $ 15 .62
2024 14 .21 0 .37 1 .03 1 .40 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .81
2023 13 .57 0 .27 1 .57 1 .84 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 14 .21
2022 18 .11 0 .28 ( 2 .96 ) ( 2 .68 ) ( 0 .40 ) ( 1 .46 ) ( 1 .86 ) 13 .57
2021 17 .58 0 .36 1 .55 1 .91 ( 0 .40 ) ( 0 .98 ) ( 1 .38 ) 18 .11
2020 16 .52 0 .36 1 .70 2 .06 ( 0 .40 ) ( 0 .60 ) ( 1 .00 ) 17 .58
Class 2 shares
2025(c) 14 .88 ( 0 .02 ) 0 .80 0 .78 – – – 15 .66
2024 14 .26 0 .32 1 .05 1 .37 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 14 .88
2023 13 .61 0 .24 1 .57 1 .81 ( 0 .25 ) ( 0 .91 ) ( 1 .16 ) 14 .26
2022 18 .15 0 .24 ( 2 .97 ) ( 2 .73 ) ( 0 .35 ) ( 1 .46 ) ( 1 .81 ) 13 .61
2021 17 .61 0 .31 1 .57 1 .88 ( 0 .36 ) ( 0 .98 ) ( 1 .34 ) 18 .15
2020 16 .55 0 .32 1 .70 2 .02 ( 0 .36 ) ( 0 .60 ) ( 0 .96 ) 17 .61

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .47% (d) $ 34,180 0 .05% (e) ( 0 .05 ) % (e) 13 .7% (e)
9 .86 34,312 0 .05 2 .51 12 .6
14 .17 33,872 0 .05 1 .95 13 .9
( 14 .85 ) 32,564 0 .05 1 .79 19 .5
11 .06 41,982 0 .05 2 .00 14 .3
12 .96 40,515 0 .05 2 .18 23 .6
5 .24 (d) 522,219 0 .30 (e) ( 0 .30 ) (e) 13 .7 (e)
9 .67 585,489 0 .30 2 .14 12 .6
13 .86 701,248 0 .30 1 .68 13 .9
( 15 .10 ) 715,788 0 .30 1 .52 19 .5
10 .83 962,935 0 .30 1 .72 14 .3
12 .63 979,751 0 .30 1 .95 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2025(c) $ 12 .30 $ 0 .01 $ 0 .05 $ 0 .06 $ – $ – $ – $ 12 .36
2024 11 .66 0 .26 0 .73 0 .99 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 12 .30
2023 10 .53 0 .19 1 .18 1 .37 ( 0 .15 ) ( 0 .09 ) ( 0 .24 ) 11 .66
2022 13 .27 0 .16 ( 1 .99 ) ( 1 .83 ) ( 0 .20 ) ( 0 .71 ) ( 0 .91 ) 10 .53
2021 12 .40 0 .22 1 .02 1 .24 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 13 .27
2020 11 .71 0 .20 0 .81 1 .01 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 12 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .49% (d) $ 219,914 0 .38% (e) 0 .09% (e) 64 .5% (e)
8 .54 234,904 0 .38 2 .17 32 .7
13 .08 241,311 0 .38 1 .76 35 .7
( 13 .79 ) 207,220 0 .38 1 .40 104 .9
10 .08 229,787 0 .38 1 .67 47 .6
8 .82 184,469 0 .38 (f) 1 .73 83 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED STRATEGIC ALLOCATION ACCOUNT
Class 2 shares
2025(c) $ 12 .14 ( $ 0 .02 ) $ 0 .69 $ 0 .67 $ – $ – $ – $ 12 .81
2024 11 .67 0 .26 0 .77 1 .03 ( 0 .23 ) ( 0 .33 ) ( 0 .56 ) 12 .14
2023 11 .00 0 .18 1 .22 1 .40 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 11 .67
2022 14 .43 0 .17 ( 2 .27 ) ( 2 .10 ) ( 0 .35 ) ( 0 .98 ) ( 1 .33 ) 11 .00
2021 13 .65 0 .32 1 .03 1 .35 ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 14 .43
2020 12 .91 0 .24 1 .26 1 .50 ( 0 .25 ) ( 0 .51 ) ( 0 .76 ) 13 .65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .52% (d) $ 96,936 0 .31% (e) ,(f) ( 0 .31 ) % (e) 13 .6% (e)
8 .83 112,520 0 .31 (f) 2 .16 14 .6
13 .09 134,117 0 .31 (f) 1 .62 16 .4
( 14 .63 ) 141,384 0 .31 (f) 1 .36 21 .0
9 .94 184,060 0 .31 (f) 2 .24 18 .7
12 .03 185,139 0 .31 (f) 1 .84 25 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2025(c) $ 18 .51 ( $ 0 .03 ) $ 1 .11 $ 1 .08 $ – $ – $ – $ 19 .59
2024 17 .35 0 .35 1 .77 2 .12 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 18 .51
2023 16 .20 0 .27 2 .32 2 .59 ( 0 .29 ) ( 1 .15 ) ( 1 .44 ) 17 .35
2022 21 .68 0 .27 ( 3 .66 ) ( 3 .39 ) ( 0 .40 ) ( 1 .69 ) ( 2 .09 ) 16 .20
2021 20 .15 0 .37 2 .56 2 .93 ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 21 .68
2020 18 .69 0 .35 2 .12 2 .47 ( 0 .37 ) ( 0 .64 ) ( 1 .01 ) 20 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .83% (d) $ 2,056,227 0 .30% (e) ( 0 .30 ) % (e) 12 .9% (e)
12 .26 2,382,875 0 .30 1 .90 13 .2
16 .60 3,076,955 0 .30 1 .59 13 .7
( 15 .70 ) 3,045,729 0 .30 1 .47 20 .1
14 .79 3,974,179 0 .30 1 .74 14 .7
13 .76 3,853,082 0 .30 1 .89 23 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2025(c) $ 13 .35 $ 0 .01 ( $ 0 .05 ) ( $ 0 .04 ) $ – $ – $ – $ 13 .31
2024 12 .42 0 .27 1 .08 1 .35 ( 0 .19 ) ( 0 .23 ) ( 0 .42 ) 13 .35
2023 11 .07 0 .20 1 .47 1 .67 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 12 .42
2022 14 .07 0 .17 ( 2 .12 ) ( 1 .95 ) ( 0 .20 ) ( 0 .85 ) ( 1 .05 ) 11 .07
2021 12 .68 0 .23 1 .52 1 .75 ( 0 .16 ) ( 0 .20 ) ( 0 .36 ) 14 .07
2020 12 .00 0 .19 0 .86 1 .05 ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .30 ) % (d) $ 1,450,539 0 .37% (e) 0 .10% (e) 69 .2% (e)
10 .88 1,548,784 0 .37 2 .08 38 .9
15 .33 1,440,339 0 .37 1 .68 38 .6
( 13 .82 ) 1,196,821 0 .37 1 .36 101 .8
13 .89 1,277,128 0 .37 1 .69 57 .4
8 .98 995,575 0 .37 1 .63 85 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH STRATEGIC ALLOCATION ACCOUNT
Class 2 shares
2025(c) $ 13 .27 ( $ 0 .02 ) $ 0 .83 $ 0 .81 $ – $ – $ – $ 14 .08
2024 12 .59 0 .26 1 .15 1 .41 ( 0 .24 ) ( 0 .49 ) ( 0 .73 ) 13 .27
2023 11 .75 0 .19 1 .58 1 .77 ( 0 .18 ) ( 0 .75 ) ( 0 .93 ) 12 .59
2022 15 .66 0 .17 ( 2 .54 ) ( 2 .37 ) ( 0 .40 ) ( 1 .14 ) ( 1 .54 ) 11 .75
2021 14 .33 0 .36 1 .58 1 .94 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 15 .66
2020 13 .53 0 .23 1 .46 1 .69 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 14 .33

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .10% (d) $ 217,430 0 .31% (e) ( 0 .31 ) % (e) 12 .8% (e)
11 .22 243,336 0 .31 1 .98 20 .1
15 .60 293,439 0 .31 1 .53 15 .6
( 15 .12 ) 292,960 0 .30 1 .25 19 .9
13 .70 388,912 0 .30 2 .39 17 .4
13 .06 378,238 0 .30 (f) 1 .74 22 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2025(c) $ 12.93 ( $ 0.02) $ 0.63 $ 0.61 $ – $ – $ – $ 13.54
2024 12.57 0.30 0.60 0.90 (0.26) (0.28) (0.54) 12.93
2023 12.00 0.22 1.08 1.30 (0.22) (0.51) (0.73) 12.57
2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) ( 0 .25) (0.53) 14.82

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.72% (d) $ 191,708 0.31% (e) – (0.31) % (e) 16.3% (e)
7.11 214,228 0.31% – 2.35 20.5
11.20 246,966 0.31 – 1.80 15.8
(14.54) 254,300 0.30 – 1.58 23.5
6.96 325,983 0.30 (f) 0.30 (g) 1.75 24.8
11.27 323,525 0.30 (f) 0.30 (g) 2.10 31.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2025(c) $ 15 .73 $ 0 .25 $ 2 .78 $ 3 .03 $ – $ – $ – $ 18 .76
2024 15 .49 0 .26 0 .49 0 .75 ( 0 .51 ) – ( 0 .51 ) 15 .73
2023 13 .36 0 .25 2 .07 2 .32 ( 0 .19 ) – ( 0 .19 ) 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .26% (d) $ 281,882 0 .85% (e) 2 .95% (e) 24 .0% (e)
4 .71 245,348 0 .85 1 .56 26 .5
17 .45 256,075 0 .93 1 .75 36 .5
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2025(c) $ 30 .83 $ 0 .28 $ 1 .47 $ 1 .75 $ – $ – $ – $ 32 .58
2024 27 .51 0 .56 3 .69 4 .25 ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 30 .83
2023 26 .54 0 .64 2 .20 2 .84 ( 0 .58 ) ( 1 .29 ) ( 1 .87 ) 27 .51
2022 34 .25 0 .59 ( 4 .25 ) ( 3 .66 ) ( 0 .60 ) ( 3 .45 ) ( 4 .05 ) 26 .54
2021 28 .54 0 .55 5 .82 6 .37 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .25
2020 28 .19 0 .55 1 .08 1 .63 ( 0 .52 ) ( 0 .76 ) ( 1 .28 ) 28 .54
Class 2 shares
2025(c) 30 .36 0 .24 1 .44 1 .68 – – – 32 .04
2024 27 .11 0 .48 3 .63 4 .11 ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 30 .36
2023 26 .19 0 .57 2 .16 2 .73 ( 0 .52 ) ( 1 .29 ) ( 1 .81 ) 27 .11
2022 33 .87 0 .51 ( 4 .20 ) ( 3 .69 ) ( 0 .54 ) ( 3 .45 ) ( 3 .99 ) 26 .19
2021 28 .26 0 .47 5 .75 6 .22 ( 0 .59 ) ( 0 .02 ) ( 0 .61 ) 33 .87
2020 27 .93 0 .48 1 .06 1 .54 ( 0 .45 ) ( 0 .76 ) ( 1 .21 ) 28 .26

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .68% (d) $ 623,137 0 .48% (e) 1 .82% (e) 12 .3% (e)
15 .50 615,060 0 .48 1 .88 20 .3
11 .22 598,294 0 .49 2 .41 12 .9
( 10 .50 ) 625,764 0 .48 1 .99 19 .6
22 .47 701,625 0 .47 1 .73 9 .6
6 .43 755,882 0 .48 2 .18 21 .0
5 .53 (d) 84,425 0 .73 (e) 1 .58 (e) 12 .3 (e)
15 .23 73,952 0 .73 1 .63 20 .3
10 .93 65,603 0 .74 2 .16 12 .9
( 10 .72 ) 56,495 0 .73 1 .75 19 .6
22 .15 53,723 0 .72 1 .48 9 .6
6 .15 33,951 0 .73 1 .93 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2025(c) $ 15 .33 $ 0 .15 $ 2 .55 $ 2 .70 $ – $ – $ – $ 18 .03
2024 14 .69 0 .19 0 .76 0 .95 ( 0 .31 ) – ( 0 .31 ) 15 .33
2023 13 .39 0 .21 1 .45 1 .66 ( 0 .36 ) – ( 0 .36 ) 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .61% (d) $ 74,119 1 .16% (e) 1 .91% (e) 36 .9% (e)
6 .51 65,475 1 .14 1 .22 59 .3
12 .53 67,407 1 .16 (f) 1 .50 33 .0
( 22 .66 ) 68,015 1 .10 (f) 1 .98 34 .5
0 .58 90,815 1 .18 (f) 1 .01 35 .7
19 .23 93,839 1 .21 (f) ,(g) 0 .71 57 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2025(c) $ 8 .22 $ 0 .16 $ 0 .19 $ 0 .35 $ – $ – $ 8 .57
2024 8 .42 0 .28 ( 0 .22 ) 0 .06 ( 0 .26 ) ( 0 .26 ) 8 .22
2023 8 .24 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .19 ) 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .26% (d) $ 108,545 0 .50% (e) 3 .95% (e) 300 .2% (e)
0 .62 111,374 0 .52 3 .33 249 .9
4 .64 121,708 0 .53 2 .82 173 .6
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2025(c) $ 48 .16 ( $ 0 .02 ) $ 3 .54 $ 3 .52 $ – $ – $ – $ 51 .68
2024 40 .42 ( 0 .04 ) 10 .07 10 .03 – ( 2 .29 ) ( 2 .29 ) 48 .16
2023 30 .22 – 12 .03 12 .03 – ( 1 .83 ) ( 1 .83 ) 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) – ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .31% (d) $ 617,971 0 .68% (e) ,(f) ( 0 .09 ) % (e) 51 .5% (e)
25 .14 645,210 0 .67 (f) ( 0 .10 ) 40 .9
40 .34 580,072 0 .69 (f) ( 0 .01 ) 28 .2
( 34 .16 ) 439,493 0 .69 (f) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (f) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (f) ( 0 .14 ) 42 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2025(c) $ 25 .09 $ 0 .15 $ 1 .37 $ 1 .52 $ – $ – $ – $ 26 .61
2024 21 .73 0 .29 4 .98 5 .27 ( 0 .37 ) ( 1 .54 ) ( 1 .91 ) 25 .09
2023 18 .24 0 .30 4 .36 4 .66 ( 0 .30 ) ( 0 .87 ) ( 1 .17 ) 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
Class 2 shares
2025(c) 24 .54 0 .12 1 .33 1 .45 – – – 25 .99
2024 21 .30 0 .23 4 .88 5 .11 ( 0 .33 ) ( 1 .54 ) ( 1 .87 ) 24 .54
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .06% (d) $ 2,458,249 0 .20% (e) 1 .21% (e) 1 .9% (e)
24 .74 2,564,595 0 .21 1 .21 2 .4
25 .97 2,735,181 0 .21 1 .49 2 .3
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
5 .91 (d) 72,122 0 .45 (e) 0 .97 (e) 1 .9 (e)
24 .39 (f) 69,311 0 .46 0 .96 2 .4
25 .68 (f) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2025(c) $ 17 .24 $ 0 .10 $ 1 .06 $ 1 .16 $ – $ – $ – $ 18 .40
2024 15 .95 0 .21 3 .22 3 .43 ( 0 .30 ) ( 1 .84 ) ( 2 .14 ) 17 .24
2023 13 .88 0 .22 2 .99 3 .21 ( 0 .20 ) ( 0 .94 ) ( 1 .14 ) 15 .95
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .73% (d) $ 132,962 0 .37% (e) 1 .13% (e) 17 .9% (e)
22 .16 147,935 0 .36 1 .21 11 .4
23 .67 178,475 0 .37 1 .45 5 .7
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2025(c) $ 69 .22 $ 0 .07 $ 3 .98 $ 4 .05 $ – $ – $ – $ 73 .27
2024 63 .02 0 .21 12 .30 12 .51 ( 0 .17 ) ( 6 .14 ) ( 6 .31 ) 69 .22
2023 51 .25 0 .17 13 .04 13 .21 – ( 1 .44 ) ( 1 .44 ) 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
Class 2 shares
2025(c) 67 .94 ( 0 .01 ) 3 .90 3 .89 – – – 71 .83
2024 61 .99 0 .05 12 .08 12 .13 ( 0 .04 ) ( 6 .14 ) ( 6 .18 ) 67 .94
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .87% (d) ,(e) $ 604,474 0 .53% (f) 0 .21% (f) 14 .8% (f)
20 .27 (e) 645,646 0 .53 0 .31 20 .8
26 .08 (e) 573,406 0 .55 0 .30 8 .8
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (e) 604,094 0 .54 0 .14 12 .2
5 .73 (d) 51,278 0 .78 (f) ( 0 .04 ) (f) 14 .8 (f)
19 .98 48,746 0 .78 0 .07 20 .8
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2025(c) $ 42 .72 $ 0 .10 $ 1 .52 $ 1 .62 $ – $ – $ – $ 44 .34
2024 35 .30 0 .23 8 .81 9 .04 ( 0 .31 ) ( 1 .31 ) ( 1 .62 ) 42 .72
2023 30 .36 0 .30 7 .12 7 .42 ( 0 .28 ) ( 2 .20 ) ( 2 .48 ) 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
Class 2 shares
2025(c) 41 .74 0 .05 1 .47 1 .52 – – – 43 .26
2024 34 .55 0 .13 8 .61 8 .74 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 41 .74
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .79% (d) $ 144,781 0 .63% (e) 0 .49% (e) 59 .4% (e)
25 .85 144,682 0 .63 0 .58 44 .9
25 .15 134,161 0 .65 0 .90 49 .6
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
3 .64 (d) 88,480 0 .88 (e) 0 .24 (e) 59 .4 (e)
25 .54 76,918 0 .88 0 .32 44 .9
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2025(c) $ 12 .89 $ 0 .15 $ 0 .60 $ 0 .75 $ – $ – $ – $ 13 .64
2024 12 .50 0 .37 0 .56 0 .93 ( 0 .38 ) ( 0 .16 ) ( 0 .54 ) 12 .89
2023 11 .62 0 .34 1 .06 1 .40 ( 0 .33 ) ( 0 .19 ) ( 0 .52 ) 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .82% (d) $ 143,798 0 .01% (e) 2 .28% (e) 42 .7% (e)
7 .43 145,432 0 .01 2 .84 38 .8
12 .26 152,073 0 .02 2 .80 14 .0
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2025(c) $ 13 .68 $ 0 .12 $ 0 .80 $ 0 .92 $ – $ – $ – $ 14 .60
2024 12 .95 0 .34 0 .83 1 .17 ( 0 .30 ) ( 0 .14 ) ( 0 .44 ) 13 .68
2023 11 .70 0 .31 1 .42 1 .73 ( 0 .22 ) ( 0 .26 ) ( 0 .48 ) 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .73% (d) $ 320,417 0 .01% (e) 1 .73% (e) 48 .1% (e)
9 .05 296,715 0 .00 2 .52 51 .1
15 .09 276,060 0 .01 2 .55 14 .2
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2025(c) $ 17 .97 $ 0 .10 $ 1 .29 $ 1 .39 $ – $ – $ – $ 19 .36
2024 16 .60 0 .36 1 .56 1 .92 ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 17 .97
2023 14 .59 0 .34 2 .28 2 .62 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .74% (d) $ 206,799 0 .01% (e) 1 .11% (e) 51 .8% (e)
11 .55 175,508 0 .01 2 .02 42 .5
18 .27 150,890 0 .02 2 .17 21 .2
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2025(c) $ 17 .73 $ 0 .04 $ 1 .48 $ 1 .52 $ – $ – $ – $ 19 .25
2024 16 .11 0 .28 1 .85 2 .13 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 17 .73
2023 13 .96 0 .28 2 .52 2 .80 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .57% (d) $ 93,218 0 .02% (e) 0 .48% (e) 65 .3% (e)
13 .29 82,359 0 .01 1 .59 45 .5
20 .38 70,704 0 .03 1 .83 24 .8
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2025(c) $ 17 .28 $ 0 .04 $ 1 .46 $ 1 .50 $ – $ – $ – $ 18 .78
2024 15 .67 0 .29 1 .78 2 .07 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 17 .28
2023 13 .56 0 .28 2 .42 2 .70 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .68% (d) $ 34,452 0 .04% (e) 0 .41% (e) 71 .3% (e)
13 .28 29,544 0 .03 1 .71 43 .1
20 .28 21,432 0 .09 1 .94 21 .1
( 18 .78 ) 15,131 0 .04 (f) 1 .21 36 .5
17 .96 17,280 0 .03 (f) 3 .38 25 .3
16 .58 11,468 0 .07 (f) 1 .73 58 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2025(c) $ 11 .44 $ 0 .14 $ 0 .49 $ 0 .63 $ – $ – $ – $ 12 .07
2024 11 .03 0 .35 0 .39 0 .74 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 11 .44
2023 10 .12 0 .33 0 .76 1 .09 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .51% (d) $ 54,244 0 .03% (e) 2 .51% (e) 41 .5% (e)
6 .71 53,521 0 .02 3 .04 42 .4
10 .79 55,858 0 .05 3 .15 15 .3
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2025(c) $ 18 .18 $ 0 .23 $ 0 .26 $ 0 .49 $ – $ – $ – $ 18 .67
2024 18 .12 0 .42 0 .67 1 .09 ( 0 .45 ) ( 0 .58 ) ( 1 .03 ) 18 .18
2023 16 .97 0 .44 1 .71 2 .15 ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
Class 2 shares
2025(c) 18 .22 0 .21 0 .25 0 .46 – – – 18 .68
2024 18 .15 0 .71 0 .35 1 .06 ( 0 .41 ) ( 0 .58 ) ( 0 .99 ) 18 .22
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .70% (d) $ 154,410 0 .78% (e) 2 .52% (e) 16 .0% (e)
5 .59 155,499 0 .79 2 .31 38 .8
13 .33 143,715 0 .80 2 .57 16 .2
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
2 .52 (d) 94,984 1 .03 (e) 2 .25 (e) 16 .0 (e)
5 .41 99,850 1 .04 3 .88 38 .8
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2025(c) $ 15 .20 $ 0 .08 $ 0 .88 $ 0 .96 $ – $ – $ – $ 16 .16
2024 13 .77 0 .33 1 .41 1 .74 ( 0 .31 ) – ( 0 .31 ) 15 .20
2023 12 .71 0 .28 1 .69 1 .97 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
Class 2 shares
2025(c) 14 .92 0 .06 0 .86 0 .92 – – – 15 .84
2024 13 .52 0 .29 1 .38 1 .67 ( 0 .27 ) – ( 0 .27 ) 14 .92
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .32% (d) $ 421,230 0 .23% (e) 1 .06% (e) 48 .1% (e)
12 .62 435,292 0 .23 2 .21 19 .4
16 .00 449,622 0 .24 2 .09 26 .7
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
6 .17 (d) 148,805 0 .48 (e) 0 .81 (e) 48 .1 (e)
12 .38 149,715 0 .48 2 .01 19 .4
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2025(c) $ 11 .74 $ 0 .10 $ 0 .55 $ 0 .65 $ – $ – $ – $ 12 .39
2024 11 .05 0 .31 0 .68 0 .99 ( 0 .30 ) – ( 0 .30 ) 11 .74
2023 10 .23 0 .28 0 .93 1 .21 ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
Class 2 shares
2025(c) 11 .53 0 .09 0 .53 0 .62 – – – 12 .15
2024 10 .86 0 .28 0 .66 0 .94 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .54% (d) $ 125,315 0 .24% (e) 1 .72% (e) 40 .4% (e)
8 .97 131,291 0 .24 2 .70 23 .5
11 .97 133,470 0 .25 2 .60 28 .4
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
5 .38 (d) 33,422 0 .49 (e) 1 .48 (e) 40 .4 (e)
8 .69 32,076 0 .49 2 .47 23 .5
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2025(c) $ 22 .28 $ 0 .05 $ 1 .47 $ 1 .52 $ – $ – $ – $ 23 .80
2024 19 .62 0 .37 2 .61 2 .98 ( 0 .32 ) – ( 0 .32 ) 22 .28
2023 17 .65 0 .31 3 .01 3 .32 ( 0 .34 ) ( 1 .01 ) ( 1 .35 ) 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
Class 2 shares
2025(c) 21 .80 0 .02 1 .44 1 .46 – – – 23 .26
2024 19 .21 0 .32 2 .55 2 .87 ( 0 .28 ) – ( 0 .28 ) 21 .80
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .82% (d) $ 212,642 0 .24% (e) 0 .47% (e) 42 .3% (e)
15 .23 213,465 0 .23 1 .73 20 .8
19 .37 205,429 0 .24 1 .66 28 .0
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
6 .70 (d) 200,462 0 .49 (e) 0 .22 (e) 42 .3 (e)
14 .94 194,942 0 .48 1 .51 20 .8
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2025(c) $ 11 .13 $ 0 .11 $ 0 .43 $ 0 .54 $ – $ – $ – $ 11 .67
2024 10 .75 0 .35 0 .37 0 .72 ( 0 .34 ) – ( 0 .34 ) 11 .13
2023 10 .17 0 .30 0 .63 0 .93 ( 0 .35 ) – ( 0 .35 ) 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
Class 2 shares
2025(c) 10 .97 0 .10 0 .41 0 .51 – – – 11 .48
2024 10 .59 0 .31 0 .38 0 .69 ( 0 .31 ) – ( 0 .31 ) 10 .97
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .85% (d) $ 87,306 0 .24% (e) 2 .05% (e) 30 .0% (e)
6 .69 93,732 0 .24 3 .15 21 .9
9 .37 99,003 0 .25 2 .87 24 .8
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
4 .65 (d) 31,487 0 .49 (e) 1 .80 (e) 30 .0 (e)
6 .43 (f) 33,506 0 .49 2 .86 21 .9
9 .21 (f) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2025(c) $ 26 .49 $ – $ 2 .00 $ 2 .00 $ – $ – $ – $ 28 .49
2024 22 .88 0 .37 3 .52 3 .89 ( 0 .28 ) – ( 0 .28 ) 26 .49
2023 19 .76 0 .28 3 .95 4 .23 ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
Class 2 shares
2025(c) 25 .94 ( 0 .03 ) 1 .96 1 .93 – – – 27 .87
2024 22 .43 0 .31 3 .43 3 .74 ( 0 .23 ) – ( 0 .23 ) 25 .94
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .55% (d) $ 227,977 0 .23% (e) ( 0 .01 ) % (e) 44 .8% (e)
17 .02 225,322 0 .23 1 .45 20 .5
21 .86 203,367 0 .24 1 .31 30 .2
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
7 .44 (d) 235,715 0 .48 (e) ( 0 .26 ) (e) 44 .8 (e)
16 .68 225,336 0 .48 1 .23 20 .5
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2025(c) $ 2 .54 $ 0 .05 $ 0 .03 $ 0 .08 $ – $ – $ – $ 2 .62
2024 2 .50 0 .10 0 .03 0 .13 ( 0 .09 ) – ( 0 .09 ) 2 .54
2023 2 .41 0 .08 0 .05 0 .13 ( 0 .04 ) – ( 0 .04 ) 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .15% (d) ,(e) $ 130,951 0 .42% (f) 4 .08% (f) 48 .5% (f)
5 .09 133,871 0 .41 4 .02 47 .8
5 .60 135,924 0 .43 3 .40 38 .7
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (g) 1 .61 73 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2025(c) $ 15 .69 $ 0 .03 $ 0 .05 $ 0 .08 $ – $ – $ – $ 15 .77
2024 15 .02 0 .07 0 .97 1 .04 ( 0 .06 ) ( 0 .31 ) ( 0 .37 ) 15 .69
2023 13 .03 0 .05 1 .98 2 .03 ( 0 .04 ) – ( 0 .04 ) 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
Class 2 shares
2025(c) 15 .54 0 .01 0 .05 0 .06 – – – 15 .60
2024 14 .88 0 .03 0 .96 0 .99 ( 0 .02 ) ( 0 .31 ) ( 0 .33 ) 15 .54
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .51% (d) $ 154,035 0 .85% (e) 0 .44% (e) 15 .5% (e)
6 .99 162,112 0 .84 0 .42 33 .5
15 .53 (f) 166,600 0 .85 0 .38 24 .6
( 20 .63 ) (f) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
0 .39 (d) 9,264 1 .10 (e) 0 .19 (e) 15 .5 (e)
6 .66 (f) 9,247 1 .09 0 .18 33 .5
15 .39 (f) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT
(c)
Class 2 shares
2025(d) $ 10 .45 $ 0 .01 $ 0 .37 $ 0 .38 $ – $ – $ – $ 10 .83
2024 9 .90 0 .03 1 .82 1 .85 ( 0 .06 ) ( 1 .24 ) ( 1 .30 ) 10 .45
2023(j) 10 .00 0 .03 1 .25 1 .28 ( 0 .06 ) ( 1 .32 ) ( 1 .38 ) 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .64% (e) $ 42,573 0 .95% (f) ,(g) 0 .18% (f) 34 .7% (f)
18 .41 (h) 37,944 0 .96 (g) ,(i) 0 .31 158 .4
12 .87 (e) ,(h) 22,730 0 .98 (f) ,(g) ,(k) 0 .43 (f) 182 .4 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(d) Six months ended June 30, 2025.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(k) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT
(c)
Class 2 shares
2025(d) $ 11 .87 $ 0 .01 $ 0 .55 $ 0 .56 $ – $ – $ – $ 12 .43
2024 10 .07 0 .04 1 .78 1 .82 ( 0 .02 ) – ( 0 .02 ) 11 .87
2023 9 .99 0 .05 1 .90 1 .95 ( 0 .07 ) ( 1 .80 ) ( 1 .87 ) 10 .07
2022(k) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .54% (e) $ 40,601 0 .96% (f) ,(g) ,(h) 0 .19% (f) 54 .1% (f)
18 .29 (i) 68,269 0 .96 (g) ,(h) 0 .33 182 .8
19 .42 (i) 58,333 0 .98 (g) ,(j) 0 .47 136 .3
0 .00 (e) ,(i) 26,581 0 .95 (f) ,(g) 3 .20 (f) 0 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(d) Six months ended June 30, 2025.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(k) Period from December 28, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT
(c)
Class 2 shares
2025(d) $ 13 .64 $ 0 .01 $ 0 .65 $ 0 .66 $ – $ – $ – $ 14 .30
2024 11 .67 0 .04 2 .04 2 .08 – ( 0 .11 ) ( 0 .11 ) 13 .64
2023 10 .16 0 .07 1 .78 1 .85 ( 0 .04 ) ( 0 .30 ) ( 0 .34 ) 11 .67
2022(j) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .69% (e) ,(f) $ 87,303 0 .96% (g) ,(h) ,(i) 0 .15% (g) 54 .1% (g)
17 .89 38,893 0 .96 (h) ,(i) 0 .29 136 .4
18 .23 54,229 0 .96 (h) ,(i) 0 .61 69 .3
1 .93 (e) 26,247 0 .95 (g) ,(h) 0 .72 (g) 20 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.
(d) Six months ended June 30, 2025.
(e) Total return amounts have not been annualized.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from June 29, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT
(c)
Class 2 shares
2025(d) $ 13 .89 $ 0 .01 $ 0 .65 $ 0 .66 $ – $ – $ – $ 14 .55
2024 11 .70 0 .04 2 .20 2 .24 ( 0 .01 ) ( 0 .04 ) ( 0 .05 ) 13 .89
2023 10 .51 0 .05 1 .98 2 .03 ( 0 .05 ) ( 0 .79 ) ( 0 .84 ) 11 .70
2022(k) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .75% (e) ,(f) $ 44,031 0 .96% (g) ,(h) ,(i) 0 .15% (g) 8 .2% (g)
19 .18 59,841 0 .96 (h) ,(i) 0 .32 43 .9
19 .45 18,800 0 .97 (h) ,(j) 0 .47 47 .4
5 .29 (e) 17,978 0 .99 (g) ,(h) ,(l) 0 .68 (g) 180 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.
(d) Six months ended June 30, 2025.
(e) Total return amounts have not been annualized.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(k) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(l) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Variable Contracts Funds, Inc.
June 30, 2025

During the two most recent fiscal years and any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Variable Contracts Funds, Inc.
June 30, 2025

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Variable Contracts Funds, Inc.
June 30, 2025

The Principal Variable Contracts Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as
Interested Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the
Chief Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Directors’ expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
June 30, 2025

During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | MM1291-30 | 06/2025 | 3607189

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	8/12/2025